                             BB&T Mutual Funds LOGO

                               MONEY MARKET FUNDS

                            Prime Money Market Fund

                        U.S. Treasury Money Market Fund

                                   BOND FUNDS

                 Short-Intermediate U.S. Government Income Fund

                     Intermediate U.S. Government Bond Fund
                   North Carolina Intermediate Tax-Free Fund
                   South Carolina Intermediate Tax-Free Fund

                                  STOCK FUNDS

                          Growth and Income Stock Fund

                                 Balanced Fund
                           Large Company Growth Fund
                           Small Company Growth Fund
                           International Equity Fund

                                 FUNDS OF FUNDS

                    Capital Manager Conservative Growth Fund

                      Capital Manager Moderate Growth Fund
                          Capital Manager Growth Fund

                                  TRUST SHARES

                         BRANCH BANKING & TRUST COMPANY
                               INVESTMENT ADVISER

                              BISYS FUND SERVICES
                         ADMINISTRATOR AND DISTRIBUTOR

                      PROSPECTUS DATED SEPTEMBER 15, 1997

                               TABLE OF CONTENTS

                                                                                        Page
                                                                                        ----
The Group............................................................................     5
Fee Table............................................................................     5
Financial Highlights.................................................................     9
Investment Objectives and Policies...................................................    15
Investment Restrictions..............................................................    34
Valuation of Shares..................................................................    36
How to Purchase and Redeem Shares....................................................    37
Dividends and Taxes..................................................................    40
Management of BB&T Mutual Funds Group................................................    43
General Information..................................................................    48

        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            BB&T MUTUAL FUNDS GROUP

3435 Stelzer Road                                                                      For current yield, purchase,
Columbus, Ohio 43219                                                                    and redemption information,
Investment Adviser: Branch Banking                                                              call (800) 228-1872
and Trust Company ("BB&T")                                                              TDD/TTY call (800) 300-8893

  THE BB&T MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company offering to the public eleven separate investment funds (each a "Fund"). The Group also offers three separate investment Funds, (the "Funds of Funds") offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund of the Group, except for the Funds of Funds, offers multiple classes of units of beneficial interest ("Shares").

  THE BB&T PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Prime Money Market Fund seeks to maintain a constant net asset value of $1.00 per share.

  THE BB&T U.S. TREASURY MONEY MARKET FUND (the "U.S. Treasury Fund"), seeks current income with liquidity and stability of principal, through investment exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements. The U.S. Treasury Fund seeks to maintain a constant net asset value of $1.00 per share.

   AN INVESTMENT IN THE PRIME MONEY MARKET FUND AND THE U.S. TREASURY FUND IS
                                    NEITHER
 INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT
                                      THE
  FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (the "Short-Intermediate Fund") seeks current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and high grade collateralized mortgage obligations.

  THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND (the "Intermediate Bond Fund") seeks current income consistent with the preservation of capital through investment of at least 65% of its assets in bonds issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

  THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "North Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax. Normally, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.

  THE BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "South Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and South Carolina personal income tax. Normally, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions.

  THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND ARE NON-DIVERSIFIED SERIES AND THEREFORE MAY EACH INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN OBLIGATIONS OF ONE ISSUER.

  THE BB&T GROWTH AND INCOME STOCK FUND (the "Growth and Income Fund") seeks capital growth, current income or both, through investment in stocks.

  THE BB&T BALANCED FUND (the "Balanced Fund") seeks to obtain long-term capital growth and produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

  THE BB&T LARGE COMPANY GROWTH FUND (the "Large Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.

  THE BB&T SMALL COMPANY GROWTH FUND (the "Small Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

  THE BB&T INTERNATIONAL EQUITY FUND (the "International Equity Fund") seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

  THE BB&T CAPITAL MANAGER CONSERVATIVE GROWTH FUND (the "Capital Manager Conservative Growth Fund") seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  THE BB&T CAPITAL MANAGER MODERATE GROWTH FUND (the "Capital Manager Moderate Growth Fund") seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  THE BB&T CAPITAL MANAGER GROWTH FUND (the "Capital Manager Growth Fund") seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

  This Prospectus relates to the Trust Shares of the Group, which are offered to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Through a separate prospectus, the Group also offers Class A and Class B Shares, which are offered to the general public. Additional information about each of the Funds, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information and the prospectus relating to the Class A and Class B Shares are available upon request without charge by writing to the Group or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about the Group's Trust Shares that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

  SHARES OF THE BB&T MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BRANCH BANKING AND TRUST COMPANY, SOUTHERN NATIONAL CORPORATION, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                            ------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.
                            ------------------------

               The date of this Prospectus is September 15, 1997.

                               PROSPECTUS SUMMARY

The Group.....................   BB&T Mutual Funds Group (the "Group"), a Massachusetts
                                 business trust, is an open-end management investment company which currently consists of eleven separately managed
                                 portfolios (each a "Fund"). The Group also offers three
                                 separate investment Funds (the "Funds of Funds") offering
                                 Trust Shares only, which offer Shareholders a profes-
                                 sionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund, except for the Funds of Funds, offers to the public three classes of Shares:
                                 Class A, Class B and Trust Class. As of the date of this
                                 prospectus, Class B Shares were not yet being offered in the
                                 Prime Money Market, Short-Intermediate, North Carolina and
                                 South Carolina Funds. This prospectus relates to only the
                                 Trust Class Shares.
Investment Objective
  and Policies................   THE PRIME MONEY MARKET FUND seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
                                 THE U.S. TREASURY FUND seeks current income with liquidity and stability of principal through investing exclusively in short-term obligations issued or guaranteed by the U.S.
                                 Treasury, some of which may be subject to repurchase
                                 agreements.
                                 THE SHORT-INTERMEDIATE FUND seeks current income consistent with the preservation of capital through investment in
                                 obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high grade
                                 collateralized mortgage obligations, some of which may be
                                 subject to repurchase agreements.
                                 THE INTERMEDIATE BOND FUND seeks current income consistent with the preservation of capital through investment of at
                                 least 65% of its assets in bonds issued or guaranteed by the
                                 U.S. Government or its agencies or its instrumentalities,
                                 some of which may be subject to repurchase agreements.
                                 THE NORTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and North Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North
                                 Carolina and its political subdivisions.
                                 THE SOUTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and South Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South
                                 Carolina and its political subdivisions.
                                 THE GROWTH AND INCOME FUND seeks capital growth, current
                                 income or both, primarily through investment in stocks.
                                 THE BALANCED FUND seeks to obtain long-term capital growth and to produce current income through investment in a
                                 broadly diversified portfolio of securities, including
                                 common stocks, preferred stocks and bonds.

                                 THE LARGE COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.
                                 THE SMALL COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.
                                 THE INTERNATIONAL EQUITY FUND seeks long-term capital
                                 appreciation through investment primarily in equity
                                 securities of foreign issuers.
                                 THE CAPITAL MANAGER CONSERVATIVE GROWTH FUND seeks capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in
                                 equity and fixed income securities.
                                 THE CAPITAL MANAGER MODERATE GROWTH FUND seeks capital
                                 appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest
                                 primarily in equity and fixed income securities.
                                 THE CAPITAL MANAGER GROWTH FUND seeks capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.
Funds of Funds................   Capital Manager Conservative Growth, Capital Manager
                                 Moderate Growth and Capital Manager Growth Funds intend to primarily invest in the shares of other BB&T mutual funds.
Investment Risks..............   Each Fund's performance may change daily based on many
                                 factors including interest rate levels, the quality of the obligations in each Fund's portfolio, and market conditions.
                                 An investment in the North Carolina Fund and the South
                                 Carolina Fund involves special risk considerations. (See
                                 "Other Investment Policies of the North Carolina Fund and
                                 the South Carolina Fund.") An investment in the Interna-
                                 tional Equity Fund and the Prime Money Market Fund may
                                 involve special risk considerations. (See "Foreign
                                 Investments.") The net asset value of the Funds of Funds
                                 will fluctuate with changes in the equity markets and the
                                 value of the Underlying Funds in which they invest. For a
                                 complete description of the manner in which the Funds of
                                 Funds will allocate their assets among the Underlying Funds, and the special risk considerations applicable to the Funds of Funds, see "The Funds of Funds."
Offering Price................   The public offering price of the Prime Money Market Fund and the U.S. Treasury Fund is equal to the net asset value per
                                 Trust Share, which each Money Market Fund will seek to
                                 maintain at $1.00.
                                 The public offering price of the Short-Intermediate,
                                 Intermediate Bond, North Carolina, South Carolina, Growth
                                 and Income, Balanced, Large Company Growth, Small Company
                                 Growth, International Equity, Capital Manager Conservative
                                 Growth, Capital Manager Moderate Growth, and Capital Manager
                                 Growth Funds is equal to that Fund's net asset value per
                                 Trust Share. (See "HOW TO PURCHASE AND REDEEM
                                 SHARES--Purchases of Trust Shares.")
Minimum Purchase..............   No minimum purchase applies to purchases of Trust Shares.
Investment Adviser............   Branch Banking and Trust Company, Raleigh, North Carolina.

Dividends.....................   The Prime Money Market, U.S. Treasury, North Carolina, South
                                 Carolina, Short-Intermediate, and Intermediate Bond Funds
                                 declare dividends daily and pay such dividends monthly. The
                                 Growth and Income and Balanced Funds declare and pay
                                 dividends monthly. The Large Company Growth Fund, Small
                                 Company Growth Fund, International Equity Fund, and the
                                 Funds of Funds declare and pay dividends quarterly.
Distributor...................   BISYS Fund Services, Columbus, Ohio.

                                   THE GROUP

  BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of eleven series of units of beneficial interest ("Shares"), each representing interests in one of eleven separate investment funds (each a "Fund"). The Group also offers three separate investment Funds (the "Funds of Funds"), offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund, except for the Funds of Funds, offers to the public three classes of
Shares: Class A Shares, Class B Shares and Trust Shares. However, as of the date of this prospectus, Class B Shares were not yet being offered in the Prime Money Market, Short-Intermediate, North Carolina and South Carolina Funds.

                                   FEE TABLE

  The following Fee Table and example summarize the various costs and expenses that a Shareholder of Trust Shares of the Funds will bear, either directly or indirectly.

                                                   PRIME MONEY      U.S. TREASURY      SHORT-INTERMEDIATE      INTERMEDIATE
                                                   MARKET FUND          FUND                  FUND              BOND FUND
                                                   -----------      -------------      ------------------      ------------
                                                   TRUST CLASS       TRUST CLASS          TRUST CLASS          TRUST CLASS
                                                   -----------      -------------      ------------------      ------------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on Purchases (as a
    percentage of offering price)................        0%                0%                    0%                   0%
  Maximum Sales Load Imposed on Reinvested
    Dividends (as a percentage of offering
    price).......................................        0%                0%                    0%                   0%
  Deferred Sales Load (as a percentage of
    original purchase price or redemption
    proceeds, as applicable).....................        0%                0%                    0%                   0%
  Redemption Fees (as a percentage of amount
    redeemed, if applicable)(2)..................        0%                0%                    0%                   0%
  Exchange Fee...................................     $   0             $   0                $    0               $    0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
  Management Fees (after voluntary fee
    reductions)..................................      .30%(3)           .40%                  .50%(3)              .50%(3)
  12b-1 Fee......................................        0%                0%                    0%                   0%
  Other Expenses.................................      .35%(4)           .35%                  .43%                 .37%
                                                      -----             -----                 -----                -----
  Total Fund Operating Expenses (after voluntary
    fee reductions)..............................      .65%(5)           .75%                  .93%(5)              .87%(5)
                                                      =====             =====                 =====                =====

                                         NORTH        SOUTH       GROWTH                     LARGE        SMALL
                                       CAROLINA     CAROLINA    AND INCOME    BALANCED      COMPANY      COMPANY    INTERNATIONAL
                                         FUND         FUND         FUND         FUND      GROWTH FUND  GROWTH FUND   EQUITY FUND
                                      -----------  -----------  -----------  -----------  -----------  -----------  -------------
                                      TRUST CLASS  TRUST CLASS  TRUST CLASS  TRUST CLASS  TRUST CLASS  TRUST CLASS   TRUST CLASS
                                      -----------  -----------  -----------  -----------  -----------  -----------  -------------
SHAREHOLDER TRANSACTION EXPENSES()1
 Maximum Sales Load Imposed on
   Purchases (as a percentage of
   offering price)...................       0%           0%           0%           0%           0%            0%            0%
 Maximum Sales Load Imposed on
   Reinvested Dividends (as a
   percentage of offering price).....       0%           0%           0%           0%           0%            0%            0%
 Deferred Sales Load (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable).......................       0%           0%           0%           0%           0%            0%            0%
 Redemption Fees (as a percentage of
   amount redeemed, if
   applicable)()2....................       0%           0%           0%           0%           0%            0%            0%
 Exchange Fee........................    $   0        $   0        $   0        $   0        $   0       $     0       $     0
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of net assets)
 Management Fees (after voluntary fee
   reductions).......................     .50%(3)      .50%(3)      .50%(3)      .50%(3)      .50%(3)      1.00%         1.00%
 12b-1 Fees..........................       0%           0%           0%           0%           0%            0%            0%
 Other Expenses (after voluntary fee
   reductions).......................     .46%(4)      .49%(4)      .36%         .45%         .49%(4)       .79%          .87%(4)
                                         -----        -----        -----        -----        -----        ------        ------
 Total Fund Operating Expenses (after
   voluntary fee reductions).........     .96%(5)      .99%(5)      .86%(5)      .95%(5)      .99%(5)      1.79%         1.87%
                                         =====        =====        =====        =====        =====        ======        ======

---------------

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

(3) Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1997. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets for Trust Shares would be .40% for the Prime Money Market Fund, .60% for the Short-Intermediate, Intermediate Bond, North Carolina and South Carolina Funds; and .74% for the Growth and Income, Balanced and Large Company Growth Funds.

(4) With respect to the Prime Money Market Fund, International Equity Fund, South Carolina Fund, and Large Company Growth Fund, "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" As a percentage of average daily net assets for Trust Shares would be .45% for the Prime Money Market Fund, and .51% for the North Carolina Fund and the South Carolina Fund.

(5) As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of fees, Total Fund Operating Expenses for Trust Shares, as a percentage of average daily net assets, would be .85% for the Prime Money Market Fund, 1.03% for the Short-Intermediate Fund, .97% for the Intermediate Bond Fund, 1.11% for the North Carolina Fund, 1.09% for the South Carolina Fund, 1.10% for the Growth and Income Fund, 1.19% for the Balanced Fund and 1.23% for the Large Company Growth Fund.

EXAMPLE:

    You would pay the following expenses on a $1,000 investment in Trust Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             ------    -------    -------    --------
                  Prime Money Market Fund.................    $  7       $21         N/A        N/A
                  U.S. Treasury Fund......................    $  8       $24       $  42       $ 93
                  Short-Intermediate Fund.................    $  9       $30       $  51       $114
                  Intermediate Bond Fund..................    $  9       $28       $  48       $107
                  North Carolina Fund.....................    $ 10       $31       $  53       $118
                  South Carolina Fund.....................    $ 10       $32         N/A        N/A
                  Growth and Income Fund..................    $  9       $27       $  48       $106
                  Balanced Fund...........................    $ 10       $30       $  53       $117
                  Large Company Growth Fund...............    $ 10       $32         N/A        N/A
                  Small Company Growth Fund...............    $ 18       $56       $  97       $211
                  International Equity Fund...............    $ 19       $59         N/A        N/A

  Trust Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.

  The purpose of the table above is to assist a potential investor in the Funds in understanding the various costs and expenses that an investor in the Trust Shares of each Fund will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                   FEE TABLE

  The following Fee Table and example summarize the various costs and expenses that a Shareholder of Trust Shares of the Funds of Funds will bear, either directly or indirectly.

                                                               CAPITAL MANAGER     CAPITAL MANAGER
                                                                CONSERVATIVE          MODERATE         CAPITAL MANAGER
                                                                 GROWTH FUND         GROWTH FUND         GROWTH FUND
                                                               ---------------     ---------------     ---------------
                                                                 TRUST CLASS         TRUST CLASS         TRUST CLASS
                                                               ---------------     ---------------     ---------------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on Purchases (as a percentage of
    offering price)..........................................          0%                  0%                  0%
  Maximum Sales Load Imposed on Reinvested Dividends (as a
    percentage of offering price)............................          0%                  0%                  0%
  Deferred Sales Load (as a percentage of original purchase
    price or redemption proceeds, as applicable).............          0%                  0%                  0%
  Redemption Fees (as a percentage of amount redeemed, if
    applicable)(2)...........................................          0%                  0%                  0%
  Exchange Fee...............................................       $   0               $   0               $   0
ANNUAL FUND OPERATING EXPENSES (as a percentage of net
  assets)
  Management Fees............................................        .25%                .25%                .25%
  12b-1 Fee..................................................          0%                  0%                  0%
  Other Expenses(3)..........................................        .58%                .58%                .58%
                                                                      ---                 ---                 ---
  Total Fund Operating Expenses..............................        .83%                .83%                .83%
                                                                      ===                 ===                 ===

---------------

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Trust Shares of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Trust Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

(3) "Other Expenses" are based on estimated amounts for the current fiscal year.

  The Funds of Funds will each indirectly bear its pro rata share of fees and expenses incurred by the Underlying Funds and the investment returns of each Fund of Funds will be net of the expenses of the Underlying Funds.

  The following charts provide the expense ratio for each of the Underlying Funds in which each Fund of Funds invests. The chart below provides the expense ratios which include any voluntary reduction in fees.

                            NAME OF UNDERLYING FUND               EXPENSE RATIO
                ------------------------------------------------  -------------
                U.S. Treasury Fund..............................        .75%
                Short-Intermediate Fund.........................        .93%
                Intermediate Bond Fund..........................        .87%
                Growth and Income Fund..........................        .86%
                Balanced Fund...................................        .95%
                Small Company Growth Fund.......................       1.79%
                International Equity Fund.......................       1.87%
                Large Company Growth Fund.......................        .99%

  After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds, the estimated average weighted expense ratio for the Trust Class Shares of the Capital Manager Conservative

Growth Fund is 1.88%, for the Capital Manager Moderate Growth Fund is 1.96% and for the Capital Manager Growth Fund is 2.00%.

  The chart below provides the expense ratios for each of the Underlying Funds, absent any voluntary reductions in fees.

                            NAME OF UNDERLYING FUND                   EXPENSE RATIO
            --------------------------------------------------------  -------------
            U.S. Treasury Fund......................................        .75%
            Short-Intermediate Fund.................................       1.03%
            Intermediate Bond Fund..................................        .97%
            Growth and Income Fund..................................       1.10%
            Balanced Fund...........................................       1.19%
            Small Company Growth Fund...............................       1.79%
            International Equity Fund...............................       1.87%
            Large Company Growth Fund...............................       1.10%

  After combining the total operating expenses of each Fund of Funds with those of the Underlying Funds, the estimated average weighted expense ratio for the Trust Class Shares of the Capital Manager Conservative Growth Fund is 2.00%, for the Capital Manager Moderate Growth Fund is 2.07%, and for the Capital Manager Growth Fund is 2.12%.

EXAMPLE:

     On the basis of estimated expenses for the Funds of Funds, including voluntary fee reductions, set forth on page 12, the following examples illustrate the expenses you would pay on a $1,000 investment in Trust Shares of the Funds of Funds, assuming (1) 5% annual return and
        (2) redemption at the end of each time period:

                                                                    1 YEAR   3 YEARS
                                                                    ------   -------
            Capital Manager Conservative Growth Fund..............   $ 19      $59
            Capital Manager Moderate Growth Fund..................   $ 20      $62
            Capital Manager Growth Fund...........................   $ 20      $63

  Absent voluntary fee reductions, the dollar amounts in the above example would be as follows:

                                                                    1 YEAR   3 YEARS
                                                                    ------   -------
            Capital Manager Conservative Growth Fund..............   $ 20      $63
            Capital Manager Moderate Growth Fund..................   $ 21      $65
            Capital Manager Growth Fund...........................   $ 22      $66

  Trust Shares are not subject to a 12b-1 fee and are not sold pursuant to a sales charge.

  The purpose of the tables above is to assist a potential investor in the Funds of Funds in understanding the various costs and expenses that an investor in the Trust Shares of each Fund of Funds will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

  The tables below set forth financial highlights concerning the investment results for each of the Funds for the periods indicated. The information through the year ended September 30, 1996 has been audited by KPMG Peat Marwick LLP, independent accountants for the Group, whose report thereon, insofar as it relates to each of the years or periods indicated herein is included in the Statement of Additional Information. The Information for the six-month period ended March 31, 1997 is unaudited. The Prime Money Market Fund, the South Carolina Fund, the Large Company Growth Fund and the Funds of Funds had not commenced operations as of March 31, 1997.

  The Class A Shares (formerly the Investor Shares) and Trust Shares of each Fund (other than the Balanced Fund and the Small Company Growth Fund, which had not yet commenced operations) effectively were operated as a single class of shares from the commencement of operations of each of these Funds until January 31, 1993. On February 1, 1993, each of these Funds (and the Balanced Fund upon its commencement of operations) began charging Rule 12b-1 fees exclusively to Class A Shares pursuant to an exemptive order received from the Securities and Exchange Commission on January 19, 1993. Information regarding the Class A and Class B Shares can be obtained in a separate prospectus by writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling (800) 228-1872.

                                                                  U.S. TREASURY MONEY MARKET FUND
                                  -----------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   10/05/92 TO
                                    ENDED 03/31/97          09/30/96             09/30/95             09/30/94        09/30/93(A)
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS       TRUST CLASS
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................       $   1.00             $   1.00             $   1.00             $   1.00          $  1.00
                                       --------             --------             --------              -------          -------
INVESTMENT ACTIVITIES
  Net investment income.........          0.023                0.046                0.050                0.030            0.027
                                       --------             --------             --------              -------          -------
    Total from Investment
      Activities................          0.023                0.046                0.050                0.030            0.027
                                       --------             --------             --------              -------          -------
DISTRIBUTIONS
  Net investment income.........         (0.023)              (0.046)              (0.050)              (0.030)          (0.027)
                                       --------             --------             --------              -------          -------
    Total Distributions.........         (0.023)              (0.046)              (0.050)              (0.030)          (0.027)
NET ASSET VALUE, END OF
  PERIOD........................       $   1.00             $   1.00             $   1.00             $   1.00          $  1.00
                                       ========             ========             ========              =======          =======
Total Return....................           2.28%(b)             4.74%                5.07%                3.01%            2.70%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
    (000).......................       $195,889             $205,974             $120,083             $ 77,464          $74,962
  Ratio of expenses to average
    net assets..................           0.74%(c)             0.75%                0.72%                0.67%            0.38%(c)
  Ratio of net investment income
    average net assets..........           4.53%(c)             4.63%                4.97%                2.97%            2.71%(c)
  Ratio of expenses to average
    net assets*.................           0.74%(c)             0.75%                0.75%                0.83%            0.81%(c)
  Ratio of net investment income
    to average net assets*......           4.53%(c)             4.63%                4.95%                2.82%            2.27%(c)

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                                                          SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                  -----------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   11/30/92 TO
                                    ENDED 03/31/97          09/30/96             09/30/95             09/30/94        09/30/93(A)
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS       TRUST CLASS
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................       $   9.74             $   9.89             $   9.61             $  10.30          $ 10.00
                                        -------              -------              -------              -------          -------
INVESTMENT ACTIVITIES
  Net investment income.........           0.28                 0.57                 0.56                 0.52             0.49
  Net realized and unrealized
    gains (losses) on
    investments.................          (0.11)               (0.15)                0.28                (0.68)            0.30
                                        -------              -------              -------              -------          -------
      Total from Investment
        Activities..............           0.17                 0.42                 0.84                (0.16)            0.79
                                        -------              -------              -------              -------          -------
DISTRIBUTIONS
  Net investment income.........          (0.28)               (0.57)               (0.56)               (0.52)           (0.49)
  Net realized gains............             --                   --                   --                (0.01)              --
                                        -------              -------              -------              -------          -------
      Total Distributions.......          (0.28)               (0.57)               (0.56)               (0.53)           (0.49)
                                        -------              -------              -------              -------          -------
NET ASSET VALUE, END OF
  PERIOD........................       $   9.63             $   9.74             $   9.89             $   9.61          $ 10.30
                                        =======              =======              =======              =======          =======
Total Return....................           1.78%(b)             4.36%                9.01%               (1.66)%           8.01%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
    (000).......................       $ 96,020             $ 62,621             $ 45,005             $ 38,208          $34,646
  Ratio of expenses to average
    net assets..................           0.87%(c)             0.93%                0.93%                0.71%            0.39%(c)
  Ratio of net investment income
    average net assets..........           5.84%(c)             5.81%                5.78%                5.20%            5.60%(c)
  Ratio of expenses to average
    net assets*.................           0.97%(c)             1.03%                1.08%                1.08%            1.05%(c)
  Ratio of net investment income
    to average net assets*......           5.74%(c)             5.71%                5.64%                4.83%            4.94%(c)
  Portfolio turnover(d).........          71.02%               54.82%              106.81%                7.06%           14.06%

                                                             INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                  -----------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   10/09/92 TO
                                    ENDED 03/31/97          09/30/96             09/30/95             09/30/94        09/30/93(A)
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS       TRUST CLASS
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................       $   9.64             $   9.89             $   9.34             $  10.40          $ 10.00
                                       --------             --------              -------              -------          -------
INVESTMENT ACTIVITIES
  Net investment income.........           0.28                 0.58                 0.61                 0.62             0.64
  Net realized and unrealized
    gains (losses) on
    investments.................          (0.13)               (0.25)                0.55                (1.04)            0.40
                                       --------             --------              -------              -------          -------
      Total from Investment
        Activities..............           0.15                 0.33                 1.16                (0.42)            1.04
                                       --------             --------              -------              -------          -------
DISTRIBUTIONS
  Net investment income.........          (0.28)               (0.58)               (0.61)               (0.62)           (0.64)
  Net realized gains............             --                   --                   --                (0.02)              --
                                       --------             --------              -------              -------          -------
      Total Distributions.......          (0.28)               (0.58)               (0.61)               (0.64)           (0.64)
                                       --------             --------              -------              -------          -------
NET ASSET VALUE, END OF
  PERIOD........................       $   9.51             $   9.64             $   9.89             $   9.34          $ 10.40
                                       ========             ========              =======              =======          =======
Total Return....................           1.53%(b)             3.43%               12.91%               (4.23)%          10.76%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
    (000).......................       $126,871             $119,633             $ 78,578             $ 68,451          $59,816
  Ratio of expenses to average
    net assets..................           0.86%(c)             0.87%                0.85%                0.70%            0.39%(c)
  Ratio of net investment income
    to average net assets.......           5.77%(c)             5.94%                6.43%                6.27%            6.45%(c)
  Ratio of expenses to average
    net assets*.................           0.96%(c)             0.97%                1.00%                1.06%            1.03%(c)
  Ratio of net investment income
    to average net assets*......           5.67%(c)             5.84%                6.28%                5.91%            5.82%(c)
  Portfolio turnover(d).........          37.25%               76.29%               68.91%                0.38%           15.27%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                                                             NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                  -----------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   10/16/92 TO
                                    ENDED 03/31/97          09/30/96             09/30/95             09/30/94        09/30/93(A)
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS       TRUST CLASS
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................       $  10.05             $  10.15             $   9.78             $  10.29          $ 10.00
                                        -------              -------              -------              -------          -------
INVESTMENT ACTIVITIES
  Net investment income.........           0.20                 0.38                 0.37                 0.38             0.36
  Net realized and unrealized
    gains (losses) on
    investments.................          (0.03)               (0.10)                0.37                (0.50)            0.29
                                        -------              -------              -------              -------          -------
    Total from Investment
      Activities................           0.17                 0.28                 0.74                (0.12)            0.65
                                        -------              -------              -------              -------          -------
DISTRIBUTIONS
  Net investment income.........          (0.20)               (0.38)               (0.37)               (0.38)           (0.36)
  Net realized gains............             --                   --                   --                (0.01)              --
                                        -------              -------              -------              -------          -------
    Total Distributions.........          (0.20)               (0.38)               (0.37)               (0.39)           (0.36)
                                        -------              -------              -------              -------          -------
NET ASSET VALUE, END OF
  PERIOD........................       $  10.02             $  10.05             $  10.15             $   9.78          $ 10.29
                                        =======              =======              =======              =======          =======
Total Return....................           1.68%(b)             2.77%                7.77%               (1.18)%           6.62%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
    (000).......................       $ 63,046             $ 28,443             $ 28,091             $ 27,770          $20,128
  Ratio of expenses to average
    net assets..................           0.87%(c)             0.96%                0.91%                0.63%            0.42%(c)
  Ratio of net investment income
    to average net assets.......           4.05%(c)             3.72%                3.78%                3.77%            3.80%(c)
  Ratio of expenses to average
    net assets*.................           1.03%(c)             1.11%                1.13%                1.17%            1.30%(c)
  Ratio of net investment income
    to average net assets*......           3.89%(c)             3.57%                3.55%                3.24%            2.92%(c)
  Portfolio turnover (d)........           1.89%               20.90%                9.38%                0.56%            5.92%

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

                                                                   GROWTH AND INCOME STOCK FUND
                                  -----------------------------------------------------------------------------------------------
                                  FOR THE SIX MONTHS   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   10/09/92 TO
                                    ENDED 03/31/97          09/30/96             09/30/95             09/30/94        09/30/93(A)
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     TRUST CLASS          TRUST CLASS          TRUST CLASS          TRUST CLASS       TRUST CLASS
                                  ------------------   ------------------   ------------------   ------------------   -----------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD........................       $  15.34             $  12.99             $  11.28             $  11.28          $ 10.00
                                       --------             --------             --------              -------          -------
INVESTMENT ACTIVITIES
  Net investment income.........           0.15                 0.29                 0.28                 0.28             0.30
  Net realized and unrealized
    gains on investments........           1.31                 2.44                 1.98                 0.11             1.28
                                       --------             --------             --------              -------          -------
    Total from Investment
      Activities................           1.46                 2.73                 2.26                 0.39             1.58
                                       --------             --------             --------              -------          -------
DISTRIBUTIONS
  Net investment income.........          (0.15)               (0.29)               (0.28)               (0.28)           (0.30)
  Net realized gains............          (0.63)               (0.09)               (0.12)               (0.11)              --
  In excess of net realized
    gains.......................             --                   --                (0.15)                  --               --
                                       --------             --------             --------              -------          -------
    Total Distributions.........          (0.78)                                    (0.38)               (0.55)           (0.39)
                                       --------             --------             --------              -------          -------
NET ASSET VALUE, END OF
  PERIOD........................       $  16.02             $  15.34             $  12.99             $  11.28          $ 11.28
                                       ========             ========             ========              =======          =======
Total Return....................           9.61%(b)            21.31%               20.88%                3.58%           16.06%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
    (000).......................       $244,065             $206,659             $145,603             $ 89,355          $82,358
  Ratio of expenses to average
    net assets..................           0.84%(c)             0.86%                0.82%                0.66%            0.40%(c)
  Ratio of net investment income
    to average net assets.......           1.86%(c)             2.07%                2.40%                2.51%            3.08%(c)
  Ratio of expenses to average
    net assets*.................           1.08%(c)             1.10%                1.10%                1.15%            1.17%(c)
  Ratio of net investment income
    to average net assets*......           1.62%(c)             1.83%                2.11%                2.02%            2.31%(c)
  Portfolio turnover (d)........          13.58%               19.82%                8.73%               21.30%           27.17%
  Average commission rate (e)...       $ 0.0649             $ 0.0721

---------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                  BALANCED FUND
                                                     ------------------------------------------------------------------------
                                                     FOR THE SIX    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR     07/01/93
                                                     MONTHS ENDED      ENDED          ENDED          ENDED            TO
                                                       03/31/97       09/30/96       09/30/95       09/30/94     09/30/93(A)
                                                     ------------   ------------   ------------   ------------   ------------
                                                     TRUST CLASS    TRUST CLASS    TRUST CLASS    TRUST CLASS    TRUST CLASS
                                                     ------------   ------------   ------------   ------------   ------------
                                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD...............    $  11.93       $  11.01       $   9.74       $  10.18       $  10.00
                                                        -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES
  Net investment income............................        0.25           0.46           0.46           0.40           0.09
  Net realized and unrealized gains (losses) on
    investments....................................        0.39           0.92           1.27          (0.44)          0.18
                                                        -------        -------        -------        -------        -------
    Total from Investment Activities...............        0.64           1.38           1.73          (0.04)          0.27
                                                        -------        -------        -------        -------        -------
DISTRIBUTIONS
  Net investment income............................       (0.25)         (0.46)         (0.46)         (0.40)         (0.09)
                                                        -------        -------        -------        -------        -------
    Net Realized Gains.............................       (0.37)
    Total Distributions............................       (0.62)         (0.46)         (0.46)         (0.40)         (0.09)
                                                        -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD.....................    $  11.95       $  11.93       $  11.01       $   9.74       $  10.18
                                                        =======        =======        =======        =======        =======
Total Return.......................................        5.34%(b)      12.74%         18.23%         (0.42)%         2.74%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets, End of Period (000)....................    $ 70,833       $ 69,374       $ 49,794       $ 39,715       $ 20,374
Ratio of expenses to average net assets............        0.95%(c)       0.95%          0.92%          0.73%          0.44%(c)
Ratio of net investment income to average net
  assets...........................................        4.04%(c)       4.03%          4.51%          4.22%          4.44%(c)
Ratio of expenses to average net assets*...........        1.19%(c)       1.19%          1.21%          1.25%          1.47%(c)
Ratio of net investment income to average net
  assets*..........................................        3.80%(c)       3.79%          4.22%          3.70%          3.42%(c)
Portfolio turnover(d)..............................       15.68%         19.87%         23.68%         12.91%          8.32%
Average commission rate(e).........................    $ 0.0626       $ 0.0749

                                                                                  SMALL COMPANY GROWTH FUND
                                                                       -----------------------------------------------
                                                                       FOR THE SIX       FOR THE YEAR       12/07/94
                                                                       MONTHS ENDED         ENDED              TO
                                                                         03/31/97          09/30/96        09/30/95(A)
                                                                       ------------      ------------      -----------
                                                                       TRUST CLASS       TRUST CLASS       TRUST CLASS
                                                                       ------------      ------------      -----------
                                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.................................    $  21.18          $  14.57          $ 10.00
                                                                          -------           -------          -------
INVESTMENT ACTIVITIES
  Net investment loss................................................       (0.05)            (0.17)           (0.07)
  Net realized and unrealized gains on investments...................       (4.95)             6.78             4.64
                                                                          -------           -------          -------
      Total from Investment Activities...............................       (5.00)             6.61             4.57
                                                                          -------           -------          -------
DISTRIBUTIONS
  Net realized gains.................................................       (0.02)               --               --
                                                                          -------           -------          -------
      Total Distributions............................................       (0.02)               --               --
                                                                          -------           -------          -------
NET ASSET VALUE, END OF PERIOD.......................................    $  16.16          $  21.18          $ 14.57
                                                                          =======           =======          =======
Total Return.........................................................      (23.62)%(b)        45.37%           45.70%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)....................................    $ 33,873          $ 36,373          $16,962
  Ratio of expenses to average net assets............................        1.70%(c)          1.79%            2.33%(c)
  Ratio of net investment loss to average net assets.................       (0.93)%(c)        (1.00)%          (1.34)(c)
  Ratio of expenses to average net assets*...........................        1.70%(c)          1.79%            2.42%(c)
  Ratio of net investment loss to average net assets*................       (0.93)(c)         (1.00)%          (1.43)(c)
  Portfolio Turnover(d)..............................................       48.44%            71.62%           46.97%
  Average commission rate(e).........................................    $ 0.0538          $ 0.0562

---------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                                     INTERNATIONAL
                                                                                                      EQUITY FUND
                                                                                                  -------------------
                                                                                                  JANUARY 2, 1997 TO
                                                                                                    MARCH 31, 1997
                                                                                                  -------------------
                                                                                                      TRUST CLASS
                                                                                                  -------------------
                                                                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD............................................................        $ 10.00
                                                                                                        -------
INVESTMENT ACTIVITIES
  Net realized and unrealized gains on investments..............................................           0.35
                                                                                                        -------
      Total from Investment Activities..........................................................           0.35
                                                                                                        -------
DISTRIBUTIONS
  Net investment income.........................................................................          (0.03)
      Total Distributions.......................................................................          (0.03)
                                                                                                        -------
NET ASSET VALUE, END OF PERIOD..................................................................        $ 10.32
                                                                                                        =======
Total Return....................................................................................           3.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)...............................................................        $39,670
  Ratio of expenses to average net assets.......................................................           2.00%(c)
  Ratio of net investment loss to average net assets............................................           0.08%(c)
  Ratio of expenses to average net assets*......................................................           2.06%(c)
  Ratio of net investment loss to average net assets*...........................................           0.02%(c)
  Portfolio Turnover(d).........................................................................           5.61%
  Average commission rate(e)....................................................................        $0.0555

---------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of Shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUNDS

  All instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar weighted maturity of the securities in each Money Market Fund will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for further explanation of the amortized cost valuation method.

  All securities acquired by the Money Market Funds will be determined at the time of purchase by the Group's adviser or sub-adviser, under guidelines established by the Group's Board of Trustees, to present minimal credit risks. The Prime Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard's & Poor's Corporation and "P-1" by Moody's Investors Services, Inc.); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser or Sub-Adviser pursuant to guidelines approved by the Board of Trustees, See the Statement of Additional Information for explanations of the rating systems.

  Under the guidelines adopted by the Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Adviser or the Sub-Adviser may be required prompted to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

  The investment objective of the Prime Money Market Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  The Prime Money Market Fund may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Fund may invest in:

  (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

  (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

  (C) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

  (D) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

  (E) dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

  (F) guaranteed investment contracts issued by highly-rated U.S. insurance companies;

  (G) securities issued or guaranteed by state or local governmental bodies; and

  (H) repurchase agreements relating to the above instruments.

  The Prime Money Market Fund concentrates its investments in obligations issued by the financial services industry. However, for temporary defensive purposes during periods when the Adviser or Sub-Adviser believes that maintaining this concentration may be inconsistent with the best interest of Shareholders, the Fund will not maintain this concentration. Money market instruments of companies in the financial services industry include, but are not limited to, certificates of deposit, commercial paper, bankers' acceptances, demand and time deposits, and bank notes. These money market obligations are issued by domestic or foreign banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies and a variety of firms in the insurance field. Financial service companies offering money market issues must have total assets of $1 billion or more before their issues can be considered for investment. Because the Fund concentrates more than 25% of its total assets in the financial services industry, it will be exposed to greater risks associated with that industry, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions. The Fund will not purchase securities issued by PNC Bank or BB&T or any of their affiliates.

U.S. TREASURY FUND

  The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal through investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

  Obligations purchased by the U.S. Treasury Fund are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

THE FIXED INCOME FUNDS

  The investment objective of the Short-Intermediate Fund and the Intermediate Bond Fund (the "Fixed Income Funds") is to seek current income consistent with the preservation of capital. The Short-Intermediate Fund will invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), some of which may be subject to repurchase agreements, or in high grade collateralized mortgage obligations ("CMOs"). At least 65% of the Short-Intermediate Fund's assets will be invested in U.S. Government Securities. The dollar-weighted average portfolio maturity of the Short-Intermediate Fund will be from two to five years. The Intermediate Bond Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The dollar-weighted average portfolio maturity of the Intermediate Bond Fund will be from five to ten years. CMOs will be considered bonds for this purpose if their expected average life is comparable to the maturity of other bonds eligible for purchase by the Fixed Income Funds. The Fixed Income Funds may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

  Bonds, notes and debentures in which the Fixed Income Funds may invest may differ in interest rates, maturities and times of issuance. Mortgage-related securities purchased by the Fixed Income Funds will be either (i) issued by United States Government-owned or sponsored corporations or (ii) rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, (for example, rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P")), or, if not rated, are of comparable quality as determined by BB&T. The applicable ratings are described in the Appendix to the Statement of Additional Information.

THE NORTH CAROLINA FUND

  The North Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina tax-exempt obligations"). The North Carolina fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

  The North Carolina fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the North Carolina fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the North Carolina Fund would be suitable for them.

THE SOUTH CAROLINA FUND

  The South Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and South Carolina personal income tax. Under normal market conditions, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations"). The South Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

  The South Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the South Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the South Carolina Fund would be suitable for them.

THE GROWTH AND INCOME FUND

  The Growth and Income Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the Growth and Income Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

  Equity securities purchased by the Growth and Income Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Growth and Income Fund's investment objective for income, most stocks will be purchased by the Growth and Income Fund primarily in furtherance of its investment objective for growth. The Growth and Income Fund will favor stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

  Stocks such as those in which the Growth and Income Fund may invest are more volatile and carry more risk than some other forms of investment. Depending upon the performance of the Growth and Income Fund's investments, the net asset value per Share of the Fund may decrease instead of increase.

THE BALANCED FUND

  The Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

  The portion of the Balanced Fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions. The Balanced Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the Balanced Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Balanced Fund's attempt to achieve its investment objective.

  The Balanced Fund's equity securities will generally consist of common stocks but may also consist of other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and which are believed by BB&T to be undervalued.

  The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The Balanced Fund may also invest in CMOs. The average dollar-weighted maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions.

  It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securi-ties, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

THE LARGE COMPANY GROWTH FUND

  The Large Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies. ("Capitalization" is the total market value of all the outstanding shares of a company.) The Large Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose weighted average capitalization is in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")(1). In making portfolio investments, the Large Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth, and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of large companies, will be invested in the instruments described below and under "Specific Investment Policies."

THE SMALL COMPANY GROWTH FUND

  The Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The Small Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $1 billion at the time of purchase. In making portfolio investments, the Small Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of small companies, will be invested in the instruments described below and under "Specific Investment Policies."

  Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate more than that of a share of a fund that invests in larger established companies.

THE FUNDS OF FUNDS

  The investment objective of the Capital Manager Conservative Growth Fund is to seek capital appreciation and income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  The investment objective of the Capital Manager Moderate Growth Fund is to seek capital appreciation and, secondarily, income by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity and fixed income securities.

  The investment objective of the Capital Manager Growth Fund is to seek capital appreciation by investing primarily in a group of diversified BB&T mutual funds which invest primarily in equity securities.

  Under normal market conditions, each Fund of Funds will invest at least 65% of its total assets in eight Underlying Funds of the Group. These assets will be allocated within the ranges indicated below.

  The Conservative Growth Fund will invest 25% to 55% of its assets in Underlying Funds which invest primarily in equity securities, 45% to 75% of its assets in Underlying Funds which invest primarily in fixed income securities and up to 20% of its assets in the U.S. Treasury Money Market Fund.

-----------------------------------------------------------
  (1) "Standard & Poor's 500" is a
registered service mark of Standard
& Poor's Corporation, which does not
sponsor and is in no way affiliated
with the Fund.

                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND

                                           INVESTMENT RANGE
                                             (PERCENT OF
             UNDERLYING FUND                 FUND ASSETS)
------------------------------------------ ----------------
Equity Funds
Growth and Income Fund....................      0%-55%
Balanced Fund.............................      0%-30%
Small Company Growth Fund.................      0%-30%
International Equity Fund.................      0%-30%
Large Company Growth Fund.................      0%-55%
Fixed Income Funds
Short-Intermediate Fund...................      0%-75%
Intermediate Bond Fund....................      0%-75%
Money Market Fund
U.S. Treasury Fund........................      0%-20%

                      CAPITAL MANAGER MODERATE GROWTH FUND

  The Moderate Growth Fund will invest 45% to 75% of its assets in Underlying Funds which invest primarily in equity securities, 25% to 55% of its assets in Underlying Funds which invest primarily in fixed income securities and up to 15% of its assets in the U.S. Treasury Money Market Fund.

                                           INVESTMENT RANGE
                                             (PERCENT OF
             UNDERLYING FUND                 FUND ASSETS)
------------------------------------------ ----------------
Equity Funds
Growth and Income Fund....................      0%-75%
Balanced Fund.............................      0%-50%
Small Company Growth Fund.................      0%-50%
International Equity Fund.................      0%-50%
Large Company Growth Fund.................      0%-75%
Fixed Income Funds
Short-Intermediate Fund...................      0%-55%
Intermediate Bond Fund....................      0%-55%
Money Market Fund
U.S. Treasury Fund........................      0%-10%

  The Growth Fund will invest 60% to 90% of its assets in Underlying Funds which invest primarily in equity securities, 10% to 40% of its assets in Underlying Funds which invest primarily in fixed income securities and up to 10% of its assets in the U.S. Treasury Money Market Fund.

                          CAPITAL MANAGER GROWTH FUND

                                           INVESTMENT RANGE
                                             (PERCENT OF
             UNDERLYING FUND                 FUND ASSETS)
------------------------------------------ ----------------
Equity Funds
Growth and Income Fund....................      0%-90%
Balanced Fund.............................      0%-65%
Small Company Growth Fund.................      0%-65%
International Equity Fund.................      0%-65%
Large Company Growth Fund.................      0%-90%
Fixed Income Funds
Short-Intermediate Fund...................      0%-40%
Intermediate Bond Fund....................      0%-40%
Money Market Fund
U.S. Treasury Fund........................      0%-10%

  The allocation of each Fund of Funds' assets among the Underlying Funds will be made by BB&T under the supervision of the Group's Board of Trustees within the percentage ranges set forth in the table above. BB&T will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds. BB&T may vary the allocation within the above ranges. There is no assurance that the Funds of Funds will achieve their stated objectives.

  The Funds of Funds' net asset value will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

  With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus.

  The Funds of Funds and the Underlying Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. Such securities include obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers' acceptances, variable amount master demand notes, and bank money market deposit accounts. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

  To the extent the Funds of Funds or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

  The investments of the Funds of Funds are concentrated in the Underlying Funds, so each Fund of Funds' performance is directly related to the performance of the Underlying Funds. In addition, as a matter of fundamental policy, each Fund of Funds must allocate its investments among the Underlying Funds within certain ranges. As a result, the Funds of Funds do not have the same flexibility to invest as mutual funds without such constraints.

INTERNATIONAL EQUITY FUND

  The International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. During normal market conditions, the International Equity Fund will normally invest at least 80%, and, in any event, at least 65%, of the value of its total assets in equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

  During normal market conditions, the International Equity Fund will normally invest at least 90%, and, in any event, at least 65%, of the value of its total assets in securities of foreign issuers. The Fund will pursue investments in non-dollar denominated stocks primarily in countries included in the Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE"). The Fund may also invest its assets in countries with emerging economies or securities markets. The Fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

  When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's home market or stock exchange. A security's earnings trend and its price momentum will also be factors considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

ALL FUNDS

  The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous"). There can be, of course, no assurance that a Fund will achieve its investment objective.

  Depending upon the performance of the portfolio investments of each of the Short-Intermediate, Intermediate Bond, North Carolina, South Carolina, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds (collectively, the "Variable NAV Funds"), the net asset value per Share of each Variable NAV Fund will fluctuate. Correspondingly, the net asset value of the Funds of Funds will fluctuate with changes in the value of the Underlying Funds in which they invest.

SPECIFIC INVESTMENT POLICIES

  The following is a description of certain of the permitted investments for the Funds. As described above in "The Funds of Funds," each Fund of Funds may also invest directly in certain of the following instruments which the Underlying Funds may purchase. For a more detailed description, see the Statement of Additional Information.

REPURCHASE AGREEMENTS

  Securities held by each Fund may be subject to repurchase agreements. A Fund will enter into repurchase agreements for the purposes of maintaining liquidity and obtaining favorable yields. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of the collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund could incur delays and costs in selling the underlying security or could suffer a loss of principal and interest if such Fund were treated as an unsecured creditor and required to return the underlying security to the seller's estate. A Fund will enter into repurchase agreements with financial institutions or registered broker-dealers deemed creditworthy by BB&T (or PNC Equity Advisors Company ("PEAC"), the Small Company Growth Fund's investment sub-adviser, CastleInternational Asset Management Limited ("CastleInternational"), the International Equity Fund's investment sub-adviser, or Pnc Institutional Management Corporation ("PIMC"), the Prime Money Market Fund's investment sub-adviser. Except as described in the Statement of Additional Information, there is no aggregate limitation on the amount of a Fund's total assets that may be invested in instruments which are subject to repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS

  In accordance with the investment restrictions described below, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. A Fund will enter into reverse repurchase agreements for the purpose of meeting liquidity needs. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements include the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

WHEN-ISSUED SECURITIES

  Each of the Funds except the U.S. Treasury Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, the Prime Money Market Fund, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may purchase and sell securities on a "forward commitment" basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid Fund securities equal to the amount of that commitment in a separate account and may be required to subsequently place additional assets in the separate account to maintain equivalence with the Fund's commitment. The ability to purchase when-issued securities will provide a Fund with the flexibility of participating in new issues of government securities, particularly mortgage-related securities. Prior to delivery of when-issued securities, the securities are subject to fluctuations in value, and no income accrues until their receipt. A Fund engages in when-issued and delayed-delivery transactions only with the intent of acquiring Fund securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed-delivery transactions, the Funds rely on the seller to complete the transaction; its failure to do so may cause a Fund to miss a price or yield considered to be advantageous. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its assets under normal market conditions. The Prime Money Market Fund, the Large Company Growth Fund's, the Small Company Growth Fund's and the International Equity Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of their respective total assets absent unusual market conditions.

SHORT-TERM OBLIGATIONS

  The Fixed Income Funds, the North Carolina Fund, the South Carolina Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations ("NRSROs") (for example, commercial paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by Moody's), or (ii) do not possess a rating (i.e., are unrated) but are determined by BB&T (or PEAC with respect to the Small Company Growth Fund or CastleInternational with respect to the International Equity Fund), to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund will limit its investment in short-term obligations to 35% of its total assets.

  Each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. Pending investments or to meet anticipated redemption requests, the International Equity Fund may also invest in short-term obligations. For temporary defensive purposes, as determined by BB&T (or, in the case of the Small Company Growth Fund, PEAC or, in the case of the International Equity Fund, CastleIn-ternational), these investments may constitute 100% of such Funds' portfolio and, in such circumstances, will constitute a temporary suspension of such Funds' attempts to achieve their investment objectives.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities will constitute the primary investment of the Short-Intermediate and Intermediate Bond Funds. The Prime Money Market Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may also invest in U.S. Government Securities. The types of U.S. Government Securities in which these Funds will invest include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

  U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.

  The Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth and Small Company Growth Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

  The U.S. Treasury Fund may invest in U.S. Government Securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. In addition, the North Carolina Fund and the South Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).

COLLATERALIZED MORTGAGE OBLIGATIONS

  Each of the Fixed Income Funds, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund and the Small Company Growth Fund may also invest in collateralized mortgage obligations ("CMOs"). Although under normal market conditions it does not expect to do so, except in connection with repurchase agreements, the Prime money market fund may also invest in CMOS. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

  Certain debt securities such as, but not limited to, mortgage-backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

  CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

  Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Group's Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

  Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

COMMERCIAL BONDS

  The Growth and Income Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds may invest up to 35% of their total assets, and the Balanced Fund also may invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property.

  Bonds, notes and debentures in which the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest may differ in interest rates, maturities and times of issuance and may include CMOs (which are described above).

  The Growth and Income Fund, the Balanced Fund, The Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds will invest only in bonds, notes, and debentures which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO (for example, at least A by Moody's or S&P), or, if unrated, which BB&T (or PEAC, with respect to the Small Company Growth Fund) deems to be of comparable quality. The applicable ratings are described in the Appendix to the Statement of Additional Information. In the event that the rating of any debt securities falls below the third highest rating category, these Funds will not be obligated to dispose of such obligations and may continue to hold such obligations if, in the opinion of BB&T (or PEAC, with respect to the Small

Company Growth Fund), such investment is considered appropriate under the circumstances.

OPTIONS AND FUTURES CONTRACTS

  The Growth and Income Fund and the Balanced Fund may engage in writing call options from time to time as BB&T deems to be appropriate. Options are written solely as covered call options (options on securities owned by a Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written. Upon the sale of a portfolio security upon which it has written a covered call option, a Fund must effect a closing purchase transaction so as to avoid converting a covered call into a "naked call," i.e., a call option on a security not owned by the Fund. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price but retains the risk of loss should the price of the security decline.

  To the extent consistent with its investment objective, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

  To the extent consistent with its investment objective, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

  Futures contracts obligate the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

  The Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segre-gated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

  The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements; and (v) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors. Successful use of futures is subject to the ability correctly to predict movements in the direction of the market. For example, if a Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because the Fund will have approximately equal offsetting losses in its future positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

  A Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations.

FOREIGN INVESTMENTS

  The Prime Money Market Fund may invest in debt obligations of foreign corporations and banks. The Prime Money Market Fund may invest in Eurodollar Certificates of Deposits ("ECDS") which are U.S. Dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDS") which are U.S. Dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

  The Prime Money Market Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

  The Prime Money Market Fund may invest in commercial paper (including variable amount master demand notes) issued by U.S. or foreign corporations. The Prime Money Market Fund may also invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

  Investments in ECDs, ETDs, CTDs, Yankee CDs, CCP, and Europaper may subject the Prime Money Market Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of foreign withholding taxes on interest income, possible seizure, currency blockage, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely effect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. The Prime Money Market Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Adviser or Sub-Adviser believes that the risks associated with such instruments are minimal and only when such instruments are denominated and payable in United States dollars.

  The Balanced Fund, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs") or the purchase of securities on the New York Stock Exchange. However, the Balanced Fund, the Growth and Income Fund and the Large Company Growth Fund will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Fund would exceed 25% of the value of the total assets of the Fund. A Fund may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in CCP and Europaper.

  During normal market conditions, the International Equity Fund will invest at least 90% and, in any event, at least 65%, of its total assets in securities of foreign issuers. The International Equity Fund invests primarily in equity securities of issuers located in countries included in EAFE and may invest in equity securities of issuers located in emerging markets. EAFE is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland and the United Kingdom are currently included in EAFE.

  From time to time the International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Fund's total assets in this or any other country will make the Fund's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

  The International Equity Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

  Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A Fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.

  In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

  The expense ratio of the International Equity Fund can be expected to be higher than that of funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of for-eign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source, and additional costs arising from delays in settlements of transactions involving foreign securities.

  The International Equity Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers. The International Equity Fund intends to limit its investment in countries with emerging economies or securities markets to 20% of its total assets.

  The International Equity Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. The Funds of Funds may not use forward foreign currency exchange contracts.

OTHER INVESTMENT PRACTICES

  For liquidity purposes, each Fund except the Prime Money Market Fund and the U.S. Treasury Fund may invest in money market funds. For a description of the Funds of Funds' practices, see "Funds of Funds." Each other Fund except the Prime Money Market Fund and the U.S. Treasury Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including Shares of the Prime Money Market Fund and the U.S. Treasury Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission) and up to 10% of its total assets in more than one money market mutual fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the Prime Money Market Fund and the U.S. Treasury Fund, BB&T and BISYS Fund Services (the "Administrator") (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP"-"Investment Adviser" and "Administrator and Distributor") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the Prime Money Market Fund or the U.S. Treasury Fund that are attributable to those Fund investments. BB&T and the Administrator will promptly forward such fees to the investing Funds. The Funds, except the Funds of Funds, will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions on the Funds' investments in the securities of an unaffiliated money market fund and/or the Prime Money Market Fund or the U.S. Treasury Fund are contained in the Statement of Additional Information.

  In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one country.

  In order to generate additional income, each Fund except the North Carolina Fund and the South Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government Securities. This collateral will be valued daily by BB&T (or PEAC with respect to the Small Company Growth Fund, CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which BB&T (or PEAC with respect to the Small Company Growth Fund, CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) has determined are creditworthy under guidelines established by the Group's Board of Trustees. Each Fund will restrict its securities lending to 30% (33 1/3% with respect to the Prime Money Market Fund and the International Equity Fund) of its total assets.

  In order to generate income, the Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what BB&T (or PEAC, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity
Fund) believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.

OTHER INVESTMENT POLICIES OF THE PRIME MONEY MARKET FUND

CORPORATE AND BANK OBLIGATIONS

  To the extent consistent with its investment objective, the Prime Money Market Fund may invest in debt obligations of domestic corporations and banks. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Prime Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

PRIVATE PLACEMENT INVESTMENTS

  The Prime Money Market Fund may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

  The Prime Money Market Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

GUARANTEED INVESTMENT CONTRACTS

  The Prime Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Fund does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

ASSET-BACKED SECURITIES

  The Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

  Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

  Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

  Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Prime Money Market Fund will be subject to the same quality requirements as other securities purchased by the Fund.

MUNICIPAL OBLIGATIONS

  The Prime Money Market Fund may, when deemed appropriate by its sub-adviser, invest in high quality short-term obligations issued by state and local governmental issuers.

  The Prime Money Market Fund may invest in participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS

  The Prime Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 13 months but will, in any event, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or any agency or instrumentality thereof).

VARIABLE AMOUNT DEMAND NOTES

  Variable amount master demand notes in which the Prime Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Prime Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Prime Money Market Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as to quality as set forth above for commercial paper. PIMC will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note may not exceed seven days.

INVESTMENT COMPANIES

  In connection with the management of its daily cash positions, the Prime Money Market Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

UNINVESTED CASH RESERVES

  The Prime Money Market Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Fund's sub-adviser, suitable obligations are unavailable. During normal market periods, no more than 20% of the Fund's assets will be held uninvested. Uninvested cash reserves will not earn income.

              OTHER INVESTMENT POLICIES OF THE NORTH CAROLINA FUND
                          AND THE SOUTH CAROLINA FUND

TAX-EXEMPT OBLIGATIONS

  In addition to their respective investments in North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund may invest in tax-exempt obligations issued by or on behalf of states other than North Carolina or South Carolina, as the case may be, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, together with North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, are hereinafter collectively referred to as "Tax-Exempt Obligations."

  Up to 10% of the North Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obliga-tions. Up to 10% of the South Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than South Carolina Tax-Exempt Obligations. If deemed appropriate for temporary defensive periods, as determined by BB&T, each of the North Carolina Fund and the South Carolina Fund may suspend attempts to achieve its investment objective and may increase its holdings in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations or South Carolina Tax-Exempt Obligations, respectively, to over 10% of its total assets. Investments made for temporary defensive purposes will not be intended to achieve either Fund's investment objective with respect to North Carolina or South Carolina taxation, as the case may be, but rather will be intended to preserve the value of the Fund's Shares.

  The two principal classifications of Tax-Exempt Obligations which may be held by the North Carolina Fund and the South Carolina Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the private user of the facility involved.

  Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. In South Carolina, governmental lease obligations are included in calculation of the general obligation debt limit.

  Among other types of Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund may purchase Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

  The North Carolina Fund and the South Carolina Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. However, such investments by the North Carolina Fund are expected to be limited by the fact that North Carolina issuers are currently precluded by North Carolina State law from issuing such securities, and issuers in South Carolina also currently do not have authority to issue moral obligation securities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The North Carolina Fund and the South Carolina Fund invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations. The North Carolina Fund and the South Carolina Fund may also purchase Tax-Exempt Obligations which are unrated at the time of purchase but are determined to be of comparable quality by BB&T pursuant to guidelines approved by the Group's Board of Trustees. The applicable ratings are described in the Appendix to the Statement of Additional Information.

  Opinions relating to the validity of Tax-Exempt Obligations and to the exemption of interest thereon from federal and state income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the North Carolina Fund, the South Carolina Fund, nor BB&T will review the proceedings relating to the issuance of Tax-Exempt Obligations or the basis for such opinions.

TAXABLE OBLIGATIONS OF THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND

  The North Carolina Fund and the South Carolina Fund each may invest up to 10% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for both individual and corporate shareholders. There is no limit on the amount of taxable obligations that may be held for temporary defensive purposes. Taxable obligations may include U.S. Government Securities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of domestic banks and domestic branches of foreign banks, commercial paper meeting the North Carolina and South Carolina Funds' quality standards (as described above) for tax-exempt commercial paper, and shares issued by other open-end registered investment companies issuing taxable dividends (as described above). The North Carolina Fund and the South Carolina Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of BB&T, suitable North Carolina Tax-Exempt Obligations or South Carolina Tax-Exempt Obligations, respectively, are unavailable.

PUTS

  The North Carolina Fund and the South Carolina Fund may acquire "puts" with respect to securities held in their portfolios. Under a put, the Funds would have the right to sell a specified security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying security. The North Carolina Fund and the South Carolina Fund expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put either separately in cash or by paying a higher price for Fund securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The North Carolina Fund and the South Carolina Fund will acquire puts solely to facilitate Fund liquidity, shorten the maturity of the underlying security, or permit the investment of THEIR funds at a more favorable rate of return.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND

  Because the North Carolina Fund will invest at least 90% of the value of its total assets in North Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from North Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of North Carolina Tax-Exempt Obligations than are comparable municipal bond mutual funds that are not concentrated in these issuers to this degree. Growth of North Carolina tax revenues slowed considerably during fiscal years 1990-92, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing of certain collections and payments, and other short-term budget adjustments, that were needed to comply with North Carolina's constitutional mandate for a balanced budget. Fiscal years 1993-1996, however, ended with a positive General Fund balance each year. By law, a portion of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve" (subject to a maximum reserve of 5% of the preceding fiscal year's operating appropriation). An additional portion of such unreserved credit balance was reserved in the General Fund as part of a "Reserve For Repair and Renovation of State Facilities" and certain other required reserves, leaving the remaining unrestricted fund balance at the end of each such year available for future appropriations. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with North Carolina Tax-Exempt Obligations.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE SOUTH CAROLINA FUND

  Because the South Carolina Fund will invest at least 90% of the value of its total assets in South Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from South Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of South Carolina Tax-Exempt Obligations than are comparable municipal bond mutual funds that are not concentrated in these issuers to this degree. If any issuer of securities held by the South Carolina Fund is unable to meet its financial obligations, the Fund's income, capital, and liquidity may be adversely affected. The State of South Carolina's economy has been dominated since the early 1920's by the textile industry, with over one-third of the manufacturing workers directly or indirectly related to the textile industry. The economic base of the state is gradually becoming more diversified as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rates South Carolina general obligation bonds "Aaa" and S&P rates such bonds "AA+." There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with South Carolina Tax-Exempt Obligations.

DIVERSIFICATION AND CONCENTRATION

  The North Carolina Fund and the South Carolina Fund are non-diversified funds under the Investment Company Act of 1940. This means they may concentrate their investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, at the end of each fiscal quarter each of the North Carolina Fund and the South Carolina Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund and the South Carolina Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina and South Carolina Funds' Shares.

VARIABLE AND FLOATING RATE SECURITIES

  North Carolina Tax-Exempt Obligations purchased by the North Carolina Fund and South Carolina Tax-Exempt Obligations purchased by the South Carolina Fund may include variable and floating rate tax-exempt notes with ratings that are similar to those described above. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the North Carolina Fund and the South Carolina Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of the North Carolina Fund's total assets or of the South Carolina Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

STAND-BY COMMITMENTS

  In addition, the North Carolina Fund and the South Carolina Fund may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in either Fund. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Tax-Exempt Obligations at a specified price. The Funds will acquire stand-by commitments solely to facilitate Fund liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by the North Carolina Fund and the South Carolina Fund may also be referred to as "put" options.

PORTFOLIO TURNOVER

  The Portfolio turnover rate for the Short-Intermediate Fund is 54.82%, for the Intermediate Bond Fund is 76.29%, for the Growth and Income Fund is 19.82%, for the North Carolina Fund is 20.90%, for the Small Company Growth Fund is 71.62%, and is 15.01% for the equity portion and 4.86% for the fixed income portion of the Balanced Fund. The portfolio turnover of each of the Funds (except the Prime Money Market Fund and the U.S. Treasury Fund) may vary greatly from year to year as well as within a particular year. It is presently anticipated that the portfolio turnover rate of the Funds of Funds will not exceed 50%. It is presently anticipated that the portfolio turnover rate of the International Equity Fund will not exceed 200%. It is presently anticipated that the portfolio turnover rate of the South Carolina Fund will not exceed 50% and the portfolio turnover rate of the Large Company Growth Fund will not exceed 100%. High turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.

                            INVESTMENT RESTRICTIONS

  The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund (see "GENERAL INFORMATION-- Miscellaneous").

  The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission the Prime Money Market Fund and the U.S. Treasury Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.

  Each Fixed Income Fund may not:

    1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

  Each of the Funds of Funds may not:

    1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities or securities issued by "regulated investment companies" as defined in the Internal Revenue Code of 1986, as amended (the "Code"); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or "regulated investment companies" as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may not:

    1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  The International Equity Fund may not:

    1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the grantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

  Each of the Funds may not:

    1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the Prime Money Market Fund and the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the Prime Money Market Fund and the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.

    2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.

  The North Carolina Fund and the South Carolina Fund may not:

    1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

  The following is a non-fundamental investment restriction of the Prime Money Market Fund and the U.S. Treasury Fund and therefore subject to change without shareholder vote.

  The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Invest more than 10% of its assets in instruments which are not readily marketable.

                              VALUATION OF SHARES

  The net asset value of each of the Funds other than the Prime Money Market Fund and the U.S. Treasury Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day. The net asset value of the Prime Money Market Fund and the U.S. Treasury Fund is determined and the Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

  The securities in each of the Funds, except the Prime Money Market Fund and the U.S. Treasury Fund, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

  The Funds of Funds value investments in mutual fund securities at their redemption price, which is net asset value.

  The assets in the Prime Money Market Fund and the U.S. Treasury Fund are valued based upon the amortized cost method. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the Board of Trustees determines that the extent of any deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. This may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. Although the Group seeks to maintain the Prime Money Market Fund's and the U.S. Treasury Fund's net asset value per Share at $1.00, there can be no assurance that net asset value will not vary.

  Most securities held by the International Equity Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Fund's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

  For further information about the valuation of investments, see the Statement of Additional Information.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services. The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Group at (800) 228-1872.

PURCHASES OF TRUST SHARES

  Trust Shares may be purchased through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of Customers of Branch Banking & Trust Company or one of its affiliates (individually a "Bank" and collectively the "Banks") or other financial service providers approved by the Distributor.

  Shares of the Group sold to the Banks acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Banks. With respect to Shares so sold, it is the responsibility of the Banks to transmit purchase or redemption orders to the Distributor and to deliver Federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Banks and reflected in the account statements provided by the Banks to Customers.

  Trust Shares of each of the Funds are sold at the net asset value per Trust Share next determined after receipt by the Distributor of an order in good form to purchase Trust Shares (see "VALUATION OF SHARES"). There is no sales charge imposed by the Group in connection with the purchase of the Group's Trust Shares.

  There is no minimum or subsequent investment requirement for Trust Shares. There is no limit on the amount of Trust Shares that may be purchased.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

  Purchases of Trust Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for the Prime Money Market Fund or the U.S. Treasury Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt.

  An order for the Prime Money Market Fund or the U.S. Treasury Fund received after the last Valuation Time on any Business Day will be executed at net asset value determined as of the next Valuation Time on the next Business Day. An order for a Variable NAV Fund or the Funds of Funds received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for a Variable NAV Fund or the Funds of Funds received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.

  An order to purchase Trust Shares of the Prime Money Market Fund or the U.S. Treasury Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Group's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's custodian, if received prior to the last Valuation Time

(see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund.

  Shares of the Prime Money Market Fund or the U.S. Treasury Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund or the U.S. Treasury Fund continue to earn dividends through the day before their redemption.

  Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

  The Group reserves the right to reject any order for the purchase of its Trust Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

EXCHANGE PRIVILEGE

  Trust Shares of each Fund and the Funds of Funds may be exchanged for Trust Shares of the other Funds and the Funds of Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Trust Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Trust Shares of each Fund may also be exchanged for Class A Shares, if the Shareholder ceases to be eligible to purchase Trust Shares. Trust Shares of each Fund may not be exchanged for Class B Shares.

  The Group does not impose a charge for processing exchanges of its Trust Shares. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Shareholders may exchange their Trust Shares for Trust Shares of another Fund on the basis of the relative net asset value of the Shares exchanged.

  An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange.

  A Shareholder wishing to exchange Trust Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and Class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the Class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days written notice.

  The Group's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

REDEMPTION OF SHARES

  Shareholders may redeem their Trust Shares without charge on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

  A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

  Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent will reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is presently $7.00 for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Group at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Group's transfer agent, BB&T or the Group will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Group may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Prime Money Market Fund and the U.S. Treasury Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the Investment Company Act of 1940.

                              DIVIDENDS AND TAXES

  Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

  Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

  Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

  The net investment income of the Shares of the Prime Money Market Fund and the U.S. Treasury Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Prime Money Market Fund and the U.S. Treasury Fund do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gain dividends" as described in the Code.

  The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares, and the amount of dividends on Class A Shares will exceed dividends on Class B Shares, as a result of the Distribution and Shareholder Services Plan fee applicable to Class A and Class B Shares.

  A dividend on the Shares of the North Carolina, South Carolina, Short-Intermediate, and Intermediate Bond Funds is declared daily, and a dividend on the Shares of the Growth and Income and Balanced Funds is declared monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record. Dividends for each of the Funds other than the Small Company Growth Fund will generally be paid monthly. The Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Funds of Funds declare and pay dividends quarterly.

  A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533, and will become effective with respect to dividends and distributions having record dates after its receipt by the transfer agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares.

  Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on Decem-ber 31 of the year in which the dividends were declared.

  Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Growth and Income, Balanced, Large Company Growth, Small Company Growth, International Equity and Funds of Funds, and so designated by the Funds, may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

  Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina or South Carolina resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina and South Carolina, as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

  The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund with specific reference to their own tax situation.

TAX CONSIDERATIONS RELATING TO THE INTERNATIONAL EQUITY FUND

  Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

  Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

             TAX CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND
                          AND THE SOUTH CAROLINA FUND

  The portions of dividends paid for each year that are exempt from federal and North Carolina or South Carolina income tax, respectively, will be designated within 60 days after the end of a Fund's taxable year and will be based for each of the North Carolina Fund and the South Carolina Fund upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares in either Fund for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the

Fund while he or she was a Shareholder of the Fund.

  Distributions will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either
(i) exempt from federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.

  Distributions will not be subject to South Carolina income tax if made to individual Shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either
(i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States.

  Distributions designated by the Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in a Fund may have on the taxation of such benefits.

  Dividends derived from interest income from certain types of securities in which the North Carolina Fund or the South Carolina Fund may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of a Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund or the South Carolina Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for purposes of computing the alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund or the South Carolina Fund.

  Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina, South Carolina and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina or South Carolina, some portion of such dividend actually may have been subject to North Carolina or South Carolina income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for regulated investment companies that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Prospectus.

  The North Carolina Fund and the South Carolina Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

  To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund and the South Carolina Fund of the excess of net long-term capital gain over net short-term capital loss are taxable to Shareholders as long-term capital gain, regardless of how long the Shareholder has held Shares in the North Carolina Fund or the South Carolina Fund, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax. [ANY SIMILAR PROVISION FOR SOUTH CAROLINA?] Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund or the South Carolina Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend (or is credited with an undistributed capital gain) and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).

  Any distributions that are paid shortly after a purchase of Shares by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of his or her Shares by the amount of the distributions. All or a portion of such payment, although in effect a return of capital, may be subject to taxes, which may be at ordinary income tax rates. The Shareholder should consult his or her own tax adviser for any special advice.

  Part or all of the interest on indebtedness incurred by a Shareholder to purchase or carry Shares of the North Carolina Fund or the South Carolina Fund is not deductible for federal, North Carolina and South Carolina income tax purposes. The portion of interest that is not deductible is equal to the total interest multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholders that are exempt-interest dividends. It is anticipated that none of the distributions from the North Carolina Fund or the South Carolina Fund will be eligible for the dividends received deduction for corporations.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional Tax Information Concerning the North Carolina Fund and the South Carolina Fund." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the North Carolina Fund and the South Carolina Fund and their Shareholders. Accordingly, potential investors in the North Carolina Fund and the South Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation and in particular regard to state and local tax consequences of investment in the North Carolina Fund and the South Carolina Fund.

                     MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with the Board of Trustees of the Group, who are elected by the Shareholders of the Group. There are currently five Trustees, two of whom are "interested persons" of the Group within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The Trustees of the Group, their current addresses, and principal occupations during the past five years are as follows:

                              POSITION(S) HELD             PRINCIPAL OCCUPATION DURING
NAME AND ADDRESS               WITH THE GROUP                      PAST 5 YEARS
-------------------------  ----------------------  --------------------------------------------
*Walter B. Grimm           Chairman of the Board   From June, 1992 to present, employee of
3435 Stelzer Road                                  BISYS Fund Services; from 1987 to June,
Columbus, OH 43219                                 1992, President of Leigh
                                                   Consulting/Investments (investment firm).
William E. Graham, Jr.     Trustee                 From January 1994 to present, Counsel,
1 Hannover Square                                  Hunton & Williams; from 1985 to December,
Fayetteville Street Mall                           1993, Vice Chairman, Carolina Power & Light
P.O. Box 109                                       Company
Raleigh, NC 27602
Thomas W. Lambeth          Trustee                 From 1978 to present, Executive Director, Z.
101 Reynolda Village                               Smith Reynolds Foundation
Winston-Salem, NC 27106
*W. Ray Long               Trustee                 Executive Vice President, Branch Banking and
434 Fayetteville Street                            Trust Company
Mall
Raleigh, NC 27601

                              POSITION(S) HELD             PRINCIPAL OCCUPATION DURING
NAME AND ADDRESS               WITH THE GROUP                      PAST 5 YEARS
-------------------------  ----------------------  --------------------------------------------
Robert W. Stewart          Trustee                 Retired; Chairman and Chief Executive
201 Huntington Road                                Officer of Engineered Custom Plastics
Greenville, SC 29615                               Corporation from 1969 to 1990

---------------
* Indicates an "interested person" of the Group as defined in the Investment Company Act of 1940.

  The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the Group for acting as a Trustee. The officers of the Group (see the Statement of Additional Information) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group. Walter B. Grimm is an employee of BISYS Fund Services and
W. Ray Long is an employee of the investment adviser, BB&T.

INVESTMENT ADVISER

  BB&T is the investment adviser of each Fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation (formerly, Southern National Corporation), a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1996, BB&T Corporation had assets of approximately $25 billion. Through its subsidiaries, BB&T Corporation operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.

  In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the Group, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 15 years and currently manages assets of more than $4.5 billion.

  Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, BB&T (and, with respect to the Small Company Growth Fund, PNC Bank and, with respect to the International Equity Fund, CastleInternational) manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

  Under an investment advisory agreement between the Group and BB&T, the fee payable to BB&T by the Prime Money Market Fund and the U.S. Treasury Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (.40%) of each Fund's average daily net assets; sixty one-hundredths of one percent (.60%) of each Fixed Income Funds' and the North Carolina and South Carolina Funds' average daily net assets; seventy-four one-hundredths of one percent (.74%) of the Large Company Growth Fund's, Growth and Income Fund's and Balanced Fund's average daily net assets; (1.00%) of the Small Company Growth Fund's and International Equity Fund's average daily net assets; and twenty-five one-hundredths of one percent (.25%) of each Funds of the Funds' average daily net assets, or (b) such fee as may from time to time be agreed upon in writing by the Group and BB&T. A fee agreed to in writing from time to time by the Group and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.

  For the fiscal year ended September 30, 1996, the Funds paid the following investment advisory fees: the U.S. Treasury Fund paid .40% of its average daily net assets; each of the Short-Intermediate,

Intermediate Bond, North Carolina, Growth and Income, and Balanced Funds, after voluntary fee reductions, paid .50% of its average daily net assets; and the Small Company Growth Fund paid 1.00% of its average daily net assets. The Prime Money Market Fund, the Funds of Funds, the International Equity Fund, the South Carolina Fund and the Large Company Growth Fund had not commenced operations as of September 30, 1996.

  The persons primarily responsible for the management of each of the Variable NAV Funds of the Group (other than the Small Company Growth and International Equity Funds which are managed by sub-advisers, described below), and the Funds of Funds as well as their previous business experience, are as follows:

    PORTFOLIO MANAGER                             BUSINESS EXPERIENCE
-------------------------  ------------------------------------------------------------------
Keith F. Karlawish.......  Manager of the Intermediate Bond Fund and Short-Intermediate Fund
                           since September, 1994. From June, 1993 to September, 1994, Mr.
                           Karlawish was Assistant Manager of the Intermediate Bond Fund and
                           the Short-Intermediate Fund. From September, 1991 to June, 1993,
                           he was a Financial Analyst Team Leader for Branch Banking and
                           Trust Co. Mr. Karlawish earned a B.S. in Business Administration from the University of Richmond, an MBA from the University of
                           North Carolina at Chapel Hill, and is a Chartered Financial
                           Analyst.
Richard B. Jones.........  Manager of the Growth and Income Fund since February 1, 1993.
                           Since 1987, Mr. Jones has been a portfolio manager in the BB&T
                           Trust Division. He is a Chartered Financial Analyst and holds a
                           B.S. in Business Administration from Miami (Ohio) University and an MBA from Ohio State University.
Alice B. Flowers.........  Manager of the North Carolina Fund since April, 1994 and comanager of the South Carolina Fund since its inception. From February,
                           1993 to April, 1994, Ms. Flowers served as co-manager of the North
                           Carolina Fund. She has been a securities trader and portfolio manager in the BB&T Trust Division since 1985. She earned a B.S.
                           degree in Business Administration from Barton College, and an
                           A.A.S. degree in Accounting from Wilson Technical Community
                           College.
David R. Ellis...........  Manager of the Balanced Fund since its inception and Manager of the Funds of Funds since inception. Since 1986, Mr. Ellis has been a portfolio manager in the BB&T Trust Division. He holds a B.S.
                           degree in Business Administration from the University of North
                           Carolina at Chapel Hill. Mr. Ellis will serve as the Manager of the Funds of Funds.
C. Steven Brennaman......  Co-manager of the South Carolina Fund since its inception. Mr.
                           Brennaman joined BB&T after its merger with United Carolina Bank in July, 1997. He has been a Senior Portfolio Manager with UCB since June, 1995. Mr. Brennaman holds a B.A. degree in Political
                           Science from Mercer University and a M.S. degree in Management from Troy State University.
Daniel J. Rivera           Manager of the Large Company Growth Fund since its inception, Mr.
                           Rivera joined the BB&T staff in July, 1997, after BB&T's merger with United Carolina Bank. He had been Director of Investments at
                           UCB since January, 1994. Mr. Rivera received a Bachelors degree in
                           Languages from the Virginia Military Institute, and is a Chartered
                           Financial Analyst.

INVESTMENT SUB-ADVISERS

  PNC Institutional Management Corporation ("PIMC") serves as the Investment Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PIMC Bank manages the Fund, selects investments and places all orders for purchases and sales of the Prime Money Market Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

  PIMC is a wholly-owned subsidiary of PNC Asset Management Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.

  As sub-adviser, PIMC is responsible for the day-to-day management of the Prime Money Market Fund, and generally makes all purchase and sale investment decisions for the Fund. PIMC also provides research and credit analysis. Portfolio transactions for the Fund may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

  For its services and expenses incurred under the Sub-Advisory Agreement, PIMC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the annual rate of nine one-hundredths of one percent (.09%) or such lower fee as may be agreed upon in writing by BB&T and PIMC.

  PEAC serves as the Investment Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PEAC manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

  The person primarily responsible for the management of the Small Company Growth Fund is William J. Wykle. Mr. Wykle has served as the Manager of the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with PEAC since 1995 and has been the portfolio manager of the Compass Capital Funds(SM) Small Cap Growth Equity Portfolio since its inception. He has also been Vice President and Small Cap Growth Equity Fund portfolio manager for PNC Bank since 1992. He has been a portfolio manager at PNC Bank and its predecessor, Provident National Bank, since 1986.

  PEAC is an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. PNC BANK is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 13th largest bank holding company in the United States based on total assets at March 31, 1997. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain non-banking operations throughout the United States. Its major businesses include consumer banking, corporate banking, real estate banking, mortgage banking and asset management. With $114.9 billion in managed assets and $346.4 billion of assets under administration at March 31, 1997, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at March 31, 1997, PNC Bank had $104.5 billion in managed assets $148.2 billion in assets under administration. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and consumer banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

  For its services and expenses incurred under the Sub-Advisory Agreement, PEAC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

  CastleInternational Asset Management Limited ("CastleInternational") serves as the Investment Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, CastleInternational manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies and restrictions.

  CastleInternational, formed in 1996, with its primary office at 7 Castle Street, Edinburgh, Scotland, EH2 3AH, is an indirect wholly-owned subsidiary of PNC Bank Corp. As of September 30, 1996, CastleInternational had approximately $1.6 billion in discretionary assets under management, including three mutual fund portfolios, one bank common trust fund and a tax exempt institutional portfolio.

  For its services and expenses incurred under the Sub-Advisory Agreement, CastleInternational is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

  The person primarily responsible for the management of the International Equity Fund is Gordon Anderson. Mr. Anderson has served as Managing and Investment Director of CastleInternational Asset Management Limited since 1996. Prior to joining CastleInternational, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson has served as the Portfolio Manager for the Compass Capital Funds(SM) International Equity Portfolio since 1996.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates) under agreements approved by the Group's Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

  The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

  For the fiscal year ended September 30, 1996, the Funds paid the following Administration fees (as a percentage of each Fund's average daily net assets):
 .20% for each of the U.S. Treasury, the Short-Intermediate, the Intermediate Bond, the Growth and Income, the Balanced and the Small Company Growth Funds and
 .15% for the North Carolina Fund. No Administration fees were paid by the Prime Money Market Fund, the Funds of Funds, the International Equity Fund, the South Carolina Fund or the Large Company Growth Fund for that period, as they had not commenced operations as of September 30, 1996.

EXPENSES

  BB&T and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accordance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A and Class B Shares.

  For the fiscal year ended September 30, 1996, each Fund's total operating expenses for Trust

Shares were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund: .75% Short-Intermediate Fund: .93%; Intermediate Bond
Fund: .87%; North Carolina Fund: .96%; Growth and Income Fund: .86%; Balanced
Fund: .95%; and 1.79%; for the Small Company Growth Fund. Absent fee waivers by the Adviser and Administrator, these operating expenses would have been: U.S. Treasury Fund: .75%; Short-Intermediate Fund: 1.03%; Intermediate Bond Fund:
 .97%; North Carolina Fund: 1.11%; Growth and Income Fund: 1.10%; and Balanced
Fund: 1.19%.

  The organizational expenses of the Prime Money Market Fund, the South Carolina Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Funds of Funds, and the International Equity Fund have been capitalized and are being amortized in the first two years of each such Funds' operations. Such amortization will reduce the amount of income available for payment as dividends.

BANKING LAWS

  BB&T, PIMC, PEAC, and CastleInternational each believes that it possesses the legal authority to perform the investment advisory and sub-advisory services for the Group contemplated by its investment advisory agreement with the Group and investment and sub-advisory agreement with BB&T and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which BB&T, PIMC, PEAC, and CastleInternational could continue to perform such services for the Group. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

DISTRIBUTION PLAN

  The Distribution Plan contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

  The Group was organized as a Massachusetts business trust on October 1, 1987 and commenced active operation on September 24, 1992. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into eleven series of Shares, one for each of the following Funds: the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Balanced Fund, the BB&T Large Company Growth Fund, the BB&T Small Company Growth Fund, and the BB&T International Equity Fund. The Group also offers three additional series of Shares, one for each of the following Funds of Funds: the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund. The Funds of Funds offer Trust Shares only. Each Fund, except for the Funds of Funds, offers to the public three classes of shares: Class A, Class B and Trust Shares. Currently, the Prime Money Market, Short-Intermediate, North Carolina and South Carolina Funds are not offering Class B Shares. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).

  Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the Investment Company Act of 1940, Shares shall be voted by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

  Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

  Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.

  As of June 5, 1997, BB&T owned of record substantially all of the Trust Shares of each of the Funds and held voting or investment power with respect to 98.4%, 99.2%, 99.6%, 98.9%, 98.4%, 99.3%, 99.3%. and 100% of the Trust Shares of the
U.S. Treasury, Short-Intermediate, North Carolina, Growth and Income Stock, Intermediate Bond, Balanced, Small Company Growth, and International Equity Funds, respectively. BB&T may therefore be deemed to be a "controlling person" of the Trust Shares of each of the Funds within the meaning of the Investment Company Act of 1940. The Prime Money Market Fund, the Funds of Funds, the South Carolina Fund, and the Large Company Growth Fund had not commenced operations as of June 5, 1997.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

  Star Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as Custodian for the Group. Bank of New York serves as the Custodian for the International Equity Fund.

  BISYS Fund Services Ohio, Inc. serves as transfer agent for and provides fund accounting services to the Group.

OTHER CLASSES OF SHARES

  In addition to Trust Shares, the Group also offers Class A and Class B Shares of each Fund, other than the Funds of Funds. Class A Shares are offered to the general public at net asset value plus an applicable sales charge. Class B shares are offered to the general public at net asset value without a sales charge when purchased, but are subject to a sales charge if a Shareholder redeems them prior to the sixth anniversary of purchase. Class A and Class B Shares are also subject to a Distribution and Shareholder Services Plan fee. As of the date of this Prospectus, however, Class B Shares were not yet being offered in the Prime Money Market Fund, the Short-Intermediate Fund, the North Carolina Fund or the South Carolina Fund.

PERFORMANCE INFORMATION

  From time to time, the Prime Money Market Fund's and the U.S. Treasury Fund's annualized "yield" and "effective yield" and total return for Trust Shares may be presented in advertisements, sales literature and Shareholder reports. The "yield" of the Prime Money Market Fund and the U.S. Treasury Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

  Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the re-demption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

  From time to time performance information of a Variable NAV Fund and the Funds of Funds showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. In addition, tax equivalent yield may be presented in advertisements, sales literature and shareholder reports of the North Carolina Fund and the South Carolina Fund. Average annual total return will be calculated for the period since the establishment of a Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for a Variable NAV Fund or for a Fund of Funds earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

  The North Carolina Fund and the South Carolina Fund may also advertise their tax equivalent yield, which reflects the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield of the Funds. The tax equivalent yield will be significantly higher than the yield of the North Carolina Fund or the South Carolina Fund.

  Each Fund may also present its average annual total return, aggregate total return, yield and/or tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.

  The Variable NAV Funds and the Funds of Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

  Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Trust Shares are not subject to Distribution and Shareholder Services Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A or Class B Shares for the same period.

  Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/
Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

  Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment are generally functions of portfolio quality and maturity, type of investments and operating expenses. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

  Further information about the performance of each Fund of the Group is contained in the Group's annual report to Shareholders, which may be obtained without charge by calling (800) 228-1872.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports describing the investment operations of each of the Funds and annual financial statements audited by independent public accountants.

  Inquiries regarding the Group may be directed in writing to the Group at the following address -- the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533 or by calling toll free (800) 228-1872.

                               INVESTMENT ADVISER
                        Branch Banking and Trust Company
                          434 Fayetteville Street Mall
                               Raleigh, NC 27601

                         ADMINISTRATOR AND DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                 LEGAL COUNSEL
                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                    AUDITORS
                             KPMG Peat Marwick LLP
                        Two Nationwide Plaza, Suite 1600
                               Columbus, OH 43215

                             BB&T Mutual Funds LOGO

                               MONEY MARKET FUNDS
                            Prime Money Market Fund
                        U.S. Treasury Money Market Fund

                                   BOND FUNDS
                 Short-Intermediate U.S. Government Income Fund
                     Intermediate U.S. Government Bond Fund
                   North Carolina Intermediate Tax-Free Fund
                   South Carolina Intermediate Tax-Free Fund

                                  STOCK FUNDS
                          Growth and Income Stock Fund
                                 Balanced Fund
                           Large Company Growth Fund
                           Small Company Growth Fund
                           International Equity Fund

                              CLASS A AND B SHARES

                         BRANCH BANKING & TRUST COMPANY
                               INVESTMENT ADVISER

                              BISYS FUND SERVICES
                         ADMINISTRATOR AND DISTRIBUTOR

                      PROSPECTUS DATED SEPTEMBER 15, 1997

                               TABLE OF CONTENTS

                                                                                         Page
                                                                                         ----

The Group.............................................................................     4

Fee Table.............................................................................     4

Financial Highlights..................................................................     7

Investment Objectives and Policies....................................................    17

Investment Restrictions...............................................................    34

Valuation of Shares...................................................................    36

How to Purchase and Redeem Shares.....................................................    37

Dividends and Taxes...................................................................    46

Management of BB&T Mutual Funds Group.................................................    50

General Information...................................................................    56

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE GROUP OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE GROUP OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            BB&T MUTUAL FUNDS GROUP

3435 Stelzer Road                                                                                For current yield, purchase,
Columbus, Ohio 43219                                                                              and redemption information,
Investment Adviser: Branch Banking                                                                        call (800) 228-1872
and Trust Company ("BB&T")                                                                        TDD/TTY call (800) 300-8893

  THE BB&T MUTUAL FUNDS GROUP (the "Group") is an open-end management investment company offering to the public eleven separate investment funds (each, a "Fund"). The Group also offers three separate investment Funds (the "Funds of Funds"), offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund of the Group, except for the Funds of Funds, offers multiple classes of units of beneficial interest ("Shares").

  THE BB&T PRIME MONEY MARKET FUND (the "Prime Money Market Fund") seeks as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Prime Money Market Fund seeks to maintain a constant net asset value of $1.00 per share.

  THE BB&T U.S. TREASURY MONEY MARKET FUND (the "U.S. Treasury Fund"), seeks current income with liquidity and stability of principal, through investment exclusively in short-term obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements. The U.S. Treasury Fund seeks to maintain a constant net asset value of $1.00 per share.

AN INVESTMENT IN THE PRIME MONEY MARKET FUND AND THE U.S. TREASURY FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO
       ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE
            NET ASSET VALUE OF $1.00 PER SHARE

  THE BB&T SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND (the "Short-Intermediate Fund") seeks current income consistent with the preservation of capital through investment in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements, and high grade collateralized mortgage obligations.

  THE BB&T INTERMEDIATE U.S. GOVERNMENT BOND FUND (the "Intermediate Bond Fund") seeks current income consistent with the preservation of capital through investment of at least 65% of its assets in bonds issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

  THE BB&T NORTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "North Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and North Carolina personal income tax. Normally, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions.

  THE BB&T SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND (the "South Carolina Fund") seeks to produce a high level of current interest income which is exempt from both federal income tax and South Carolina personal income tax. Normally, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions.

  THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND ARE NON-DIVERSIFIED SERIES AND THEREFORE MAY EACH INVEST MORE THAN 5% OF ITS TOTAL ASSETS IN OBLIGATIONS OF ONE ISSUER.

  THE BB&T GROWTH AND INCOME STOCK FUND (the "Growth and Income Fund") seeks capital growth, current income or both, through investment in stocks.

  THE BB&T BALANCED FUND (the "Balanced Fund") seeks to obtain long-term capital growth and produce current income through investment in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

  THE BB&T LARGE COMPANY GROWTH FUND (the "Large Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.

  THE BB&T SMALL COMPANY GROWTH FUND (the "Small Company Growth Fund") seeks long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.

  THE BB&T INTERNATIONAL EQUITY FUND (the "International Equity Fund") seeks long-term capital appreciation through investment primarily in equity securities of foreign issuers.

  This Prospectus relates to the Class A Shares of the Group (formerly the Investor Shares) and Class B Shares of the Group, which are offered to the general public. Through a separate prospectus, the Group also offers Trust Shares to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Additional information about each of the Funds contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information and the prospectus relating to the Trust Shares are available upon request without charge by writing to the Group or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about the Group's Class A and Class B Shares that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

  SHARES OF THE BB&T MUTUAL FUNDS GROUP ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BRANCH BANKING AND TRUST COMPANY, SOUTHERN NATIONAL CORPORATION, ANY OF THEIR AFFILIATES, OR ANY OTHER BANK. SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.
                            ------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.
                            ------------------------

               The date of this Prospectus is September 15, 1997.

                               PROSPECTUS SUMMARY

The Group.....................   BB&T Mutual Funds Group, (the "Group") a Massachusetts
                                 business trust, is an open-end management investment company which currently consists of eleven separately managed
                                 portfolios (each a "Fund"). The Group also offers three
                                 separate investment Funds (the "Funds of Funds"), offering
                                 Trust Shares only, which offer Shareholders a profes-
                                 sionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds")
                                 which are managed by BB&T. Each Fund, except for the Funds of Funds, offers to the public three classes of Shares:
                                 Class A, Class B and Trust Class. As of the date of this
                                 prospectus, however, Class B Shares were not yet being
                                 offered in the Prime Money Market, Short-Intermediate ,
                                 North Carolina or South Carolina Funds. Shareholders
                                 investing directly in Class B Shares of the U.S. Treasury
                                 Fund as opposed to Shareholders obtaining Class B Shares
                                 upon an exchange of Class B Shares of any of the other
                                 Funds, will be requested to participate in the Auto Exchange
                                 Program in such a way that their Class B Shares have been
                                 withdrawn from the U.S. Treasury Fund within two years of
                                 purchase. This prospectus relates only to Class A and Class
                                 B Shares.
Investment Objective and Poli-
  cies........................   THE PRIME MONEY MARKET FUND seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
                                 THE U.S. TREASURY FUND seeks current income with liquidity and stability of principal through investing exclusively in short-term obligations issued or guaranteed by the U.S.
                                 Treasury, some of which may be subject to repurchase
                                 agreements.
                                 THE SHORT-INTERMEDIATE FUND seeks current income consistent with the preservation of capital through investment in
                                 obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high grade
                                 collateralized mortgage obligations, some of which may be
                                 subject to repurchase agreements.
                                 THE INTERMEDIATE BOND FUND seeks current income consistent with the preservation of capital through investment of at
                                 least 65% of its assets in bonds issued or guaranteed by the
                                 U.S. Government or its agencies or its instrumentalities,
                                 some of which may be subject to repurchase agreements.
                                 THE NORTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and North Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North
                                 Carolina and its political subdivisions.
                                 THE SOUTH CAROLINA FUND seeks to produce a high level of
                                 current interest income which is exempt from both federal
                                 income tax and South Carolina personal income tax, normally by investing at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South
                                 Carolina and its political subdivisions.
                                 THE GROWTH AND INCOME FUND seeks capital growth, current
                                 income or both, primarily through investment in stocks.

                                 THE BALANCED FUND seeks to obtain long-term capital growth and to produce current income through investment in a
                                 broadly diversified portfolio of securities, including
                                 common stocks, preferred stocks and bonds.
                                 THE LARGE COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies.
                                 THE SMALL COMPANY GROWTH FUND seeks long-term capital
                                 appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies.
                                 THE INTERNATIONAL EQUITY FUND seeks long-term capital
                                 appreciation through investment primarily in equity
                                 securities of foreign issuers.
Investment Risks..............   Each Fund's performance may change daily based on many
                                 factors including interest rate levels, the quality of the obligations in each Fund's portfolio, and market conditions.
                                 An investment in the North Carolina and South Carolina Funds may involve special risk considerations. (See "Other
                                 Investment Policies of the North Carolina Fund and the South
                                 Carolina Fund.") An investment in the International Equity
                                 Fund and the Prime Money Market Fund may involve special
                                 risk considerations. (See "Foreign Investments.")
Offering Price................   The public offering price of the Class A Shares of the Prime
                                 Money Market Fund and the U.S. Treasury Fund is equal to
                                 that Fund's net asset value per Share, which each Money
                                 Market Fund will seek to maintain at $1.00.
                                 The public offering price of the Class A Shares of the
                                 Short-Intermediate, Intermediate Bond, North Carolina, South
                                 Carolina, Growth and Income, Balanced, Large Company Growth,
                                 Small Company Growth, and International Equity Funds is
                                 equal to that Fund's net asset value per Share plus the
                                 applicable sales charge. The public offering price of the
                                 Class B Shares is equal to the Fund's net asset value per
                                 share. (See "HOW TO PURCHASE AND REDEEM SHARES -- Sales
                                 Charge".)
Maximum Purchase..............   For Class A Shares there is no maximum purchase. For Class B
                                 Shares the maximum purchase is $250,000. (See "HOW TO
                                 PURCHASE AND REDEEM SHARES -- Purchases of Class A and Class
                                 B Shares.")
Minimum Purchase..............   For Class A and Class B Shares, there is a $1000 minimum
                                 initial purchase with no minimum investment for subsequent purchases. (See "HOW TO PURCHASE AND REDEEM
                                 SHARES -- Purchases of Class A and Class B Shares.")
Investment Adviser............   Branch Banking and Trust Company, Raleigh, North Carolina.
Dividends.....................   The Prime Money Market, U.S. Treasury, North Carolina, South
                                 Carolina, Short-Intermediate and Intermediate Bond Funds
                                 declare dividends daily and pay such dividends monthly. The
                                 Growth and Income and Balanced Funds declare and pay
                                 dividends monthly. The Large Company Growth Fund, Small
                                 Company Growth Fund and the International Equity Fund
                                 declare and pay dividends quarterly.
Distributor...................   BISYS Fund Services, Columbus, Ohio.

                                   THE GROUP

  BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of eleven series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of eleven separate investment funds (each a "Fund"). The Group also offers three separate investment Funds (the "Funds of Funds"), offering Trust Shares only, which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds"), which are managed by BB&T. Each Fund, except for the Funds of Funds, offers three classes of
Shares: Class A, Class B and Trust Class. As of the date of this prospectus, however, Class B Shares were not yet being offered in the Prime Money Market, Short-Intermediate, South Carolina and North Carolina Funds.

                                   FEE TABLE

  The following Fee Table and example summarize the various costs and expenses that a Shareholder of Class A and Class B Shares of the Funds will bear, either directly or indirectly.

                                         PRIME
                                         MONEY                                    SHORT-
                                         MARKET                                INTERMEDIATE
                                          FUND        U.S. TREASURY FUND           FUND         INTERMEDIATE BOND FUND
                                        --------     ---------------------     ------------     -----------------------
                                        CLASS A      CLASS A      CLASS B        CLASS A         CLASS A       CLASS B
                                        --------     --------     --------     ------------     ---------     ---------
SHAREHOLDER TRANSACTION EXPENSES(1)
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price)...................       0%            0%           0%          2.00%          4.50%            0%
  Maximum Sales Load Imposed on
    Reinvested Dividends (as a
    percentage of offering price).....       0%            0%           0%             0%             0%            0%
  Deferred Sales Load (as a percentage
    of original purchase price or
    redemption proceeds, as
    applicable).......................       0%            0%        5.00%             0%             0%         5.00%
  Redemption Fees (as a percentage of
    amount redeemed, if
    applicable)(2)....................       0%            0%           0%             0%             0%            0%
  Exchange Fee........................    $  0        $    0       $    0         $    0          $   0         $   0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of net assets)
  Management Fees (after voluntary fee
    reductions).......................     .30%(3)       .40%         .40%           .50%(3)        .50%(3)       .50%(3)
  12b-1 Fees (after voluntary fee
    reductions).......................     .25%(4)       .25%(4)     1.00%           .25%(4)        .25%(4)      1.00%
  Other Expenses......................     .35%(5)       .34%         .35%           .44%           .38%          .35%
                                           ---           ---          ---          -----          -----           ---
  Total Fund Operating Expenses (after
    voluntary fee reductions).........     .90%(6)       .99%(6)     1.75%          1.19%(6)       1.13%(6)      1.85%(6)
                                           ===           ===          ===          =====          =====           ===

                                                                                                                    SMALL
                                          NORTH        SOUTH                                                       COMPANY
                                         CAROLINA     CAROLINA      GROWTH AND INCOME                              GROWTH
                                           FUND         FUND              FUND                BALANCED FUND         FUND
                                         --------     --------     -------------------     -------------------     -------
                                         CLASS A      CLASS A      CLASS A     CLASS B     CLASS A     CLASS B     CLASS A
                                         --------     --------     -------     -------     -------     -------     -------
SHAREHOLDER TRANSACTION EXPENSES(1)
 Maximum Sales Load Imposed on
   Purchases (as a percentage of
   offering price).....................     2.00%        2.00%       4.50%          0%       4.50%          0%       4.50%
 Maximum Sales Load Imposed on
   Reinvested Dividends (as a
   percentage of offering price).......        0%           0%          0%          0%          0%          0%          0%
 Deferred Sales Load (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable).........................        0%           0%          0%       5.00%          0%       5.00%          0%
 Redemption Fees (as a percentage of
   amount redeemed, if
   applicable)(2)......................        0%           0%          0%          0%          0%          0%          0%
 Exchange Fee..........................   $    0       $    0       $   0       $   0       $   0       $   0       $   0
ANNUAL FUND OPERATING EXPENSE
 (as a percentage of net assets)
 Management Fees (after voluntary fee
   reductions).........................      .50%(3)      .50%(3)     .50%(3)     .50%(3)     .50%(3)     .50%(3)    1.00%
 12b-1 Fees (after voluntary fee
   reductions).........................      .15%(4)      .15%(4)     .25%(4)    1.00%        .25%(4)    1.00%        .25%(4)
 Other Expenses (after voluntary fee
   reductions).........................      .46%(5)      .49%(5)     .36%        .35%        .45%        .45%        .76%
                                            ----         ----        ----        ----        ----        ----        ----
 Total Fund Operating Expenses (after
   voluntary fee reductions)...........     1.11%(6)     1.14%(6)    1.11%(6)    1.85%(6)    1.20%(6)    1.95%(6)    2.01%(6)
                                            ====         ====        ====        ====        ====        ====        ====


                                                            LARGE
                                                           COMPANY              INTERNATIONAL
                                                         GROWTH FUND             EQUITY FUND
                                                     -------------------     -------------------
                                         CLASS B     CLASS A     CLASS B     CLASS A     CLASS B
                                         -------     -------     -------     -------     -------
SHAREHOLDER TRANSACTION EXPENSES(1)
 Maximum Sales Load Imposed on
   Purchases (as a percentage of
   offering price).....................       0%       4.50%          0%       4.50%          0%
 Maximum Sales Load Imposed on
   Reinvested Dividends (as a
   percentage of offering price).......       0%          0%          0%          0%          0%
 Deferred Sales Load (as a percentage
   of original purchase price or
   redemption proceeds, as
   applicable).........................    5.00%          0%       5.00%          0%       5.00%
 Redemption Fees (as a percentage of
   amount redeemed, if
   applicable)(2)......................       0%          0%          0%          0%          0%
 Exchange Fee..........................   $   0       $   0       $   0       $   0       $   0
ANNUAL FUND OPERATING EXPENSE
 (as a percentage of net assets)
 Management Fees (after voluntary fee
   reductions).........................    1.00%        .50%(3)     .50%(3)    1.00%       1.00%
 12b-1 Fees (after voluntary fee
   reductions).........................    1.00%        .25%(4)    1.00%        .25%(4)    1.00%
 Other Expenses (after voluntary fee
   reductions).........................     .72%        .49%(5)     .49%(5)     .87%(5)     .87%(5)
                                           ----        ----        ----        ----        ----
 Total Fund Operating Expenses (after
   voluntary fee reductions)...........    2.72%       1.24%(6)    1.99%(6)    2.12%(6)    2.87%(6)
                                           ====        ====        ====        ====        ====

---------------

(1) A Participating Organization or Bank (both terms used as defined in this Prospectus) may charge a Customer's (as defined in the Prospectus) account fees for automatic investment, exchanges, and other investment management services provided in connection with investment in Class A Shares or Class B Shares, respectively, of a Fund. (See "HOW TO PURCHASE AND REDEEM SHARES--Purchases of Class A and Class B Shares" and "HOW TO PURCHASE AND REDEEM SHARES--Exchange Privilege.")

(2) A wire redemption charge (currently $7.00) may be deducted from the amount of a wire redemption payment made at the request of a shareholder. (See "HOW TO PURCHASE AND REDEEM SHARES--Redemption by Telephone.")

(3) Branch Banking and Trust Company ("BB&T") has agreed with the Group to voluntarily reduce the amount of its investment advisory fee through September 30, 1997. Absent the voluntary reduction of investment advisory fees, Management Fees as a percentage of average daily net assets for Class A and Class B Shares would be .40% for the Prime Money Market Fund, .60% for the Intermediate Bond, Short-Intermediate, and North Carolina and South Carolina Funds and .74% for the Growth and Income, Balanced and Large Company Growth Funds.

(4) BISYS Fund Services has agreed with the Group to voluntarily reduce the amount of its distribution fee for Class A Shares. Absent the voluntary fee reduction of distribution fees, 12b-1 Fees as a percentage of average daily net assets would be .50% for Class A Shares for each Fund. (See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Distributor.")

(5) With respect to the Prime Money Market Fund, the International Equity Fund, the South Carolina Fund, and the Large Company Growth Fund, "Other Expenses" are based on estimated amounts for the current fiscal year. Absent voluntary fee reductions, "Other Expenses" as a percentage of average daily net assets for Class A Shares would be .45% for the Prime Money Market Fund, and .51% for the North Carolina Fund and the South Carolina Fund.

(6) As indicated in preceding notes, voluntary fee reductions have lowered this amount. Lower total fund operating expenses will result in higher yields. Absent the voluntary reduction of investment advisory and/or distribution fees, Total Fund Operating Expenses for Class A Shares, as a percentage of average daily net assets would be 1.35% for the Prime Money Market Fund, 1.25% for the U.S. Treasury Fund, 1.54% for the Short-Intermediate Fund, 1.48% for the Intermediate Bond Fund, 1.61% for the North Carolina Fund, 1.59% for the South Carolina Fund, 1.60% for the Growth and Income Fund, 1.69% for the Balanced Fund, 2.26% for the Small Company Growth Fund, 2.37% for the International Equity Fund, and 1.73% for the Large Company Growth Fund. Absent the voluntary reduction of investment advisory fees, Total Fund Operating Expenses for Class B Shares, as a percentage of average daily net assets, would be 1.95% for the Intermediate Bond Fund, 2.09% for the Growth and Income Fund, 2.18% for the Balanced Fund, and 2.23% for the Large Company Growth Fund.
EXAMPLE:

    You would pay the following expenses on a $1,000 investment in Class A
       Shares of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             ------    -------    -------    --------
                  Prime Money Market Fund..................   $  9      $  29        N/A        N/A
                  U.S. Treasury Fund.......................   $ 10      $  32      $  55       $121
                  Short-Intermediate Fund..................   $ 32      $  57      $  84       $161
                  Intermediate Bond Fund...................   $ 56      $  79      $ 104       $176
                  North Carolina Fund......................   $ 31      $  55      $  80       $152
                  South Carolina Fund......................   $ 32      $  59        N/A        N/A
                  Growth and Income Fund...................   $ 56      $  79      $ 103       $174
                  Balanced Fund............................   $ 57      $  81      $ 108       $184
                  Small Company Growth Fund................   $ 64      $ 105      $ 148       $268
                  Large Company Growth Fund................   $ 57      $  83        N/A        N/A
                  International Equity Fund................   $ 66      $ 108        N/A        N/A

EXAMPLE:

    You would pay the following expenses on a $1,000 investment in Class B
       Shares of the Funds, assuming (1) deduction of the applicable Contingent Deferred Sales Charge; and (2) 5% annual return.

                                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                             ------    -------    -------    --------
                  U.S. Treasury Fund
                    Assuming a complete redemption at end
                      of period............................   $ 68      $  85      $ 115       $206
                    Assuming no redemption.................   $ 18      $  55      $  95       $206
                  Intermediate Bond Fund
                    Assuming a complete redemption at end
                      of period............................   $ 69      $  88      $ 120       $217
                    Assuming no redemption.................   $ 19      $  58      $ 100       $217
                  Growth and Income Fund
                    Assuming a complete redemption at end
                      of period............................   $ 69      $  88      $ 120       $217
                    Assuming no redemption.................   $ 14      $  58      $ 100       $217
                  Balanced Fund
                    Assuming a complete redemption at end
                      of period............................   $ 70      $  91      $ 125       $227
                    Assuming no redemption.................   $ 20      $  61      $ 105       $227
                  Small Company Growth Fund
                    Assuming a complete redemption at end
                      of period............................   $ 78      $ 114      $ 164       $305
                    Assuming no redemption.................   $ 28      $  84      $ 144       $305
                  Large Company Growth Fund
                    Assuming a complete redemption at end
                      of period............................   $ 70      $  92        N/A        N/A
                    Assuming no redemption.................   $ 20      $  62        N/A        N/A
                  International Equity Fund
                    Assuming a complete redemption at end
                      of period............................   $ 79      $ 119        N/A        N/A
                    Assuming no redemption.................   $ 29      $  89        N/A        N/A

  The purpose of the tables above is to assist a potential investor in the Funds in understanding the various costs and expenses that an investor in the Class A Shares or Class B Shares of each Fund will bear directly or indirectly. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" for a more complete discussion of annual operating expenses of each Fund. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  Long-term shareholders of Class A Shares and Class B Shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD Rules.

  The information set forth in the foregoing tables and examples relates only to Class A and Class B Shares. The Group also offers Trust Shares of each Fund which are subject to the same expenses except that there are no sales charges nor distribution costs charged to Trust Shares. (See "MANAGEMENT OF BB&T MUTUAL FUNDS" -- "Investment Adviser" and "Administrator and Distributor.")

                              FINANCIAL HIGHLIGHTS

  The tables below sets forth financial highlights concerning the investment results for each of the Funds for the periods indicated. The information through the year ended September 30, 1996 has been audited by KPMG Peat Marwick LLP, independent accountants for the Group, whose report thereon, insofar as it relates to each of the years or periods indicated herein is included in the Statement of Additional Information. The information for the six-month period ended March 31, 1997 is unaudited. The Prime Money Market Fund, the South Carolina Fund and the Large Company Growth Fund had not commenced operations as of March 31, 1997.

  The Class A Shares (formerly the Investor Shares) and Trust Shares of each Fund (other than the Balanced Fund and the Small Company Growth Fund, which had not yet commenced operations) effectively were operated as a single class of shares from the commencement of operations of each of these Funds until January 31, 1993. On February 1, 1993, each of these Funds (and the Balanced Fund upon its commencement of operations) began charging Rule 12b-1 fees exclusively to Class A Shares pursuant to an exemptive order received from the Securities and Exchange Commission on January 19, 1993. Information regarding the Trust Shares can be obtained in a separate prospectus by writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling (800) 228-1872.

                                                             U.S. TREASURY MONEY MARKET FUND
                        ---------------------------------------------------------------------------------------------------------
                        FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 5, 1992 TO
                          MARCH 31, 1997     SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(A)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                             CLASS A              CLASS A              CLASS A              CLASS A                CLASS A
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...      $   1.00            $   1.00             $   1.00              $ 1.00                $  1.00
                              -------              -------              -------              ------                 ------
INVESTMENT ACTIVITIES
  Net investment
    income..............         0.022               0.044                0.047               0.027                  0.026
                              -------              -------              -------              ------                 ------
      Total from
        Investment
        Activities......         0.022               0.044                0.047               0.027                  0.026
                              -------              -------              -------              ------                 ------
DISTRIBUTIONS
  Net investment
    income..............        (0.022)             (0.044)              (0.047)             (0.027)                (0.026)
                              -------              -------              -------              ------                 ------
      Total
        Distributions...        (0.022)             (0.044)              (0.047)             (0.027)                (0.026)
                              -------              -------              -------              ------                 ------
NET ASSET VALUE, END OF
  PERIOD................      $   1.00            $   1.00             $   1.00              $ 1.00                $  1.00
                              =======              =======              =======              ======                 ======
Total Return............          2.18%(b)            4.49%               4.81%               2.76%                   2.60%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000)........      $ 27,959            $ 27,931             $ 13,948              $1,486                $   279
  Ratio of expenses to
    average net
    assets..............          0.94%(c)            0.99%               0.98%               0.94%                   0.51%(c)
  Ratio of net
    investment income to
    average net
    assets..............          4.33%(c)            4.37%               4.81%               2.89%                   2.58%(c)
  Ratio of expenses to
    average net
    assets*.............          1.24%(c)            1.25%               1.24%               1.32%                   1.32%(c)
  Ratio of net
    investment income to
    average net
    assets*.............          4.03%(c)            4.11%               4.55%               2.51%                   1.77%(c)

---------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                                                                                U.S. TREASURY MONEY MARKET FUND
                                                                          --------------------------------------------
                                                                               FOR THE
                                                                           SIX MONTHS ENDED       JANUARY 1, 1996 TO
                                                                            MARCH 31, 1997       SEPTEMBER 30, 1996(A)
                                                                          ------------------     ---------------------
                                                                            CLASS B SHARES          CLASS B SHARES
                                                                          ------------------     ---------------------
                                                                             (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....................................       $   1.00                 $  1.00
                                                                                 ------                  ------
INVESTMENT ACTIVITIES
  Net investment income.................................................          0.018                   0.025
                                                                                 ------                  ------
      Total from Investment Activities..................................          0.018                   0.025
                                                                                 ------                  ------
DISTRIBUTIONS
  Net investment income.................................................         (0.018)                 (0.025)
                                                                                 ------                  ------
      Total Distributions...............................................         (0.018)                 (0.025)
NET ASSET VALUE, END OF PERIOD..........................................       $   1.00                 $  1.00
                                                                                 ======                  ======
Total Return (excludes redemption charge)...............................           1.78%(b)                2.53%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).......................................       $  1,450                 $ 1,305
  Ratio of expenses to average net assets...............................           1.74%(c)                1.75%(c)
  Ratio of net investment income to average net assets..................           3.58%(c)                3.55%(c)

---------

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                                                      SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                             -------------------------------------------------------------------------------------------------
                                FOR THE
                               SIX MONTHS
                                 ENDED       FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  NOVEMBER 30, 1992 TO
                             MARCH 31, 1997  SEPTEMBER 30, 1996  SEPTEMBER 30, 1995  SEPTEMBER 30, 1994  SEPTEMBER 30, 1993(A)
                             --------------  ------------------  ------------------  ------------------  ---------------------
                                CLASS A           CLASS A             CLASS A             CLASS A               CLASS A
                             --------------  ------------------  ------------------  ------------------  ---------------------
                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $   9.73         $   9.88            $   9.60            $  10.29              $ 10.00
                                   -----            ------              ------              ------               ------
INVESTMENT ACTIVITIES
  Net investment income......        0.27         $   0.55            $   0.53                0.50                 0.47
                                   -----            ------              ------              ------               ------
  Net realized and unrealized
    gains (losses) on
    investments..............       (0.11)           (0.15)               0.29               (0.68)                0.30
                                   -----            ------              ------              ------               ------
      Total from Investment
        Activities...........        0.16             0.40                0.82               (0.18)                0.77
                                   -----            ------              ------              ------               ------
DISTRIBUTIONS
  Net investment income......       (0.27)           (0.55)              (0.54)              (0.50)               (0.48)
  Net realized gains.........          --               --                  --               (0.01)                  --
                                   -----            ------              ------              ------               ------
    Total Distributions......       (0.27)           (0.55)              (0.54)              (0.51)               (0.48)
                                   -----            ------              ------              ------               ------
NET ASSET VALUE, END OF
  PERIOD.....................    $   9.62         $   9.73            $   9.88            $   9.60              $ 10.29
                                   =====            ======              ======              ======               ======
Total Return (excludes sales
  charge)....................        1.65%(b)          4.09%              8.74%              (1.86)%               7.80%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
    (000)....................    $  5,595         $  6,356            $  7,102            $ 10,345              $14,915
  Ratio of expenses to
    average net assets.......        1.12%(c)          1.19%              1.17%               0.89%                0.56%(c)
  Ratio of net investment
    income to average net
    assets...................        5.58%(c)          5.55%              5.50%               5.01%                5.43%(c)
  Ratio of expenses to
    average net assets*......        1.47%(c)          1.54%              1.58%               1.58%                1.56%(c)
  Ratio of net investment
    income to average net
    assets*..................        5.23%(c)          5.20%              5.09%               4.32%                4.42%(c)
  Portfolio turnover(d)......       71.02%           54.82%             106.81%               7.06%               14.06%

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                          -------------------------------------------------------------------------------------------------------
                              FOR THE
                          SIX MONTHS ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 9, 1992 TO
                           MARCH 31, 1997    SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(A)
                          ----------------   ------------------   ------------------   ------------------   ---------------------
                              CLASS A             CLASS A              CLASS A              CLASS A                CLASS A
                          ----------------   ------------------   ------------------   ------------------   ---------------------
                            (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD...............     $   9.63           $   9.88             $   9.33             $  10.39               $ 10.00
INVESTMENT ACTIVITIES
  Net investment income...         0.27               0.56                 0.59                 0.59                  0.63
  Net realized and
    unrealized gains
    (losses) on
    investments...........        (0.14)             (0.25)                0.55                (1.04)                 0.39
                                ------              ------               ------               ------                ------
      Total from
        Investment
        Activities........         0.13               0.31                 1.14                (0.45)                 1.02
                                ------              ------               ------               ------                ------
DISTRIBUTIONS
  Net investment income...        (0.27)             (0.56)               (0.59)               (0.59)                (0.63)
  Net realized gains......           --                 --                   --                (0.02)                   --
                                ------              ------               ------               ------                ------
      Total
        Distributions.....        (0.27)             (0.56)               (0.59)               (0.61)                (0.63)
                                ------              ------               ------               ------                ------
NET ASSET VALUE, END OF
  PERIOD..................     $   9.49           $   9.63             $   9.88             $   9.33               $ 10.39
                                ======              ======               ======               ======                ======
Total Return (excludes
  sales charge)...........         1.30%(b)           3.17%               12.63%               (4.48)%               10.53%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of
    Period (000)..........     $  4,456           $  3,659             $  5,173             $  6,772               $ 5,238
  Ratio of expenses to
    average net assets....         1.13%(c)           1.13%                1.09%                0.96%                 0.59%(c)
  Ratio of net investment
    income to average net
    assets................         5.61%(c)           5.68%                6.22%                6.03%                 6.26%(c)
  Ratio of expenses to
    average net assets*...         1.47%(c)           1.48%                1.50%                1.56%                 1.55%(c)
  Ratio of net investment
    income to average net
    assets*...............         5.27%(c)           5.33%                5.81%                5.43%                 5.30%(c)
  Portfolio turnover(d)...        37.35%(c)          76.29%               68.91%                0.38%                15.27%

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                                                  INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                                ------------------------------------------
                                                                                    FOR THE
                                                                                SIX MONTHS ENDED      JANUARY 1, 1996 TO
                                                                                 MARCH 31, 1997      SEPTEMBER 30, 1996(A)
                                                                                ----------------     ---------------------
                                                                                    CLASS B                 CLASS B
                                                                                ----------------     ---------------------
                                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................................        $   9.60                $ 10.17
                                                                                      ------                 ------
INVESTMENT ACTIVITIES
  Net investment income.....................................................            0.23                   0.31
  Net realized and unrealized loss on investments...........................           (0.14)                 (0.57)
                                                                                      ------                 ------
      Total from Investment Activities......................................            0.09                  (0.26)
                                                                                      ------                 ------
DISTRIBUTIONS
  Net investment income.....................................................           (0.23)                 (0.31)
                                                                                      ------                 ------
      Total Distributions...................................................           (0.23)                 (0.31)
                                                                                      ------                 ------
NET ASSET VALUE, END OF PERIOD..............................................        $   9.46                $  9.60
                                                                                      ------                 ------
Total Return (excludes redemption charge)...................................            0.92%(b)              (2.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)...........................................        $    494                $   353
  Ratio of expenses to average net assets...................................            1.86%(c)               1.85%(c)
  Ratio of net investment income to average net assets......................            4.77%(c)               5.01%(c)
  Ratio of expenses to average net assets*..................................            1.96%(c)               1.95%(c)
  Ratio of net investment income to average net assets*.....................            4.67%(c)               4.91%(c)
  Portfolio turnover(d).....................................................           37.25%                 76.29%

---------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                        NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                        ---------------------------------------------------------------------------------------------------------
                             FOR THE
                         SIX MONTHS ENDED
                          MARCH 31, 1997
                             CLASS A         FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 16, 1992 TO
                           (UNAUDITED)       SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(A)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                             CLASS A              CLASS A              CLASS A              CLASS A                CLASS A
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...       $10.05              $10.15               $ 9.78              $  10.29               $ 10.00
                             -------              -------              -------                ------                ------
INVESTMENT ACTIVITIES
  Net investment
    income..............         0.19                0.36                 0.36                  0.36                  0.36
  Net realized and
    unrealized losses on
    investments.........        (0.03)              (0.10)                0.37                 (0.50)                 0.29
                             -------              -------              -------                ------                ------
      Total from
        Investment
        Activities......         0.16                0.26                 0.73                 (0.14)                 0.65
                             -------              -------              -------                ------                ------
DISTRIBUTIONS
  Net investment
    income..............        (0.19)              (0.36)               (0.36)                (0.36)                (0.36)
  Net realized gains....           --                  --                   --                 (0.01)                   --
                             -------              -------              -------                ------                ------
      Total
        Distributions...        (0.19)              (0.36)               (0.36)                (0.37)                (0.36)
                             -------              -------              -------                ------                ------
NET ASSET VALUE, END OF
  PERIOD................       $10.02              $10.05               $10.15              $   9.78               $ 10.29
                             =======              =======              =======                ======                ======
Total Return (excludes
  sales charge).........         1.62%(b)            2.61%                7.61%                (1.33)%                6.60%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000)........       $9,085              $9,261               $8,717              $ 11,083               $13,695
  Ratio of expenses to
    average net
    assets..............         1.06%(c)            1.11%                1.05%                 0.75%                 0.43%(c)
  Ratio of net
    investment income to
    average net
    assets..............         3.82%(c)            3.58%                3.63%                 3.63%                 3.80%(c)
  Ratio of expenses to
    average net
    assets*.............         1.56%(c)            1.61%                1.63%                 1.66%                 1.77%(c)
  Ratio of net
    investment income to
    average net
    assets*.............         3.32%(c)            3.08%                3.05%                 2.72%                 2.45%(c)
  Portfolio
    turnover(d).........         1.89%              20.90%                9.38%                 0.56%                 5.92%

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                                              GROWTH AND INCOME STOCK FUND
                        ---------------------------------------------------------------------------------------------------------
                             FOR THE
                         SIX MONTHS ENDED    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED    OCTOBER 16, 1992 TO
                          MARCH 31, 1997     SEPTEMBER 30, 1996   SEPTEMBER 30, 1995   SEPTEMBER 30, 1994   SEPTEMBER 30, 1993(A)
                        ------------------   ------------------   ------------------   ------------------   ---------------------
                             CLASS A              CLASS A              CLASS A              CLASS A                CLASS A
                        ------------------   ------------------   ------------------   ------------------   ---------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...      $  15.31            $  12.97             $  11.26              $11.26                $ 10.00
                              -------              -------              -------              ------                 ------
INVESTMENT ACTIVITIES
  Net investment
    income..............          0.13                0.26                 0.25                0.25                   0.28
  Net realized and
    unrealized gains on
    investments.........          1.31                2.43                 1.98                0.12                   1.27
                              -------              -------              -------              ------                 ------
      Total from
        Investment
        Activities......          1.44                2.69                 2.23                0.37                   1.55
                              -------              -------              -------              ------                 ------
DISTRIBUTIONS
  Net investment
    income..............         (0.13)              (0.26)               (0.25)              (0.26)                 (0.29)
  Net realized gains....         (0.63)              (0.09)               (0.12)              (0.11)                    --
  In excess of net
    realized gains......            --                  --                (0.15)                 --                     --
                              -------              -------              -------              ------                 ------
      Total
        Distributions...         (0.76)              (0.35)               (0.52)              (0.37)                 (0.29)
                              -------              -------              -------              ------                 ------
NET ASSET VALUE, END OF
  PERIOD................      $  15.99            $  15.31             $  12.97              $11.26                $ 11.26
                              =======              =======              =======              ======                 ======
Total Return (excludes
  sales charge).........          9.49%(b)           20.97%               20.62%               3.33%                 15.72%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets, End of
    Period (000)........      $ 25,290            $ 18,949             $ 10,842              $7,973                $ 6,009
  Ratio of expenses to
    average net
    assets..............          1.09%(c)            1.11%                1.07%               0.92%                  0.63%(c)
  Ratio of net
    investment income to
    average net
    assets..............          1.60%(c)            1.82%                2.15%               2.26%                  2.85%(c)
  Ratio of expenses to
    average net
    assets*.............          1.58%(c)            1.60%                1.60%               1.65%                  1.68%(c)
  Ratio of net
    investment income to
    average net
    assets*.............          1.11%(c)            1.33%                1.62%               1.52%                  1.81%(c)
  Portfolio
    turnover(d).........         13.58%              19.82%                8.73%              21.30%                 27.17%
  Average commission
    rate(e).............      $ 0.0649            $ 0.0721                   --                  --                     --

---------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                   GROWTH AND INCOME STOCK FUND
                                                                             ----------------------------------------
                                                                                FOR THE
                                                                               SIX MONTHS          JANUARY 1, 1996
                                                                                 ENDED                   TO
                                                                             MARCH 31, 1997     SEPTEMBER 30, 1996(A)
                                                                             --------------     ---------------------
                                                                                CLASS B                CLASS B
                                                                             --------------     ---------------------
                                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $  15.29               $ 13.78
                                                                                --------                ------
INVESTMENT ACTIVITIES
  Net investment income....................................................         0.07                  0.13
  Net realized and unrealized gains on investments.........................         1.28                  1.52
                                                                                --------                ------
      Total from Investment Activities.....................................         1.35                  1.65
                                                                                --------                ------
DISTRIBUTIONS
  Net investment income....................................................        (0.07)                (0.14)
                                                                                --------                ------
  Net realized gains.......................................................        (0.63)                   --
                                                                                --------                ------
      Total Distributions..................................................        (0.70)                (0.14)
                                                                                --------                ------
NET ASSET VALUE, END OF PERIOD.............................................     $  15.94               $ 15.29
                                                                                ========                ======
Total Return (excludes redemption charge)..................................         8.92%(b)             12.01%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)..........................................     $  8,356               $ 3,880
  Ratio of expenses to average net assets..................................         1.84%(c)              1.85%(c)
  Ratio of net investment income to average net assets.....................         0.87%(c)              1.13%(c)
  Ratio of expenses to average net assets*.................................         2.08%(c)              2.09%(c)
  Ratio of net investment income to average net assets*....................         1.63%(c)              0.89%(c)
  Portfolio turnover(d)....................................................        13.58%                19.82%
  Average commission(e)....................................................     $ 0.0649               $ 0.072(1)

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                    BALANCED FUND
                          -------------------------------------------------------------------------------------------------
                             FOR THE
                            SIX MONTHS                                                                   OCTOBER 5, 1992
                              ENDED       FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED           TO
                          MARCH 31, 1997  SEPTEMBER 30, 1996  SEPTEMBER 30, 1995  SEPTEMBER 30, 1994  SEPTEMBER 30, 1993(A)
                          --------------  ------------------  ------------------  ------------------  ---------------------
                             CLASS A           CLASS A             CLASS A             CLASS A
                          --------------  ------------------  ------------------  ------------------
                           (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD...............    $  11.96         $  11.04             $ 9.76              $10.20               $ 10.00
                              -------           -------             ------              ------                ------
INVESTMENT ACTIVITIES
  Net investment income...        0.23             0.43               0.44                0.38                  0.08
  Net realized and
    unrealized gains
    (losses) on
    investments...........        0.38             0.92               1.27               (0.44)                 0.21
                              -------           -------             ------              ------                ------
      Total from
        Investment
        Activities........        0.61             1.35               1.71               (0.06)                 0.29
                              -------           -------             ------              ------                ------
DISTRIBUTIONS
  Net investment income...       (0.23)           (0.43)             (0.43)              (0.38)                (0.09)
                              -------           -------             ------              ------                ------
  Net realized gains......       (0.37)              --                 --                  --                    --
                              -------           -------             ------              ------                ------
      Total
        Distributions.....       (0.60)           (0.43)             (0.43)              (0.38)                (0.09)
                              -------           -------             ------              ------                ------
NET ASSET VALUE, END OF
  PERIOD..................    $  11.97         $  11.96             $11.04              $ 9.76               $ 10.20
                              -------           -------             ------              ------                ------
Total Return (excludes
  sales charge)...........      5.11(b)           12.43%             18.00%              (0.64)%                2.88%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of
    Period (000)..........    $ 13,921         $ 12,456             $9,257              $8,560               $ 2,569
  Ratio of expenses to
    average net assets....        1.19%(c)          1.20%             1.17%               0.98%                 0.50%(c)
  Ratio of net investment
    income to average net
    assets................        3.80%(c)          3.78%             4.27%               4.02%                 4.39%(c)
  Ratio of expenses to
    average net assets*...        1.68%(c)          1.69%             1.71%               1.75%                 2.00%
  Ratio of net investment
    income to average net
    assets*...............        3.31%(c)          3.29%             3.73%               3.25%                 2.89%(c)
  Portfolio turnover(d)...       15.68%           19.87%             23.68%              12.91%                 8.32%(c)
  Average commission
    rate(e)...............    $ 0.0626         $ 0.0749                 --                  --                    --

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                          BALANCED FUND
                                                                             ----------------------------------------
                                                                                FOR THE
                                                                               SIX MONTHS          JANUARY 1, 1996
                                                                                 ENDED                   TO
                                                                             MARCH 31, 1997     SEPTEMBER 30, 1996(A)
                                                                             --------------     ---------------------
                                                                                CLASS B                CLASS B
                                                                             --------------     ---------------------
                                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......................................     $  11.91               $ 11.54
                                                                                --------                ------
INVESTMENT ACTIVITIES
  Net investment income....................................................         0.18                  0.27
  Net realized and unrealized gains on investments.........................         0.39                  0.37
                                                                                --------                ------
      Total from Investment Activities.....................................         0.57                  0.64
                                                                                --------                ------
DISTRIBUTIONS
  Net investment income....................................................        (0.19)                (0.27)
                                                                                --------                ------
  Net realized gains.......................................................        (0.37)                   --
                                                                                --------                ------
      Total Distributions..................................................        (0.56)                (0.27)
                                                                                --------                ------
NET ASSET VALUE, END OF PERIOD.............................................     $  11.92               $ 11.91
                                                                                ========                ======
Total Return (excludes redemption charge)..................................         4.76%(b)              5.67%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)..........................................     $  4,007               $ 2,339
  Ratio of expenses to average net assets..................................         1.94%(c)              1.95%(c)
  Ratio of net investment income to average net assets.....................         3.05%(c)              3.13%(c)
  Ratio of expenses to average net assets*.................................         2.18%(c)              2.18%(c)
  Ratio of net investment income to average net assets*....................         2.81%(c)              2.90%(c)
  Portfolio turnover(d)....................................................        15.68%                19.87%
  Average commission rate(e)...............................................     $ 0.0626               $0.0749

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                              SMALL COMPANY GROWTH FUND
                                                             -----------------------------------------------------------
                                                                FOR THE           FOR THE YEAR       DECEMBER 7, 1997 TO
                                                              MONTHS ENDED           ENDED              SEPTEMBER 30,
                                                             MARCH 31, 1997    SEPTEMBER 30, 1996          1995(A)
                                                             --------------    ------------------    -------------------
                                                                CLASS A             CLASS A                CLASS A
                                                             --------------    ------------------    -------------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.......................     $  21.06            $  14.53               $ 10.00
                                                                 -------             -------               -------
INVESTMENT ACTIVITIES
  Net investment loss......................................        (0.05)              (0.20)                (0.08)
  Net realized and unrealized gains on investments.........        (4.94)               6.73                  4.61
                                                                 -------             -------               -------
      Total from Investment Activities.....................        (4.99)               6.53                  4.53
                                                                 -------             -------               -------
DISTRIBUTIONS
  Net realized gains.......................................        (0.02)                 --                    --
      Total Distributions..................................        (0.02)                 --                    --
NET ASSET VALUE, END OF PERIOD.............................     $  16.05            $  21.06               $ 14.53
                                                                 -------             -------               -------
Total Return (excludes sales charge).......................       (23.17)%(b)          44.94%                45.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)..........................     $  7,673            $  7,413               $ 1,096
  Ratio of expenses to average net assets..................         1.94%(c)            2.01%                 2.50%(c)
  Ratio of net investment loss to average net assets.......        (1.18)%(c)          (1.26)%               (1.56)(c)
  Ratio of expenses to average net assets*.................         2.19%(c)            2.26%                 2.84(c)
  Ratio of net investment income to average net assets*....        (1.43)%(c)          (1.51)%               (1.90)(c)
  Portfolio turnover(d)....................................        48.44%              71.62%                46.97%
  Average commission rate(e)...............................     $ 0.0538            $ 0.0562

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                      SMALL COMPANY GROWTH FUND
                                                                               ---------------------------------------
                                                                                FOR THE SIX
                                                                                MONTHS ENDED      JANUARY 1, 1996 TO
                                                                               MARCH 3, 1997     SEPTEMBER 30, 1996(A)
                                                                               --------------    ---------------------
                                                                                  CLASS B               CLASS B
                                                                               --------------    ---------------------
                                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........................................     $  20.92              $ 15.24
                                                                                   -------              -------
INVESTMENT ACTIVITIES
  Net investment loss........................................................        (0.05)               (0.21)
  Net realized and unrealized gains on investments...........................        (4.98)                5.89
                                                                                   -------              -------
      Total from Investment Activities.......................................        (5.03)                5.68
                                                                                   -------              -------
DISTRIBUTIONS
  Net realized gains.........................................................        (0.02)                  --
                                                                                   -------              -------
      Total Distributions....................................................        (0.02)                  --
                                                                                   -------              -------
NET ASSET VALUE, END OF PERIOD...............................................     $  15.87              $ 20.92
Total Return (excludes redemption charge)....................................       (24.06)(b)            37.27%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)............................................     $  4,631              $ 3,200
  Ratio of expenses to average net assets....................................         2.69%(c)             2.72%(c)
  Ratio of net investment loss to average net assets.........................        (1.90)(c)            (2.01)(c)
  Portfolio Turnover(d)......................................................        48.44%               71.62%
  Average Commission rate(e).................................................     $ 0.0538              $0.0562

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                            INTERNATIONAL EQUITY FUND
                                                                                            -------------------------
                                                                                               JANUARY 2, 1997 TO
                                                                                                MARCH 31, 1997(A)
                                                                                            -------------------------
                                                                                                     CLASS A
                                                                                            -------------------------
                                                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......................................................           $ 10.00
INVESTMENT ACTIVITIES
  Net realized and unrealized gains on investments........................................              0.34
      Total from Investment Activities....................................................              0.34
DISTRIBUTIONS
  Net investment income...................................................................             (0.03)
      Total Distributions.................................................................             (0.03)
NET ASSET VALUE, END OF PERIOD............................................................           $ 10.31
Total Return (excludes sales charge)......................................................              3.35%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000).........................................................           $   184
  Ratio of expenses to average net assets.................................................              2.14%(c)
  Ratio of net investment income to average net assets....................................              0.03%(c)
  Ratio of expenses to average net assets*................................................              2.41%(c)
  Ratio of net investment income to average net assets*...................................             (0.24)%(c)
  Portfolio turnover(d)...................................................................              5.61%
  Average commission rate(e)..............................................................           $0.0555

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                                                                                            INTERNATIONAL EQUITY FUND
                                                                                            -------------------------
                                                                                               JANUARY 2, 1997 TO
                                                                                                MARCH 31, 1997(A)
                                                                                            -------------------------
                                                                                                     CLASS B
                                                                                            -------------------------
                                                                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD......................................................           $ 10.00
INVESTMENT ACTIVITIES
  Net investment loss.....................................................................             (0.01)
  Net realized and unrealized gains on investments........................................              0.34
      Total from Investment Activities....................................................              0.33
DISTRIBUTIONS
  Net investment income...................................................................             (0.02)
      Total Distributions.................................................................             (0.02)
NET ASSET VALUE, END OF PERIOD............................................................           $ 10.31
Total Return (excludes redemption charge).................................................              3.27%(b)
RATIOS/SUPPLEMENTARY DATA:
    Net Assets, End of Period (000).......................................................           $   237
    Ratio of expenses to average net assets...............................................              2.86%(c)
    Ratio of net investment income to average net assets..................................             (0.49)% (c)
    Portfolio turnover(d).................................................................              5.61%
    Average commission rate(e)............................................................           $0.0555

---------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not Annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                       INVESTMENT OBJECTIVES AND POLICIES

MONEY MARKET FUNDS

  All instruments in which the Money Market Funds invest are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). All instruments in which the Money Market Funds invest will have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities. The average dollar weighted maturity of the securities in each Money Market Fund will not exceed 90 days. See "VALUATION OF SHARES" and the Statement of Additional Information for further explanation of the amortized cost valuation method.

  All securities acquired by the Money Market Funds will be determined at the time of purchase by the Group's adviser or sub-adviser, under guidelines established by the Group's Board of Trustees, to present minimal credit risks. The Prime Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two nationally recognized statistical ratings organizations ("NRSROs") (e.g., "A-1" by Standard's & Poor's Corporation and "P-1" by Moody's Investors Services, Inc.); or (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser or Sub-Adviser pursuant to guidelines approved by the Board of Trustees, See the Statement of Additional Information for explanations of the rating systems.

  Under the guidelines adopted by the Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Adviser or the Sub-Adviser may be required prompted to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category or in the event of a default relating to the financial condition of the issuer.

PRIME MONEY MARKET FUND

  The investment objective of the Prime Money Market Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  The Prime Money Market Fund may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations, that are available in the money markets. In particular, the Fund may invest in:

          (A) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

          (B) high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

          (C) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

          (D) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and related custodial receipts;

          (E) dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;

          (F) guaranteed investment contracts issued by highly-rated U.S. insurance companies;

          (G) securities issued or guaranteed by state or local governmental bodies; and

          (H) repurchase agreements relating to the above instruments.

  The Prime Money Market Fund concentrates its investments in obligations issued by the financial services industry. However, for temporary defensive purposes during periods when the Adviser or Sub-Adviser believes that maintaining this concentration may be inconsistent with the best interest of Shareholders, the Fund will not maintain this concentration. Money market instruments of companies in the financial services industry include, but are not limited to, certificates of deposit, commercial paper, bankers' acceptances, demand and time deposits, and bank notes. These money market obligations are issued by domestic or foreign banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies and a variety of firms in the insurance field. Financial service companies offering money market issues must have total assets of $1 billion or more before their issues can be considered for investment. Because the Fund concentrates more than 25% of its total assets in the financial services industry, it will be exposed to greater risks associated with that industry, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions. The Fund will not purchase securities issued by PNC Bank or BB&T or any of their affiliates.

U.S. TREASURY FUND

  The investment objective of the U.S. Treasury Fund is to seek current income with liquidity and stability of principal through investing exclusively in short-term United States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

  Obligations purchased by the U.S. Treasury Fund are limited to U.S. dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.

THE FIXED INCOME FUNDS

  The investment objective of both the Short-Intermediate Fund and the Intermediate Bond Fund (collectively the "Fixed Income Funds") is to seek current income consistent with the preservation of capital. The Short-Intermediate Fund will invest primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), some of which may be subject to repurchase agreements, or in high grade collateralized mortgage obligations ("CMOs"). At least 65% of the Short-Intermediate Fund's assets will be invested in U.S. Government Securities. The dollar-weighted average portfolio maturity of the Short-Intermediate Fund will be from two to five years. The Intermediate Bond Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The dollar-weighted average portfolio maturity of the Intermediate Bond Fund will be from five to ten years. CMOs will be considered bonds for this purpose if their expected average life is comparable to the maturity of other bonds eligible for purchase by the Fixed Income Funds. The Fixed Income Funds may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

  Bonds, notes and debentures in which the Fixed Income Funds may invest may differ in interest rates, maturities and times of issuance. Mortgage-related securities purchased by the Fixed Income Funds will be either (i) issued by United States Government-owned or sponsored corporations or (ii) rated in the highest category by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, (for example, rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P")), or, if not rated, are of comparable quality as determined by BB&T. The applicable ratings are described in the Appendix to the Statement of Additional Information.

THE NORTH CAROLINA FUND

  The North Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). The North Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

  The North Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the North Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the North Carolina Fund would be suitable for them.

THE SOUTH CAROLINA FUND

  The South Carolina Fund's investment objective is to produce a high level of current interest income that is exempt from both federal income tax and South Carolina personal income tax. Under normal market conditions, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations"). The South Carolina Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years, and no obligations in which the Fund invests will have remaining maturities in excess of 25 years.

  The South Carolina Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation. Investment in the South Carolina Fund would not be appropriate for tax-deferred plans, such as IRA and Keogh plans. Investors should consult a tax or other financial adviser to determine whether investment in the South Carolina Fund would be suitable for them.

THE GROWTH AND INCOME FUND

  The Growth and Income Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the Growth and Income Fund will invest at least 65% of its total assets in stocks, which for this purpose may be either common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

  Equity securities purchased by the Growth and Income Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Growth and Income Fund's investment objective for income, most stocks will be purchased by the Growth and Income Fund primarily in furtherance of its investment objective for growth. The Growth and Income Fund will favor stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

  Stocks such as those in which the Growth and Income Fund may invest are more volatile and carry more risk than some other forms of investment. Depending upon the performance of the Growth and Income Fund's investments, the net asset value per Share of the Fund may decrease instead of increase.

THE BALANCED FUND

  The Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The Balanced Fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

  The portion of the Balanced Fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the Balanced Fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions. The Balanced Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, as determined by BB&T, these investments may constitute 100% of the Balanced Fund's portfolio and, in such circumstances, will constitute a temporary suspension of the Balanced Fund's attempt to achieve its investment objective.

  The Balanced Fund's equity securities will generally consist of common stocks but may also consist of other equity-type securities such as warrants, preferred stocks and convertible debt instruments. The Fund's equity investments will be in companies with a favorable outlook and which are believed by BB&T to be undervalued.

  The Balanced Fund's debt securities will consist of securities such as bonds, notes, debentures and money market instruments. The Balanced Fund may also invest in CMOs. The average dollar-weighted maturity of debt securities held by the Balanced Fund will vary according to market conditions and interest rate cycles and will range between 1 year and 30 years under normal market conditions.

  It is a fundamental policy of the Balanced Fund that it will invest at least 25% of its total assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

THE LARGE COMPANY GROWTH FUND

  The Large Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies. ("Capitalization" is the total market value of all the outstanding shares of a company.) The Large Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose weighted average capitalization is in excess of the market median capitalization of the Standard & Poor's 500(1) Composite Stock Price Index ("S&P 500 Index"). In making portfolio investments, the Large Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth, and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of large companies, will be invested in the instruments described below and under "Specific Investment Policies."

THE SMALL COMPANY GROWTH FUND

  The Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. The Small Company Growth Fund will invest in companies that are considered to have favorable and above average earnings growth prospects and, as a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $1 billion at the time of purchase. In making portfolio investments, the Small Company Growth Fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity. The remainder of the Fund's assets, if not invested in the securities of small companies, will be invested in the instruments described below and under "Specific Investment Policies."

  Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate more than that of a share of a fund that invests in larger established companies.

INTERNATIONAL EQUITY FUND

  The International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. During normal market conditions, the International Equity Fund will normally invest at least 80%, and, in any event, at least 65%, of the value of its total assets in equity securities. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

  During normal market conditions, the International Equity Fund will normally invest at least 90%, and, in any event, at least 65%, of the value of its total assets in securities of foreign issuers. The Fund will pursue investments in non-dollar denominated stocks primarily within countries included in the Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE"). The Fund may also invest its assets in countries with emerging economies or securities markets. The Fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

  When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will em-

---------------

  1 "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

phasize stocks with price/earnings ratios below average for a security's home market or stock exchange. A security's earnings trend and its price momentum will also be factors considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

ALL FUNDS

  The investment objective of each Fund is fundamental and may not be changed without the vote of a majority of the outstanding Shares of the Fund (as defined below under "GENERAL INFORMATION--Miscellaneous.") There can be, of course, no assurance that a Fund will achieve its investment objective.

  Depending upon the performance of the portfolio investments of each of the Short-Intermediate, Intermediate Bond, North Carolina, South Carolina, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds (collectively, the "Variable NAV Funds"), the net asset value per Share of each Variable NAV Fund will fluctuate.

SPECIFIC INVESTMENT POLICIES

REPURCHASE AGREEMENTS

  Securities held by each Fund may be subject to repurchase agreements. A Fund will enter into repurchase agreements for the purposes of maintaining liquidity and obtaining favorable yields. Under the terms of a repurchase agreement, a Fund acquires securities from financial institutions or registered broker-dealers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of the collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller under a repurchase agreement were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by a Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund could incur delays and costs in selling the underlying security or could suffer a loss of principal and interest if such Fund were treated as an unsecured creditor and required to return the underlying security to the seller's estate. A Fund will enter into repurchase agreements with financial institutions or registered broker-dealers deemed creditworthy by BB&T (or PNC Equity Advisors Company ("PEAC"), the Small Company Growth Fund's investment sub-adviser , CastleInternational Asset Management Limited ("CastleInternational"), the International Equity Fund's investment sub-adviser or PNC Institutional Management Corporation ("PIMC"), the Prime Money Market Fund's investment sub-adviser). Except as described in the Statement of Additional Information, there is no aggregate limitation on the amount of a Fund's total assets that may be invested in instruments which are subject to repurchase agreements. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS

  In accordance with the investment restrictions described below, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. A Fund will enter into reverse repurchase agreements for the purpose of meeting liquidity needs. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. Reverse repurchase agreements include the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

WHEN-ISSUED SECURITIES

  Each of the Funds except the U.S. Treasury Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, the Prime Money Market Fund, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may purchase and sell securities on a "forward commitment" basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian must set aside cash or liquid Fund securities equal to the amount of that commitment in a separate account and may be required to subsequently place additional assets in the separate account to maintain equivalence with the Fund's commitment. The ability to purchase when-issued securities will provide a Fund with the flexibility of participating in new issues of government securities, particularly mortgage-related securities. Prior to delivery of when-issued securities, the securities are subject to fluctuations in value, and no income accrues until their receipt. A Fund engages in when-issued and delayed-delivery transactions only with the intent of acquiring Fund securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed-delivery transactions, the Funds rely on the seller to complete the transaction; its failure to do so may cause a Fund to miss a price or yield considered to be advantageous. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its assets under normal market conditions. The Prime Money Market Fund's, the Large Company Growth Fund's, the Small Company Growth Fund's and the International Equity Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of their respective total assets absent unusual market conditions.

SHORT-TERM OBLIGATIONS

  The Fixed Income Funds, the North Carolina Fund, the South Carolina Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. Such investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations ("NRSROs") (for example, commercial paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by Moody's), or (ii) do not possess a rating (i.e., are unrated) but are determined by BB&T (or PEAC, with respect to the Small Company Growth Fund, or CastleInternational, with respect to the International Equity Fund) to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund, and the Small Company Growth Fund will limit its investment in short-term obligations to 35% of its total assets.

  Each of the Fixed Income Funds, the Growth and Income Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, the International Equity Fund may also invest without limitation short-term obligations. For temporary defensive purposes, as determined by BB&T (or, in the case of the Small Company Growth Fund, PEAC or, in the case of the International Equity Fund, CastleInternational), these investments may constitute 100% of such Funds' portfolio and, in such circumstances, will constitute a temporary suspension of such Funds' attempts to achieve their investment objectives.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities will constitute the primary investment of the Short-Intermediate and Intermediate Bond Funds. The Prime Money Market Fund, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may also invest in U.S. Government Securities. The types of U.S. Government Securities in which these Funds will invest include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Gov-ernment-sponsored agencies or instrumentalities if it is not obligated to do so by law.

  U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.

  The Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth, and Small Company Growth Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

  The U.S. Treasury Fund may invest in U.S. Government Securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. In addition, the North Carolina Fund and the South Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).

COLLATERALIZED MORTGAGE OBLIGATIONS

  Each of the Fixed Income Funds, the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may also invest in collateralized mortgage obligations ("CMOs"). Although under normal market conditions it does not expect to do so, except in connection with repurchase agreements, the Prime Money Market Fund may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

  Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

  CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

  Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the Group's Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

  Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

COMMERCIAL BONDS

  The Growth and Income Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds may invest up to 35% of their total assets, and the Balanced Fund also may invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Debentures represent unsecured promises to pay, while notes and bonds may be secured by mortgages on real property or security interests in personal property.

  Bonds, notes and debentures in which the Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund and the Small Company Growth Fund may invest may differ in interest rates, maturities and times of issuance and may include CMOs (which are described above).

  The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the Fixed Income Funds will invest only in bonds, notes, and debentures which are rated at the time of purchase within the three highest rating groups assigned by an NRSRO (for example, at least A by Moody's or S&P), or, if unrated, which BB&T (or PEAC, with respect to the Small Company Growth Fund) deems to be of comparable quality. The applicable ratings are described in the Appendix to the Statement of Additional Information. In the event that the rating of any debt securities falls below the third highest rating category, these Funds will not be obligated to dispose of such obligations and may continue to hold such obligations if, in the opinion of BB&T (or PEAC, with respect to the Small Company Growth Fund), such investment is considered appropriate under the circumstances.

OPTIONS AND FUTURES CONTRACTS

  The Growth and Income Fund and the Balanced Fund may engage in writing call options from time to time as BB&T deems to be appropriate. Options are written solely as covered call options (options on securities owned by a Fund). Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out an option position, a Fund will enter into a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written. Upon the sale of a portfolio security upon which it has written a covered call option, a Fund must effect a closing purchase transaction so as to avoid converting a covered call into a "naked call," i.e., a call option on a security not owned by the Fund. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price but retains the risk of loss should the price of the security decline.

  To the extent consistent with its investment objective, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may write covered call options, buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. These options may relate to particular securities, financial instruments, foreign curren-cies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

  To the extent consistent with its investment objective, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or, for other hedging purposes. The value of a Fund contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

  Futures contracts obligate the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

  The Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

  The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of the portfolio investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements; and (v) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors. Successful use of futures is subject to the ability correctly to predict movements in the direction of the market. For example, if a Fund uses futures contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities that it has hedged because the Fund will have approximately equal offsetting losses in its future positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in future pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

  A Fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations.

FOREIGN INVESTMENTS

  The Prime Money Market Fund may invest in debt obligations of foreign corporations and banks. The Prime Money Market Fund may invest in Eurodollar Certificates of Deposits ("ECDs") which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

  The Prime Money Market Fund will not invest in excess of 10% of its net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

  The Prime Money Market Fund may invest in commercial paper (including variable amount master demand notes) issued by U.S. or foreign corporations. The Prime Money Market Fund may also invest in Canadian Commercial Paper ("CCP"), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

  Investments in ECDs, ETDs, CTDs, Yankee CDs, CCP, and Europaper may subject the Prime Money Market Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of foreign withholding taxes on interest income, possible seizure, currency blockage, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely effect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. The Prime Money Market Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Adviser or Sub-Adviser believes that the risks associated with such instruments are minimal and only when such instruments are denominated and payable in United States dollars.

  The Balanced Fund, the Growth and Income Fund, the Large Company Growth Fund, and the Small Company Growth Fund may invest in foreign securities through the purchase of American Depository Receipts ("ADRs") or the purchase of securities on the New York Stock Exchange. However, the Balanced Fund , the Growth and Income Fund and the Large Company Growth Fund will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Fund would exceed 25% of the value of the total assets of the Fund. A Fund may also invest in securities issued by foreign branches of U.S. banks and foreign banks and in CCP and Europaper.

  During normal market conditions, the International Equity Fund will invest at least 90% and, in any event, at least 65%, of its total assets in securities of foreign issuers. The International Equity Fund invests primarily in equity securities of issuers located in countries included in EAFE and may invest in equity securities of issuers located in emerging markets. EAFE is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Malaysia, Spain, Sweden, Switzerland, and the United Kingdom are currently included in EAFE.

  From time to time the International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in Japan. Investments of 25% or more of the Fund's total assets in this or any other country will make the Fund's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past events in the Japanese economy as well as social developments and natural disasters have affected Japanese securities and currency markets, and have periodi-cally disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

  The International Equity Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

  Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A Fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.

  In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

  The expense ratio of the International Equity Fund can be expected to be higher than that of funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source and additional costs arising from delays in settlements of transactions involving foreign securities.

  The International Equity Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey, Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers. The International Equity Fund intends to limit its investment in countries with emerging economies or securities markets to 20% of its total assets.

  The International Equity Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit (ECU)) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

OTHER INVESTMENT PRACTICES

  For liquidity purposes, each Fund except the Prime Money Market Fund and the U.S. Treasury Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including Shares of the Prime Money Market Fund and the U.S. Treasury Fund, pursuant to exemptive relief granted by the Securities and Exchange Commission) and up to 10% of its total assets in more than one money market mutual fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the Prime Money Market Fund or the U.S. Treasury Fund, BB&T and BISYS Fund Services (the "Administrator") (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP" -- "Investment Adviser" and "Administrator and Distributor") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the Prime Money Market Fund or the U.S. Treasury Fund that are attributable to those Fund investments. BB&T and the Administrator will promptly forward such fees to the investing Funds. The Funds will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds. Additional restrictions on the Funds' investments in the securities of an unaffiliated money market fund and/or the Prime Money Market Fund or the U.S. Treasury Fund are contained in the Statement of Additional Information.

  In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one country.

  In order to generate additional income, each Fund except the North Carolina Fund and the South Carolina Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government Securities. This collateral will be valued daily by BB&T (or PEAC with respect to the Small Company Growth Fund, CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans are subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which BB&T (or PEAC with respect to the Small Company Growth Fund , CastleInternational with respect to the International Equity Fund, or PIMC with respect to the Prime Money Market Fund) has determined are creditworthy under guidelines established by the Group's Board of Trustees. Each Fund will restrict its securities lending to 30% (331/3% with respect to the Prime Money Market Fund and the International Equity Fund) of its total assets.

  In order to generate income, the Short-Intermediate, Intermediate Bond, Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Funds in order to take advantage of what BB&T (or PEAC, with respect to the Small Company Growth Fund or CastleInternational, with respect to the International Equity
Fund) believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Funds and their transaction costs.

OTHER INVESTMENT POLICIES OF THE PRIME MONEY MARKET FUND

CORPORATE AND BANK OBLIGATIONS

  To the extent consistent with its investment objective, the Prime Money Market Fund may invest in debt obligations of domestic corporations and banks. Bank obligations may include certificates of deposit, notes, bankers' acceptances and fixed time deposits. These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. The Prime Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

PRIVATE PLACEMENT INVESTMENTS

  The Prime Money Market Fund may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

  The Prime Money Market Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the sub-adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

GUARANTEED INVESTMENT CONTRACTS

  The Prime Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Fund does not expect to invest more than 5% of its net assets in GICs at any time during the current fiscal year.

ASSET-BACKED SECURITIES

  The Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

  Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

  Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

  Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Prime Money Market Fund will be subject to the same quality requirements as other securities purchased by the Fund.

MUNICIPAL OBLIGATIONS

  The Prime Money Market Fund may, when deemed appropriate by its sub-adviser, invest in high quality short-term obligations issued by state and local governmental issuers.

  The Prime Money Market Fund may invest in participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS

  The Prime Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 13 months but will, in any event, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or any agency or instrumentality thereof).

VARIABLE AMOUNT DEMAND NOTES

  Variable amount master demand notes in which the Prime Money Market Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary, and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Prime Money Market Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Prime Money Market Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as to quality as set forth above for commercial paper. PIMC will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable master demand note may not exceed seven days.

INVESTMENT COMPANIES

  In connection with the management of its daily cash positions, the Prime Money Market Fund may invest in securities issued by other investment companies which invest in short-term, high quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. Securities of other investment companies will be acquired by the Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bear directly in connection with its own operations.

UNINVESTED CASH RESERVES

  The Prime Money Market Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Fund's sub-adviser, suitable obligations are unavailable. During normal market periods, no more than 20% of the Fund's assets will be held uninvested. Uninvested cash reserves will not earn income.

OTHER INVESTMENT POLICIES OF THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND

TAX-EXEMPT OBLIGATIONS

  In addition to their respective investments in North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations Fund, the North Carolina Fund and the South Carolina Fund may invest in tax-exempt obligations issued by or on behalf of states other than North Carolina or South Carolina, as the case may be, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, together with North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, are hereinafter collectively referred to as "Tax-Exempt Obligations."

  Up to 10% of the North Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations. Up to 10% of the South Carolina Fund's total assets may be invested in Tax-Exempt Obligations other than South Carolina Tax-Exempt Obligations. If deemed appropriate for temporary defensive periods, as determined by BB&T, the North Carolina Fund or South Carolina Fund may suspend attempts to achieve its investment objective and may increase its holdings in Tax-Exempt Obligations other than North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, respectively to over 10% of its total assets. Investments made for temporary defensive purposes will not be intended to achieve either Fund's investment objective with respect to North Carolina or South Carolina taxation, as the case may be, but rather will be intended to preserve the value of the Funds' Shares.

  The two principal classifications of Tax-Exempt Obligations which may be held by the North Carolina Fund and the South Carolina Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the private user of the facility involved.

  Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. In South Carolina, governmental lease obligations are included in calculation of the general obligation debt limit.

  Among other types of Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund may purchase Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

  The North Carolina Fund and the South Carolina Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. However, such investments are expected to be limited by the fact that North Carolina issuers are currently precluded by North

Carolina State law from issuing such securities, and issuers in South Carolina also currently do not have authority to issue moral obligation securities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  The North Carolina Fund and the South Carolina Fund invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the three highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations. The North Carolina Fund and the South Carolina Fund may also purchase Tax-Exempt Obligations which are unrated at the time of purchase but are determined to be of comparable quality by BB&T pursuant to guidelines approved by the Group's Board of Trustees. The applicable ratings are described in the Appendix to the Statement of Additional Information.

  Opinions relating to the validity of Tax-Exempt Obligations and to the exemption of interest thereon from federal and state income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the North Carolina Fund, the South Carolina Fund, nor BB&T will review the proceedings relating to the issuance of Tax-Exempt Obligations or the basis for such opinions.

TAXABLE OBLIGATIONS OF THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA FUND

  The North Carolina Fund and the South Carolina Fund may each invest up to 10% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for both individual and corporate shareholders. There is no limit on the amount of taxable obligations that may be held for temporary defensive purposes. Taxable obligations may include U.S. Government Securities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of domestic banks and domestic branches of foreign banks, commercial paper meeting each Fund's quality standards (as described above) for tax-exempt commercial paper, and shares issued by other open-end registered investment companies issuing taxable dividends (as described above). The North Carolina Fund and the South Carolina Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of BB&T, suitable North Carolina Tax-Exempt Obligations or South Carolina Tax-Exempt Obligations Fund, respectively, are unavailable.

PUTS

  The North Carolina Fund and the South Carolina Fund may acquire "puts" with respect to securities held in their portfolios. Under a put, the Funds would have the right to sell a specified security within a specified period of time at a specified price. A put would be sold, transferred, or assigned only with the underlying security. The North Carolina Fund and the South Carolina Fund expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put either separately in cash or by paying a higher price for Fund securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The North Carolina Fund and the South Carolina Fund will acquire puts solely to facilitate Fund liquidity, shorten the maturity of the underlying security, or permit the investment of their funds at a more favorable rate of return.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND

  Because the North Carolina Fund will invest at least 90% of the value of its total assets in North Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from North Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of North Carolina Tax-Exempt Obligations than is a comparable municipal bond mutual fund that is not concentrated in these issuers to this degree. Growth of North Carolina tax revenues slowed considerably during fiscal years 1990-92, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing of certain collections and payments, and other short-term budget adjustments, that were needed to comply with North Carolina's constitutional mandate for a balanced budget. Fiscal years 1993-1996, however, ended with a positive General

Fund balance each year. By law, a portion of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve" (subject to a maximum reserve of 5% of the preceding fiscal year's operating appropriation). An additional portion of such unreserved credit balance was reserved in the General Fund as part of a "Reserve For Repair and Renovation of State Facilities" and certain other required reserves, leaving the remaining unrestricted fund balance at the end of each such year available for future appropriations. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with South Carolina Tax-Exempt Obligations.

RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO THE SOUTH CAROLINA FUND

  Because the South Carolina Fund will invest at least 90% of the value of its total assets in South Carolina Tax-Exempt Obligations and because it seeks to maximize income derived from South Carolina Tax-Exempt Obligations, it is more susceptible to factors adversely affecting issuers of South Carolina Tax-Exempt Obligations than are comparable municipal bond mutual funds that are not concentrated in these issuers to this degree. If any issuer of securities held by the South Carolina Fund is unable to meet its financial obligations, the Fund's income, capital, and liquidity may be adversely affected. The State of South Carolina's economy has been dominated since the early 1920's by the textile industry, with over one-third of the manufacturing workers directly or indirectly related to the textile industry. The economic base of the state is gradually becoming more diversified as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rates South Carolina general obligation bonds "Aaa" and S&P rates such bonds "AA+." There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See "SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS" in the Statement of Additional Information for further discussion of investment considerations associated with South Carolina Tax-Exempt Obligations.

DIVERSIFICATION AND CONCENTRATION

  The North Carolina Fund and the South Carolina Fund are non-diversified funds under the Investment Company Act of 1940. This means they may concentrate their investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, at the end of each fiscal quarter each of the North Carolina Fund and the South Carolina Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund and the South Carolina Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina and the South Carolina Funds' Shares.

VARIABLE AND FLOATING RATE SECURITIES

  North Carolina Tax-Exempt Obligations purchased by the North Carolina Fund and South Carolina Tax-Exempt Obligations purchased by the South Carolina Fund may include variable and floating rate tax-exempt notes with ratings that are similar to those described above. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the North Carolina Fund and the South Carolina Fund will approximate their par value. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of the North Carolina Fund's or South Carolina Fund's total assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

STAND-BY COMMITMENTS

  In addition, the North Carolina Fund and the South Carolina Fund may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in either Fund. Under a stand-by commitment, a dealer would agree to purchase at the Fund's option specified Tax-Exempt Obligations at a specified price. The Funds will acquire stand-by commitments solely to facilitate Fund liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by the North Carolina Fund and the South Carolina Fund may also be referred to as "put" options.

PORTFOLIO TURNOVER

  The Portfolio turnover rate for the Short-Intermediate Fund is 54.82%, for the Intermediate Bond Fund is 76.29%, for the North Carolina Fund is 20.9%, for the Growth and Income Fund is 19.82%, for the Small Company Growth Fund is 71.62%, and 15.01% for the equity portion and 4.86% for the fixed income portion of the Balanced Fund. The portfolio turnover of each of the Funds (except the Prime Money Market Fund and the U.S. Treasury Fund) may vary greatly from year to year as well as within a particular year. It is presently anticipated that the portfolio turnover rate of the International Equity Fund will not exceed 200%. It is presently anticipated that the portfolio turnover rate of the South Carolina Fund will not exceed 50% and the portfolio turnover rate of the Large Company Growth Fund will not exceed 100%. High turnover rates will generally result in higher transaction costs to a Fund and may result in higher levels of taxable realized gains to a Fund's shareholders.

                            INVESTMENT RESTRICTIONS

  The Funds are subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding shares of the particular Fund (see "GENERAL INFORMATION-- Miscellaneous").

  The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission the Prime Money Market Fund and the U.S. Treasury Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.

  Each Fixed Income Fund may not:

    1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

  The Growth and Income Fund, the Balanced Fund, the Large Company Growth Fund, and the Small Company Growth Fund may not:

    1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

    2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  The International Equity Fund May Not:

    1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivision, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

  Each of the Funds may not:

    1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the Prime Money Market Fund and the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the Prime Money Market Fund and the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.

    2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.

  The North Carolina Fund and the South Carolina Fund may not:

    1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

    2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

  The following is a non-fundamental investment restriction of the Prime Money Market Fund and the U.S. Treasury Fund and therefore subject to change without shareholder vote.

  The Prime Money Market Fund and the U.S. Treasury Fund may not:

    1. Invest more than 10% of its assets in instruments which are not readily marketable.

                              VALUATION OF SHARES

  The net asset value of each of the Funds other than the Prime Money Market Fund and the U.S. Treasury Fund is determined and the Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day. The net asset value of the Prime Money Market Fund and the U.S. Treasury Fund is determined and the Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, and any other day (other than a day during which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio instruments that the Fund's net asset value per share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by determining the value of the class's proportional interest in the securities and other assets of a Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable only to such class, and dividing such amount by the number of relevant class Shares outstanding.

  The securities in each of the Funds, except the Prime Money Market Fund and the U.S. Treasury Fund, will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of the Group believes accurately reflects fair value.

  The assets in the Prime Money Market Fund and the U.S. Treasury Fund are valued based upon the amortized cost method. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the Board of Trustees determines that the extent of any deviation from a $1.00 price per share may result in material dilution or other unfair results to Shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. This may include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of a Fund, adjusting or withholding dividends, or utilizing a net asset value per share determined by using available market quotations. Although the Group seeks to maintain the Prime Money Market Fund's and the U.S. Treasury Fund's net asset value per Share at $1.00, there can be no assurance that net asset value will not vary.

  Most securities held by the International Equity Fund are priced based on their market value as determined by reported sales prices or the mean between their bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Fund's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

  For further information about the valuation of investments, see the Statement of Additional Information.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

  Shares are sold on a continuous basis by the Group's Distributor, BISYS Fund Services. The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, contact the Group at (800) 228-1872.

PURCHASES OF CLASS A AND CLASS B SHARES

  Class A and Class B Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations under the Group's Distribution and Shareholder Services Plan (see "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Distribution Plan").

  As of the date of this Prospectus, however, Class B Shares were not yet being offered in the Prime Money Market Fund, the Short-Intermediate Fund , the North Carolina Fund or the South Carolina Fund. Investors purchasing Shares of the U.S. Treasury Fund are generally required to purchase Class A or Trust Shares, since such Shares are not subject to any initial sales charge or contingent deferred sales charge. Shareholders investing directly in Class B Shares of the U.S. Treasury Money Market Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Money Market Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares have been withdrawn from the U.S. Treasury Money Market Fund within two years of purchase. Such Class B shares may be exchanged for Class B Shares of any other Fund through the Auto Exchange (see "Auto Exchange").

  Shares of the Group sold to Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to Customers.

  Investors may purchase Class A and Class B Shares of a Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the Group, to BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. Investors may obtain an Account Registration Form and additional information regarding the Group by contacting their local BB&T office. Subsequent purchases of Class A and Class B Shares of a Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) to the above address.

  If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A and Class B Shares by telephone. Telephone orders may be placed by calling the Group at (800) 228-1872. Payment for Class A and Class B Shares ordered by telephone may be made by check or by sending funds electronically to the Group's custodian. To make payments electronically, investors must call the Group at (800) 228-1872 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Class A or Class B Shares of the Variable NAV Funds are sold at the net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares, plus a sales charge at the time of purchase in the case of Class

A Shares (see "VALUATION OF SHARES"). In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Group by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

  The minimum investment is $1,000 for the initial purchase of Class A and Class B Shares of a Fund. There is no minimum investment for subsequent purchases. The minimum initial investment amount may be waived if purchases are made in connection with qualified retirement plans, systematic investment plans or payroll deduction plans.

  The maximum investment is $250,000 for total purchases of Class B Shares. There is no limit on the amount of Class A Shares that may be purchased.

  Every Shareholder will be mailed a confirmation of each new transaction in the Shareholder's account. In the case of Class A and Class B Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A and Class B Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

SALES CHARGE -- CLASS A

  The public offering price of a Class A Share of each of the North Carolina, South Carolina and Short-Intermediate Funds equals its net asset value plus a sales charge in accordance with the table below.

                                    SALES         SALES         DEALER
                                    CHARGE        CHARGE      ALLOWANCE
                                     AS A          AS A          AS A
                                  PERCENTAGE    PERCENTAGE    PERCENTAGE
                                    OF NET      OF PUBLIC     OF PUBLIC
                                    AMOUNT       OFFERING      OFFERING
       AMOUNT OF PURCHASE          INVESTED       PRICE         PRICE
--------------------------------- ----------    ----------    ----------
Less than $100,000...............    2.04%         2.00%         1.80%
$100,000 but less than
 $250,000........................    1.52%         1.50%         1.35%
$250,000 but less than
 $500,000........................    1.01%         1.00%         0.90%
$500,000 but less than
 $1,000,000......................    0.50%         0.50%         0.45%
$1,000,000 or more...............    0.00%         0.00%         0.00%

  The public offering price of a Class A Share of each of the Intermediate Bond, Growth and Income, Balanced , Large Company Growth, Small Company Growth, and International Equity Funds equals its net asset value plus a sales charge in accordance with the table below.

                                    SALES         SALES         DEALER
                                    CHARGE        CHARGE      ALLOWANCE
                                     AS A          AS A          AS A
                                  PERCENTAGE    PERCENTAGE    PERCENTAGE
                                    OF NET      OF PUBLIC     OF PUBLIC
                                    AMOUNT       OFFERING      OFFERING
       AMOUNT OF PURCHASE          INVESTED       PRICE         PRICE
--------------------------------- ----------    ----------    ----------
Less than $100,000...............    4.71%         4.50%         4.05%
$100,000 but less than
 $250,000........................    3.63%         3.50%         3.15%
$250,000 but less than
 $500,000........................    2.56%         2.50%         2.25%
$500,000 but less than
 $1,000,000......................    1.52%         1.50%         1.35%
$1,000,000 or more...............    0.00%         0.00%         0.00%

  BISYS Fund Services (the "Distributor") receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

  Class A Shares of the Prime Money Market Fund and the U.S. Treasury Fund are sold at net asset value without imposition of a sales charge.

  From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

  The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of any of the Funds of the Group. The maximum cash compensation payable by the Distributor is 4.50% of the public offering price of Class A Shares. Compensation will also include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensa-tion offered through sales contests: (1)vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders.

  The sales charges set forth in the table above are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or
(iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

SALES CHARGE WAIVERS

  The following classes of investors may purchase Class A Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

  (1) Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

  (2) Officers, trustees, directors, advisory board members, employees and retired employees of the Group, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Investment Sub-Adviser (and spouses, children and parents of each of the foregoing);

  (3) Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

  (4) BB&T Fund shares purchased with the proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

  (5) Investors who beneficially hold Trust Shares of any Fund of the Group;

  (6) Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchases of Shares;

  (7) Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

  In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor or by his or her financial institution at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice. The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.

LETTER OF INTENT

  Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by the Group without notice.

  A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the net asset value next calculated.

  For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION

  A Purchaser (as defined under "HOW TO PURCHASE AND REDEEM SHARES--Sales
Charge -- Class A") may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

CLASS B SHARES

  Class B Shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B Shares, the full purchase amount is invested directly in the applicable Fund. Class B Shares of each Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of such Fund's average daily net assets as provided in the Distribution Plan (described below under "The Distributor"). This ongoing fee will cause Class B Shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Class B Shares convert automatically to Class A Shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

  Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B Shares, such as the payment of compensation to dealers and agents selling Class B Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.

CONTINGENT DEFERRED SALES CHARGE

  If the Shareholder redeems Class B Shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the Shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on Shares derived from reinvestment of dividends or capital gain distributions.

  The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B Shares until the time of redemption of such Shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                CONTINGENT
                 DEFERRED
             SALES CHARGE AS A
YEAR(S)        PERCENTAGE OF
 SINCE         DOLLAR AMOUNT
PURCHASE     SUBJECT TO CHARGE
--------     -----------------
   0-1             5.00%
   1-2             4.00%
   2-3             3.00%
   3-4             3.00%
   4-5             2.00%
   5-6             1.00%
   6-7              None
   7-8              None

  In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A Shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B Shares redeemed first) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

  To provide an example, assume you purchased 100 Shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional Shares through dividends paid in Shares. If you then make your first redemption of 50 Shares (proceeds of $600), 10 Shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 Shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

  The Contingent Deferred Sales Charge is waived on redemption of Shares: (i) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B Shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B Shares of other Funds of the Group as described under "Exchange Privilege."

CONVERSION FEATURE

  Class B Shares include all Shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B Shares will automatically convert to Class A Shares and will be subject to the lower distribution and Shareholder service fees charged to Class A Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

  For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

  If a Shareholder effects one or more exchanges among Class B Shares of the Funds of the Group during the eight-year period, the Group will aggregate the holding periods for the shares of each Fund of the Group for purposes of calculating that eight-year period. Because the per share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a Shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

AUTO INVEST PLAN

  BB&T Mutual Funds Group Auto Invest Plan enables Shareholders to make regular purchases of Class A and Class B Shares through automatic deduction from their bank accounts. With Shareholder authorization, the Group's transfer agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A or Class B Shares at the public offering price on the date of such deduction. The required minimum initial investment when opening an account using the Auto Invest Plan is $50 per Fund; the minimum amount for subsequent investments in a Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

BB&T MUTUAL FUNDS GROUP INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

  A BB&T Mutual Funds Group IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class B Shares for an IRA. BB&T Mutual Funds Group IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

  All BB&T Mutual Funds Group IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a BB&T Mutual Funds Group IRA must distinguish the type and year of the contribution.

  For more information on a BB&T Mutual Funds Group IRA call the Group at (800) 228-1872. Investment in Shares of the North Carolina Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on BB&T Mutual Funds Group IRA contribution and withdrawal requirements and restrictions.

ADDITIONAL INFORMATION ABOUT PURCHASING SHARES

  Purchases of Class A or Class B Shares of the Funds will be effected only on a Business Day (as defined in "VALUATION OF SHARES"). An order for the Prime Money Market Fund or the U.S. Treasury Fund received prior to a Valuation Time on any Business Day will be executed at the net asset value determined as of the next Valuation Time on the date of receipt.

  An order for the Prime Money Market Fund or the U.S. Treasury Fund received after the last Valuation Time on any Business Day will be executed at net asset value determined as of the next Valuation Time on the next Business Day. An order for a Variable NAV Fund received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the date of receipt. An order for a Variable NAV Fund received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.

  An order to purchase Class A Shares of the Prime Money Market Fund or the U.S. Treasury Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Group's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund which is transmitted by federal funds wire will be available the same day for investment by the Group's custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund or the U.S. Treasury Fund.

  Shares of the Prime Money Market Fund or the U.S. Treasury Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund or the U.S. Treasury Fund continue to earn dividends through the day before their redemption.

  Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer account fees for services provided in connection with investment in the Group. Information concerning this Prospectus should be read in conjunction with any such information received from the Participating Organizations or Banks.

  The Group reserves the right to reject any order for the purchase of its Class A or Class B Shares in whole or in part, including purchases made with foreign and third party drafts or checks.

EXCHANGE PRIVILEGE

CLASS A

  Class A Shares of each Fund may be exchanged for Class A Shares of the other Funds, provided that the Shareholder making the exchange is eligible on the date of the exchange to purchase Class A Shares (with certain exceptions and subject to the terms and conditions described in this prospectus). Class A Shares may not be exchanged for Class B Shares of the other Funds, and may be exchanged for Trust Shares of the other Funds only if the Shareholder becomes eligible to purchase Trust Shares. Only residents of North Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the North Carolina Fund. [Only residents of South Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the South Carolina Fund.] Shareholders may exchange their Class A Shares for Class A Shares of a Fund with the same or lower sales charge on the basis of the relative net asset value of the Class A Shares exchanged. Shareholders may exchange their Class A Shares for Class A Shares of a Fund with a higher sales charge by paying the difference between the two sales charges. Shareholders may also exchange Class A Shares of the Prime Money Market Fund or the U.S. Treasury Fund, for which no sales load was paid, for Class A Shares of a Variable NAV Fund. Under such circumstances, the cost of the acquired Class A Shares will be the net asset value per share plus the appropriate sales load. If Class A Shares of the Prime Money Market Fund or the U.S. Treasury Fund were acquired in a previous exchange involving Shares of a Variable NAV Fund, then such Shares of the Prime Money Market Fund or the U.S. Treasury Fund may be exchanged for Shares of a Variable NAV Fund without payment of any additional sales load within a twelve month period. Under such circumstances, the Shareholder must notify the Distributor that a sales load was originally paid. Depending upon the terms of a particular Customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.

CLASS B

  Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class B Shares. Investors should note that, as of the date of this prospectus, Class B Shares were not yet being offered in the Prime Money Market Fund, the Short-Intermediate Fund, the North Carolina Fund, or the South Carolina Fund, and thus, as of the date of this prospectus, no exchanges could be effected for Class B Shares of these four Funds. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

  Class B Shares may not be exchanged for Class A Shares of the other Funds, and may be exchanged for Trust Shares of the other Funds only if the Shareholder becomes eligible to purchase Trust Shares. A Contingent Deferred Sales Charge will apply as described in "How To Purchase and Redeem Shares" -- "Class B Shares" to exchanges of Class B Shares for Trust Shares.

ADDITIONAL INFORMATION ABOUT EXCHANGES

  An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a Shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the Shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or
(ii) the amount of the sales charge that is waived on the exchange.

  A Shareholder wishing to exchange Class A or Class B Shares purchased directly from the Group may do so by contacting the Group at (800) 228-1872 or by providing instructions to the Transfer Agent. If not selected on the Account Registration form, the Shareholder will automatically receive Exchange privileges. A Shareholder wishing to exchange Class A or Class B Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange should obtain and review a prospectus describing the Fund and class of Shares which he or she wishes to acquire before making the exchange. The exchange privilege may be exercised only in those states where the class of Shares of such other Fund may legally be sold. The Group reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days written notice.

  The Group's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Exchange activity will not be deemed excessive if limited to four substantive exchange redemptions from a Fund during any calendar year.

AUTO EXCHANGE

  BB&T Mutual Funds Group Auto Exchange enables Shareholders to make regular, automatic withdrawals from Class A Shares and Class B Shares of the BB&T U.S. Treasury Money Market Fund and Class A Shares of the BB&T Prime Money Market Fund and use those proceeds to benefit from dollar-cost-averaging by automatically making purchases of shares of another BB&T Mutual Fund. With shareholder authorization, the Group's transfer agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's Prime Money Market Fund or U.S. Treasury Fund account and will automatically invest that amount in Class A Shares or Class B Shares of the BB&T Fund designated by the Shareholder at the public offering price on the date of such deduction. In order to participate in the Auto Exchange, Shareholders must have a minimum initial purchase of $10,000 in their Prime Money Market Fund or U.S. Treasury Fund account and maintain a minimum account balance of $1,000.

  Shareholders investing directly in Class B Shares of the U.S. Treasury Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares have been withdrawn from the U.S. Treasury Fund within two years of purchase.

  To participate in the Auto Exchange, Shareholders should complete the appropriate section of the Account Registration Form, which can be acquired by calling the Distributor. To change the Auto Exchange instructions or to discontinue the feature, a Shareholder must send a written request to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Exchange may be amended or terminated without notice at any time by the Distributor.

REDEMPTION OF SHARES

  Shareholders may redeem their Class A Shares without charge, and their Class B Shares subject to the applicable Contingent Deferred Sales Charge, on any day that net asset value is calculated (see "VALUATION OF SHARES") and Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be required to be redeemed in accordance with instructions and limitations pertaining to his or her account held by a Participating Organization or Bank. For example, if a Customer has agreed to maintain a minimum balance in his or her account, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Participating Organization or Bank may redeem for and on behalf of the Customer, all or part of the Customer's Shares to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

  A written request for redemption must be received by the Group in order to constitute a valid tender for redemption. The signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Shareholder(s) of record or (b) a redemption check is to be mailed to the Shareholder(s) at an address other than the address of record or other than to a commercial bank designated on the Account Registration Form of such Shareholder(s). The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE

  Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent will reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is presently $7.00 for each wire redemption. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the Group at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the Group's transfer agent, BB&T or the Group will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Group's telephone transaction procedures, upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Group may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group.

CHECK WRITING SERVICE

  Shareholders of Class A Shares of the Prime Money Market Fund and the U.S. Treasury Fund may write checks on Fund accounts for $100 or more. Once a Shareholder has signed and returned a signature card, he or she will receive a supply of checks. A check may be made payable to any person, and the Shareholder's account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of a Fund account, a Shareholder may not use a check to close his or her account. The Shareholder's account will be charged a fee for stopping payment of a check upon the Shareholder's request or if the check cannot be honored because of insufficient funds or other valid reasons.

AUTO WITHDRAWAL PLAN

  BB&T Mutual Funds Group Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares of a Fund. With Shareholder authorization, the Group's transfer agent will automatically redeem Class A Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder. Shareholders participating in the Auto Withdrawal Plan must maintain a minimum account balance of $1,000 in the Fund from which Class A Shares are being redeemed. Purchase of additional Class A Shares concurrent with with-drawals may be disadvantageous to certain Shareholders because of tax liabilities.

  To participate in the Auto Withdrawal Plan, Shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Group will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Group or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Prime Money Market Fund and the U.S. Treasury Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, a Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds only until payment has been collected for the purchase of such Shares, which may take up to 15 days or more. To avoid delay in payment upon redemption shortly after purchasing Shares, investors should purchase Shares by certified check or by wire transfer. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which may make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in a Fund has a value of less than $1,000. Accordingly, an investor purchasing Shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Group exercises its right to redeem such Shares and sends proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares of a Fund in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000.

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption or redeem Shares involuntarily if it appears appropriate to do so in light of the Group's responsibilities under the Investment Company Act of 1940.

                              DIVIDENDS AND TAXES

  Each Fund will be treated as a separate entity for federal income tax purposes. Each Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If qualified, a Fund will not have to pay federal taxes on amounts it distributes to Shareholders. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

  Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

  Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

  The net investment income of the Shares of the Prime Money Market Fund and the U.S. Treasury Fund is declared daily as a dividend to Shareholders at the close of business on the day of declaration. Dividends will generally be paid monthly. The Prime Money Market Fund and the U.S. Treasury Fund do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gain dividends" as described in the Code.

  The amount of dividends payable with respect to the Trust Shares will exceed dividends on Class A Shares, and the amount of dividends on Class A Shares will exceed the dividends on Class B Shares, as a result of the Distribution and Shareholder Services Plan fee applicable to Class A and Class B Shares.

  A dividend on the Shares of the North Carolina, South Carolina, Short-Intermediate and Intermediate Bond Funds is declared daily, and a dividend on the Shares of the Growth and Income and Balanced Funds is declared monthly. Net realized capital gains, if any, are distributed at least annually to Shareholders of record. Dividends for each of the Funds other than the Small Company Growth Fund will generally be paid monthly. The Large Company Growth, Small Company Growth and the International Equity Funds declare and pay dividends quarterly.

  A Shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional Shares at net asset value as of the date of payment unless the Shareholder elects to receive such dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533, and will become effective with respect to dividends and distributions having record dates after its receipt by the transfer agent. Reinvested dividends receive the same tax treatment as dividends paid in cash. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares.

  Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

  Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Growth and Income, Balanced, Large Company Growth, Small Company Growth, and International Equity Funds, and so-designated by the Funds, may qualify for the dividends received deduction for corporate shareholders. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions of net realized capital gains are taxable to Shareholders as long-term capital gains regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

  Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina or South Carolina resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina and South Carolina, as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

  The foregoing is a summary of certain federal, state and local income tax consequences of investing in a Fund. Shareholders should consult their own tax advisers concerning the tax consequences of an investment in a Fund with specific reference to their own tax situation.

TAX CONSIDERATIONS RELATING TO THE INTERNATIONAL EQUITY FUND

  Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income.

  Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

TAX CONSIDERATIONS RELATING TO THE NORTH CAROLINA FUND AND THE SOUTH CAROLINA
FUND

  The portions of dividends paid for each year that are exempt from federal, and North Carolina or South Carolina income tax, respectively, will be designated within 60 days after the end of a Fund's taxable year and will be based for each of the North Carolina and South Carolina Funds upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares in either Fund for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while he or she was a Shareholder.

  Distributions will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either
(i) exempt from federal income tax and attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.

  Distributions will not be subject to South Carolina income tax if made to individual Shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either
(i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States.

  Distributions designated by the Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in a Fund may have on the taxation of such benefits.

  Dividends derived from interest income from certain types of securities in which the North Carolina Fund or the South Carolina Fund may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of a Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund or the South Carolina Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for pur-poses of computing the alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund or the South Carolina Fund.

  Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina, South Carolina, and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina or South Carolina, some portion of such dividend actually may have been subject to North Carolina or South Carolina income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for regulated investment companies that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Prospectus.

  The North Carolina Fund or the South Carolina Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

  To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund and the South Carolina Fund of the excess of net long-term capital gain over net short-term capital loss are taxable to Shareholders as long-term capital gain, regardless of how long the Shareholder has held Shares in the North Carolina Fund or the South Carolina Fund [, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax.] Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund or the South Carolina Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend (or is credited with an undistributed capital gain) and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).

  Any distributions that are paid shortly after a purchase of Shares by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of his or her Shares by the amount of the distributions. All or a portion of such payment, although in effect a return of capital, may be subject to taxes, which may be at ordinary income tax rates. The Shareholder should consult his or her own tax adviser for any special advice.

  Part or all of the interest on indebtedness incurred by a Shareholder to purchase or carry Shares of the North Carolina Fund or the South Carolina Fund is not deductible for federal , North Carolina and South Carolina income tax purposes . The portion of interest that is not deductible is equal to the total interest multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. It is anticipated that none of the distributions from the North Carolina Fund or the South Carolina Fund will be eligible for the dividends received deduction for corporations.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "Additional Tax Information Concerning the North Carolina Fund and the South Carolina Fund." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the North Carolina Fund and the South Carolina Fund and their Shareholders. Accordingly, potential investors in the North Carolina Fund and the South Carolina Fund are urged to consult their tax advisers with specific reference to their own tax situation and in particular regard to state and local tax consequences of investment in the North Carolina Fund and the South Carolina Fund.

                     MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with the Board of Trustees of the Group, who are elected by the Shareholders of the Group. There are currently five Trustees, two of whom are "interested persons" of the Group within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Group to supervise actively its day-to-day operations. The Trustees of the Group, their current addresses, and principal occupations during the past five years are as follows:

                                 POSITION(S) HELD             PRINCIPAL OCCUPATION DURING
      NAME AND ADDRESS            WITH THE GROUP                    THE PAST 5 YEARS
----------------------------  ----------------------    ----------------------------------------
*Walter B. Grimm              Chairman of the Board     From June, 1992 to present, employee of
3435 Stelzer Road                                       BISYS Fund Services; from 1987 to June,
Columbus, OH 43219                                      1992, President of Leigh
                                                        Consulting/Investments (investment
                                                        firm).
William E. Graham, Jr.        Trustee                   From January 1994 to present, Counsel,
1 Hannover Square                                       Hunton & Williams; from 1985 to
Fayetteville Street Mall                                December, 1993, Vice Chairman, Carolina
P.O. Box 109                                            Power & Light Company
Raleigh, NC 27602
Thomas W. Lambeth             Trustee                   From 1978 to present, Executive
101 Reynolda Village                                    Director, Z. Smith Reynolds Foundation
Winston-Salem,
NC 27106
*W. Ray Long                  Trustee                   Executive Vice President, Branch Banking
434 Fayetteville Street Mall                            and Trust Company
Raleigh, NC 27601
Robert W. Stewart             Trustee                   Retired; Chairman and Chief Executive
201 Huntington Road                                     Officer of Engineered Custom Plastics
Greenville, SC 29615                                    Corporation from 1969 to 1990

---------

* Indicates an "interested person" of the Group as defined in the Investment Company Act of 1940.

  The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the Group for acting as a Trustee. The officers of the Group (see the Statement of Additional Information) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group. Walter B. Grimm is an employee of BISYS Fund Services and
W. Ray Long is an employee of the investment adviser, BB&T.

INVESTMENT ADVISER

  BB&T is the investment adviser of each Fund. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation (formerly Southern National Corporation), a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 1996, BB&T Corporation had assets of approximately $25 billion. Through its subsidiaries, BB&T Corporation operates over 425 banking offices in North Carolina, South Carolina and Virginia, providing a broad range of financial services to individuals and businesses.

  In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the Group, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Group. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 15 years and currently manages assets of more than $4.5 billion.

  Subject to the general supervision of the Group's Board of Trustees and in accordance with the investment objectives and restrictions of a Fund, BB&T (and, with respect to the Small Company Growth Fund, PNC Bank and, with respect to the International Equity Fund, CastleInternational) manages the Funds, makes decisions with respect to, and places orders for, all purchases and sales of its investment securities, and maintains its records relating to such purchases and sales.

  Under an investment advisory agreement between the Group and BB&T, the fee payable to BB&T by the Prime Money Market Fund and the U.S. Treasury Fund for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (.40%) of each Fund's average daily net assets; sixty one-hundredths of one percent (.60%) of each Fixed Income Funds' and the North Carolina and South Carolina Funds' average daily net assets; and seventy-four one-hundredths of one percent (.74%) of the Large Company Growth Fund's, the Growth and Income Fund's and the Balanced Fund's average daily net assets; one percent (1.00%) of the Small Company Growth and International Equity Funds' average daily net assets, or (b) such fee as may from time to time be agreed upon in writing by the Group and BB&T. A fee agreed to in writing from time to time by the Group and BB&T may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.

  For the fiscal year ended September 30, 1996, the Funds paid the following investment advisory fees: the U.S. Treasury Fund paid .40% of its average daily net assets; each of the Short-Intermediate, Intermediate Bond, North Carolina, Growth and Income, and Balanced Funds, after voluntary fee reductions, paid .50% of its average daily net assets; and the Small Company Growth paid 1.00% of its average daily net assets. The Prime Money Market Fund, the International Equity Fund, the South Carolina Fund, and the Large Company Growth Fund had not commenced operations as of September 30, 1996.

  The persons primarily responsible for the management of each of the Variable NAV Funds of the Group other than the Small Company Growth and International Equity Funds (which are managed by sub-advisers, described below), as well as their previous business experience, are as follows:

    PORTFOLIO MANAGER                             BUSINESS EXPERIENCE
-------------------------  ------------------------------------------------------------------
Keith F. Karlawish.......  Manager of the Intermediate Bond Fund and Short-Intermediate Fund
                           since September, 1994. From June, 1993 to September, 1994, Mr.
                           Karlawish was Assistant Manager of the Intermediate Bond Fund and
                           the Short-Intermediate Fund. From September, 1991 to June, 1993,
                           he was a Financial Analyst Team Leader for Branch Banking and
                           Trust Co. Mr. Karlawish earned a B.S. in Business Administration from the University of Richmond, an MBA from the University of
                           North Carolina at Chapel Hill and is a Chartered Financial
                           Analyst.
Richard B. Jones.........  Manager of the Growth and Income Fund since February 1, 1993.
                           Since 1987, Mr. Jones has been a portfolio manager in the BB&T
                           Trust Division. He is a Chartered Financial Analyst, and holds a
                           B.S. in Business Administration from Miami (Ohio) University and an MBA from Ohio State University.
Alice B. Flowers.........  Manager of the North Carolina Fund since April, 1994 and co-
                           manager of the South Carolina Fund since its inception. From
                           February, 1993 to April, 1994, Ms. Flowers served as co-manager of the North Carolina Fund. She has been a securities trader and portfolio manager in the BB&T Trust Division since 1985. She earned a B.S. degree in Business Administration from Barton
                           College, and an A.A.S. degree in Accounting from Wilson Technical
                           Community College.
David R. Ellis...........  Manager of the Balanced Fund since its inception and Manager of the Funds of Funds since inception. Since 1986, Mr. Ellis has been a portfolio manager in the BB&T Trust Division. He holds a B.S.
                           degree in Business Administration from the University of North
                           Carolina at Chapel Hill.
C. Steven Brennaman......  Co-manager of the South Carolina Fund since its inception. Mr.
                           Brennaman joined BB&T after its merger with United Carolina Bank in July, 1997. He has been a Senior Portfolio Manager with UCB since June, 1995. Mr. Brennaman holds a B.A. degree in Political
                           Science from Mercer University and a M.S. degree in Management from Troy State University.
Daniel J. Rivera.........  Manager of the Large Company Growth Fund since its inception, Mr.
                           Rivera joined the BB&T staff in July, 1997, after BB&T's merger with United Carolina Bank. He had been Director of Investments at
                           UCB since January, 1994. Mr. Rivera received a Bachelors degree in
                           Languages from the Virginia Military Institute, and is a Chartered
                           Financial Analyst.

INVESTMENT SUB-ADVISERS

  PNC Institutional Management Corporation ("PIMC") serves as the Investment Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PIMC Bank manages the Fund, selects investments and places all orders for purchases and sales of the Prime Money Market Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

  PIMC is a wholly-owned subsidiary of PNC Asset Management Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company. PIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.

  As sub-adviser, PIMC is responsible for the day-to-day management of the Prime Money Market Fund, and generally makes all purchase and sale investment decisions for the Fund. PIMC also provides research and credit analysis. Portfolio transactions for the Fund may be directed through broker/dealers who sell Fund shares, subject to the requirements of best execution.

  For its services and expenses incurred under the Sub-Advisory Agreement, PIMC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the annual rate of nine one-hundredths of one percent (.09%) or such lower fee as may be agreed upon in writing by BB&T and PIMC.

  PEAC serves as the Investment Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, PEAC manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

  The person primarily responsible for the management of the Small Company Growth Fund is William J. Wykle. Mr. Wykle has served as the Manager of the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with PEAC since 1995 and has been the portfolio manager of the Compass Capital FundsSM Small Cap Growth Equity Portfolio since its inception. He has also been Vice President and Small Cap Growth Equity Fund portfolio manager for PNC Bank since 1992. He has been a portfolio manager at PNC Bank and its predecessor, Provident National Bank, since 1986.

  PEAC is an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. PNC Bank is a wholly owned indirect subsidiary of PNC Bank Corp. PNC Bank Corp., a bank holding company headquartered in Pittsburgh, Pennsylvania, was the 13th largest bank holding company in the United States based on total assets at March 31, 1997. PNC Bank Corp. operates banking subsidiaries in Pennsylvania, Delaware, Florida, Indiana, Kentucky, Massachusetts, New Jersey and Ohio and conducts certain non-banking operations throughout the United States. Its major businesses include consumer banking, corporate banking, real estate banking, mortgage banking and asset management. With $114.9 billion in managed assets and $346.4 billion of assets under administration at March 31, 1997, PNC Bank Corp. is one of the largest bank money managers as well as one of the largest institutional mutual fund managers in the United States. Of such amounts at March 31, 1997, PNC Bank had $104.5 billion in managed assets $148.2 billion in assets under administration. In addition to asset management and trust services, PNC Bank also provides a wide range of domestic and international commercial banking and consumer banking services. PNC Bank's origins, and in particular its trust administration services, date back to the mid-to-late 1800s.

  For its services and expenses incurred under the Sub-Advisory Agreement, PEAC is entitled to a fee, payable by BB&T. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

  CastleInternational Asset Management Limited ("CastleInternational") serves as the Investment Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, CastleInternational manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the Group's Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

  CastleInternational, formed in 1996, with its primary office at 7 Castle Street, Edinburgh, Scotland, EH2 3AH, is an indirect wholly-owned subsidiary of PNC Bank Corp. As of September 30, 1996, CastleInternational had approximately $1.6 billion in discretionary assets under management, including three mutual fund portfolios, one bank common trust fund and a tax exempt institutional portfolio.

  For its services and expenses incurred under the Sub-Advisory Agreement, CastleInternational is entitled to a fee, payable by BB&T. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

           FUND ASSETS              ANNUAL FEE
----------------------------------  ----------
Up to $50 million.................     .50%
Next $50 million..................     .45%
Over $100 million.................     .40%

  The person primarily responsible for the management of the International Equity Fund is Gordon Anderson. Mr. Anderson has served as Managing and Investment Director of CastleInternational As-set Management Limited since 1996. Prior to joining CastleInternational, Mr. Anderson was the Investment Director of Dunedin Fund Managers Ltd. Mr. Anderson has been the Portfolio Manager for the Compass Capital Fund'SM International Equity Portfolio since 1996.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS Fund Services is the administrator for each Fund and also acts as the Group's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates) under agreements approved by the Group's Board of Trustees. BISYS Fund Services is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

  The Administrator generally assists in all aspects of a Fund's administration and operation. Under a management and administration agreement between the Group and the Administrator, the fee payable by a Fund to the Administrator for management administration services is the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of a Fund's average daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

  For the fiscal year ended September 30, 1996, the Funds paid the following Administration fees (as a percentage of each Fund's average daily net assets):
 .20% for each of the U.S. Treasury Fund, the Short-Intermediate Fund, the Intermediate Bond Fund, the Growth and Income Fund, the Balanced Fund, and the Small Company Growth Fund and .15% for the North Carolina Fund. No Administration fees were paid by the Prime Money Market Fund, the International Equity Fund, the South Carolina Fund, or the Large Company Growth Fund for that period as they had not commenced operations as of September 30, 1996.

EXPENSES

  BB&T and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the Group, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A and Class B Shares, other than in accordance with the relative net asset value of the class, are expenses under the Group's Distribution and Shareholder Services Plan ("Distribution Plan") which relate only to the Class A and Class B Shares.

  For the periods ended September 30, 1996, each Fund's total operating expenses for Investor Shares (now redesignated as Class A Shares) were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund: .99%; Short-Intermediate Fund: 1.19%; Intermediate Bond Fund: 1.13%; North Carolina
Fund: 1.11%; Growth and Income Fund: 1.11%; Balanced Fund: 1.20%; and Small Company Growth Fund: 2.01%. Absent fee waivers by the Adviser and Administrator, these operating expenses would have been: U.S. Treasury Fund: 1.25%; Short-Intermediate Fund: 1.54%; Intermediate Bond Fund: 1.48%; North Carolina
Fund: 1.61%; Growth and Income Fund: 1.60%; Balanced Fund: 1.69%; and Small Company Growth Fund: 2.26%.

  For the fiscal year ended September 30, 1996, each Fund's total operating expenses for Class B Shares were as follows (as a percentage of average daily net assets of each Fund): U.S. Treasury Fund:

1.75%; Intermediate Bond Fund: 1.85%; Growth and Income Fund: 1.85%; Balanced
Fund: 1.95% and Small Company Growth Fund: 2.72%. Absent fee waivers by the Adviser, these operating expenses would have been: Intermediate Bond Fund:
1.95%; Growth and Income Fund: 2.09%; and Balanced Fund: 2.18%.

  The organizational expenses of the Prime Money Market Fund, the South Carolina Fund, the Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund have been capitalized and are being amortized in the first two years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

BANKING LAWS

  BB&T, PIMC, PEAC, and CastleInternational each believes that it possesses the legal authority to perform the investment advisory and sub-advisory services for the Group contemplated by its investment advisory agreement with the Group and investment and sub-advisory agreement with BB&T and described in this Prospectus without violation of applicable banking laws and regulations, and has so represented to the Group. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which BB&T, PIMC, PEAC, and CastleInternational could continue to perform such services for the Group. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Glass Steagall Act" in the Statement of Additional Information for further discussion of applicable banking laws and regulations.

DISTRIBUTION PLAN

  The Group's Class A and Class B Shares are sold on a continuous basis by the Distributor. Under the Group's Distribution and Shareholder Services Plan (the "Distribution Plan"), a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (.50%) of the average daily net assets of Class A Shares of each Fund and one percent (1.00%) of the average daily net assets of Class B Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with the Group to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (.25%) of the average daily net assets of Class A Shares of each Fund. The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A and Class B Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A and Class B Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A and Class B Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

  The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribu-tion assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

  The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Group's Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

  The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Group will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Group to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

  The Group was organized as a Massachusetts business trust on October 1, 1987 and commenced active operation on September 24, 1992. The Group has an unlimited number of authorized Shares of beneficial interest which may, without Shareholder approval, be divided into an unlimited number of series of such Shares, and which are presently divided into eleven series of Shares, one for each of the following Funds: the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Balanced Fund, the BB&T Large Company Growth Fund, the BB&T Small Company Growth Fund and the BB&T International Equity Fund. The Group also offers three additional series of
Shares: the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund (collectively, the "Funds of Funds"). The Funds of Funds offer Trust Shares only. Each Fund, except for the Funds of Funds, offers to the public three classes of shares: Class A, Class B and Trust Shares. As of the date of this prospectus, however, Class B Shares were not yet being offered in the Prime Money Market Fund, the Short-Intermediate Fund, the North Carolina Fund or the South Carolina Fund. Shareholders investing directly in Class B Shares of the U.S. Treasury Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the U.S. Treasury Fund within two years of purchase. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees (see "Miscellaneous" below).

  Shareholders are entitled to one vote per Share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the Investment Company Act of 1940, Shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, and (iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such classes.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Group or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Group or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Group or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Group or such Fund.

  Overall responsibility for the management of the Group is vested in the Board of Trustees. See "MANAGEMENT OF BB&T MUTUAL FUNDS GROUP--Trustees of the Group." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders at a meeting held for such purpose in accordance with the provisions of the Declaration of Trust and the By-laws of the Group and Massachusetts law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

  Although the Group is not required to hold annual meetings of Shareholders, Shareholders holding at least 10% of the Group's outstanding Shares have the right to call a meeting to elect or remove one or more of the Trustees of the Group. Shareholder inquiries should be directed to the Secretary of the Group at 3435 Stelzer Road, Columbus, Ohio 43219.

  As of June 5, 1997 the following persons owned of record or beneficially more than 25% of the Class A Shares (formerly Investor Shares) of the following
Funds: Stephens Inc., for the Exclusive Benefit of Our Customers, 111 Center Street, Little Rock, AR 72201: record owner with respect to: [63.61% and 34.34%] of the Class A shares of the U.S. Treasury Money Market Fund and Balanced Fund, respectively. Accordingly, Stephens Inc., may be deemed to be a "controlling person" of the Class A Shares of the Funds of which it is a shareholder. The Prime Money Market Fund, the South Carolina Fund, and the Large Company Growth Fund had not commenced operations as of June 5, 1997.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

  Star Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as Custodian for the Group. Bank of New York serves as the Custodian for the International Equity Fund.

  BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation ) serves as transfer agent for and provides fund accounting services to the Group.

OTHER CLASSES OF SHARES

  In addition to Class A and Class B Shares, the Group also offers Trust Shares of each Fund. Trust Shares are offered to BB&T and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Trust Shares are sold at net asset value and are not subject to a sales charge or a Distribution Plan fee. A salesperson or other person entitled to receive compensation for selling or servicing the shares may receive different compensation with respect to one particular class of shares over another in the Fund. For further details regarding eligibility requirements for the purchase of Trust Shares, call the Distributor at (800) 228-1872.

PERFORMANCE INFORMATION

  From time to time, the Prime Money Market Fund's and the U.S. Treasury Fund's annualized "yield" and "effective yield" and total return for Class A and Class B Shares may be presented in advertisements, sales literature and Shareholder reports. The "yield" of the Prime Money Market Fund and the U.S. Treasury Fund is based upon the income earned by the Fund over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. The "effective yield" of a Money Market Fund is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Shares of the Group and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

  Total return is calculated for the past year and the period since the establishment of each Money Market Fund. Average annual total return is measured by comparing the value of an investment in a Money Market Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

  From time to time performance information of a Variable NAV Fund showing its average annual total return, aggregate total return, and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. In addition, tax equivalent yield may be presented in advertisements, sales literature and shareholder reports of the North Carolina Fund and the South Carolina Fund. Average annual total return will be calculated for the period since the establishment of a Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Yield will be computed by dividing the net investment income per Share for a Variable NAV Fund earned during a recent 30-day period by the Fund's per Share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the results.

  The North Carolina Fund and the South Carolina Fund may also advertise their tax equivalent yield, which reflects the amount of income subject to federal income taxation that a taxpayer would have to earn in order to obtain the same after-tax income as that derived from the yield of the Fund. The tax equivalent yield will be significantly higher than the yield of the North Carolina Fund or the South Carolina Fund.

  Each Fund may also present its average annual total return, aggregate total return, yield and/or tax equivalent yield, as the case may be, excluding the effect of a sales charge, if any.

  The Variable NAV Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

  Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Class A Shares are subject to lower Distribution Plan fees than Class B Shares, the yield and total return for Class A Shares will be higher than that of the Class B Shares for the same period. Because Trust Shares are not subject to Distribution Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A and Class B Shares for the same period.

  Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

  Information about the performance of a Fund is based on a Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return of any investment are generally functions of portfolio quality and maturity, type of investments and operating expenses. Yields and total returns of a Fund will fluctuate. Any fees charged by the Participating Organizations to their customers in connection with investment in a Fund are not reflected in the Group's performance information.

  Further information about the performance of each Fund of the Group is contained in the Group's annual report to Shareholders, which may be obtained without charge by calling (800) 228-1872.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports describing the investment operations of each of the Funds and annual financial statements audited by independent public accountants.

  Inquiries regarding the Group may be directed in writing to the Group at the following address: the BB&T Mutual Funds Group, P.O. Box 182533, Columbus, OH 43218-2533 or by calling toll free (800 228-1872.

                               INVESTMENT ADVISER
                        Branch Banking and Trust Company
                          434 Fayetteville Street Mall
                               Raleigh, NC 27601

                         ADMINISTRATOR AND DISTRIBUTOR
                              BISYS Fund Services
                               3435 Stelzer Road
                               Columbus, OH 43219

                                 LEGAL COUNSEL
                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                              Washington, DC 20005

                                 TRANSFER AGENT
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                    AUDITORS
                             KPMG Peat Marwick LLP
                        Two Nationwide Plaza, Suite 1600
                               Columbus, OH 43215

                             BB&T MUTUAL FUNDS GROUP



                       STATEMENT OF ADDITIONAL INFORMATION


                               September 15, 1997




This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T Growth and Income Stock Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Balanced Fund, the BB&T Large Company Growth Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund, which are dated September 15, 1997 and the Prospectuses of the BB&T U.S. Treasury Money Market Fund and the BB&T Prime Money Market Fund which are dated April 30, 1997. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing BB&T Mutual Funds Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 228-1872.

                                TABLE OF CONTENTS


                                                                                          Page

BB&T MUTUAL FUNDS GROUP ..............................................................    B-1

INVESTMENT OBJECTIVES AND POLICIES ...................................................    B-1
    Additional Information on Portfolio Instruments ..................................    B-1
    Puts .............................................................................    B-13
    Investment Restrictions ..........................................................    B-15
    Portfolio Turnover ...............................................................    B-19

VALUATION ............................................................................    B-19
    Valuation of the Money Market Funds ..............................................    B-20
    Valuation of the Growth and Income Fund, North Carolina Fund, South Carolina Fund,
             Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large
             Company Growth Fund, Small Company Growth Fund, and the Funds of Funds ..    B-21
    Valuation of the International Equity Fund .......................................    B-21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .......................................    B-22
    Purchase of Class A and Class B Shares ...........................................    B-23
    Matters Affecting Redemption .....................................................    B-24

ADDITIONAL TAX INFORMATION ...........................................................    B-24
    Additional Tax Information Concerning the International Equity Fund ..............    B-26
    Additional Tax Information Concerning the North Carolina  and South
             Carolina Funds ..........................................................    B-27
    Special Considerations Regarding Investment in South Carolina Tax-Exempt
             Obligations..............................................................    B-35

MANAGEMENT OF BB&T MUTUAL FUNDS GROUP ................................................    B-35
    Officers .........................................................................    B-35
    Investment Adviser ...............................................................    B-37
    Investment Sub-Advisers ..........................................................    B-39
    Portfolio Transactions ...........................................................    B-40
    Glass-Steagall Act ...............................................................    B-42
    Manager and Administrator ........................................................    B-43
    Distributor ......................................................................    B-45
    Custodian ........................................................................    B-47
    Independent Accountants ..........................................................    B-47
    Legal Counsel ....................................................................    B-47

PERFORMANCE INFORMATION ..............................................................    B-47
    Yields of the Money Market Funds .................................................    B-47
    Yields of the Other Funds of the Group ...........................................    B-48
    Calculation of Total Return ......................................................    B-50

    Performance Comparisons ..........................................................    B-51

ADDITIONAL INFORMATION ...............................................................    B-56
    Organization and Description of Shares ...........................................    B-56
    Shareholder and Trustee Liability ................................................    B-57
    Miscellaneous ....................................................................    B-57

FINANCIAL STATEMENTS .................................................................    B-70
    Independent Auditors Report ......................................................    B-70
    Audited Financial Statements as of September 30, 1996 and Unaudited
    Financial Statements as of March 31, 1997 ........................................    B-70

APPENDIX .............................................................................    B-71

                       STATEMENT OF ADDITIONAL INFORMATION

                             BB&T MUTUAL FUNDS GROUP

         BB&T Mutual Funds Group (the "Group") is an open-end management investment company. The Group consists of eleven series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of eleven separate investment portfolios: the BB&T U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the BB&T Prime Money Market Fund (the "Prime Money Market Fund" and together with the U.S. Treasury Fund, the "Money Market Funds") the BB&T Short-Intermediate U.S. Government Income Fund (the "Short-Intermediate Fund"), the BB&T Intermediate U.S. Government Bond Fund (the "Intermediate Bond Fund"), the BB&T Growth and Income Stock Fund (the "Growth and Income Fund"), the BB&T North Carolina Intermediate Tax-Free Fund (the "North Carolina Fund"), the BB&T South Carolina Intermediate Tax-Free Fund (the "South Carolina Fund"), the BB&T Balanced Fund (the "Balanced Fund"), the BB&T Large Company Growth Fund (the "Large Company Growth Fund"), the BB&T Small Company Growth Fund (the "Small Company Growth Fund") and the BB&T International Equity Fund (the "International Equity Fund"). The Group also offers three additional series of Shares, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Fund (the "Funds of Funds") which offer Shareholders a professionally-managed investment program by purchasing shares of existing mutual funds of the Group (the "Underlying Funds") which are managed by BB&T (each Fund and the Funds of Funds are collectively, "Funds"). Each Fund, except for the Funds of Funds and the Prime Money Market Fund, offers to the public three classes of Shares: Class A Shares, Class B Shares and Trust Shares. The Funds of Funds offers Trust Shares only. The Prime Money Market Fund offers Class A Shares and Trust Shares only. As of the date of this Statement of Additional Information, Class B Shares were not yet being offered in the Short-Intermediate, North Carolina and South Carolina Funds. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.


                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Portfolio Instruments

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.

         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by BB&T, PNC Equity Advisors Company ("PEAC"), CastleInternational Asset Management Limited ("CastleInternational") and PNC Institutional Management Corporation ("PIMC") (PEAC, CastleInternational and PIMC, each a "Sub-Adviser") with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Bankers' Acceptances and Certificates of Deposit. All of the Funds except the U.S. Treasury Fund may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Each Fund, except for the U.S. Treasury Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Commercial paper purchasable by the International Equity Fund and the Prime Money Market Fund includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the
Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933.

         Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Prime Money Market Fund, Growth and Income Fund, Large Company Growth Fund, Small Company Growth Fund, Short-Intermediate Fund, Intermediate Bond Fund and Balanced Fund (the Short-Intermediate Fund and the Intermediate Bond Fund are sometimes referred to collectively as the "Fixed Income Funds") and the Funds of Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. BB&T or the Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         Foreign Investment. The Prime Money Market Fund, Growth and Income Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, International Equity Fund and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above.

         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depository Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions.

         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Prime Money Market Fund, Growth and Income Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, and the Funds of Funds will acquire such securities only when BB&T or the Sub-Adviser believes the risks associated with such investments are minimal.

         Foreign Currency Transactions. The International Equity Fund may use forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by its sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S.
dollar or other foreign currency.

         Second, when the Fund's sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.

         Repurchase Agreements. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which BB&T or the Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and BB&T or the Sub-Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

         If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Group's custodian or another qualified custodian or in the Federal

Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         Reverse Repurchase Agreements. As discussed in the Prospectuses, each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. Government securities or other liquid high quality debt securities or high grade debt securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         U.S. Government Obligations. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. Government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such other obligations may include those which are supported by the full faith and credit of the U.S. Government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when BB&T or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

         Supranational Organizational Obligations. The Large Company Growth Fund, Small Company Growth Fund, International Equity Fund and Prime Money Market Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

         Investment Grade Debt Obligations. The Large Company Growth Fund, Small Company Growth Fund and the International Equity Fund may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by

Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities.

         Rights Offerings and Warrants to Purchase. The Large Company Growth Fund, Small Company Growth Fund and the International Equity Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         Variable and Floating Rate Notes. The Prime Money Market Fund , the North Carolina Fund and the South Carolina Fund may acquire variable and floating rate notes, subject to each Fund's investment objective, policies, and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by BB&T with respect to the North Carolina and South Carolina Funds, (or PIMC with respect to the Prime Money Market Fund) under guidelines established by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, BB&T with respect to the North Carolina and South Carolina Funds (or PIMC with respect to the Prime Money Market Fund) will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Prime Money Market Fund , the North Carolina Fund or the South Carolina Fund, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         For purposes of the North Carolina Fund, the South Carolina Fund and the Prime Money Market Fund, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         Tax-Exempt Obligations. Under normal market conditions, the North Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). Under normal market conditions, the South Carolina Fund will invest at least 90% of its total assets in high grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations"). In addition to North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations, the North Carolina Fund and the South Carolina Fund may invest in Tax-Exempt Obligations issued by or on behalf of states other than North Carolina and South Carolina, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities , North Carolina Tax-Exempt Obligations and South Carolina Tax-Exempt Obligations are hereinafter collectively referred to as "Tax-Exempt Obligations."

         Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans.

Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectus, the two principal classifications of Tax-Exempt Obligations consist of "general obligation" and "revenue" issues. The North Carolina and South Carolina Funds are permitted to invest in Tax-Exempt Obligations and may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. Currently, neither North Carolina nor South Carolina issuers have authority to issue moral obligation securities. There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the North Carolina and South Carolina Funds, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the North Carolina or South Carolina Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the North Carolina or South Carolina Funds.

         An issuer's obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.

         Although lease obligations do not generally constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged (in South Carolina, governmental lease obligations are included in calculation of the general obligation debt limit), the lease obligation is frequently assignable and backed by the lessee's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation:
(1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

         When-Issued Securities. As discussed in the Prospectuses, each Fund, except the U.S. Treasury Fund, may purchase securities on a when-issued basis. In addition, the Large Company Growth Fund, Small Company Growth Fund, International Equity Fund, and Prime Money Market Fund may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When these Funds agree to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         Calls. The Growth and Income Fund, Balanced Fund and the Funds of Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Growth and Income and Balanced Funds. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in BB&T's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of its net assets.

         As described in the Prospectuses, the Large Company Growth Fund, the Small Company Growth Fund and the International Equity Fund will write call options only if they are "covered" and may buy call options. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not

do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, BB&T or the Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price (or, with respect to the International Equity Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         Puts. The North Carolina and South Carolina Funds may acquire "puts" with respect to Tax-Exempt Obligations held in their portfolios and the Funds of Funds may acquire puts with respect to the securities in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the North Carolina and South Carolina Funds and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.

         The North Carolina and South Carolina Funds and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The North Carolina and South Carolina Funds and the Funds of Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in BB&T's opinion, present minimal credit risks.

         See "Options and Futures" in the Prospectus regarding the Small Company Growth Fund's and the International Equity Fund's investment policy with respect to puts.

         Risk Factors Relating to Options. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund's investment adviser or investment sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

         Futures Contracts and Related Options. The Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Funds of Funds may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to an adviser's or sub-adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

Investment Restrictions

         Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus).

         None of the Funds of the Group (other than the International Equity Fund and Prime Money Market Fund) may:

         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives and policies;

         2. Purchase or sell commodities, commodity contracts (including futures contracts, with respect to each Fund other than the Large Company Growth Fund, the Small Company Growth Fund and the Funds of Funds, which may purchase futures contracts) oil, gas or mineral exploration or development programs, or real estate (although investments by the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, and the Funds of Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded);

         None of the Funds (except the Funds of Funds) may:

         1. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; provided, however, that (i) the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, and the International Equity Fund may purchase securities of a money market fund, including securities of the U.S. Treasury Fund and the Prime Money Market Fund; (ii) the North Carolina and South Carolina Funds may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from federal income tax, if, with respect to the Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (a) more than 3% of the acquired company's outstanding voting securities, (b) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or
(c) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets; (iii) the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Prime Money Market Fund may purchase shares of other investment companies in accordance with the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder; and (iv) this restriction (iii) is not fundamental with respect to the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, and the Prime Money Market Fund and may therefore be changed by a vote of a majority of the Trustees of the Group.

         The U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The U.S. Treasury Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, and Intermediate Bond Fund may not write or purchase call options. Each of the Funds may not write put options. The U.S. Treasury Fund, Short-Intermediate Fund and Intermediate Bond Fund may not purchase put options. The North Carolina and South Carolina Funds may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         The International Equity Fund may not:

         1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         2. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         3. Write or sell unsecured put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

         4. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options or a Fund's sale of securities short against the box, and (b) a Fund may obtain short-term credit as may be necessary for the clearance or purchases and sales of portfolio securities.

         5. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

         The Prime Money Market Fund may not:

         1. Purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in the obligations of issuers in the financial services industry, or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, more than 25% of the value of its total assets to be invested in the obligations of issuers in any other industry. In applying the investment limitations stated in this paragraph, (i) there is no limitation with respect to the purchase of (a) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (b) instruments issued by domestic banks (which may include U.S. branches of foreign banks) and (c) repurchase agreements secured by the instruments described in clauses (a) and (b); (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

         2. Underwrite securities except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.

         3. Purchase or sell commodities, commodities contracts, futures contracts, or real estate except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.

         Although the foregoing investment limitations would permit the Prime Money Market Fund to invest in options, futures contracts and options on futures contracts, the Fund does not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a "demand feature" or "put" as permitted under SEC regulations for money market funds). Prior to making any such investments, the Prime Money Market Fund would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.

         The following investment restrictions are considered non-fundamental and therefore may be changed by a vote of a majority of the Trustees of the
Group:

         None of the Funds may:

         1. Enter into a repurchase agreement deemed to have a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 15% of such Fund's net assets except that the U.S. Treasury Fund and the Prime Money Market Fund will limit their investment in such securities to 10% of their net assets;

         None of the Funds (except the Prime Money Market Fund) may:

         1. Invest more than 10% of total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation;

         2. Invest in any issuer for purposes of exercising control or management; and

         3. Purchase or retain securities of any issuer if the officers or Trustees of the Group or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction.

Portfolio Turnover

         The portfolio turnover rate for each of the Group's Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. For the fiscal years ended September 30, 1996, and September 30, 1995, the portfolio turnover rates for each of the Funds other than the U.S. Treasury Fund were as follows: Short-Intermediate Fund: 54.82% and 106.81%, respectively; Intermediate Bond Fund: 76.29% and 68.91%, respectively; Growth and Income Fund: 19.82% and 8.73%, respectively; North Carolina Fund:
20.90% and 9.38%, respectively; and Balanced Fund: 15.01% with respect to the common stock portion of its portfolio and 4.86% with respect to the fixed income portion of its portfolio and 23.68%; respectively. For the fiscal year ended September 30, 1996 and the period from commencement of operations, December 7, 1994, to September 30, 1995, the portfolio turnover rate for the Small Company Growth Fund was 71.62% and 46.97%, respectively. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate for each of the Group's Funds other than the U.S. Treasury Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

         Because the U.S. Treasury Fund intends to invest entirely in securities with maturities of less than one year and because the Securities and Exchange Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to the U.S. Treasury Fund was zero percent for the fiscal years ended September 30, 1996 and September 30, 1995, and is expected to remain zero percent for regulatory purposes.

                                    VALUATION

         The net asset value of each of the Funds, other than the Money Market Funds, is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). The net asset value of each Money Market Fund is determined and it Shares are priced as of 12:00 p.m. and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern
Time) on each Business Day ("Valuation Times"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio securities that a Fund's net asset value per Share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation of the Money Market Funds

         The U.S. Treasury Fund and the Prime Money Market Fund have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the U.S. Treasury Fund and the Prime Money Market Fund would receive if it sold the instrument. The value of securities in the U.S. Treasury Fund and the Prime Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

Valuation of the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, and the Funds of Funds

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in BB&T's (or PNC Bank's, with respect to the Small Company Growth Fund) best judgment under procedures established by, and under the supervision of the Group's Board of Trustees. The Funds of Funds will value their investments in mutual funds securities at the redemption price, which is net asset value.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by BB&T, PNC Bank, and CastleInternational from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

Valuation of the International Equity Fund

         Valuation of securities of foreign issuers and those held by the International Equity Fund is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the means between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

         Certain of the securities acquired by the International Equity Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

         As discussed above, the International Equity Fund may use a pricing service or market/dealer experienced in such matters to value the Fund's securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares in each of the Group's Funds are sold on a continuous basis by BISYS Fund Services ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A, Class B or Trust Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at BB&T, or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the Group may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.

Purchase of Class A and Class B Shares

         As stated in the Class A and Class B Prospectus, the public offering price of Class A Shares of the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, and the International Equity Fund is their net asset value next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of the Group is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "How to Purchase and Redeem Shares" in the Class A and Class B Prospectus). The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A and Class B Prospectus applies to purchases of Class A Shares of such a Fund by a Purchaser.

         Shares of The U.S. Treasury Fund and the Prime Money Market Fund and Class B Shares of each Fund (other than the Prime Money Market , Short-Intermediate, North Carolina and South Carolina Funds) are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Shareholders obtaining Class B Shares of the U.S. Treasury Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the U.S. Treasury Fund within two years of purchase.

         Certain sales of Class A Shares are made without a sales charge, as described in the Class A and Class B Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom BISYS, BB&T and/or the Group have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         As the Group's principal underwriter, BISYS acts as principal in selling Class A and Class B Shares of the Group to dealers. BISYS re-allows the applicable sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Class A and Class B Prospectus (see "How to Purchase and Redeem Shares"). From time to time, BISYS will make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

Matters Affecting Redemption

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The Group may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds" above.


                           ADDITIONAL TAX INFORMATION

         It is the policy of each of the Group's Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each of the Group's Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; (c) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (d) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. The 30% of gross income test described above may restrict a Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months and to engage in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Each of the Group's Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds.

         Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent.

Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         Although each Fund expects to qualify as a "regulated investment company" (a "RIC") and to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special Federal tax treatment afforded a RIC, all of its taxable income will be subject to Federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Group's Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

Additional Tax Information Concerning the International Equity Fund

         Special rules govern the Federal income tax treatment of the portfolio transactions of the International Equity Fund that are denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, certain preferred stock); (ii) the accruing of certain trade receivables and payables; (iii) the entering into or acquisition of any forward contract or similar financial instruments; and (iv) the entering into or acquisition of any futures contract, option or similar financial instrument, if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. With respect to such transactions, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle ("Capital Asset Election"). In accordance with Treasury regulations, certain transactions with respect to which the taxpayer has not made the Capital Asset Election and that are part of a "988 hedging transaction" (as defined in the Code and the Treasury regulations) are integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "988 hedging transactions" (as identified by such Treasury regulations) are not subject to the market-to-market or loss deferral rules under the Code. Some of the non-U.S. dollar-denominated investments that the International Equity Fund may make (such as non-U.S. dollar-denominated debt securities and obligations and preferred stock) and some of the foreign currency contracts the International Equity Fund may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

         In addition, certain forward foreign currency contracts held by the International Equity Fund at the close of the Fund's taxable year will be subject to "mark-to-market" treatment. If the Fund makes the Capital Asset Election with respect to such contracts, any gain or loss with respect to the contract shall be treated as short-term capital gain or loss, to the extent of 40% of such gain or loss, and long-term capital gain or loss, to the extent of 60% of such gain or loss. Otherwise, such gain or loss will be ordinary in nature. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information the Treasury has not issued any such regulations. Forward foreign currency contracts entered into by the International Equity Fund also may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.

Additional Tax Information Concerning the North Carolina and South Carolina
Funds

         As indicated in the Prospectuses, the North Carolina and South Carolina Funds are designed to provide North Carolina and South Carolina Shareholders, respectively, with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the North

Carolina and South Carolina Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any additional benefit from the dividends of the North Carolina and South Carolina Funds being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries when distributed to them.

         In addition, the North Carolina and South Carolina Funds may not be appropriate investments for Shareholders who are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder who may be considered a "substantial user" should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         The Code permits a RIC which invests at least 50% of its total assets in Tax-Exempt Obligations to pass through to its investors, tax-free, net Tax-Exempt Obligations interest income. The policy of the North Carolina and South Carolina Funds is to pay each year as dividends substantially all the Fund's Tax-Exempt Obligations interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the North Carolina and South Carolina Funds and designated as an exempt-interest dividend in a written notice mailed to Shareholders within sixty days after the close of the Fund's taxable year, but not to exceed in the aggregate the net Tax-Exempt Obligations interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the North Carolina and South Carolina Funds, respectively, during such year, regardless of the period for which the Shares were held.

         While the North Carolina and South Carolina Funds do not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The North Carolina and South Carolina Funds will have no tax liability with respect to such distributed gains, and the distributions will be taxable to Shareholders as long-term capital gains, regardless of how long a Shareholder has held the Shares of the North Carolina or South Carolina Funds. Such distributions will be designated as a capital gains dividend in a written notice mailed by the North Carolina and

South Carolina Funds to their respective Shareholders within sixty days after the close of each Fund's taxable year.

Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina and South Carolina Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina or South Carolina (respectively) individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina or South Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. Distributions of gains attributable to obligations of the State of South Carolina are subject to South Carolina individual and corporate income tax.

         While the North Carolina and South Carolina Funds do not expect to earn any significant amount of investment company taxable income, taxable income earned by the North Carolina and South Carolina Funds will be distributed to their respective Shareholders. In general, the investment company taxable income will be the taxable income of each Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

         As indicated in the Prospectuses, the Funds may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the North Carolina and South Carolina Funds is to limit the acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Tax-Exempt Obligations acquired subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the North Carolina and South Carolina Funds could acquire under the 1940 Act. Therefore, although the North Carolina and South Carolina Funds will only acquire a put after concluding that such put will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the North Carolina and South Carolina Funds. If the North Carolina or South Carolina Funds were not treated as the owners of the Tax-Exempt Obligations, income from such securities would probably not be tax exempt.

         The foregoing is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the North Carolina and South Carolina Funds. No attempt has been made to present a detailed explanation of the Federal or state income tax treatment of the North Carolina and South Carolina Funds or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the North Carolina and South Carolina Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS

         The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The Group has not independently verified this information.

         The State of North Carolina has three major operating funds: the General Fund, the Highway Fund, and the Highway Trust Fund. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax, inheritance tax, tobacco products tax, and soft drink tax (currently being phased out). North Carolina receives other non-tax revenues which are also deposited in the General Fund. The most important are Federal funds collected by North Carolina agencies, university fees and tuition, interest earned by the North Carolina Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

         During the 1989-92 budget years, growth of North Carolina tax revenues slowed considerably, requiring tax increases and budget adjustments, including hiring freezes and restrictions, spending constraints, changes in timing of certain collections and payments, and other short-term budget adjustments necessary to comply with North Carolina's constitutional mandate for a balanced budget. Many areas of North Carolina government were affected. Reductions in capital spending, local government aid, and the use of the budget stabilization reserve, combined with other budget adjustments, brought the budget into balance. Tax increases in the fiscal 1992 budget included a $.01 increase in the North Carolina sales tax and increases in the personal and corporate income tax rates, as well as increases in the tax on cigarettes and alcohol, among other items.

         Fiscal year 1992 ended with a positive fund balance of approximately $164.8 million. By law, $41.2 million of such positive fund balance was required to be reserved in the General Fund of North Carolina as part of a "Savings Reserve," leaving an unrestricted General Fund balance at June 30, 1992 of $123.6 million. Fiscal year 1993 ended with a positive General Fund balance of approximately $537.3 million. Of this amount, $134.3 million was reserved in the Savings Reserve and $57 million was reserved in a Reserve for Repair and Renovation of State Facilities, leaving an unrestricted General Fund balance at June 30, 1993 of $346 million. Fiscal year 1994 ended with a positive General Fund balance of approximately $444.7 million. An additional $178 million was available from a reserved fund balance. Of this aggregate amount, $155.7 million was reserved in the Savings Reserve (bringing the total reserve to $210.6 million after prior withdrawals) and $60 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $60 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1994 of $407 million.

         Fiscal year 1995 ended with a positive General Fund balance of approximately $343.4 million. An additional $269.9 million was available from a reserved fund balance. Of this aggregate amount, $146.3 million was reserved in the Savings Reserve (bringing the total reserve to $423.6 million after prior contributions) and $146.3 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $146.3 million after prior withdrawals), leaving an unrestricted General Fund balance at June 30, 1995 of $292.6 million after certain other reservations. Fiscal year 1996 ended with a positive General Fund balance of approximately $573.4 million. An additional $153.1 million was available from a reserved fund balance. Of this aggregate amount, $77.3 million was reserved in the Savings Reserve (bringing the total reserve to $500.9 million) and $130.0 million was reserved in the Reserve for Repair and Renovation of State Facilities (bringing the total reserve to $151.3 million after prior withdrawals). An additional $47.1 million was transferred to a newly-created Clean Water Management Trust Fund, $39.5 was reserved in a Capital Improvement Reserve, and $26.2 was transferred to newly-created Federal Retiree Refund and Administration Accounts, leaving an unrestricted General Fund balance at June 30, 1996 of approximately $406.1 million.

         The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. Based on a modified accrual basis, the General Fund balance at June 30, 1993, 1994, and 1995 was $681.5 million, $900.6 million, and $1,024.6 million, respectively. The foregoing results for fiscal year 1996 are based upon unaudited financial information supplied by the Office of State Budget and Management. Modified accrual basis results were not available as of the date this summary was prepared.

         The 1995-97 biennium budget adopted by the General Assembly authorized continuation funding from the General Fund of $9,512 million for fiscal 1996 and $9,763 million for fiscal 1997. Expansion funds of $280 million for fiscal 1996 were approved, along with capital improvements of $114 million for such fiscal year. For fiscal 1997, $267 million of expansion funds were approved, along with $157 million of capital improvements. Tax reductions of approximately $363 million for fiscal 1996 and $400 million for fiscal 1997 were authorized, principally through the repeal of North Carolina's intangible personal property tax and reductions in North Carolina's unemployment and personal income taxes. The General Assembly also took several measures that benefitted North Carolina's Department of Corrections, including a reservation of $33 million to build new prison beds. State workers generally received a 2% pay increase. The General Assembly also passed a package of tort reform bills that included a cap on punitive damage awards.

         In the 1996 Special Session, the General Assembly reviewed and adjusted the fiscal 1997 budget to take into account a General Fund surplus of over $700 million for the 1996 fiscal year. The General Assembly agreed to spend approximately $415.4 million on new or expanded programs, apply approximately $143 million to tax cuts and refunds, and reserve approximately $100 million in various savings and other reserve accounts. Funding for education and salaries for teachers and other state employees was increased. The tax cuts included a reduction in North Carolina's corporate income tax, sales tax on food, and inheritance tax, among other tax cuts. Legislators also significantly expanded North Carolina's industrial development policies, including the adoption of four new tax credits designed to make North Carolina more competitive in industrial recruitment. Overall, changes were made, or new credits added, in the following areas: investment tax credit, business tax credit, worker training tax credit, jobs creation tax credit, and research and development tax credit. The tax cuts will reduce North Carolina revenues by approximately $68.4 million for fiscal 1997 and by approximately $337 million when all cuts are phased in by 2001. The General Assembly also created a Clean Water Management Trust Fund, which will be used to finance projects to clean up or prevent surface water pollution. The Fund will receive 6.5% of the General Fund's unspent credit balance each year. The initial allocation to this Fund from the fiscal 1996 credit balance was $47.1 million.

         The North Carolina budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, Federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the Federal government's relationship with state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

         During recent years North Carolina has moved from an agricultural to a service and goods producing economy. According to the North Carolina Employment Security Commission (the "Commission"), in June 1996, North Carolina ranked eleventh among the states in non-agricultural employment and eighth in manufacturing employment. The Commission estimated North Carolina's seasonally adjusted unemployment rate in August 1996 to be 4.1% of the labor force, as compared with an unemployment rate of 5.1% nationwide.

         The following are certain cases pending in which the State of North Carolina faces the risk of either a loss of revenue or an unanticipated expenditure which, in the opinion of the North Carolina Department of State Treasurer, would not materially adversely affect the State's ability to meet its financial obligations:

         1. Swanson v. State of North Carolina -- State Tax Refunds - Federal Retirees. In Davis v. Michigan (1989), the United States Supreme Court ruled that a Michigan income tax statute which taxed federal retirement benefits while exempting those paid by state and local governments violated the constitutional doctrine of intergovernmental tax immunity. At the time of the Davis decision, North Carolina law contained similar exemptions in favor of state and local retirees. Those exemptions were repealed prospectively, beginning with the 1989 tax year. All public pension and retirement benefits are now entitled to a $4,000 annual exclusion.

         Following Davis, federal retirees filed a class action suit in federal court in 1989 seeking damages equal to the North Carolina income tax paid on federal retirement income by the class members. A companion suit was filed in state court in 1990. The complaints alleged that the amount in controversy exceeded $140 million. The North Carolina Department of Revenue estimate of refunds and interest liability is $280.89 million as of June 30, 1994. In 1991, the North Carolina Supreme Court ruled in favor of the State in the state court action, concluding that Davis could only be applied prospectively and that the taxes collected from the federal retirees were thus not improperly collected. In 1993, the United States Supreme Court vacated that decision and remanded the case back to the North Carolina Supreme Court. The North Carolina Supreme Court then ruled in favor of the State on the grounds that the federal retirees had failed to comply with state procedures for challenging unconstitutional taxes. The United States District Court ruled in favor of the defendants in the companion federal case, and a petition for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals, which concurred with the lower court's ruling. The United States Supreme Court rejected an appeal, ruling that the lawsuit was a state matter, leaving the North Carolina Supreme Court's ruling in force. Despite these victories in court, the General Assembly in its 1996 Special Session adopted legislation allowing for a refund of taxes for federal retirees. Effective for tax years beginning on or after January 1, 1996, federal retirees are entitled to a North Carolina income tax credit for taxes paid on their pension benefits during tax years 1985 through 1988. In the alternative, a partial refund may be claimed in lieu of a credit for eligible taxpayers.

         An additional lawsuit was filed in 1995 in State court by Federal pensioners to recover State income taxes paid on Federal retirement benefits. This case grew out of a claim by

Federal pensioners in the original Federal court case in Swanson. In the new lawsuit, the plaintiffs allege that when the State granted an increase in retirement benefits to State retirees in the same legislation that equalized tax treatment between state and Federal retirees, the increased benefits to State retirees constituted an indirect violation of Davis. The lawsuit seeks a refund of taxes paid by Federal retirees on Federal retirement benefits received in the years 1989 through 1993 and refunds or monetary relief sufficient to equalize the alleged on-going discriminatory treatment for those years. Potential refunds exceed $300 million. This case has been suspended pending final judgment in Bailey (discussed below), and no court date has been set. The North Carolina Attorney General believes that sound legal authority and arguments support the denial of this claim.

         2. Bailey v. State of North Carolina -- State Tax Refunds - State Retirees. State and local governmental retirees filed a class action suit in 1990 as a result of the repeal of the income tax exemptions for state and local government retirement benefits. The original suit was dismissed after the North Carolina Supreme Court ruled in 1991 that the plaintiffs had failed to comply with state law requirements for challenging unconstitutional taxes and the United States Supreme Court denied review. In 1992, many of the same plaintiffs filed a new lawsuit alleging essentially the same claims, including breach of contract, unconstitutional impairment of contract rights by the State in taxing benefits that were allegedly promised to be tax-exempt and violation of several state constitutional provisions.

         On May 31, 1995 the Superior Court issued an order ruling in favor of the plaintiffs. Under the terms of the order, the Superior Court found that the act of the General Assembly that repealed the tax exemption on State and local government retirement benefits is null, void, and unenforceable and that retirement benefits which were vested before August 1989 are exempt from taxation. The North Carolina Attorney General has appealed this order.

         The North Carolina Attorney General's Office estimates that the amount in controversy is approximately $40-$45 million annually for the tax years 1989 through 1991. In addition, it is anticipated that the decision reached in this case will govern the resolution of tax refund claims made by retired state and local government employees for taxes paid on retirement benefit income for tax years after 1991. Furthermore, if the order of the Superior Court is upheld, its provisions would apply prospectively to prevent future taxation of State and local government retirement benefits that were vested before August 1989.

         3. Fulton Corp. v. Justus. The State's intangible personal property tax levied on certain shares of stock was challenged by the plaintiff on grounds that it violated the United States Constitution Commerce Clause by discriminating against stock issued by corporations that do all or part of their business outside the State. The plaintiff in the action was a North Carolina corporation that did all or part of its business outside the State. The plaintiff sought to invalidate the tax in its entirety and to recover tax paid on the value of its shares in other corporations. The North Carolina Court of Appeals invalidated the taxable percentage deduction and excised it from the statute beginning with the 1994 tax year. The effect of this ruling was to increase collections by rendering all stock taxable on 100% of its value. The North Carolina Supreme Court reversed the Court of Appeals and held that the tax was valid and constitutional. The United States Supreme Court reversed, ruled in the plaintiff's favor that the tax was discriminatory, and ordered the case back to the State Court for a ruling on the appropriate remedy. It is anticipated that the State Court will order the State of North Carolina to pay refunds aggregating between $130 million and $140 million, including interest, although other alternative remedies are possible. In April 1995, the North Carolina General Assembly repealed North Carolina's intangible personal property tax, effective for taxable years beginning on or after January 1, 1995.

         On November 2, 1993, a total of $740 million general obligation bonds (consisting of $310 million University Improvement Bonds, $250 million Community College Bonds, $145 million Clean Water Bonds, and $35 million State Parks Bonds) were approved by the voters of the State. Pursuant to this authorization, the State issued $400 million general obligation bonds (Capital Improvement Bonds) in January, 1994. The proceeds of these Capital Improvement Bonds may be used for any purpose for which the proceeds of the University Improvement Bonds, Community College Bonds, and State Parks Bonds may be used (none of such proceeds may be used for Clean Water purposes). An additional $60 million general obligation bonds (Clean Water Bonds) were issued in September and October, 1994. The remaining $85 million in general obligation bonds (Clean Water Bonds) were issued in June and July, 1995. The offering of the remaining $195 million of these authorized bonds is anticipated to occur during January, 1997.

         In its 1996 Short Session, the North Carolina General Assembly approved additional North Carolina general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November, 1996.

         Currently, Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and Fitch Investors Service, Inc. rate North Carolina general obligation bonds Aaa, AAA, and AAA, respectively. See the Appendix to this Statement of Additional Information.

Special Considerations Regarding Investment in South Carolina Tax-Exempt Obligations

         The concentration of investments in South Carolina Tax-Exempt Obligations by the South Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of South Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the South Carolina Fund and it portfolio securities. This section briefly describes current economic trends in South Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of South Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The Group has not independently verified this information.

         The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if a deficit arises, such deficit must be provided for in the succeeding fiscal year. The State Constitution also provides that the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. In the November 1984 general election the electorate approved a constitutional amendment providing that annual increases in State appropriations may not exceed the average growth rate of the economy of the State and that the annual increases in the number of State employees may not exceed the average growth of the population of the State. The State Constitution also establishes a General Reserve Fund to be maintained in an amount equal to 4% of General Fund revenue for the latest fiscal year. Despite the efforts of the State Budget and Control Board, deficits were experienced in the fiscal years ending June 30, 1981, 1982, 1985 and 1986. All such deficits have been funded out of the General Reserve Fund. For the fiscal years ending June 30, 1983 and 1984, the State had cash surpluses.

         In the November 1988 general election the electorate approved a constitutional amendment reducing from 4% to 3% the amount of General Fund revenue which must be kept in the General Reserve Fund and removing the provisions requiring a special vote to adjust this percentage. The amendment also created a Capital Reserve Fund equal to 2% of General Fund revenue. Before March 1 of each year, the Capital Reserve Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1, the Capital Reserve Fund may be appropriated by a special vote in separate legislation by the General Assembly to finance in cash previously authorized capital improvement bond projects, retire bond principal or interest on bonds previously issued, and for capital improvements or other nonrecurring purposes which must be ranked in order of priority of expenditure. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item which has been reduced due to application of the monies to year-end deficit, must go back to the General Fund.

         For the fiscal year ended June 30, 1989, the State had a surplus of $129,788,135. At June 30, 1989, the balance in the General Fund was $87,999,428.

         Because of anticipated revenue shortfalls for the fiscal year 1989-1990, the State Budget and Control Board committed $42.4 million of the $58.7 million Capital Reserve Fund in April 1990. Lack of sufficient funding at year-end resulted in an additional use of $4.5 million from the Capital Reserve Fund. After the above reductions, the State had a fiscal year 1989-90 surplus of $13,159,892 which was used to fund supplemental appropriations at $1,325,000 and the Capital Reserve Fund at $11,834,892. At June 30, 1990, the balance in the General Reserve Fund was $94,114,351.

         During fiscal year 1990-1991, the State Budget and Control Board approved mid-year budget changes in November 1990 and again in February 1991, to offset lower revenue estimates. Those changes included committing the Capital Reserve Fund appropriation and reducing agency appropriations in an additional amount necessary to offset (together with automatic expenditure reductions that are tied to revenue levels) what would otherwise be a projected deficit of approximately $132.6 million. In May 1991, the Budget and Control Board, responding to April revenue figures and unofficial estimates indicating an additional shortfall of $30 to $50 million, ordered an immediate freeze on all personnel activities, from hiring to promotions; a freeze on purchasing, with limited exceptions; and an indefinite halt to new contracts and contract renewals. The Board also asked the General Assembly for the power to furlough government workers periodically during the next fiscal year.

         In the past, the State's budgetary accounting principles allowed revenue to be recorded only when the State received the related cash. On July 30, 1991, the Budget and Control Board approved a change in this principle for sales tax revenue beginning with the fiscal year ended June 30, 1991. The Board's resolution requires that sales taxes collected by merchants in June and received by the State in July be reported as revenue in June rather than in July. This change resulted in a $5.2 million decrease in reported 1990-1991 sales tax revenue and a one-time $83.1 million addition to fund balance. The one-time adjustment increases the Fund balance to the level it would be if the new principle had been in effect in years before 1990-1991. Following such action, the year-end balance in the General Reserve Fund was $33.4 million.

         On July 26, 1991, the Board of Economic Advisors advised the Budget and Control Board that it projected a revenue shortfall of $148 million for the fiscal year 1991-1992 budget of $3.581 billion. In response, the Budget and Control Board eliminated the 2% Capital Reserve Fund appropriation of $65.9 million and reduced other expenditures across the board by 3%. On February 10, 1992, the Board of Economic Advisers advised the Budget and Control Board that it had revised its estimate of revenues for the current fiscal year downward by an additional $55 million. At its February 11, 1992 meeting, the Budget and Control Board responded by imposing an additional 1% across the board reduction of expenditures (except with respect to approximately $10 million for certain agencies). At its February 13, 1992 meeting, the Budget and Control Board restored a portion of the 1% reduction to four education-related agencies totalling approximately $5.7 million. These expenditure reduction measures, when coupled with revenue increases projected by the Budget and Control Board, resulted in an estimated balance of approximately $1.4 million in the General Fund for the fiscal year 1991-1992. Despite such actions, expenditures exceeded revenues by $38.2 million and, as required by the South Carolina Constitution, such amount was withdrawn from the General Reserve Fund to cover the shortfall.

         On August 22, 1992, the Budget and Control Board adopted a plan to reduce appropriations under the 1992 Appropriations Act because of revenue shortfall projections of approximately $200 million for the 1992-1993 fiscal year. These reductions were based on the rate of growth in each agency's budget over the past year. On September 15, 1992, the Supreme Court of South Carolina enjoined the Budget and Control Board from implementing its proposed plan for budget reductions on the grounds that the Board had authority to make budget reductions only across the board based on total appropriations. In response to this decision, the Board instituted a 4% across the board reduction. On November 10, 1992, the Budget and Control Board permanently reduced the $88.1 million in appropriations which were set aside on September 15, 1992. This action along with improved actual revenue collections created a budgetary surplus of approximately $101 million.

        The State had budgetary surpluses for the fiscal years ended June 30, 1994 ($217.48 million), 1995 ($392.68 million) and 1996 ($316.7 million). During those fiscal years, the General Assembly authorized supplemental appropriations contingent upon the existence of sufficient year-end surpluses ($165.2 million in 1993-94, $227.1 million in 1994-95 and $324.0 million in 1995-96). However, in Fiscal Year ended June 30, 1996, the actual surplus fell short of projections and $87.8 million of supplemental appropriations could not be funded. In Fiscal Years when the actual surpluses exceeded the supplemental appropriations, the surplus funds were applied to (i) fund items appropriated from Capital Reserve monies, (ii) maintain full funding of the General Reserve; (iii) property tax relief; and (iv) such other purposes as directed by the General Assembly.

        The State of South Carolina has not defaulted on its bonded debt since 1879, as noted above. However, the State did experience certain budgeting difficulties over several recent fiscal years through June 30, 1993, resulting in mid-year cutbacks in funding of state agencies in those years. Such difficulties have not to date impacted on the State's ability to pay its indebtedness but did result in Standard & Poor's Rating Service lowering its rating on South Carolina general obligation bonds from AAA to AA+ on January 29, 1993. South Carolina's general obligation bonds are rated Aaa by Moody's Investor's Services, Inc. In addition, with the State's economy improving since January 1993, the State regained its AAA rating from Standard & Poor's Rating Service on July 9, 1996. Such ratings apply only to the general obligation bonded indebtedness of the State, and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State. There can be no assurance that the economic conditions on which the above ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.

         South Carolina is primarily a manufacturing state. In 1996, 21.8% of all jobs in the State were in the manufacturing industry, compared to 15.3% nationally. While the textile industry is still the major industrial employer in the State, since 1950 the State's economy has undergone a gradual transition. The economic base of the State has diversified as the trade and service sectors developed and with the added development of the durable goods manufacturing industries.

         Personal income in South Carolina grew four and seven-tenths percent (4.7%) during 1996 compared to income growth of five and four-tenths percent (5.4%) nationwide and five and six-tenths percent (5.6%) in the Southeast. Over the last five (5) years (1991-1996) personal income in South Carolina rose at a compounded annual rate of six and one-tenth percent (6.1%), falling short of the annual income growth for the Southeast region, at six and eight-tenths percent (6.80%), and outpacing the five and nine-tenths percent (5.90%) growth in the United States in the same period.

        Through May 1997, the State's economy has added 23,500 jobs compared to 31,800 jobs in the same period in 1996, employment in the State increased one and four-tenths percent (1.4%) while the rate of employment growth in the United States was two and one-tenth percent (2.1%). Except for January and February when the unemployment rates in the State were lower than the national rates, monthly unemployment rates in the State were above national rates during 1996. The unemployment rate for May 1997, the latest month available for South Carolina was [the same as] the nation's rate at four and eight-tenths percent (4.8%).

Special Factors Affecting the South Carolina Tax-Exempt Series

         The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State of South Carolina or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on real property and certain personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose which is also a corporate purpose of the applicable political subdivision.

         Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made. Under Article X of the Constitution of the State of South Carolina, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of all taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the South Carolina Constitution provides for withholding by the State Treasurer of any state appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, shall be applied to the bonded debt. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on general obligation bonds.

         Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.


                      MANAGEMENT OF BB&T MUTUAL FUNDS GROUP

Officers

         The officers of each Fund of the Group, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):




                        Position(s) Held        Principal Occupation
Name and Address        With the Group          During the Past 5 Years
----------------        ----------------        -----------------------
George R. Landreth      Treasurer               From December, 1992 to present, employee of
                                                BISYS Fund Services; from July, 1991 to
                                                December, 1992, employee of PNC Financial
                                                Corp.; from October, 1984 to July, 1991,
                                                employee of The Central Trust Co., N.A.

Richard B. Ille         President and           From July 1990 to present, employee of BISYS
                        Secretary               Fund Services; from May 1989 to July 1990,
                                                employee of BISYS Fund Services Ohio, Inc.

Alaina V. Metz          Assistant Secretary     From June 1995 to present, employee, BISYS
                                                Fund Services; from May 1989 - June 1995,
                                                Supervisor, Mutual Fund Legal Department,
                                                Alliance Capital Management.

Steven G. Mintos        Vice President          From January, 1987 to present, employee and
                                                Limited Partner of BISYS Fund Services; from
                                                1988 to present, Vice President of BISYS
                                                Fund Services Ohio, Inc., in 1986, Vice
                                                President of BISYS Fund Services Ohio, Inc.

D'Ray Moore             Assistant Secretary     From February, 1990 to present, employee of
                                                BISYS Fund Services.

Carl Juckett            Vice President          From July, 1994 to present, employee of
                                                BISYS Fund Services; from January, 1989 to
                                                July, 1994, manager, Broker/Dealer and
                                                Investment Accounting Systems, Huntington
                                                Bank.

Dana Gentile            Vice President          From 1987 to present, employee of BISYS Fund
                                                Services

         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Group for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Group for acting as Transfer Agent and for providing fund accounting services to the Group.

                              COMPENSATION TABLE(1)

                            Aggregate       Pension or             Estimated        Total
                            Compensation    Retirement Benefits    Annual           Compensation
Name of Person,             from the        Accrued As Part        Benefits Upon    from the Group
Position                    Group           of Fund Expenses       Retirement       Paid to Trustee
--------                    -----           ----------------       ----------       ---------------
J. David Huber(2)             None          None                   None               None
Chairman of the Board

W. Ray Long                   None          None                   None               None
Trustee

William E. Graham           $7,500          None                   None             $7,500
Trustee

Thomas W. Lambeth           $7,500          None                   None             $7,500
Trustee

Robert W. Stewart           $7,500          None                   None             $7,500
Trustee

Sean M. Kelly(2)              None          None                   None               None
Chairman of the Board

(1) Figures are for the Funds' fiscal year ended September 30, 1996. The Group includes twelve separate series.

(2) Mr. Huber resigned from the Board on December 12, 1996 and Mr. Kelly resigned from the Board on March 30, 1997.


Investment Adviser

         Investment advisory and management services are provided to each Fund of the Group by BB&T pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated October 1, 1992.

         The Advisory Agreement provides that BB&T shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T in the performance of its duties, or from reckless disregard by BB&T of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect until September 30, 1997 as to each of the Funds and from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal year ended September 30, 1996, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury Fund: $731,113; Short-Intermediate U.S. Government Fund: $288,263 (which is $57,944 less than the maximum amount of advisory fees, if charged); Intermediate U.S. Government
Fund: $531,655 (which is $106,977 less than the maximum amount of advisory fees, if charged); Growth and Income Stock Fund $1,005,731 (which is $484,272 less than the maximum amount of advisory fees, if charged); North Carolina Tax-Free
Fund: $179,367 (which is $35,889 less than the maximum amount of advisory fees, if charged); Balanced Fund: $371,267 (which is $178,695 less than the maximum amount of advisory fees, if charged) and Small Company Growth Fund: $307,915 (which is $796 less than the maximum amount of advisory fees, if charged). The Funds of Funds, the International Equity Fund, the South Carolina Fund, the Large Company Growth Fund, and the Prime Money Market Fund had not commenced operations as of September 30, 1996.

         For the fiscal year ended September 30, 1995, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury Fund: $388,183 (which is $21,654 less than the maximum amount of advisory fees, if charged); Short-Intermediate Fund: $228,774 (which is $74,712 less than the maximum amount of advisory fees, if charged); Intermediate Bond Fund: $353,884 (which is $116,052 less than the maximum amount of advisory fees, if charged); Growth and Income Fund $530,197 (which is $328,103 less than the maximum amount of advisory fees, if charged); North Carolina Fund: $170,331 (which is $56,780 less than the maximum amount of advisory fees, if charged); and Balanced Fund: $224,803 (which is $144,035 less than the maximum amount of advisory fees, if charged). For the period from commencement of operations, December 7, 1994, to September 30, 1995 the Small Company Growth Fund paid $67,765 in investment advisory fees to BB&T (which is $497 less than the maximum amount of advisory fees, if charged). The Funds of Funds , the International Equity Fund, the South Carolina Fund, the Large Company Growth Fund, and the Prime Money Market Fund had not commenced operations as of September 30, 1995.

         For the fiscal year ended September 30, 1994, the Funds paid the following investment advisory fees to BB&T: U.S. Treasury Fund: $204,566 (which is $118,916 less than the maximum amount of advisory fees, if charged); Short-Intermediate Fund: $130,609 (which is $180,250 less than the maximum amount of advisory fees, if charged); Intermediate Bond Fund: $173,548 (which is $237,363 less than the maximum amount of advisory fees, if charged); Growth and Income Fund: $242,139 (which is $465,855 less than the maximum amount of advisory fees, if charged); North Carolina Fund: $94,776 (which is $128,836 less than the maximum amount of advisory fees, if charged); and Balanced Fund: $96,932 (which is $173,034 less than the maximum amount of advisory fees, if charged).

Investment Sub-Advisers

         Investment sub-advisory and management services are provided to the Small Company Growth Fund by PNC Equity Advisors Company ("PEAC") pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of February 13, 1997 between BB&T and PEAC.

         The Sub-Advisory Agreement provides that PEAC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Group in connection with the performance of such Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of PEAC in the performance of its duties, or from reckless disregard by PEAC of its duties and obligations thereunder.

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 1997 and thereafter will continue from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or, on 60 days' written notice, by PEAC or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal year ended September 30, 1996 and for the period from commencement of operations, December 7, 1994, to September 30, 1995, the Small Company Growth Fund paid $154,356 and $34,132, respectively, in investment sub-advisory fees to PNC Bank, the former sub-adviser to the Fund.

         Investment sub-advisory and management services are provided to the International Equity Fund by CastleInternational Asset Management Limited ("CastleInternational"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of January 2, 1997 between BB&T and
CastleInternational.

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until December 31, 1997 and thereafter will continue from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL

INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, on 60 days' written notice by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, by CastleInternational, or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         Investment sub-advisory and management services are provided to the Prime Money Market Fund by PNC Institutional Management Corporation ("PIMC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of April 30, 1997 between BB&T and PIMC.

         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September, 1998 and thereafter will continue from year to year if such continuance is approved at least annually by the Group's Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or on 60 days' written notice by PIMC or by BB&T. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Group may include descriptions of each investment sub-adviser including, but not limited to, (i) descriptions of the sub-adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the sub-adviser's operations.

Portfolio Transactions

         Pursuant to the Advisory Agreement, BB&T and each Sub-Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Large Company Growth Fund, Small Company Growth Fund, International Equity Fund and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While BB&T and each Sub-Adviser generally seek competitive spreads or commissions, the Group may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         During the fiscal year ended September 30, 1996, the Growth and Income Fund paid aggregate brokerage commissions in the amount of $173,857. During the fiscal year ended September 30, 1996, BB&T directed brokerage transactions for the Growth and Income Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $77,196,850; aggregate commissions: $145,882.

         During the fiscal year ended September 30, 1996, the Balanced Fund paid aggregate brokerage commissions in the amount of $39,945. During the fiscal year ended September 30, 1996, BB&T directed brokerage transactions for the Balanced Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $20,263,088; aggregate commissions: $6,614.

         During the fiscal year ended September 30, 1996, the Small Company Growth Fund paid aggregate brokerage commissions in the amount of $18,046.

         Allocation of transactions, including their frequency, to various dealers is determined by BB&T and each Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by BB&T and each Sub-Adviser and does not reduce the advisory fees payable to BB&T or each Sub-Adviser. Such information may be useful to BB&T or each Sub-Adviser in serving both the Group and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BB&T or each Sub-Adviser in carrying out its obligations to the Group.

         Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable rules and regulations, neither BB&T nor the Sub-Advisers will execute portfolio transactions on behalf of the Funds through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with BB&T, a Sub-Adviser, BISYS Fund Services, or their affiliates, and will not give preference to BB&T's or PNC Bank's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund of the Group are made independently from those for the other Funds or any other investment company or account managed by BB&T or any Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Group. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T or the Sub-Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T or the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the Group, BB&T or the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of BB&T or a Sub-Adviser or their parents, subsidiaries, or affiliates, and, in dealing with their customers, BB&T or a Sub-Adviser and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Group.

Glass-Steagall Act

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         BB&T and PNC Bank believe that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement and Sub-Advisory Agreements. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T or PNC Bank from continuing to perform such services for the Group. Depending upon the nature of any changes in the services which could be provided by BB&T or PNC Bank, the Board of Trustees of the Group would review the Group's relationship with BB&T and the Sub-Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T or any Sub-Adviser or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Group, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

Manager and Administrator

         BISYS serves as administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of October 1, 1992, as amended (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T under the Advisory Agreement and PEAC, CastleInternational, and PIMC under the Sub-Advisory Agreements, those performed by Star Bank, N.A. and Bank of New York under their custodial services agreements with the Group and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the Group). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the U.S. Treasury Fund and the Prime Money Market Fund, to maintain office facilities for the Group, to maintain the Group's financial accounts and records, and to furnish the Group statistical and research data and certain bookkeeping services, and certain other services required by the Group. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Group's operations (other than those performed by BB&T under the Advisory

Agreement and PEAC, CastleInternational and PIMC under the Sub-Advisory Agreements, those by Star Bank, N.A. and Bank of New York under its custodial services agreements with the Group and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the Group. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (.20%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by the Group and the Administrator. A fee agreed to in writing from time to time by the Group and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996 each of the Funds paid the following administration fees to the Administrator: U.S. Treasury Fund: $161,741, $204,919, and 365,557 respectively; Short-Intermediate Fund: $103,554, $101,143, and $115,305 respectively; Intermediate Bond Fund: $136,908, $156,602, and $212,620 respectively; Growth and Income Fund: $191,291, $231,669 (which is $282 less than the maximum amount of administration fees, if charged), and $402,293 respectively; North Carolina Fund: $22,474, $56,787 (which is $18,917 less than the maximum amount of administration fees, if charged), and $53,810 (which is $17,942 less than the maximum amount of administration fees, if charged) respectively; and Balanced Fund: $71,791, $99,630, and $148,506, respectively. For the period from commencement of operations to September 30, 1995 and for the fiscal year ended September 30, 1996, the Small Company Growth Fund paid $13,553 in administration fees to the Administrator (which is $95 less than the maximum amount of administration fees, if charged) and $61,583, respectively. As of September 30, 1996, the Funds of Funds, the International Equity Fund, the South Carolina Fund, the Large Company Growth Fund, and the Prime Money Market Fund had not yet commenced operations and therefore paid no administration fees for any of the above-mentioned periods.

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), will continue until September 30, 1997. Thereafter, the Administration Agreement shall be renewed automatically for successive five year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the Group's Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Group in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor

         BISYS serves as distributor to each Fund of the Group pursuant to a Distribution Agreement dated October 1, 1993, (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         The fee of .50% of average daily net assets of Class A Shares of each Fund (which has been voluntarily reduced to .25%) and the fee of 1.00% of average daily net assets of Class B Shares of each Fund payable under the Fund's Distribution Plan, to which Class A and Class B Shares of each Fund of the Group are subject, is described in the Class A and Class B Prospectus.

         For the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996, each of the Funds paid the following fees under the Distribution Plan for Investor Shares (now redesignated as Class A Shares): U.S. Treasury Fund: $2,502, $14,832 (which is $14,832 less than the maximum amount of fees under the Distribution Plan, if charged), and $52,079 (which is $56,370 less than the maximum amount of fees under the Distribution Plan, respectively; Short-Intermediate Fund: $27,203, $19,162 (which is $19,117 less than the maximum amount of fees under the Distribution Plan, if charged), and $16,736 (which is $16,727 less than the maximum amount of fees under the Distribution Plan, respectively; Intermediate Bond Fund: $17,090, $15,210 (which is $15,187 less than the maximum amount of fees under the Distribution Plan, if charged), and $10,896 (which is $10,876 less than the maximum amount of fees under the Distribution Plan, respectively; Growth and Income Stock Fund: $18,374, $21,918 (which is $21,955 less than the maximum amount of fees under the Distribution Plan, if charged), and $36,560 (which is $36,674 less than the maximum amount of fees under the Distribution Plan, respectively; North Carolina Fund: $20,507, $13,671 (which is $31,865 less than the maximum amount of fees under the Distribution Plan, if charged), and $13,524 (which is $31,563 less than the maximum amount of fees under the Distribution Plan, respectively; and Balanced
Fund: $16,172, $20,985 (which is $20,993 less than the maximum amount of fees under the Distribution Plan, if charged), and $28,015 (which is $28,058 less than the maximum amount of fees under the

Distribution Plan, respectively. For the fiscal year ended September 30, 1996 and for the period from commencement of operations, December 7, 1994, to September 30, 1995, the Small Company Growth Fund paid $935 in fees under the Distribution Plan for Class A Shares (which is $950 less than the maximum amount of fees under the Distribution Plan, if charged) and $9,343 (which is $9,430 less than the maximum amount of fees under the Distribution Plan.

         For the period from January 1, 1996 to September 30, 1996, each of the Funds paid the following fees under the Distribution Plan for Class B Share:
U.S. Treasury Fund: $5,530; Intermediate U.S. Government Fund: $1,386; Growth and Income Stock Fund: $14,031; Balanced Fund: $11,185; and Small Company Growth
Fund: $10,500.

         The Distribution Plan was initially approved on August 18, 1992 by the Fund's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). An Amended and Re-Executed Distribution Plan was approved on February 7, 1997. The Distribution Plan provides for fees only upon the Class A and Class B Shares of each Fund.

         On October 1, 1993, The Winsbury Company (now known as BISYS Fund Services) and its affiliated companies, including The Winsbury Service Corporation (now known as BISYS Fund Services Ohio, Inc.), were acquired by the BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the Group, and is materially identical to the terminated distribution agreement.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class B Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A and Class B Shares. The Group's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

Custodian

         Star Bank, N.A. serves as the Group's Custodian. Bank of New York serves as the International Equity Fund's Custodian.

Transfer Agent and Fund Accounting Services

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each Fund of the Group pursuant to a Transfer Agency Agreement with the Group.

         BISYS Fund Services Ohio, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Group. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. receives a fee from each Fund at the annual rate of .03% of such Fund's average daily net assets, subject to a minimum annual fee.

Independent Accountants

         KPMG Peat Marwick LLP ("KPMG") has been selected as independent certified public accountants. KPMG's address is Two Nationwide Plaza, Suite 1600, Columbus, Ohio 43215.

Legal Counsel

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 are counsel to the Group.


                             PERFORMANCE INFORMATION

Yields of the Money Market Funds

         As summarized in the Prospectuses of the U.S. Treasury Fund and the Prime Money Market Fund under the heading "Performance Information," the "yield" of the U.S. Treasury Fund and the Prime Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the

"effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         With respect to Investor Shares (now redesignated as Class A Shares), for the seven-day period ended March 31, 1997, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 4.41% and 4.54%, respectively. With respect to Trust Shares, for the seven-day period ended March 31, 1997, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 4.64% and 4.75%, respectively. With respect to the Class B Shares, for the seven-day period ended March 31, 1997, the yield and effective yield of the U.S. Treasury Fund calculated as described above was 3.64% and 3.71%.

Yields of the Other Funds of the Group

         As summarized in the Prospectuses under the heading "Performance Information," yields of the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, International Equity Fund, and the Funds of Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:

                                            a-b
                        30-Day Yield = 2[( ----- +1)6-1]
                                            cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         The North Carolina and South Carolina Funds may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the North Carolina and South Carolina Funds' yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the North Carolina and South Carolina Funds is computed by dividing that portion of the effective yield of the North Carolina and South Carolina Funds which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         With respect to Investor Shares (now redesignated as Class A Shares), for the 30-day period ended March 31, 1997, the yields of the Funds were as follows: Short-Intermediate Fund -- 5.16% (with maximum sales load) and 5.27% (with no sales load); Intermediate Bond -- 5.39% (with maximum sales load) and 5.65% (with no sales load); North Carolina Fund -- 3.68% (with maximum sales load) and 3.76% (with no sales load); and Balanced Fund -- 3.41% (with maximum sales load) and 3.58% (with no sales load). With respect to Class A Shares, the tax-equivalent yield for the North Carolina Fund for the same period was 6.09% (with maximum sales load) and 6.23% (with no sales load).

        With respect to Class B Shares for the 30-day period ended March 31, 1997, the yields of the Funds were as follows: Intermediate Bond -- 4.89% and Balanced Fund -- 2.80%.

        With respect to Trust Shares, for the 30-day period ended March 31, 1997, the yields of each of the Funds (with no sales load) were as follows:
Short-Intermediate Fund -- 5.16%; Intermediate Bond Fund -- 5.90%; North Carolina Fund -- 3.91%; and Balanced Fund -- 3.83%. With respect to Trust Shares, the tax-equivalent yield for the North Carolina Fund for the same period was 6.47%.

         There is no yield information available for the Funds of Funds , the South Carolina Fund and the Large Company Growth Fund which had not commenced operations as of the date of this Statement of Additional Information.

         Investors in the Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, International Equity Fund, and Funds of Funds, are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

Calculation of Total Return

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

         With respect to Investor Shares (now redesignated as Class A Shares), for the one-year period ended March 31, 1997, average annual total returns (with maximum sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina Tax-Free, Balanced, and Small Company Growth Funds were 1.55%, -1.78%, 13.26%, .66%, 5.40% and -11.77%, respectively. For the same period, average annual total returns (without sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina Tax-Free, U.S. Treasury, Balanced, and Small Company Growth Funds were 3.62%, 2.85%, 18.56%, 2.75%, 4.39%, 10.39% and -7.61%, respectively.

         With respect to Trust Shares, for the one-year period ended March 31, 1997, average annual total return for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced and Small Company Growth Funds were 3.88%, 3.22%, 18.81%, 2.90%, 4.62%, 10.78% and -7.29%, respectively. The Funds of Funds, the South Carolina Fund and the Large Company Growth Fund had not commenced operations as of March 31, 1997.

        With respect to Class B Shares, for the one-year period ended March 31, 1997, average annual total returns (with maximum sales load) for the Intermediate Bond, Growth and Income, Balanced, Small Company Growth and
U.S. Treasury Funds were -1.57%, 13.57%, 5.65%, -12.14%, and 3.58%
respectively. For the same period, average annual total returns (without sales load) for the Intermediate Bond, Growth and Income,

U.S. Treasury, Balanced and Small Company Growth Funds were 2.29%, 17.57%, -1.39%, 9.66% and -8,48%, respectively.

        With respect to Investor Shares (now redesignated as Class A Shares), for the period since commencement of operations of each of the Funds through March 31, 1997, average annual total returns (with maximum sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, Balanced, Small Company Growth and International Equity Funds were 4.16%, 3.91%, 14.37%, 3.32%, 8.57%, 20.29% and -1.29%, respectively. For the same period, average annual total returns (without sales load) for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced, Small Company Growth and International Equity Funds were 4.64%, 4.97%, 15.54%, 3.78%, 3.75%, 9.91%, 22.70%, and 3.35%, respectively.

         With respect to Trust Shares, for the period since commencement of operations of each of the Funds through March 31, 1997, average annual total return for the Short-Intermediate, Intermediate Bond, Growth and Income, North Carolina, U.S. Treasury, Balanced and Small Company Growth Funds were 4.89%, 5.25%, 15.84%, 3.91%, 3.97%, 10.13% and 23.06%, respectively. The Funds of
Funds, the South Carolina Fund and the Large Company Growth Fund had not commenced operations as of March 31, 1997.

        With respect to Class B Shares, for the period since commencement of operations of each of the Funds through March 31, 1997, average annual total returns (with maximum sales load) for the Intermediate Bond, Growth and Income, Balanced, Small Company Growth and International Equity Funds were -4.28%, 14.20%, 5.34%, .28%, .20%, and -1.74%, respectively. For the same period, average annual total returns (without sales load) for the Intermediate Bond, Growth and Income, U.S. Treasury, Balanced, Small Company Growth, and International Equity Funds were -1.28%, 17.30%, 3.48%, 8.49%, 3.39%, and 3.27%
respectively.

         The yields, effective yields, tax-equivalent yields, tax-equivalent effective yields, and total return set forth above were calculated for each class of each Fund's Shares. No yield information is available for the Funds of Funds , the South Carolina Fund or the Large Company Growth Fund, which had not commenced operations as of the date of this Statement of Additional Information.

         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

Performance Comparisons

         Yield and Total Return. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper

Analytical Services as having the same investment objectives may from time to time be included in advertisements.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Morgan Stanley Capital International Europe, Australia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of all domestically listed stocks.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized statistical rating organization ("NRSRO").

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by BB&T or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         In addition, with respect to the North Carolina and South Carolina Funds, the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the table below presents the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 3.00% to 5.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the North Carolina and South Carolina Funds, which may be higher or lower than those shown. The rates shown in the table below are subject to adjustment for the Internal Revenue Service inflation indexation. Investors should consult their tax advisers with specific reference to their own tax situation.

                  APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND

--------------------------------------------------------------------------------------------------------------------------------
SINGLE RETURN                        COMBINED
SAMPLE                    NORTH      FEDERAL AND
TAXABLE        FEDERAL    CAROLINA   N.C.                       ...... TAX-EXEMPT YIELDS ......
INCOME         MARGINAL   MARGINAL   MARGINAL
(1997)         TAX RATE   TAX RATE   TAX RATE    3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
--------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$12,750        15.00%     6.00%      20.10%      3.75%    4.38%    5.01%    5.63%    6.26%    6.88%     7.51%     8.14%     8.76%

FROM
$12,751 TO
$24,650        15.00%     7.00%      20.95%      3.80%    4.43%    5.06%    5.69%    6.33%    6.96%     7.59%     8.22%     8.86%

FROM
$24,651 TO
$59,750        28.00%     7.00%      33.04%      4.48%    5.23%    5.97%    6.72%    7.47%    8.21%     8.96%     9.71%    10.45%

FROM
$59,751 TO
$60,000        31.00%     7.00%      35.83%      4.68%    5.45%    6.23%    7.01%    7.79%    8.57%     9.35%    10.13%    10.91%

FROM
$60,001 TO
$124,650       31.00%     7.75%      36.35%      4.71%    5.50%    6.28%    7.07%    7.86%    8.64%     9.43%    10.21%    11.00%

FROM
$124,651 TO
$271,050       36.00%     7.75%      40.96%      5.08%    5.93%    6.78%    7.62%    8.47%    9.32%    10.16%    11.01%    11.86%

OVER
$271,050       39.60%     7.75%      44.28%      5.38%    6.28%    7.18%    8.08%    8.97%    9.87%    10.77%    11.67%    12.56%

                                           APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND
MARRIED
FILING JOINTLY                       COMBINED
SAMPLE                    NORTH      FEDERAL AND
TAXABLE        FEDERAL    CAROLINA   N.C.                      ...... TAX-EXEMPT YIELDS ......
INCOME         MARGINAL   MARGINAL   MARGINAL
(1997)         TAX RATE   TAX RATE   TAX RATE    3.00     3.50%    4.00%    4.50%    5.00%    5.50%     6.00%     6.50%     7.00%
--------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$21,250        15.00%     6.00%      20.10%      3.75%    4.38%    5.01%    5.63%    6.26%    6.88%     7.51%     8.14%     8.76%

FROM
$21,251 TO
$41,200        15.00%     7.00%      20.95%      3.80%    4.43%    5.06%    5.69%    6.33%    6.96%     7.59%     8.22%     8.86%

FROM
$41,201 TO
$99,600        28.00%     7.00%      33.04%      4.48%    5.23%    5.97%    6.72%    7.47%    8.21%     8.96%     9.71%    10.45%

FROM
$99,601 TO
$100,000       31.00%     7.00%      35.83%      4.68%    5.45%    6.23%    7.01%    7.79%    8.57%     9.35%    10.13%    10.91%

FROM
$100,001 TO
$151,750       31.00%     7.75%      36.35%      4.71%    5.50%    6.28%    7.07%    7.86%    8.64%     9.43%    10.21%    11.00%

FROM
$151,751 TO
$271,050       36.00%     7.75%      40.96%      5.08%    5.93%    6.78%    7.62%    8.47%    9.32%    10.16%    11.01%    11.86%

OVER
$271,050       39.60%     7.75%      44.28%      5.38%    6.28%    7.18%    8.08%    8.97%    9.87%    10.77%    11.67%    12.56%

                  APPROXIMATE YIELD TABLE: SOUTH CAROLINA FUND

------------------------------------------------------------------------------------------------------------------------------------
SINGLE RETURN                       COMBINED
SAMPLE                   SOUTH      FEDERAL AND
TAXABLE       FEDERAL    CAROLINA   S.C.                       ...... TAX-EXEMPT YIELDS ......
INCOME        MARGINAL   MARGINAL   MARGINAL
(1997)        TAX RATE   TAX RATE   TAX RATE    3.00     3.50%    4.00%     4.50%     5.00%     5.50%     6.00%     6.50%     7.00%
------------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$2250         15.00%     2.50%       17.12%    3.62%     4.22%    4.83%     5.43%     6.03%     6.64%     7.24%     7.84%     8.45%

FROM
$225 TO
$4500         15.00%     3.00%       17.15%    3.62%     4.22%    4.83%     5.43%     6.04%     6.64%     7.24%     7.85%     8.45%

FROM
$4501 TO
$6750         15.00%     4.00%       18.40%    3.68%     4.29%    4.90%     5.51%     6.13%     6.74%     7.35%     7.97%     8.58%

FROM
$6751 TO
$9000         15.00%     5.00%       19.25%    3.72%     4.33%    4.95%     5.57%     6.19%     6.81%     7.43%     8.05%     8.67%

FROM
$9000 TO
$11,250       15.00%     6.00%       20.10%    3.75%     4.38%    5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%

FROM
$11,251 TO
$24,650       15.00%     7.00%       20.95%    3.80%     4.43%    5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.86%

FROM
$24,651 TO
$59,750       28.00%     7.00%       33.04%    4.48%     5.23%    5.97%     6.72%     7.47%     8.21%     8.96%     9.71%    10.45%

FROM
$59,751 TO
$60,000       31.00%     7.00%       35.83%    4.53%     5.29%    6.05%     6.80%     7.56%     8.31%     9.07%     9.82%    10.58%

FROM
$124,651 TO
$271,050      36.00%     7.00%       40.48%    5.04%     5.88%    6.72%     7.56%     8.40%     9.24%    10.08%    10.92%    11.76%

OVER
$271,050      39.60%     7.00%       43.83%    5.34%     6.23%    7.12%     8.01%     8.90%     9.79%    10.68%    11.57%    12.46%


                  APPROXIMATE YIELD TABLE: SOUTH CAROLINA FUND

------------------------------------------------------------------------------------------------------------------------------------
MARRIED FILING JOINTLY              COMBINED
SAMPLE                   SOUTH      FEDERAL AND
TAXABLE       FEDERAL    CAROLINA   S.C.                        ...... TAX-EXEMPT YIELDS ......
INCOME        MARGINAL   MARGINAL   MARGINAL
(1997)        TAX RATE   TAX RATE   TAX RATE    3.00     3.50%    4.00%     4.50%     5.00%     5.50%     6.00%     6.50%     7.00%
------------------------------------------------------------------------------------------------------------------------------------
FROM
$0 TO
$2250         15.00%     2.50%       17.12%    3.62%     4.22%    4.83%     5.43%     6.03%     6.64%     7.24%     7.84%     8.45%

FROM
$2251 TO
$4500         15.00%     3.00%       17.15%    3.62%     4.22%    4.83%     5.43%     6.04%     6.64%     7.24%     7.85%     8.45%

FROM
$4501 TO
$6750         15.00%     4.00%       18.40%    3.68%     4.29%    4.90%     5.51%     6.13%     6.74%     7.35%     7.97%     8.58%

FROM
$6751 TO
$9000         15.00%     5.00%       19.25%    3.72%     4.33%    4.95%     5.57%     6.19%     6.81%     7.43%     8.05%     8.67%

FROM
$9000 TO
$11,250       15.00%     6.00%       20.10%    3.75%     4.38%    5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%

FROM
$11,251 TO
$41,200       15.00%     7.00%       20.95%    3.80%     4.43%    5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.86%

FROM
$41,201 TO
$99,600       28.00%     7.00%       33.04%    4.48%     5.23%    5.97%     6.72%     7.47%     8.21%     8.96%     9.71%    10.45%

FROM
$99,601 TO
$151,750      31.00%     7.00%       35.83%    4.53%     5.29%    6.05%     6.80%     7.56%     8.31%     9.07%     9.82%    10.58%

FROM
$151,751 TO
$271,050      36.00%     7.00%       40.48%    5.04%     5.88%    6.72%     7.50%     8.40%     9.24%    10.08%    10.92%    11.76%

OVER
$271,050      39.60%     7.00%       43.83%    5.34%     6.23%    7.12%     8.01%     8.90%     9.79%    10.68%    11.57%    12.46%

         The "combined Federal and N.C. Marginal Tax Rate" represents the combined federal and North Carolina and South Carolina tax rates available to taxpayers who itemize deductions adjusted to account for the federal deduction of state taxes paid.

         Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the North Carolina and South Carolina Funds. Actual performance of the Funds may be more or less than that noted in the hypothetical illustrations.


                             ADDITIONAL INFORMATION

Organization and Description of Shares

         The Group was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Group's Agreement and Declaration of Trust has been amended two times: (1) on June 25, 1992 to change the Group's name, and (2) on August 18, 1992, to provide for the issuance of multiple classes of shares. A copy of the Group's Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Group presently has eleven series of Shares offered to the public which represent interests in the U.S. Treasury Fund, Prime Money Market Fund, Growth and Income Fund, North Carolina Fund, South Carolina Fund, Short-Intermediate Fund, Intermediate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, and International Equity Fund, respectively. The Group also offers three additional series of Shares which represent interests in the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, and the BB&T Capital Manager Growth Funds (the "Funds of Funds"). These Funds of Funds offer Trust Shares only. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Group's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         As described in the text of the Prospectuses following the caption "GENERAL INFORMATION -- Description of the Group and its Shares," shares of the Group are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Group and filed with the Group's custodian or by vote of the holders of two-thirds of the outstanding shares of the Group at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Shareholder and Trustee Liability

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Group's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Group and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Group shall be personally liable in connection with the administration or preservation of the assets of the Group or the conduct of the Group's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Group shall look solely to the assets of the Group for payment.

Miscellaneous

         The Group may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the Group, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the Group for the most recent fiscal year or half-year and to provide the views of the Investment Adviser and/or Group officers regarding expected trends and strategies.

         The organizational expenses of the Group have been allocated to each Fund and are being amortized over a period of two years from the commencement of the public offering of Shares of the Group. In the event any of the initial Shares of the Group are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Group subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The Group is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Group.

         As of June 5, 1997, the following persons owned of record or beneficially 5% or more of the Class A, Class B, or Trust Shares of the listed
Funds:


                U.S. Treasury Money Market Fund - Class A Shares

                                                                  Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Stephens, Inc.                         16,331,281.700      59.13%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

Joseph Riddle III and                  2,005,531.720                          7.26%
  George Armstrong
Trust Joseph P. Riddle III
  and Carolyn R. Armstrong
  and Sharlene R. Williams
Revocable Insurance Trust

P.O. Box 53646
Fayetteville, N.C.  28305


                 U.S. Treasury Money Market Fund - Trust Shares

                                                                  Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch                              155,343,454.320                       79.93%
Cash
Attn:  J. Michael Pollock
P.O. Box 2887
Wilson, NC  27894-1847

Benefit Service Corporation             14,669,311.230                        7.62%
Agnt BB&T Savings and
  Thrift Plan
1375 Peachtree St., Suite 300
Atlanta, GA  30309-0000

Branch Banking & Trust Co.              27,070,517.680                       13.41%
FBO Daily Recordkeeping Plans
Attn:  Corp Employee Benefit
  Serv/Ops Mgr
434 Fayetteville St., 4th Floor
Raleigh, N.C.  27601-1767


                U.S. Treasury Money Market Fund - Class B Shares

                                                                  Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Branch Banking & Trust Co.,                 93,052.790                        5.29%
Custodian
Robert A. Robertson
Rollover IRA
1001 Areheart St.
West Columbia, SC  29169

            Short Intermediate U.S. Government Fund - Class A Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Henry Fibers, Inc.                          74,639.014                       13.10%
Attn:  George F. Henry, Jr.
  President
P.O. Box 1675
Gastonia, NC  28053

Stephens, Inc.                              74,177.028     13.02%
For the Exclusive Benefit
  of Our Customers
111 Center Street
Little Rock, AR  72201


             Short Intermediate U.S. Government Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch Co.                            7,977,379.158                       78.47%
P.O. Box 2887
Wilson, NC 27894-2887

Hometown Bank Co.                          545,593.860      5.37%
c/o BB&T
P.O. Box 2887
Wilson, NC  27894-2887

CAP Co.                                    909,342.367                        8.95%
P.O. Box 2887
Wilson, NC  27894-2887

             Intermediate U.S. Government Bond Fund - Class A Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Stephens, Inc.                              78,413.380     17.13%
For the Exclusive Benefit of
  Our Customers
111 Center Street
Little Rock, AR  72201

Federated Bank Trust Agent                  53,806.089                       11.75%
Agnt For BB&T Trustee
FBO World Acceptance Corp.
Attn:  Trust OPS
P.O. Box 418
Pittsburgh, PA  15230-0418


              Intermediate U.S. Government Bond Fund - Trust Shares

                                                                  Percentage Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch Co.                            6,736,134.689                       48.56%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                            4,136,095.138                       29.82%
P.O. Box 2887
Wilson, NC  27894-2887

CAP Co.                                    774,139.764                        5.58%
P.O. Box 2887
Wilson, NC  27894-2887

CAP Co.                                    744,774.983                        5.37%
P.O. Box 2887
Wilson, NC  27894-2887

             Intermediate U.S. Government Bond Fund - Class B Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Indiraben D. Patel                           5,335.117                        9.66%
P.O. Box 95
Siler City, NC  27344

NC Foundation Seed Producers                 2,983.876                        5.40%
8220 Riley Hill Rd.
Zebulon, NC  27597

L.J. Inc.                                    5,520.996                        9.99%
Attn:  Keith Coffer
220 Stoneridge Dr., Suite 405
Columbia, SC  29210

Branch Banking & Trust Co.,                  3,904.866                        7.07%
Custodian
Eleanor G. Major
IRA Rollover
P.O. Box 125  105 S Academy
Varnville, SC  29944

Melvin Speight                               4,315.679                        7.81%
4607 Lauressie Ln
Grifton, NC  28530


                  Growth and Income Stock Fund - Class A Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Stephens, Inc.                             252,473.642     15.56%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

Federated Bank Trust Agent                  91,809.411                        5.66%
Agnt for BB&T Trustee
FBO World Acceptance Corp
Attn:  Trust Ops.
P.O. Box 418
Pittsburgh, PA  15230-0418


                   Growth and Income Stock Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch Co.                            5,772,820.293                       38.52%
P.O. Box 2887
Wilson, NC 27894-2887

Wilbranch Co.                            5,693,239.278                       37.99%
P.O. Box 2887
Wilson, NC  27894-2887

Benefit Service Corporation              1,049,284.372                        7.00%
Agnt BB&T Savings and
  Thrift Plan
1375 Peachtree St., Suite 300
Atlanta, GA  30309

CAP Co.                                    961,269.536                        6.41%
P.O. Box 2887
Wilson, NC  27894-2887



           North Carolina Intermediate Tax-Free Fund - Class A Shares

                                                                    Percent Owed
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Helen H. Hendricks                          56,886.557                        6.24%
277 Beechwood Dr.
Mocksville, NC  27028

Stephens, Inc.                             187,151.556     20.53%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201



            North Carolina Intermediate Tax-Free Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch                                6,167,119.650                         100%
P.O. Box 2887
Wilson, NC  27894-2887


                         Balanced Fund - Class A Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Stephens, Inc.                             368,988.548     30.77%
For the Exclusive Benefit
   of Our Customers
111 Center Street
Little Rock, AR  72201

                          Balanced Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch Co.                              701,790.577                       11.64%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                            3,362,771.946                       55.78%
P.O. Box 2887

Wilson, NC 27894-2887

Branch Banking & Trust Co.                 879,541.653                       14.59%
FBO Daily Recordkeeping Plans
Attn: Corp Employee Benefit Serv/
Ops Manager
434 Fayetteville St., 4th Floor
Raleigh, NC  27601-1767


                   Small Company Growth Fund - Class A Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Stephens Inc.                               56,260.100     11.28%
For The Exclusive Benefit
  Of Our Customers
111 Center St.
Little Rock, AR 72201


                    Small Company Growth Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch Co.                              746,393.955                       33.27%
P.O. Box 2887
Wilson, NC 27894-2887

Wilbranch Co.                              548,966.274                       26.47%
P.O. Box 2887
Wilson, NC  27894-2887



Benefit Service Corporation                250,632.847                       11.17%
Agnt BB & T Savings &

  Thrift Plan
1375 Peachtree St., Suite 300
Atlanta, GA  30309-0000

Branch Banking & Trust Co.                 200,376.952                        8.93%
FBO Daily Recordkeeping Plans
Attn:  Corp Employee Benefit
  Serv/Ops Mgr
434 Fayetteville St., 4th Floor
Raleigh, N.C.  27601-1767

CAP Co.                                    268,888.864                       11.98%
P.O. Box 2887
Wilson, NC 27894-2887


                   International Equity Fund - Class A Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Stephens, Inc.                               3,056.212     10.06%
For The Exclusive Benefit
of Our Customers
P.O. Box 34127
Little Rock, AR  72203


                    International Equity Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Wilbranch Co.                            2,112,269.335                       49.64%
P.O. Box 2887
Wilson, NC 27894-2887

CAP Co.                                    283,212.971                        6.66%
P.O. Box 2887
Wilson, NC  27894-2887

Wilbranch Co.                            1,730,048.338                       40.66%
P.O. Box 2887
Wilson, NC 27894-2887

                   International Equity Fund - Class B Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
Danny E. Evans                               2,718.327                        5.89%
201 Muriel Hooks Dr.
Goldsboro, NC  27530

Lloyde C. Holman                             2,477.701                        5.37%
and Brenda B. Holman
JTWROS
1006 Cardinal Drive
Wilson, NC  27893


                    Prime Money Market Fund - Class A Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
BISYS Fund Services                             10.000     100%
  Ohio, Inc.
Attn: Fund Admin and Regulatory
  Services
3435 Stelzer Road
Columbus, Ohio  43219

                        Prime Money Market - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
BISYS Fund Services                             10.000     100%
  Ohio, Inc.
Attn: Fund Admin and Regulatory
  Services
3435 Stelzer Road
Columbus, Ohio  43219

              Capital Management Conservative Growth - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
BISYS Fund Services                            100.000     100%
  Ohio, Inc.
Attn:  Fund Admin and Regulatory
  Services
3435 Stelzer Road
Columbus, Ohio  43219


             Capital Management Moderate Growth Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
BISYS Fund Services                            100.000     100%
  Ohio, Inc.
Attn:  Fund Admin and Regulatory
  Services
3435 Stelzer Road
Columbus, Ohio  43219


                  Capital Management Growth Fund - Trust Shares

                                                                   Percent Owned
Name and Address                       Total Shares        Record Only       Beneficially
----------------                       ------------        -----------       ------------
BISYS Fund Services                            100.000     100%
  Ohio, Inc.
Attn:  Fund Admin and Regulatory
  Services
3435 Stelzer Road
Columbus, Ohio  43219

         As of June 5, 1997, BB&T owned of record substantially all of the outstanding Trust Shares of each of the Funds, and held voting or investment power with respect to 98.4%, 99.2%, 99.6%, 98.9%, 98.4%, 99.3%, 99.3%, and 100%
of the Trust Shares of the U.S. Treasury, Short-Intermediate, North Carolina, Growth and Income, Intermediate Bond, Balanced, Small Company Growth and International Equity Funds, respectively. As a result, BB&T may be deemed to be a "controlling person" of the Trust Shares of each of the Funds under the 1940 Act.

         As of June 5, 1997, Stephens Inc., For the Exclusive Benefit of Our Customers, 111 Center Street, Little Rock, AR 72201: record owner with respect to 59.13% and 30.77% of the Class A Shares of the U.S. Treasury Money Market and Balanced Funds, respectively. Accordingly, Stephens, Inc. may be deemed to be a "controlling person" of the Class A Shares of these Funds.

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

FINANCIAL STATEMENTS

Independent Auditors Report

Audited Financial Statements as of September 30, 1996, and unaudited financial statements as of March 31, 1997 are incorporated by reference to the Annual and Semi-Annual Reports to Shareholders, dated as of such dates, which have been previously sent to Shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of each such report may be obtained without charge by contacting the Distributor at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at (800) 228-1872.

                                    APPENDIX


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by BB&T with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by BB&T and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the four highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         BB Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.
         AA       Risk is modest but may vary slightly from time to time
         AA-      because of economic conditions.

         A+       Protection factors are average but adequate. However,
         A        risk factors are more variable and greater in periods
         A-       of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk, albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will often be evidenced by many of the following characteristics:

                                  -Leading market positions in well-established industries.

                                  -High rates of return on funds employed.

                                  -Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                                  -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  -Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         A2       Obligations supported by a good capacity for timely repayment.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


Definitions of Certain Money Market Instruments

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              U.S. TREASURY  SHORT-INTERMEDIATE     INTERMEDIATE     NORTH CAROLINA
                                                               MONEY MARKET    U.S. GOVERNMENT     U.S. GOVERNMENT    INTERMEDIATE
                                                                  FUND           INCOME FUND         BOND FUND       TAX-FREE FUND
                                                              -------------  ------------------   ---------------    --------------
                     ASSETS:
Investments, at value ...................................     $ 126,872,282     $ 100,617,426      $ 130,604,369      $  72,387,046
Repurchase agreements, at cost ..........................        99,365,617                --                 --                 --
                                                              -------------     -------------      -------------      -------------
Total Investments (Amortized cost $226,237,899;
   cost $102,434,473; $134,149,391; and
   $71,656,694, respectively)............................       226,237,899       100,617,426        130,604,369         72,387,046
Cash ....................................................               500                --                 --                 --
Interest receivable .....................................            36,481         1,572,273          1,940,902          1,027,341
Receivable for capital shares issued ....................             9,857                --              3,457                 --
Prepaid expenses and other ..............................            42,647             5,794             13,940              3,977
                                                              -------------     -------------      -------------      -------------
           Total Assets .................................       226,327,384       102,195,493        132,562,668         73,418,364
                                                              -------------     -------------      -------------      -------------
                  LIABILITIES:
Dividends payable .......................................           846,380           514,133            652,395            258,350
Payable for capital shares redeemed .....................            58,733             1,102                269              1,018
Payable for investments purchased .......................                --                --                 --            966,650
Accrued expenses and other payables:
      Investment advisory fees ..........................            75,933            43,314             56,506             30,703
      Administration fees ...............................             7,384             3,341              4,344              1,772
      Distribution fees--Class A ........................             4,793             1,206                951              1,154
      Distribution fees--Class B ........................             1,275              --                  409               --
      Accounting and transfer agent fees ................             9,588             9,652             12,811              9,015
      Other .............................................            24,618             7,537             14,310             19,536
                                                              -------------     -------------      -------------      -------------
           Total Liabilities ............................         1,028,704           580,285            741,995          1,288,198
                                                              -------------     -------------      -------------      -------------
                   NET ASSETS:
Capital .................................................       225,298,431       104,683,152        137,238,927         71,518,210
Undistributed net investment income .....................                --                --              5,718                 --
Net unrealized appreciation (depreciation) on
   investments ..........................................                --        (1,817,047)        (3,545,022)           730,352
Accumulated undistributed net realized gains
   (losses) on investment transactions ..................               249        (1,250,897)        (1,878,950)          (118,396)
                                                              -------------     -------------      -------------      -------------
           Net Assets ...................................     $ 225,298,680     $ 101,615,208      $ 131,820,673      $  72,130,166
                                                              =============     =============      =============      =============

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997
                                  (UNAUDITED)


                                                            U.S. TREASURY    SHORT-INTERMEDIATE    INTERMEDIATE      NORTH CAROLINA
                                                             MONEY MARKET      U.S. GOVERNMENT   U.S. GOVERNMENT      INTERMEDIATE
                                                                 FUND            INCOME FUND        BOND FUND        TAX-FREE FUND
                                                             ------------     -----------------  ---------------     --------------
Net Assets
      Class A ...........................................    $ 27,959,484      $  5,595,207        $  4,455,686      $  9,084,646
      Class B ...........................................       1,450,043              --               493,631              --
      Trust Class .......................................     195,889,153        96,020,001         126,871,356        63,045,520
                                                             ------------      ------------        ------------      ------------
           Total ........................................    $225,298,680      $101,615,208        $131,820,673      $ 72,130,166
                                                             ============      ============        ============      ============
Outstanding units of beneficial interest (shares)
      Class A ...........................................      27,959,539           581,477             469,300           906,759
      Class B ...........................................       1,450,042              --                52,155              --
      Trust Class .......................................     195,888,937         9,972,312          13,345,503         6,290,619
                                                             ------------      ------------        ------------      ------------
           Total ........................................     225,298,518        10,553,789          13,866,958         7,197,378
                                                             ============      ============        ============      ============
Net asset value
      Class A--redemption price per share ...............    $       1.00      $       9.62        $       9.49      $      10.02
      Class B--offering price per share* ................    $       1.00              --          $       9.46              --
      Trust Class--offering and redemption price
        per share .......................................    $       1.00      $       9.63        $       9.51      $      10.02
                                                             ============      ============        ============      ============

Maximum Sales Charge (Class A) ..........................                              2.00%               4.50%             2.00%
                                                                               ============        ============      ============
Maximum Offering Price (100%/(100%-Maximum
   Sales Charge) of net asset value adjusted to
   nearest cent) per share--Class A                          $       1.00(a)   $       9.82        $       9.94      $      10.22
                                                             ============      ============        ============      ============

-------------
* Redemption price per share (Class B) varies by length of time shares are held.

(a) Offering price and redemption price are the same for the U.S. Treasury Money Market Fund.

                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (UNAUDITED)


                                                                 GROWTH AND                       SMALL COMPANY     INTERNATIONAL
                                                                INCOME STOCK       BALANCED           GROWTH            EQUITY
                                                                    FUND             FUND              FUND              FUND
                                                              ---------------   --------------    --------------    --------------
                             ASSETS:
Investments, at value .....................................   $   277,846,665   $   88,350,047    $   48,128,276    $   39,791,496
                                                              ---------------   --------------    --------------    --------------
Total Investments (Cost $211,195,679; $78,066,246;
   $45,120,976; and $39,199,981, respectively) ............       277,846,665       88,350,047        48,128,276        39,791,496
Cash ......................................................                --               --             3,739           499,866
Interest and dividends receivable .........................           495,177          777,383             1,769            70,055
Receivable for capital shares issued ......................             5,894               --             7,368                --
Receivable for investments sold ...........................                --               --           204,761                --
Foreign currency (Cost $1,396,665) ........................                --               --                --         1,409,541
Prepaid expense and other .................................            21,092            9,356             5,793             2,119
                                                              ---------------   --------------    --------------    --------------
           Total Assets ...................................       278,368,828       89,136,786        48,351,706        41,773,077
                                                              ---------------   --------------    --------------    --------------
                           LIABILITIES:
Dividends payable .........................................           324,055          290,748                --           109,170
Payable for capital shares redeemed .......................             3,197            5,991            21,961                --
Payable for investments purchased .........................           149,040               --         2,073,326         1,486,735
Accrued expenses and other payables:
      Investment advisory fees ............................           122,963           38,890            40,832            32,130
      Administration fees .................................             9,376            2,975             1,555             1,303
      Distribution fees--Class A ..........................             5,496            3,023             1,711                34
      Distribution fees--Class B ..........................             6,976            3,351             3,996               169
      Accounting and transfer agent fees ..................            19,849           22,889            20,273            17,621
      Other ...............................................            17,493            8,939            11,615            34,195
                                                              ---------------   --------------    --------------    --------------
           Total Liabilities ..............................           658,445          376,806         2,175,269         1,681,357
                                                              ---------------   --------------    --------------    --------------
                           NET ASSETS:
Capital ...................................................       199,775,237       78,323,316        44,365,327        39,262,712
Undistributed net investment loss .........................                --               --          (685,092)         (117,516)
Net unrealized appreciation (depreciation) on investments .        66,650,986       10,283,801         3,007,300           587,997
Accumulated undistributed net realized gains (losses)
   on investment transactions and from foreign currency
   transactions ...........................................        11,284,160          152,863          (511,098)          358,527
                                                              ---------------   --------------    --------------    --------------
           Net Assets .....................................   $   277,710,383   $   88,759,980    $   46,176,437    $   40,091,720
                                                              ===============   ==============    ==============    ==============

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997
                                  (UNAUDITED)


                                                                     GROWTH AND                       SMALL COMPANY   INTERNATIONAL
                                                                    INCOME STOCK       BALANCED           GROWTH          EQUITY
                                                                        FUND             FUND              FUND            FUND
                                                                    ------------     ------------     -------------   -------------
Net Assets
      Class A ..................................................    $ 25,289,683     $ 13,920,771     $  7,672,591     $    184,071
      Class B ..................................................       8,355,832        4,006,670        4,630,952          237,329
      Trust Class ..............................................     244,064,868       70,832,539       33,872,894       39,670,320
                                                                    ------------     ------------     ------------     ------------
           Total ...............................................    $277,710,383     $ 88,759,980     $ 46,176,437     $ 40,091,720
                                                                    ============     ============     ============     ============
Outstanding units of beneficial interest (shares)
      Class A ..................................................       1,582,072        1,162,856          478,084           17,851
      Class B ..................................................         524,090          336,073          291,756           23,023
      Trust Class ..............................................      15,239,246        5,928,831        2,096,294        3,844,622
                                                                    ------------     ------------     ------------     ------------
           Total ...............................................      17,345,408        7,427,760        2,866,134        3,885,496
                                                                    ============     ============     ============     ============
Net asset value
      Class A--redemption price per share ......................    $      15.99     $      11.97     $      16.05     $      10.31
      Class B--offering price per share* .......................    $      15.94     $      11.92     $      15.87     $      10.31
      Trust Class--offering and redemption price per share .....    $      16.02     $      11.95     $      16.16     $      10.32
                                                                    ============     ============     ============     ============
Maximum Sales Charge (Class A) .................................            4.50%            4.50%            4.50%            4.50%
                                                                    ============     ============     ============     ============
Maximum Offering Price (100%/(100%-Maximum Sales Charge)
   of net asset value adjusted to nearest cent)
   per share--Class A ..........................................    $      16.74     $      12.53     $      16.81     $      10.80
                                                                    ============     ============     ============     ============

-------------
* Redemption price per share (Class B) varies by length of time shares are held.

                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                            STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED MARCH 31, 1997
                                  (UNAUDITED)


                                                                 U.S. TREASURY  SHORT-INTERMEDIATE    INTERMEDIATE   NORTH CAROLINA
                                                                 MONEY MARKET    U.S. GOVERNMENT    U.S. GOVERNMENT   INTERMEDIATE
                                                                     FUND         INCOME FUND          BOND FUND     TAX-FREE FUND
                                                                 -------------  ------------------  ---------------  --------------
INVESTMENT INCOME:
Interest income .............................................     $ 6,067,466      $ 2,757,726        $ 4,290,735     $ 1,225,419
                                                                  -----------      -----------        -----------     -----------
           Total Income .....................................       6,067,466        2,757,726          4,290,735       1,225,419
                                                                  -----------      -----------        -----------     -----------
EXPENSES:
Investment advisory fees ....................................         460,072          246,765            387,994         149,605
Administration fees .........................................         230,036           82,074            129,354          49,868
Distribution fees--Class A ..................................          71,063           15,226             10,546          22,829
Distribution fees--Class B ..................................           7,226               --              2,092              --
Custodian and accounting fees ...............................          51,797           24,961             37,806          18,430
Legal and audit fees ........................................          18,663            7,830              9,439          10,512
Trustees' fees and expenses .................................           4,310            1,268              2,340             932
Transfer agent fees .........................................          43,148           25,068             37,104          23,208
Registration and filing fees ................................          18,561            5,580              8,910           2,599
Printing costs ..............................................          19,614            2,547              4,607           1,372
Other .......................................................           5,312            1,611              2,953             968
                                                                  -----------      -----------        -----------     -----------
           Gross Expenses ...................................         929,802          412,930            633,145         280,323
Expenses voluntarily reduced ................................         (42,638)         (49,187)           (69,801)        (53,997)
                                                                  -----------      -----------        -----------     -----------
           Total Expenses ...................................         887,164          363,743            563,344         226,326
                                                                  -----------      -----------        -----------     -----------
Net Investment Income .......................................       5,180,302        2,393,983          3,727,391         999,093
                                                                  -----------      -----------        -----------     -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains on investment transactions ...............             249          229,586             63,142           6,626
Net change in unrealized appreciation (depreciation) on
   investments ..............................................              --       (1,271,909)        (2,010,742)        624,529
                                                                  -----------      -----------        -----------     -----------
Net realized/unrealized gains (losses) on investments .......             249       (1,042,323)        (1,947,600)        631,155
                                                                  -----------      -----------        -----------     -----------

Change in net assets resulting from operations ..............     $ 5,180,551      $ 1,351,660        $ 1,779,791     $ 1,630,248
                                                                  ===========      ===========        ===========     ===========

                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                            STATEMENTS OF OPERATIONS

                                  (UNAUDITED)

                                                                  GROWTH AND                     SMALL COMPANY       INTERNATIONAL
                                                                 INCOME STOCK      BALANCED          GROWTH             EQUITY
                                                                     FUND            FUND             FUND               FUND
                                                               ---------------   ------------    --------------    ----------------
                                                                   FOR THE         FOR THE           FOR THE        FOR THE PERIOD
                                                                  SIX MONTHS      SIX MONTHS        SIX MONTHS      JANUARY 2, 1997
                                                                    ENDED           ENDED             ENDED               TO
                                                                  MARCH 31,        MARCH 31,         MARCH 31,         MARCH 31,
                                                                     1997            1997              1997            1997 (A)
                                                               ---------------   ------------    --------------    ----------------
INVESTMENT INCOME:
Interest income ............................................     $     59,466    $  1,632,990      $    185,300     $         --
Dividend income ............................................        3,447,818         623,996             5,923          161,066
Foreign tax withholding ....................................               --              --                --          (14,437)
                                                                 ------------    ------------      ------------     ------------
           Total Income ....................................        3,507,284       2,256,986           191,223          146,629
                                                                 ------------    ------------      ------------     ------------
EXPENSES:
Investment advisory fees ...................................          961,066         334,689           249,960           77,218
Administration fees ........................................          259,479          90,429            49,992           15,443
Distribution fees--Class A .................................           58,143          33,642            20,416              117
Distribution fees--Class B .................................           29,763          15,829            21,235              291
Custodian and accounting fees ..............................           56,319          31,218            36,980           37,952
Legal and audit fees .......................................           20,153           9,388             4,957            3,366
Organization costs .........................................               --              --             5,402            2,846
Trustees' fees and expenses ................................            4,322           1,653               986              299
Transfer agent fees ........................................           73,992          58,074            67,252           17,637
Registration and filing fees ...............................           14,585           5,162             5,302            3,700
Printing costs .............................................            9,592           3,457             1,776              468
Other ......................................................            5,226           1,902             1,185              173
                                                                 ------------    ------------      ------------     ------------
           Gross expenses ..................................        1,492,640         585,443           465,443          159,510
Expenses voluntarily reduced ...............................         (341,488)       (125,447)          (10,210)          (4,535)
                                                                 ------------    ------------      ------------     ------------
           Total expenses ..................................        1,151,152         459,996           455,233          154,975
                                                                 ------------    ------------      ------------     ------------
Net Investment Income (Loss) ...............................        2,356,132       1,796,990          (264,010)          (8,346)
                                                                 ------------    ------------      ------------     ------------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment transactions .....       11,763,826       1,038,908          (283,379)         244,479
Net realized gains from foreign currency transactions ......               --              --                --          114,048
Net change in unrealized appreciation (depreciation)
   on investments...........................................       19,084,547       1,734,681       (12,922,647)         591,515
Net change in unrealized (depreciation) from foreign
   currency transactions ...................................               --              --                --           (3,518)
                                                                 ------------    ------------      ------------     ------------
Net realized/unrealized gains (losses) on investments ......       30,848,373       2,773,589       (13,206,026)         946,524
                                                                 ------------    ------------      ------------     ------------

Change in net assets resulting from operations .............     $ 33,204,505    $  4,570,579      $(13,470,036)    $    938,178
                                                                 ============    ============      ============     ============

-------------
(a)  Period from commencement of operations.

                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                     U.S. TREASURY                      SHORT-INTERMEDIATE
                                                                      MONEY MARKET                        U.S. GOVERNMENT
                                                                          FUND                              INCOME FUND
                                                         ----------------------------------      --------------------------------
                                                             FOR THE            FOR THE              FOR THE          FOR THE
                                                           SIX MONTHS            YEAR              SIX MONTHS          YEAR
                                                              ENDED              ENDED                ENDED            ENDED
                                                            MARCH 31,        SEPTEMBER 30,          MARCH 31,      SEPTEMBER 30,
                                                              1997               1996                 1997             1996
                                                         ---------------   ----------------      ---------------  ---------------
                                                           (UNAUDITED)                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .............................   $     5,180,302   $      8,394,161      $     2,393,983  $     3,335,263
   Net realized gains (losses) on investment
   transactions ......................................               249                 --              229,586         (162,759)
   Net change in unrealized depreciation
   on investments ....................................                --                 --           (1,271,909)        (686,269)
                                                         ---------------   ----------------      ---------------  ---------------
Change in net assets resulting from operations .......         5,180,551          8,394,161            1,351,660        2,486,235
                                                         ---------------   ----------------      ---------------  ---------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ........................          (616,018)          (948,869)            (169,839)        (371,250)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ........................           (25,531)           (19,543)(a)               --               --
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
   From net investment income ........................        (4,538,753)        (7,425,749)          (2,224,144)      (2,964,013)
                                                         ---------------   ----------------      ---------------  ---------------
Change in net assets from shareholder distributions ..        (5,180,302)        (8,394,161)          (2,393,983)      (3,335,263)
                                                         ---------------   ----------------      ---------------  ---------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .......................       170,221,410        449,946,776           40,514,247       32,001,311
   Dividends reinvested ..............................         1,273,602          1,721,604              747,221        1,448,084
   Cost of shares redeemed ...........................      (181,407,176)      (350,488,723)          (7,581,423)     (15,729,346)
                                                         ---------------   ----------------      ---------------  ---------------
Change in net assets from share transactions .........        (9,912,164)       101,179,657           33,680,045       17,720,049
                                                         ---------------   ----------------      ---------------  ---------------

Change in net assets .................................        (9,911,915)       101,179,657           32,637,722       16,871,021
NET ASSETS:
   Beginning of period ...............................       235,210,595        134,030,938           68,977,486       52,106,465
                                                         ---------------   ----------------      ---------------  ---------------
   End of period .....................................   $   225,298,680   $    235,210,595      $   101,615,208  $    68,977,486
                                                         ===============   ================      ===============  ===============
SHARE TRANSACTIONS:
   Issued ............................................       170,221,410        449,946,776            4,158,711        3,264,121
   Reinvested ........................................         1,273,602          1,721,604               76,343          146,965
   Redeemed ..........................................      (181,407,089)      (350,488,723)            (764,883)      (1,597,468)
                                                         ---------------   ----------------      ---------------  ---------------
Change in shares .....................................        (9,912,077)       101,179,657            3,470,171        1,813,618
                                                         ===============   ================      ===============  ===============

-------------
(a) From January 1, 1996 (commencement of operations) through September 30,
    1996.


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                    INTERMEDIATE U.S.                      NORTH CAROLINA
                                                                     GOVERNMENT BOND                   INTERMEDIATE TAX-FREE
                                                                           FUND                                 FUND
                                                             ---------------------------------      -----------------------------
                                                                 FOR THE            FOR THE            FOR THE         FOR THE
                                                               SIX MONTHS             YEAR            SIX MONTHS         YEAR
                                                                  ENDED              ENDED              ENDED           ENDED
                                                                MARCH 31,        SEPTEMBER 30,         MARCH 31,    SEPTEMBER 30,
                                                                  1997               1996                1997            1996
                                                             ---------------   ---------------      -------------   -------------
                                                              (UNAUDITED)                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ..................................  $     3,727,391   $     6,313,924      $     999,093   $   1,322,554
   Net realized gains (losses) on investment transactions..           63,142          (725,469)             6,626         (47,072)
   Net change in unrealized appreciation (depreciation)
     on investments .......................................       (2,010,742)       (2,757,133)           624,529        (302,527)
                                                             ---------------   ---------------      -------------   -------------
Change in net assets resulting from operations ............        1,779,791         2,831,322          1,630,248         972,955
                                                             ---------------   ---------------      -------------   -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income .............................         (118,362)         (247,352)          (174,273)       (322,468)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income .............................          (10,002)           (6,966)(a)             --              --
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
   From net investment income .............................       (3,599,027)       (6,059,606)          (824,820)     (1,000,086)
                                                             ---------------   ---------------      -------------   -------------
Change in net assets from shareholder distributions .......       (3,727,391)       (6,313,924)          (999,093)     (1,322,554)
                                                             ---------------   ---------------      -------------   -------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ............................       20,868,198        66,845,451         39,948,023      11,820,669
   Dividends reinvested ...................................        2,355,848         4,689,472            140,304         268,478
   Cost of shares redeemed ................................      (13,100,884)      (28,159,031)        (6,293,570)    (10,843,225)
                                                             ---------------   ---------------      -------------   -------------
Change in net assets from share transactions ..............       10,123,162        43,375,892         33,794,757       1,245,922
                                                             ---------------   ---------------      -------------   -------------
Change in net assets ......................................        8,175,562        39,893,290         34,425,912         896,323
NET ASSETS:
   Beginning of period ....................................      123,645,111        83,751,821         37,704,254      36,807,931
                                                             ---------------   ---------------      -------------   -------------
   End of period ..........................................  $   131,820,673   $   123,645,111      $  72,130,166   $  37,704,254
                                                             ===============   ===============      =============   =============
SHARE TRANSACTIONS:
   Issued .................................................        2,143,529         6,757,431          3,950,741       1,171,335
   Reinvested .............................................          241,390           478,491             13,842          26,506
   Redeemed ...............................................       (1,346,047)       (2,876,321)          (519,896)     (1,071,579)
                                                             ---------------   ---------------      -------------   -------------
Change in shares ..........................................        1,038,872         4,359,601          3,444,687         126,262
                                                             ===============   ===============      =============   =============

-------------

(a)  From January 1, 1996 (commencement of operations) through September 30,
     1996.


                       See notes to financial statements



                          [LOGO OF BB&T APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   GROWTH AND INCOME STOCK                   BALANCED
                                                                            FUND                               FUND
                                                            ------------------------------------   -------------------------------
                                                                FOR THE            FOR THE            FOR THE         FOR THE
                                                              SIX MONTHS             YEAR            SIX MONTHS         YEAR
                                                                 ENDED              ENDED              ENDED            ENDED
                                                               MARCH 31,         SEPTEMBER 30,        MARCH 31,      SEPTEMBER 30,
                                                                 1997                1996              1997              1996
                                                            --------------       ---------------   -------------    --------------
                                                             (UNAUDITED)                            (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income .................................  $   2,356,132      $   4,118,150      $  1,796,990    $   2,956,768
   Net realized gains on investment transactions .........     11,763,826          9,428,482         1,038,908        2,206,261
   Net change in unrealized appreciation on investments ..     19,084,547         24,542,390         1,734,681        3,503,931
                                                            --------------     --------------     -------------   --------------
Change in net assets resulting from operations ...........     33,204,505         38,089,022         4,570,579        8,666,960
                                                            --------------     --------------     -------------   --------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ............................       (186,237)          (270,458)         (257,440)        (421,901)
   From net realized gains from investment transactions ..       (886,255)           (76,748)         (398,078)              --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ............................        (28,175)           (19,098)(a)       (51,419)         (39,026)(a)
   From net realized gains from investment transactions ..       (206,225)                --           (88,738)              --
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
   From net investment income ............................     (2,141,720)        (3,828,594)       (1,488,131)      (2,495,841)
   From net realized gains from investment transactions ..     (8,604,815)        (1,044,981)       (2,213,599)              --
                                                            --------------     --------------     -------------   --------------
Change in net assets from shareholder distributions ......    (12,053,427)        (5,239,879)       (4,497,405)      (2,956,768)
                                                            --------------     --------------     -------------   --------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ...........................     72,866,830         78,886,812        17,370,756       30,350,061
   Dividends reinvested ..................................      7,948,401          3,546,244         3,943,255        2,471,085
   Cost of shares redeemed ...............................    (53,743,915)       (42,239,195)      (16,795,800)     (13,413,504)
                                                            --------------     --------------     -------------   --------------
Change in net assets from share transactions .............     27,071,316         40,193,861         4,518,211       19,407,642
                                                            --------------     --------------     -------------   --------------
Change in net assets .....................................     48,222,394         73,043,004         4,591,385       25,117,834
NET ASSETS:
   Beginning of period ...................................    229,487,989        156,444,985        84,168,595       59,050,761
                                                            --------------     --------------     -------------   --------------
   End of period .........................................  $ 277,710,383      $ 229,487,989      $ 88,759,980    $  84,168,595
                                                            ==============     ==============     =============   ==============
SHARE TRANSACTIONS:
   Issued ................................................      4,527,570          5,587,933         1,426,573        2,636,434
   Reinvested ............................................        502,752            252,319           326,131          214,800
   Redeemed ..............................................     (2,644,838)        (2,926,808)       (1,375,704)      (1,159,914)
                                                            --------------     --------------     -------------   --------------
Change in shares .........................................      2,385,484          2,913,444           377,000        1,691,320
                                                            ==============     ==============     =============   ==============

-------------
(a) From January 1, 1996 (commencement of operations) through September 30,
    1996.

                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                       SMALL COMPANY            INTERNATIONAL
                                                                                        GROWTH FUND              EQUITY FUND
                                                                               ------------------------------  ----------------
                                                                                 FOR THE          FOR THE       FOR THE PERIOD
                                                                               SIX MONTHS           YEAR       JANUARY 2, 1997
                                                                                  ENDED            ENDED              TO
                                                                                MARCH 31,       SEPTEMBER 30,     MARCH 31,
                                                                                  1997              1996           1997(A)
                                                                               ------------     -------------  ----------------
                                                                               (UNAUDITED)                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment loss ....................................................... $   (264,010)    $   (328,819)    $     (8,346)
   Net realized gains (losses) on investment transactions ....................     (283,379)          90,971          244,479
   Net realized gains from foreign currency transactions .....................           --               --          114,048
   Net change in unrealized appreciation (depreciation) on investments .......  (12,922,647)      12,148,737          591,515
   Net change in unrealized appreciation from foreign currency transactions...           --               --           (3,518)
                                                                               ------------     ------------     ------------
Change in net assets resulting from operations ...............................  (13,470,036)      11,910,889          938,178
                                                                               ------------     ------------     ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ................................................           --               --             (449)
   From net realized gains from investment transactions ......................       (8,888)              --               --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ................................................           --               --             (381)
   From net realized gains from investment transactions ......................      (40,857)              --               --
DISTRIBUTIONS TO TRUST CLASS SHAREHOLDERS:
   From net investment income ................................................           --               --         (108,340)
   From net realized gains from investment transactions ......................       (4,428)              --               --
                                                                               ------------     ------------     ------------
Change in net assets from shareholder distributions ..........................      (54,173)              --         (109,170)
                                                                               ------------     ------------     ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ...............................................   25,350,764       22,938,972       39,669,549
   Dividends reinvested ......................................................       40,219               --               --
   Cost of shares redeemed ...................................................  (12,675,737)      (5,922,093)        (406,837)
                                                                               ------------     ------------     ------------
Change in net assets from share transactions .................................   12,715,246       17,016,879       39,262,712
                                                                               ------------     ------------     ------------
Change in net assets .........................................................     (808,963)      28,927,768       40,091,720
NET ASSETS:
   Beginning of period .......................................................   46,985,400       18,057,632               --
                                                                               ------------     ------------     ------------
   End of period ............................................................. $ 46,176,437     $ 46,985,400     $ 40,091,720
                                                                               ============     ============     ============
SHARE TRANSACTIONS:
   Issued ....................................................................    1,296,974        1,298,090        3,924,919
   Reinvested ................................................................        2,037               --               --
   Redeemed ..................................................................     (655,209)        (315,568)         (39,423)
                                                                               ------------     ------------     ------------
Change in shares .............................................................      643,802          982,522        3,885,496
                                                                               ============     ============     ============

------------
(a)  Period from commencement of operations.


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)


  PRINCIPAL                     SECURITY                    AMORTIZED
    AMOUNT                     DESCRIPTION                     COST
---------------   --------------------------------------  ---------------
U.S. TREASURY BILLS (56.3%):
$    8,000,000    4/3/97...............................   $     7,997,756
     8,000,000    4/10/97..............................         7,989,940
     8,000,000    4/17/97..............................         7,982,044
     8,000,000    5/1/97...............................         7,966,800
     8,000,000    5/8/97...............................         7,959,053
     8,000,000    5/15/97..............................         7,951,013
     8,000,000    5/22/97..............................         7,942,823
    16,000,000    5/29/97..............................        15,869,629
     8,000,000    6/5/97...............................         7,927,128
     8,000,000    6/12/97..............................         7,919,040
     8,000,000    6/26/97..............................         7,903,011
     8,000,000    7/3/97...............................         7,896,048
     8,000,000    7/24/97..............................         7,872,193
     8,000,000    8/7/97...............................         7,858,631
     8,000,000    8/21/97..............................         7,837,173
                                                          ---------------
       Total U.S. Treasury Bills                              126,872,282
                                                          ---------------

REPURCHASE AGREEMENTS (44.1%):
$   40,000,000    FirstBoston, 6.40%, 4/1/97
                     (Collateralized by 40,000,000
                     U.S. Treasury Bills, 5.36%,
                     4/1/97, market value --
                     $40,803,189)......................   $    40,000,000
    25,000,000    Lehman Brothers, 5.45%, 4/1/97
                     (Collateralized by 24,910,000
                     U.S. Treasury Bonds, 7.25%,
                     8/15/22, market value --
                     $25,510,945)......................        25,000,000
    34,365,617    NationsBank, 6.38%, 4/1/97
                     (Collateralized by 24,750,000
                     U.S. Treasury Bonds, 11.25%,
                     2/15/15, market value --
                     $35,158,589)......................        34,365,617
                                                          ---------------
     Total Repurchase Agreements                               99,365,617
                                                          ---------------
     Total (Cost--$226,237,899)(a)                        $   226,237,899
                                                          ===============

-----------------
Percentages indicated are based on net assets of $225,298,680.

(a)  Cost for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)


   SHARES
     OR
 PRINCIPAL                 SECURITY                 MARKET
   AMOUNT                 DESCRIPTION                VALUE
-------------   -------------------------------- --------------
CORPORATE BONDS (4.9%):
Automotive (1.9%):
$  2,000,000    Ford Motor Credit, 6.38%,
                   10/6/00.....................  $   1,960,000
Banking (3.0%):
   3,000,000    Suntrust Banks, 7.33%, 7/1/02..      3,022,500
                                                 --------------
     Total Corporate Bonds                           4,982,500
                                                 --------------
PASS-THROUGH MORTGAGE SECURITIES (17.7%):
Federal Home Loan Mortgage Corp.:
   2,806,310    5.50%, 8/1/00, Pool # M80285...      2,697,566
   2,909,695    6.00%, 10/1/00, Pool # G40018..      2,824,209
   3,156,260    6.00%, 11/1/00, Pool # G40168..      3,026,065
Federal National Mortgage Assoc.:
   2,002,666    7.00%, 6/1/08, Pool # 50751....      1,976,371
   2,871,612    7.50%, 12/1/08, Pool # 190611..      2,891,340
   2,510,765    6.00%, 4/1/09, Pool # 190759...      2,373,452
   2,295,874    6.50%, 4/1/09, Pool # 250009...      2,220,523
                                                 --------------
     Total Pass-through Mortgage Securities         18,009,526
                                                 --------------
U.S. GOVERNMENT AGENCIES (2.9%):
Federal Home Loan Bank:
$  3,000,000    6.17%, 3/8/01 .................  $   2,922,390
                                                 --------------
     Total U.S. Government Agencies                  2,922,390
                                                 --------------
U.S. TREASURY NOTES (72.3%):
   7,250,000    8.88%, 11/15/97................      7,378,035
  10,000,000    7.25%, 2/15/98.................     10,098,500
   8,000,000    8.25%, 7/15/98.................      8,196,880
  10,500,000    5.75%, 12/31/98................     10,394,160
  10,500,000    6.50%, 4/30/99.................     10,511,339
   8,000,000    8.00%, 8/15/99.................      8,251,760
   7,000,000    6.75%, 4/30/00.................      7,020,580
   8,000,000    6.38%, 8/15/02.................      7,857,200
   4,000,000    5.88%, 11/15/05................      3,726,520
                                                 --------------
     Total U.S. Treasury Notes                      73,434,974
                                                 --------------
INVESTMENT COMPANIES (1.2%):
   1,268,036    Provident Federal Fund.........      1,268,036
                                                 --------------
     Total Investment Companies                      1,268,036
                                                 --------------
     Total (Cost--$102,434,473)(a)                $ 100,617,426
                                                 ==============

------------
Percentages indicated are based on net assets of $101,615,208.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

               Unrealized appreciation ..............  $   119,831
               Unrealized depreciation ..............   (1,936,878)
                                                       ------------
               Net unrealized depreciation ..........  $(1,817,047)
                                                       ============


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                                         INTERMEDIATE U.S. GOVERNMENT BOND FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)


   SHARES
     OR
 PRINCIPAL                 SECURITY                 MARKET
   AMOUNT                 DESCRIPTION                VALUE
-------------   -------------------------------- --------------
CORPORATE BONDS (6.8%):
Automotive (3.0%):
$  4,000,000    Ford Motor Credit, 6.38%,
                   10/6/00.....................  $   3,920,000
Banking (3.8%):
   5,000,000    Suntrust Banks, 7.33%, 7/1/02..      5,037,500
                                                 --------------
     Total Corporate Bonds                           8,957,500
                                                 --------------
PASS-THROUGH MORTGAGE SECURITIES (16.5%):
Federal Home Loan Mortgage Corp.:
   2,520,418    7.50%, 7/1/07, Pool # E00108...      2,534,583
Federal National Mortgage Assoc.:
   5,008,972    6.00%, 6/1/08, Pool # 124885...      4,763,182
   3,719,237    7.00%, 6/1/08, Pool # 50751....      3,670,403
   3,511,465    7.00%, 4/1/24, Pool # 250005...      3,369,883
Government National Mortgage Assoc.:
   3,546,187    7.50%, 3/15/23, Pool # 342553..      3,491,859
   4,161,452    7.00%, 8/15/23, Pool # 354627..      3,989,792
                                                 --------------
     Total Pass-through Mortgage Securities         21,819,702
                                                 --------------
U.S. GOVERNMENT AGENCIES (3.9%):
Federal Home Loan Bank:
   2,000,000    8.38%, 10/25/99 ...............      2,084,780
   3,000,000    7.36%, 7/1/04 .................      3,051,210
                                                 --------------
     Total U.S. Government Agencies                  5,135,990
                                                 --------------
U.S. TREASURY BONDS (7.7%):
$  3,000,000    12.00%, 5/15/05................  $   3,932,430
   6,000,000    7.50%, 11/15/16................      6,176,580
                                                 --------------
     Total U.S. Treasury Bonds                      10,109,010
                                                 --------------
U.S. TREASURY NOTES (63.1%):
  11,000,000    5.00%, 1/31/99.................     10,740,180
  10,000,000    6.88%, 7/31/99.................     10,074,300
   7,000,000    7.88%, 8/15/01.................      7,293,860
   8,000,000    6.38%, 8/15/02.................      7,857,200
  12,000,000    6.25%, 2/15/03.................     11,681,520
  12,500,000    7.25%, 8/15/04.................     12,754,500
  14,000,000    5.88%, 11/15/05................     13,042,820
  10,000,000    6.50%, 10/15/06................      9,690,100
                                                 --------------
     Total U.S. Treasury Notes                      83,134,480
                                                 --------------
INVESTMENT COMPANIES (1.1%):
   1,447,687    Provident Federal Fund.........      1,447,687
                                                 --------------
     Total Investment Companies                      1,447,687
                                                 --------------
     Total (Cost--$134,149,391)(a)               $ 130,604,369
                                                 ==============

------------
Percentages indicated are based on net assets of $131,820,673.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

              Unrealized appreciation ................  $   312,958
              Unrealized depreciation ................   (3,857,980)
                                                        ------------
              Net unrealized depreciation ............  $(3,545,022)
                                                        ============


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                                                    SECURITY                                                MARKET
  AMOUNT                                                    DESCRIPTION                                               VALUE
------------  ---------------------------------------------------------------------------------------------------- -------------
MUNICIPAL BONDS (97.4%):
General Obligation Bonds (87.1%):
$ 1,200,000   Asheville, North Carolina, 6.00%, 3/1/01 ..........................................................  $  1,256,999
    500,000   Asheville, North Carolina, 4.80%, 6/1/06 ..........................................................       481,875
    470,000   Buncombe County, North Carolina, 5.00%, 3/1/00 ....................................................       477,050
    500,000   Buncombe County, North Carolina, 5.00%, 3/1/01 ....................................................       506,875
    300,000   Buncombe County, North Carolina, 5.00%, 3/1/02 ....................................................       304,125
    500,000   Buncombe County, North Carolina, 5.00%, 3/1/03 ....................................................       504,375
    850,000   Buncombe County, North Carolina, 5.10%, 3/1/04 ....................................................       860,625
    500,000   Buncombe County, North Carolina, 5.80%, 2/1/05, Callable 2/1/04 @ 100.5*...........................       524,375
  1,000,000   Buncombe County, North Carolina, 5.10%, 3/1/07 ....................................................     1,002,500
    750,000   Burke County, North Carolina, 6.25%, 3/1/99 .......................................................       775,313
    500,000   Burke County, North Carolina, 6.30%, 3/1/01 .......................................................       525,625
  1,500,000   Cabarus County, North Carolina, 5.30%, 2/1/13, Callable 2/1/07 @ 102*..............................     1,454,999
    500,000   Cary, North Carolina, 5.50%, 2/1/99 ...............................................................       510,625
  1,000,000   Cary, North Carolina, 5.50%, 2/1/01 ...............................................................     1,027,500
    500,000   Catawba County, North Carolina, 5.70%, 6/1/06, Callable 6/1/04 @ 101*..............................       521,875
    825,000   Charlotte, North Carolina, 6.40%, 2/1/99 ..........................................................       853,875
  1,000,000   Charlotte, North Carolina, 6.20%, 6/1/01 ..........................................................     1,054,999
    395,000   Charlotte, North Carolina, 5.20%, 7/1/01 ..........................................................       403,888
    250,000   Charlotte, North Carolina, 5.25%, 7/1/03, Callable 7/1/02 @ 100.5*.................................       256,875
    600,000   Charlotte, North Carolina, 5.70%, 2/1/06, Callable 2/1/04 @ 101*...................................       629,250
  1,000,000   Charlotte, North Carolina, 5.30%, 4/1/10, Callable 4/1/05 @ 102*...................................       998,750
    500,000   Chatham County, North Carolina, 5.40%, 4/1/11, Callable 4/1/06 @ 102*..............................       490,000
    275,000   Cleveland County, North Carolina, 7.10%, 6/1/99 ...................................................       289,781
    600,000   Cleveland County, North Carolina, 5.10%, 6/1/03 ...................................................       602,250
    400,000   Concord, North Carolina, 5.10%, 12/1/01 ...........................................................       406,000
  1,000,000   Craven County, North Carolina, 5.50%, 6/1/07, Callable 6/1/06 @ 100.5*.............................     1,025,000
    500,000   Craven County, North Carolina, 5.50%, 6/1/09, Callable 6/1/06 @ 102................................       505,625
    500,000   Durham & Wake Counties, 5.75%, 4/1/02 .............................................................       523,750
    400,000   Durham County, North Carolina, 5.20%, 3/1/01 ......................................................       408,000
    500,000   Durham County, North Carolina, 5.40%, 2/1/02 ......................................................       514,375
    250,000   Durham County, North Carolina, 5.20%, 3/1/03, Callable 3/1/02 @ 100.5*.............................       255,313
    340,000   Durham County, North Carolina, 5.20%, 3/1/05, Callable 3/1/02 @101.50*.............................       345,100
  1,000,000   Durham, North Carolina, 4.90%, 2/1/04 .............................................................       993,750
    500,000   Durham, North Carolina, 5.00%, 2/1/05 .............................................................       496,875
  1,000,000   Fayetteville, North Carolina, 4.80%, 5/1/05, Callable 5/1/03 @ 101.................................       972,500
    500,000   Fayetteville, North Carolina, 6.50%, 3/1/14, Callable 3/1/00 @ 102*................................       533,750
  1,000,000   Forsyth County, North Carolina, 5.20%, 6/1/02 .....................................................     1,022,500
    500,000   Forsyth County, North Carolina, 5.60%, 8/1/03, Callable 8/1/02 @ 100.5*............................       521,875
    500,000   Forsyth County, North Carolina, 6.20%, 3/1/04, Callable 3/1/01 @ 101.5*............................       531,875
    265,000   Forsyth County, North Carolina, 5.40%, 6/1/04, Callable 6/1/02 @ 101*..............................       271,956
    500,000   Gaston County, North Carolina, 5.00%, 3/1/08, Callable 3/1/06 @ 101................................       486,250
    450,000   Goldsboro, North Carolina, 4.90%, 6/1/99 ..........................................................       453,938
    500,000   Goldsboro, North Carolina, 4.90%, 6/1/01 ..........................................................       500,000


                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                                                    SECURITY                                                MARKET
  AMOUNT                                                    DESCRIPTION                                               VALUE
------------  ---------------------------------------------------------------------------------------------------- -------------
MUNICIPAL BONDS, CONTINUED:
General Obligation Bonds, continued:
$   550,000   Greensboro, North Carolina, 6.00%, 3/1/98 .........................................................  $    560,313
    500,000   Greensboro, North Carolina, 5.40%, 4/1/02 .........................................................       512,500
  1,000,000   Guilford County, North Carolina, 4.80%, 4/1/99 ....................................................     1,007,500
    890,000   Henderson County, North Carolina, 6.50%, 6/1/01 ...................................................       942,288
    555,000   Hickory, North Carolina, 6.50%, 5/1/99 ............................................................       577,894
    600,000   Hickory, North Carolina, 6.50%, 5/1/01 ............................................................       635,250
    680,000   High Point, North Carolina, 4.40%, 4/1/02 .........................................................       661,300
    500,000   Lee County, North Carolina, 5.50%, 2/1/00 .........................................................       512,500
    250,000   Lee County, North Carolina, 5.60%, 2/1/03, Callable 2/1/01 @ 100.5*................................       256,875
  1,000,000   Lincoln County, North Carolina, 4.70%, 6/1/01 .....................................................     1,001,250
  1,000,000   Lincoln County, North Carolina, 4.80%, 6/1/04 .....................................................       988,750
    700,000   Mecklenburg County, North Carolina, 5.75%, 3/1/03, Callable 3/1/02 @ 100.50*.......................       733,250
  1,000,000   Mecklenburg County, North Carolina, 5.40%, 4/1/03 .................................................     1,034,999
    800,000   Mecklenburg County, North Carolina, 4.80%, 3/1/07, Callable 3/1/06 @ 100.5*........................       784,000
  1,000,000   Mecklenburg County, North Carolina, 5.00%, 4/1/08 .................................................       991,250
  1,500,000   Mecklenburg County, North Carolina, 5.50%, 4/1/11, Callable 4/1/04 @ 102*..........................     1,520,624
    500,000   Moore County, North Carolina, 4.75%, 6/1/03 .......................................................       493,750
    500,000   New Hanover County, North Carolina, 4.30%, 1/1/02 .................................................       488,125
  1,000,000   New Hanover County, North Carolina, 4.50%, 9/1/03 .................................................       972,500
    625,000   New Hanover County, North Carolina, 5.30%, 5/1/09, Callable 5/1/06 @ 101.5*........................       620,313
  1,500,000   North Carolina State, 5.75%, 3/1/98 ...............................................................     1,526,969
    815,000   North Carolina State, 5.60%, 4/1/00 ...............................................................       840,469
  1,000,000   North Carolina State, 4.70%, 2/1/01 ...............................................................     1,001,250
    250,000   North Carolina State, 6.10%, 3/1/03, Callable 3/1/02 @ 100.5*......................................       264,688
  1,000,000   North Carolina State, 4.70%, 2/1/06, Callable 2/1/04 @ 101*........................................       965,000
  1,000,000   North Carolina State, 5.10%, 6/1/09, Callable 6/1/06 @ 101.50......................................       983,750
    670,000   Orange County, North Carolina, 5.10%, 6/1/00 ......................................................       681,725
    500,000   Orange County, North Carolina, 5.10%, 6/1/06, Callable 6/1/03 @ 101.5*.............................       498,125
    500,000   Orange County, North Carolina, 5.10%, 6/1/07, Callable 6/1/03 @ 102*...............................       496,250
  1,000,000   Pitt County, North Carolina, 4.80%, 2/1/00 ........................................................     1,005,000
    965,000   Raleigh, North Carolina, 6.30%, 3/1/99 ............................................................     1,001,188
    500,000   Raleigh, North Carolina, 5.00%, 2/1/08, Callable 2/1/00 @ 102*.....................................       492,500
    250,000   Robeson County, North Carolina, 6.25%, 3/1/01, Callable 3/1/98 @ 101.5*............................       256,703
    500,000   Rocky Mount, North Carolina, 6.10%, 5/1/03, Callable 5/1/02 @ 100.5*...............................       525,000
    625,000   Rowan County, North Carolina, 5.50%, 4/1/04 .......................................................       645,313
    700,000   Rowan County, North Carolina, 5.50%, 4/1/05 .......................................................       721,000
    225,000   Rowan County, North Carolina, 5.50%, 2/1/07, Callable 2/1/06 @ 100.5*..............................       231,188
  1,000,000   Surry County, North Carolina, 6.25%, 4/1/00 .......................................................     1,042,499
    500,000   Surry County, North Carolina, 6.25%, 4/1/01 .......................................................       525,000
    200,000   Union County, North Carolina, 5.80%, 3/1/05, Callable 3/1/02 @ 101.5*..............................       207,500
    200,000   Wake County, North Carolina, 6.50%, 2/1/00, Callable 2/1/99 @ 100.5*...............................       208,250
    500,000   Wake County, North Carolina, 4.40%, 4/1/01 ........................................................       496,875
  1,000,000   Wake County, North Carolina, 4.50%, 4/1/03 ........................................................       987,500


                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                                                    SECURITY                                                     MARKET
  AMOUNT                                                    DESCRIPTION                                                    VALUE
------------  --------------------------------------------------------------------------------------------------------- ------------
MUNICIPAL BONDS, CONTINUED:
General Obligation Bonds, continued:
$   510,000   Wayne County, North Carolina, 4.80%, 4/1/02 ............................................................  $    504,263
  1,000,000   Wayne County, North Carolina, 4.80%, 4/1/03 ............................................................       991,250
    500,000   Wilkes County, North Carolina, 5.00%, 6/1/01 ...........................................................       501,875
    500,000   Wilkes County, North Carolina, 5.00%, 6/1/02 ...........................................................       500,000
  1,000,000   Wilmington, North Carolina, 4.60%, 3/1/02 ..............................................................       985,000
    250,000   Winston Salem, North Carolina, 6.50%, 6/1/98 ...........................................................       256,875
    505,000   Winston Salem, North Carolina, 6.50%, 6/1/99 ...........................................................       527,725
    200,000   Winston Salem, North Carolina, 6.40%, 6/1/02, Callable 6/1/01 @ 102*....................................       215,250
    350,000   Winston Salem, North Carolina, 6.25%, 4/1/07 , Callable 4/1/02 @ 102*...................................       372,313
                                                                                                                        ------------
                                                                                                                          62,836,360
                                                                                                                        ------------
Health Care Bonds (9.0%):
    650,000   Charlotte Mecklenburg Hospital Revenue, 5.70%, 1/1/01 ..................................................       674,375
    500,000   Charlotte Mecklenburg Hospital Revenue, 5.90%, 1/1/02 ..................................................       523,125
    300,000   Charlotte-Mecklenburg Hospital Revenue, 6.00%, 1/1/03, Callable 1/1/02 @ 102*...........................       315,750
    550,000   North Carolina Medical Care Commission, Presbyterian Health Service Project, 4.90%, 10/1/01 ............       550,000
    250,000   North Carolina Medical Care Commission, Presbyterian Hospital Project, 6.80%, 10/1/99 ..................       263,438
    400,000   North Carolina Medical Care Commission, Presbyterian Hospital Services, 5.70%, 10/1/04, Callable
                 10/01/02 @ 102*......................................................................................       414,000
    600,000   North Carolina Medical Care Commission, Rex Hospital, 4.70%, 6/1/98 ....................................       601,500
  1,000,000   North Carolina Medical Care Community Hospital, Wake County Hospital System, 5.00%, 10/1/10 , Callable
                 10/1/07 @ 102*.......................................................................................       943,750
    250,000   North Carolina Medical Care, Carolina Medicorp Project, 5.10%, 5/1/01 ..................................       252,188
  1,000,000   Pitt County North Carolina Revenue, Memorial Hospital, 5.50%, 12/1/15 , Callable @ 12/1/05*.............       956,250
  1,000,000   University of North Carolina, University Hospital Revenue, 4.75%, 2/15/06 ..............................       966,250
                                                                                                                        ------------
                                                                                                                           6,460,626
                                                                                                                        ------------
Housing Bonds (0.6%):
    280,000   North Carolina Finance Agency, 5.65%, 9/1/02 ...........................................................       289,450
    160,000   North Carolina Housing Finance Agency, 6.35%, 9/1/04 , Callable 9/1/02 @ 102*...........................       166,000
                                                                                                                        ------------
                                                                                                                             455,450
                                                                                                                        ------------
Utility Bonds (0.7%):
    500,000   Asheville, North Carolina Water and Sewer Revenue, 5.30%, 8/1/09, Callable 8/1/06 @ 102*................       500,000
                                                                                                                        ------------
     Total Municipal Bonds                                                                                                70,252,436
                                                                                                                        ------------
INVESTMENT COMPANIES (3.0%):
  2,134,611   Compass Capital Funds North Carolina Municipal Money Market Portfolio...................................     2,134,610
                                                                                                                        ------------
     Total Investment Companies                                                                                            2,134,610
                                                                                                                        ------------
     Total (Cost--$71,656,694)(a)                                                                                       $ 72,387,046
                                                                                                                        ============

------------
Percentages indicated are based on net assets of $72,130,166.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


         Unrealized appreciation .................  $ 1,128,214
         Unrealized depreciation .................     (397,862)
                                                    ------------
         Net unrealized appreciation .............  $   730,352
                                                    ============

* Additional put and demand features exist allowing the Fund to require the purchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                SECURITY                  MARKET
  AMOUNT                 DESCRIPTION                 VALUE
------------  ---------------------------------- -------------
COMMON STOCKS (96.2%):
Apparel (1.1%):
     46,600   V.F. Corp........................  $   3,116,375
                                                 -------------
Banks (5.8%):
     91,800   Barnett Banks, Inc...............      4,268,700
     48,350   J. P. Morgan & Co................      4,750,388
     59,500   Old Kent Financial Corp..........      2,803,938
     79,400   Wachovia Corp....................      4,327,300
                                                 -------------
                                                    16,150,326
                                                 -------------
Beverages (2.0%):
    133,400   Anheuser-Busch Co................      5,619,474
                                                 -------------
Business Equipment & Services (2.7%):
     86,400   John H. Harland Co...............      2,052,000
     91,800   Pitney Bowes, Inc................      5,393,250
                                                 -------------
                                                     7,445,250
                                                 -------------
Chemicals (3.9%):
     77,700   Air Products & Chemicals, Inc....      5,273,888
     22,100   Great Lakes Chemical Corp........      1,016,600
     72,100   Vulcan Materials Co..............      4,677,488
                                                 -------------
                                                    10,967,976
                                                 -------------
Communications Equipment (2.9%):
     96,200   Harris Corp......................      7,395,374
      2,430   Lucent Technologies, Inc.........        562,368
                                                 -------------
                                                     7,957,742
                                                 -------------
Computers (3.4%):
    103,000   Hewlett Packard Co...............      5,484,750
     17,100   Honeywell, Inc...................      1,160,663
     20,700   IBM Corp.........................      2,843,663
                                                 -------------
                                                     9,489,076
                                                 -------------
Construction Materials (0.7%):
     38,400   PPG Industries...................      2,073,600
                                                 -------------
Containers (1.6%):
    123,100   Ball Corp........................      3,262,150
     40,750   Sonoco Products Co...............      1,100,250
                                                 -------------
                                                     4,362,400
                                                 -------------
Defense (1.9%):
     62,800   Lockheed Martin Corp.............      5,275,200
                                                 -------------
Electrical Equipment (1.7%):
    106,800   Emerson Electric.................      4,806,000
                                                 -------------

COMMON STOCKS, CONTINUED:
Electronic Components (1.5%):
     72,500   Avnet, Inc.......................      4,087,188
                                                 -------------
Electronic Instruments (1.1%):
     59,300   Tektronix, Inc.(b)...............  $   2,994,650
                                                 -------------
Food & Related (3.7%):
    138,400   Dean Foods Co....................      4,792,100
    188,700   SUPERVALU, Inc...................      5,613,824
                                                 -------------
                                                    10,405,924
                                                 -------------
Forest & Paper Products (1.8%):
    110,900   Weyerhaeuser Co..................      4,948,913
                                                 -------------
Health Care (2.8%):
     62,000   Abbott Laboratories..............      3,479,750
     47,900   Glaxo Holdings ADR...............      1,694,463
     47,000   Johnson & Johnson................      2,485,125
                                                 -------------
                                                     7,659,338
                                                 -------------
Household Products (1.8%):
     27,250   Unilever NV, New York Shares.....      5,075,313
                                                 -------------
Household--Major Appliances (0.8%):
     49,200   Whirlpool Corp...................      2,343,150
                                                 -------------
Insurance (2.9%):
     55,650   Aon Corp.........................      3,408,563
     88,300   Lincoln National Corp............      4,724,050
                                                 -------------
                                                     8,132,613
                                                 -------------
Insurance--Property & Casualty (3.4%):
    192,200   SAFECO Corp......................      7,687,999
     27,000   Saint Paul Companies, Inc........      1,751,625
                                                 -------------
                                                     9,439,624
                                                 -------------
Leisure Time Industry (1.3%):
    136,350   Hasbro, Inc......................      3,732,581
                                                 -------------
Manufacturing (1.1%):
     69,000   Parker Hannifin Corp.............      2,949,750
                                                 -------------
Medical Equipment & Supplies (1.3%):
     87,400   Mallinckrodt Inc.................      3,594,325
                                                 -------------
Metal Fabrication (1.4%):
    123,500   Trinity Industries...............      3,751,313
                                                 -------------
Metals (0.9%):
     33,500   Phelps Dodge Corp................      2,449,688
                                                 -------------
Motor Vehicles (1.2%):
    108,900   Ford Motor Co....................      3,416,738
                                                 -------------
Multiple Industry (1.4%):
     84,900   Corning Glass....................      3,767,438
                                                 -------------

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

GROWTH AND INCOME STOCK FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                SECURITY                  MARKET
  AMOUNT                 DESCRIPTION                 VALUE
------------  ---------------------------------- --------------
COMMON STOCKS, CONTINUED:
Petroleum (8.7%):
     74,200   Ashland, Inc.....................  $   2,986,550
     78,200   Chevron Corp., Inc...............      5,444,675
     30,600   Mobil Corp.......................      3,997,125
    155,200   Phillips Petroleum Co............      6,343,799
     30,650   Royal Dutch Petroleum Co.........      5,363,750
                                                 --------------
                                                    24,135,899
                                                 --------------
Pharmaceuticals (6.2%):
    111,600   Bristol Myers Squibb Co..........      6,584,399
     74,100   Rhone-Poulenc Rorer..............      5,483,400
     70,100   Schering Plough Corp.............      5,099,775
                                                 --------------
                                                    17,167,574
                                                 --------------
Photographic Equipment (0.4%):
     14,000   Eastman Kodak Co.................      1,062,250
                                                 --------------
Publishing (3.6%):
     68,000   American Greetings...............      2,171,750
     55,000   Houghton Mifflin Co..............      2,970,000
     88,400   Lee Enterprises..................      2,143,700
     93,700   Media General, Inc...............      2,658,738
                                                 --------------
                                                     9,944,188
                                                 --------------
Railroad (0.6%):
     33,000   CSX Corp.........................      1,534,500
                                                 --------------
Restaurants (0.6%):
    130,000   Bob Evans Farms..................      1,787,500
                                                 --------------
Retail (3.7%):
    124,000   American Stores Co...............      5,518,000
    106,281   Limited, Inc.....................      1,952,913
     59,500   May Department Stores Co.........      2,707,250
                                                 --------------
                                                    10,178,163
                                                 --------------
Securities Brokers & Dealers (1.6%):
    140,175   AG Edwards.......................      4,310,381
                                                 --------------

COMMON STOCKS, CONTINUED:
Tobacco (2.1%):
     25,200   Philip Morris Cos., Inc..........  $   2,875,950
    110,600   U.S.T. Inc.......................      3,082,975
                                                 --------------
                                                     5,958,925
                                                 --------------
Trucking & Shipping (0.9%):
     91,500   Alexander & Baldwin..............      2,367,563
                                                 --------------
Utilities--Electric (4.4%):
     92,700   FPL Group, Inc...................      4,090,388
     68,000   Public Service Co. of Colorado...      2,635,000
    186,000   Western Resources, Inc...........      5,580,000
                                                 --------------
                                                    12,305,388
                                                 --------------
Utilities--Gas (2.5%):
     52,400   Consolidated Natural Gas Co......      2,639,650
    136,800   NICOR, Inc.......................      4,377,600
                                                 --------------
                                                     7,017,250
                                                 --------------
Utilities--Telephone (4.8%):
     62,500   AT&T Corp........................      2,171,875
    107,200   SBC Communications Inc...........      5,641,399
    123,200   Sprint Corp......................      5,605,600
                                                 --------------
                                                    13,418,874
                                                 --------------
     Total Common Stocks                           267,200,420
                                                 --------------
U.S. GOVERNMENT AGENCIES (1.8%):
Federal Home Loan Banks:

$ 5,000,000   0.00%, 4/14/97...................      4,989,450
                                                 --------------
     Total U.S. Government Agencies                  4,989,450
                                                 --------------
INVESTMENT COMPANIES (2.0%):
  5,656,796   Provident Federal Fund...........      5,656,795
                                                 --------------
     Total Investment Companies                      5,656,795
                                                 --------------
     Total (Cost--$211,195,679)(a)               $ 277,846,665
                                                 ==============

------------
Percentages indicated are based on net assets of $277,710,383.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


         Unrealized appreciation ................  $ 69,489,357
         Unrealized depreciation ................    (2,838,371)
                                                   -------------
         Net unrealized appreciation ............  $ 66,650,986
                                                   =============

(b)  Represents non-income producing securities.


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                                                                   BALANCED FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

   SHARES
     OR
  PRINCIPAL                     SECURITY                       MARKET
   AMOUNT                      DESCRIPTION                     VALUE
--------------   ----------------------------------------  --------------
COMMON STOCKS (47.5%):
Apparel (0.8%):
      10,000     V.F. Corp. ............................   $      668,750
                                                           --------------
Banks (2.7%):
      19,000     Banc One Corp. ........................          755,250
       8,000     J. P. Morgan & Co. ....................          786,000
      15,400     Wachovia Corp. ........................          839,300
                                                           --------------
                                                                2,380,550
                                                           --------------
Beverages (1.7%):
      20,000     Anheuser-Busch Co. ....................          842,500
      20,000     Grand Metropolitan.....................          637,500
                                                           --------------
                                                                1,480,000
                                                           --------------
Business Equipment & Services (1.1%):
      10,000     John H. Harland Co. ...................          237,500
      13,000     Pitney Bowes, Inc. ....................          763,750
                                                           --------------
                                                                1,001,250
                                                           --------------
Chemicals (1.9%):
       8,000     Air Products & Chemicals, Inc. ........          543,000
       7,500     E. I. Dupont de Nemours Co. ...........          795,000
      10,000     Monsanto Co. ..........................          382,500
                                                           --------------
                                                                1,720,500
                                                           --------------
Chemicals--Specialty (0.5%):
       6,500     Vulcan Materials Co. ..................          421,688
                                                           --------------
Communications Equipment (1.3%):
      15,000     Harris Corp. ..........................        1,153,125
                                                           --------------
Computers (1.9%):
      15,000     Hewlett Packard Co. ...................          798,750
      15,000     Xerox Corp. ...........................          853,125
                                                           --------------
                                                                1,651,875
                                                           --------------
Construction Materials (0.7%):
      12,000     PPG Industries.........................          648,000
                                                           --------------
Construction--Engineering (0.5%):
      10,000     Ingersol-Rand Co. .....................          436,250
                                                           --------------
Containers (0.3%):
       9,000     Sonoco Products Co. ...................          243,000
                                                           --------------
Defense (0.9%):
       6,700     Lockheed Martin Corp. .................          562,800
       6,000     Raytheon Co. ..........................          270,750
                                                           --------------
                                                                  833,550
                                                           --------------
Electrical Equipment (0.5%):
       9,000     Emerson Electric.......................          405,000
                                                           --------------

COMMON STOCKS, CONTINUED:
Electronic Components (0.9%):
      14,200     Avnet, Inc. ...........................   $      800,525
                                                           --------------
Electronic Instruments (0.6%):
      10,000     Tektronix, Inc.(b).....................          505,000
                                                           --------------
Food & Related (2.5%):
      25,000     Dean Foods Co. ........................          865,625
      22,500     Sara Lee Corp. ........................          911,250
      15,000     SUPERVALU, Inc. .......................          446,250
                                                           --------------
                                                                2,223,125
                                                           --------------
Forest & Paper Products (0.7%):
      13,000     Weyerhaeuser Co. ......................          580,125
                                                           --------------

Health Care (2.0%):
      20,000     Abbott Laboratories....................        1,122,500
      13,000     Johnson & Johnson......................          687,375
                                                           --------------
                                                                1,809,875
                                                           --------------
Household Products (0.5%):
       2,500     Unilever New York Shares...............          465,625
                                                           --------------
Household--Major Appliances (0.5%):
       9,000     Whirlpool Corp. .......................          428,625
                                                           --------------
Insurance (3.4%):
      14,000     American General Corp. ................          570,500
      18,500     Lincoln National Corp. ................          989,750
      28,000     SAFECO Corp. ..........................        1,120,000
       7,500     USLIFE Corp. ..........................          350,625
                                                           --------------
                                                                3,030,875
                                                           --------------
Insurance--Multiline (0.5%):
       3,000     Cigna Corp. ...........................          438,375
                                                           --------------
Manufacturing (0.5%):
      11,000     Parker-Hannifin Corp. .................          470,250
                                                           --------------
Medical Equipment & Supplies (0.6%):
      13,000     Mallinckrodt Inc. .....................          534,625
                                                           --------------
Metal Fabrication (0.5%):
      15,000     Trinity Industries.....................          455,625
                                                           --------------
Motor Vehicles (0.4%):
      11,000     Ford Motor Co. ........................          345,125
                                                           --------------
Multiple Industry (0.6%):
      12,500     Corning Glass..........................          554,688
                                                           --------------
Petroleum (4.2%):
       6,000     Ashland, Inc. .........................          241,500
       4,400     Atlantic Richfield Co. ................          594,000

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

BALANCED FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)

   SHARES
     OR
  PRINCIPAL                     SECURITY                       MARKET
   AMOUNT                      DESCRIPTION                     VALUE
--------------   ----------------------------------------  --------------
COMMON STOCKS, CONTINUED:
Petroleum, continued:
       8,000     Chevron Corp. .........................   $      557,000
       5,500     Mobil Corp. ...........................          718,438
      28,000     Phillips Petroleum Co. ................        1,144,500
       2,500     Royal Dutch Petroleum Co. .............          437,500
                                                           --------------
                                                                3,692,938
                                                           --------------
Pharmaceuticals (2.6%):
      20,000     Bristol-Myers Squibb Co. ..............        1,180,000
      16,000     Schering Plough Corp. .................        1,164,000
                                                           --------------
                                                                2,344,000
                                                           --------------
Publishing (1.4%):
       4,000     Gannett Co., Inc. .....................          343,500
      10,000     Media General, Inc. ...................          283,750
      16,000     Tribune Co. ...........................          648,000
                                                           --------------
                                                                1,275,250
                                                           --------------
Railroad (0.5%):
       5,500     Norfolk Southern Corp. ................          468,875
                                                           --------------
Retail (2.0%):
      15,000     Dayton Hudson Corp. ...................          626,250
       7,500     J.C. Penney, Inc. .....................          357,188
       7,000     May Department Stores Co. .............          318,500
      11,300     Rite-Aid(b)............................          474,600
                                                           --------------
                                                                1,776,538
                                                           --------------
Retail--Apparel (0.6%):
      11,000     CVS Corp. .............................          507,375
                                                           --------------
Securities Brokers & Dealers (0.4%):
      11,000     AG Edwards.............................          338,250
                                                           --------------
Tobacco (0.9%):
       7,000     Philip Morris Cos., Inc. ..............          798,875
                                                           --------------
Trucking & Shipping (0.2%):
       5,500     Alexander & Baldwin....................          142,313
                                                           --------------
Utilities--Electric (1.8%):
      11,000     FPL Group, Inc. .......................          485,375
      16,000     Scana Corp. ...........................          406,000
      25,000     Western Resources, Inc. ...............          750,000
                                                           --------------
                                                                1,641,375
                                                           --------------
Utilities--Gas (2.2%):
      25,000     NICOR, Inc. ...........................          800,000
      25,000     Williams Cos., Inc. ...................        1,112,500
                                                           --------------
                                                                1,912,500
                                                           --------------
COMMON STOCKS, CONTINUED:
Utilities--Telephone (1.7%):
       6,600     Ameritech Corp. .......................   $      405,900
       4,000     AT&T Corp. ............................          139,000
      22,000     Sprint Corp. ..........................        1,001,000
                                                           --------------
                                                                1,545,900
                                                           --------------
     Total Common Stocks                                       42,130,190
                                                           --------------
PASS-THROUGH MORTGAGE SECURITIES (6.8%):
Federal Home Loan Mortgage Corp.:
$    889,177     7.50%, 7/1/07, Pool # E00108                     894,174

Federal National Mortgage Assoc.:
   1,339,515     6.50%, 1/1/09, Pool # 50974  ..........        1,295,552
   1,530,582     6.50%, 4/1/09, Pool # 250009 ..........        1,480,349
   1,414,505     7.00%, 5/1/09, Pool # 250055 ..........        1,395,933
   1,019,146     7.00%, 4/1/24, Pool # 250005 ..........          978,054
                                                           --------------
     Total Pass-through Mortgage Securities                     6,044,062
                                                           --------------
U.S. GOVERNMENT AGENCIES (2.4%):
Federal National Mortgage Assoc.:
   2,221,287     7.50%, 8/1/24, Pool # 250126 ..........        2,183,792
                                                           --------------
     Total U.S. Government Agencies                             2,183,792
                                                           --------------
U.S. TREASURY BONDS (6.0%):
   1,500,000     11.13%, 8/15/03 .......................        1,827,180
   3,000,000     9.38%, 2/15/06  .......................        3,484,230
                                                           --------------
     Total U.S. Treasury Bonds                                  5,311,410
                                                           --------------
U.S. TREASURY NOTES (33.6%):
   1,500,000     8.50%, 11/15/00 .......................        1,586,355
   3,500,000     7.75%, 2/15/01  .......................        3,623,094
   2,500,000     7.50%, 11/15/01 .......................        2,571,550
   2,500,000     7.50%, 5/15/02  .......................        2,578,175
   2,500,000     6.38%, 8/15/02  .......................        2,455,375
   2,500,000     6.25%, 2/15/03  .......................        2,433,650
   4,500,000     7.25%, 5/15/04  .......................        4,594,274
   3,000,000     7.88%, 11/15/04 .......................        3,168,840
   4,000,000     7.50%, 2/15/05  .......................        4,138,399
   1,000,000     6.50%, 8/15/05  .......................          972,280
   1,750,000     6.50%, 10/15/06 .......................        1,695,768
                                                           --------------
     Total U.S. Treasury Notes                                 29,817,760
                                                           --------------
INVESTMENT COMPANIES (3.2%):
   2,862,833     Provident Federal Fund ................        2,862,833
                                                           --------------
     Total Investment Companies                                 2,862,833
                                                           --------------
     Total (Cost--$78,066,246)(a)                          $   88,350,047
                                                           ==============


                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                                                   BALANCED FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)


-------------
Percentages indicated are based on net assets of $88,759,980.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


                  Unrealized appreciation ...............  $   11,435,481
                  Unrealized depreciation ...............      (1,151,680)
                                                           --------------
                  Net unrealized appreciation ...........  $   10,283,801
                                                           ==============

(b)  Represents non-income producing securities.


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

SMALL COMPANY GROWTH FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

    SHARES
      OR
  PRINCIPAL                      SECURITY                      MARKET
    AMOUNT                     DESCRIPTION                     VALUE
---------------   ---------------------------------------  --------------
COMMON STOCKS (74.4%):
Advertising (0.1%):
         7,400    Leap Group, Inc.......................   $       31,450
                                                           --------------
Air Transportation (0.8%):
         6,900    Eagle USA Airfreight, Inc.............          212,175
         5,900    Expeditor International Washington,
                     Inc................................          141,600
                                                           --------------
                                                                  353,775
                                                           --------------
Automotive Distribution Services (0.7%):
        20,000    Keystone Automotive Industries, Inc...          310,000
                                                           --------------
Business Services (3.1%):
        10,000    Accustaff, Inc........................          167,500
        16,600    Norrell Corp..........................          408,775
        13,000    Robert Half International, Inc........          453,375
        30,600    Sitel Corp............................          409,275
                                                           --------------
                                                                1,438,925
                                                           --------------
Commercial Goods & Services (1.6%):
        11,450    Apollo Group, Inc.....................          280,525
        19,800    Cambridge Technology Partners, Inc....          457,875
                                                           --------------
                                                                  738,400
                                                           --------------
Computer Hardware (2.2%):
        14,000    Advanced Digital......................          178,500
         8,400    Apex PC Solutions, Inc................           71,400
        12,700    BTG Inc...............................          222,250
        17,280    Network Appliance, Inc................          561,600
                                                           --------------
                                                                1,033,750
                                                           --------------
Computer Software (11.3%):
        20,800    Aspen Technologies, Inc...............          566,800
         3,000    Baan Co. NV...........................          133,875
        17,000    CBT Group PLC ADR.....................          847,874
         9,000    Ciber, Inc............................          227,250
        12,000    Electronics for Imaging, Inc..........          478,500
         8,500    Imnet Systems, Inc....................          127,500
        17,100    Infinity Financial Technology, Inc....          294,975
        13,900    JDA Software Group, Inc...............          283,213
         7,900    Manugistics Group, Inc................          288,350
        11,500    National Techteam, Inc.(b)............          178,250
        12,500    Pegasystems, Inc......................          251,563
        18,100    Saville Systems ADR...................          520,375
        12,100    Scopus Technology, Inc................          363,000

COMMON STOCKS, CONTINUED:
Computer Software, continued:
         7,800    Smallworldwide PLC-ADR................   $      126,750
         6,700    Template Software, Inc................           61,138
         9,900    Vantive Corp..........................          202,950
         3,100    Veritas Software Corp.................           91,838
        13,500    Xionics Document Technologies, Inc....          170,438
                                                           --------------
                                                                5,214,639
                                                           --------------
Computers (2.5%):
        24,400    Comverse Technology, Inc..............          963,799
         7,800    Daou Systems, Inc.....................           52,650
         8,000    Ontrack Data International............          120,000
                                                           --------------
                                                                1,136,449
                                                           --------------
Electrical Equipment (0.2%):
         3,900    Kent Electronics Corp.................           89,700
                                                           --------------
Electronic Components (2.9%):
        15,000    Cyrix Corp............................          285,000
        15,400    Jabil Circuit.........................          693,962
        12,300    Sipex Corp............................          359,775
                                                           --------------
                                                                1,338,737
                                                           --------------
Electronic Instruments (0.1%):
         2,100    CFM Technologies, Inc.................           62,213
                                                           --------------
Electronics (2.9%):
        12,200    Sawtek, Inc...........................          350,750

        17,200    Ultrak, Inc...........................          309,600
        24,900    Vitesse Semiconductor Corp............          687,862
                                                           --------------
                                                                1,348,212
                                                           --------------
Entertainment (2.4%):
        16,725    Regal Cinemas, Inc....................          451,575
        20,000    Speedway Motorsports, Inc.............          475,000
        17,500    Vistana Inc...........................          196,875
                                                           --------------
                                                                1,123,450
                                                           --------------
Environmental Services (3.2%):
        16,600    Superior Services, Inc................          369,350
        16,800    United Waste Systems, Inc.............          625,800
        13,090    USA Waste Services, Inc...............          464,695
                                                           --------------
                                                                1,459,845
                                                           --------------
Financial Services (4.6%):
        11,250    Aames Financial Corp..................          227,813
        18,500    Amresco, Inc..........................          309,875

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)

    SHARES
      OR
  PRINCIPAL                      SECURITY                      MARKET
    AMOUNT                     DESCRIPTION                     VALUE
---------------   ---------------------------------------  --------------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
         6,300    E*trade Group, Inc....................   $      113,400
         7,900    Firstplus Financial Group.............          237,988
        26,400    IMC Mortgage Co.......................          389,400
        15,000    Oxford Resources Corp., Class A.......          628,125
         9,250    The Money Store, Inc..................          194,250
                                                           --------------
                                                                2,100,851
                                                           --------------
Health Care--General (0.6%):
         7,300    CRA Managed Care, Inc.................          273,750
                                                           --------------
Homebuilders--Mobile Homes (1.0%):
        14,000    Oakwood Homes.........................          246,750
        22,500    Southern Energy Homes, Inc............          233,438
                                                           --------------
                                                                  480,188
                                                           --------------
Hospital Supply & Management (0.9%):
        22,000    FPA Medical Management, Inc...........          423,500
                                                           --------------
Hotel Management & Related Services (0.2%):
         4,000    Capstar Hotel Co......................          112,000
                                                           --------------
Hotels & Gaming (1.5%):
        15,000    Doubletree Corp.......................          532,500
         7,000    Signature Resorts, Inc................          164,500
                                                           --------------
                                                                  697,000
                                                           --------------
Insurance (0.8%):
        15,000    HCC Insurance Holdings, Inc...........          367,500
                                                           --------------
Medical (1.0%):
        19,400    Parexel International Corp............          446,200
                                                           --------------
Medical Equipment & Supplies (2.6%):
        11,200    Biopsys Medical, Inc..................          277,200
        11,600    National Surgery Centers, Inc.........          336,400
         4,200    Premier Research Worldwide............           69,300
         8,800    Sabratek Corp.........................          176,000
        11,000    Safeskin Corp.........................          199,375
        11,500    Ventana Medical Systems...............          161,000
                                                           --------------
                                                                1,219,275
                                                           --------------
Medical--Biotechnology (1.7%):
         9,700    Clintrials Research...................           82,450
         3,900    Qiagen N.V............................          129,675
         6,400    Quintiles Transnational Corp..........          344,800
        15,000    Serologicals Corp.....................          225,000
                                                           --------------
                                                                  781,925
                                                           --------------

COMMON STOCKS, CONTINUED:
Medical--Hospital Management & Services (3.0%):
        16,000    NCS Healthcare, Inc., Class A.........   $      362,000
        11,300    Occusystems, Inc......................          254,250
         5,200    Omnicare, Inc.........................          122,200
        12,700    Pediatrix Medical Group, Inc..........          417,513
         8,025    Phycor, Inc...........................          218,681
                                                           --------------
                                                                1,374,644
                                                           --------------
Oil & Gas (4.1%):
         7,800    Core Laboratories N.V.................          138,450
         8,600    Global Industries Limited.............          183,825
        33,300    Marine Drilling Co., Inc..............          591,075
         5,600    Patterson Energy, Inc.................          154,700
         9,200    Petroleum Geo-svcs-spon American
                     Depository Receipts................          395,600
         5,000    Reading & Bates Corp..................          113,125
         6,800    Trico Marine Services, Inc............          323,000
                                                           --------------
                                                                1,899,775
                                                           --------------
Pharmaceuticals (4.3%):
        26,000    Dura Pharmaceuticals, Inc.............          929,499
        23,250    Jones Medical Industries, Inc.........          558,000
        16,875    Medicis Pharmaceutical Corp...........          502,031
                                                           --------------
                                                                1,989,530
                                                           --------------
Restaurants (3.5%):
         8,100    CKE Restaurants, Inc..................          179,213
        16,000    Einstein/Noah Bagel Corp..............          402,000
        17,000    Landry's Seafood Restaurants(b).......          269,875
        16,050    Logan Roadhouse, Inc..................          337,050
        16,425    Papa John's International, Inc........          433,209
                                                           --------------
                                                                1,621,347
                                                           --------------
Retail (3.1%):
         8,000    Gadzooks, Inc.........................          252,000
        13,600    Pacific Sunwear of California.........          445,400
         8,200    Rexall Sundown, Inc...................          210,125
        23,000    The Finish Line, Inc..................          511,750
                                                           --------------
                                                                1,419,275
                                                           --------------
Retail--Apparel (0.5%):
         1,400    Coldwater Creek, Inc..................           19,425
         7,700    Stein Mart Inc........................          219,450
                                                           --------------
                                                                  238,875
                                                           --------------
Retail--General Merchandise (0.3%):
         1,400    Burlington Coat Factory Wholesale.....           25,200

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

SMALL COMPANY GROWTH FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)


    SHARES
      OR
  PRINCIPAL                      SECURITY                      MARKET
    AMOUNT                     DESCRIPTION                     VALUE
---------------   ---------------------------------------  --------------
COMMON STOCKS, CONTINUED:
Retail--General Merchandise, continued:
        10,500    Maxim Group Inc. (The)................   $      139,125
                                                           --------------
                                                                  164,325
                                                           --------------
Retail--Specialty Stores (0.2%):
         3,800    Insight Enterprises...................           94,050
                                                           ---------------
Technology--Software (1.1%):
         7,900    Radiant Systems, Inc..................           71,100
        11,100    Visio Corp............................          432,900
                                                           --------------
                                                                  504,000
                                                           --------------
Telecommunications (3.2%):
        19,100    Natural Microsystems Corp.............          379,613
        75,000    Tel-Save Holdings, Inc................        1,087,499
                                                           --------------
                                                                1,467,112
                                                           --------------
Telecommunications--Equipment (0.6%):
        14,700    Boston Technology, Inc................          277,463
                                                           --------------
COMMON STOCKS, CONTINUED:
Textile (1.0%):
         4,500    Nautica Enterprises, Inc..............   $      113,063
         7,600    St. John Knits, Inc...................          328,700
                                                           --------------
                                                                  441,763
                                                           --------------
Transportation (0.6%):
         9,200    Rural/Metro Corp......................          280,600
                                                           --------------
     Total Common Stocks                                       34,354,493
                                                           --------------
PREFERRED STOCKS (0.5%):
        12,200    Qlogic Corp...........................          240,950
                                                           --------------
     Total Preferred Stocks                                       240,950
                                                           --------------
U.S. GOVERNMENT AGENCIES (29.3%):
Federal Home Loan Bank:
$13,535,000       0.00%, 4/1/97.........................       13,532,833
                                                           --------------
     Total U.S. Government Agencies                            13,532,833
                                                           --------------
     Total (Cost--$45,120,976)(a)                          $   48,128,276
                                                           ==============

-------------
Percentages indicated are based on net assets of $46,176,437.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

               Unrealized appreciation .......................   $  3,007,300
               Unrealized depreciation .......................             --
                                                                 ------------
               Net unrealized appreciation ...................   $  3,007,300
                                                                 ============

(b)  Represents non-income producing securities.

                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND


                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

   SHARES
     OR
  PRINCIPAL                      SECURITY                      MARKET
   AMOUNT                      DESCRIPTION                     VALUE
--------------   ----------------------------------------- ---------------
COMMON STOCKS (92.5%):
AUSTRALIA (2.9%):
Broadcasting (0.6%):
      50,000     News Corp. Limited.....................   $      233,194
                                                           ---------------
Insurance--Multiline (0.8%):
     210,000     National Mutual Holdings, Ltd..........          319,339
                                                           ---------------
Metals--Diversified (1.5%):
     200,000     M.I.M. Holdings, Ltd...................          268,075
     175,000     QNI Limited............................          333,330
                                                           ---------------
                                                                  601,405
                                                           ---------------

Total Australia                                                 1,153,938
                                                           ---------------
CHILE (1.4%):
Metals--Diversified (1.4%):
      26,300     Cristalerias De Chile (ADR)............          555,588
                                                           ---------------
Total Chile                                                       555,588
                                                           ---------------
FINLAND (1.9%):
Food & Related (0.9%):
       4,000     Raison Tehtaat OY......................          371,507
                                                           ---------------
Machinery & Equipment (1.0%):
      10,000     KCI Konecranes International...........          393,717
                                                           ---------------
Total Finland                                                     765,224
                                                           ---------------
FRANCE (8.8%):
Consumer Goods & Services (0.7%):
       8,000     Guy Degrenne SA........................          273,607
                                                           ---------------
Diversified Products (1.3%):
       4,000     Generale Des Eaux......................          543,662
                                                           ---------------
Electronic Components (0.8%):
       4,500     Thompson Microelectronics..............          315,803
                                                           ---------------
Household Products (1.4%):
      24,000     Moulinex...............................          550,058
                                                           ---------------
Insurance--Multiline (1.3%):
       8,000     AXA....................................          529,164
                                                           ---------------
Multiple Industry (0.7%):
      95,000     Chemunex SA............................          295,372
                                                           ---------------
Photographic Equipment (0.4%):
       1,000     Grand Optical-Photoservice.............          155,281
                                                           ---------------
Retail--General Merchandise (0.7%):
         625     Pinault-Printemps-Redoute SA...........          268,722
                                                           ---------------
Tires & Rubber Products (1.5%):
      10,000     Michelin (CGDE)-B......................          594,297
                                                           ---------------
Total France                                                    3,525,966
                                                           ---------------
COMMON STOCKS, CONTINUED:
GERMANY (9.6%):
Automobiles & Trucks (1.4%):
       2,000     MAN AG.................................   $      571,808
                                                           ---------------
Banks (1.5%):
      20,000     Commerzbank AG.........................          579,001
                                                           ---------------
Diversified Products (1.2%):
       8,500     Veba AG................................          488,075
                                                           ---------------
Machine - Diversified (1.6%):
      20,000     Boewe Systec AG........................          641,336
                                                           ---------------
Machinery & Equipment (2.6%):
         800     GEA AG.................................          306,882
         800     GEA AG -prf............................          304,485
       1,130     Mannesmann AG..........................          431,778
                                                           ---------------
                                                                1,043,145
                                                           ---------------
Medical--Biotechnology (1.3%):
      13,600     Biotest AG-Vorzugsaktien...............          521,700
                                                           ---------------
Total Germany                                                   3,845,065
                                                           ---------------
GREAT BRITAIN (16.3%):
Auto Parts (1.2%):
     200,000     Mayflower Corp. PLC....................          500,810
                                                           ---------------
Coal (0.5%):
      35,000     RJB Mining PLC.........................          208,329
                                                           ---------------
Computer Hardware (1.5%):
      30,000     Micro Focus Group PLC..................          616,982
                                                           ---------------
Diversified Products (1.8%):
      25,000     Bodycote International PLC.............          297,613
      65,000     Cowie Group PLC........................          418,916
                                                           ---------------
                                                                  716,529
                                                           ---------------
Food & Related (0.9%):
     125,000     Somerfield PLC.........................          365,345
                                                           ---------------
Hotel Management & Related Services (1.3%):
     175,000     Jarvis Hotels PLC......................          505,736
                                                           ---------------
Household Products (0.6%):
     175,000     Limelight Group PLC....................          222,696
                                                           ---------------
Manufacturing (1.1%):
      65,000     Blue Circle Industries PLC.............          443,997
                                                           ---------------
Oil--Field Services (1.0%):
     100,000     KBC Advanced Technologies..............          394,080
                                                           ---------------

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

INTERNATIONAL EQUITY FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)

   SHARES
     OR
  PRINCIPAL                      SECURITY                      MARKET
   AMOUNT                      DESCRIPTION                     VALUE
--------------   ----------------------------------------- ---------------
COMMON STOCKS, CONTINUED:
GREAT BRITAIN, CONTINUED:
Paper & Related Products (0.7%):
      50,000     Waddington PLC.........................   $      265,594
                                                           ---------------
Professional Sports (0.5%):
     100,000     Newcastle United.......................          221,670
                                                           ---------------
Retail--Specialty Stores (0.9%):
      80,000     Allied Carpets Group PLC...............          371,749
                                                           ---------------
Telecom Equipment (3.2%):
      80,000     British Telecom PLC....................          585,209
     240,000     IMS Group..............................          695,551
                                                           ---------------
                                                                1,280,760
                                                           ---------------
Transportation--Misc. (1.1%):
     160,000     NFC PLC................................          434,802
                                                           ---------------
Total Great Britain                                             6,549,079
                                                           ---------------
HONG KONG (3.9%):
Banks (0.9%):
      16,000     HSBC Holdings PLC......................          371,660
                                                           ---------------
Diversified Products (0.8%):
      54,000     Jardine Matheson Holdings (ADR)........          313,200
                                                           ---------------
Real Estate (1.3%):
      32,000     Cheung Kong............................          281,842
      48,000     New World Developement.................          258,923
                                                           ---------------
                                                                  540,765
                                                           ---------------
Utilities--Electric (0.9%):
     100,000     HongKong Electric Holdings.............          352,948
                                                           ---------------
Total Hong Kong                                                 1,578,573
                                                           ---------------
INDIA (1.1%):
Banks (1.1%):
      20,000     State Bank of India (ADR)..............          449,000
                                                           ---------------
Total India                                                       449,000
                                                           ---------------
INDONESIA (1.1%):
Retail--General Merchandise (0.8%):
     140,000     Part Ramayana Lestari Sent-frg.........          326,531
                                                           ---------------
Unclassified (0.3%):
     125,000     Putra Surya Multidana..................          113,050
                                                           ---------------
Total Indonesia                                                   439,581
                                                           ---------------
ITALY (2.6%):
Electronics (1.3%):
     120,000     Stet ORD...............................          524,382
                                                           ---------------

COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
Oil--Field Services (1.3%):
     100,000     Eni SPA................................   $      508,017
                                                           ---------------
Total Italy                                                     1,032,399
                                                           ---------------
JAPAN (20.0%):
Automobiles & Trucks (2.9%):
      12,000     Honda Motor Co., Ltd...................          357,645
      48,000     Ricoh Company Limited..................          546,644
      27,000     Suzuki Motor Co., Ltd..................          261,691
                                                           ---------------
                                                                1,165,980
                                                           ---------------
Banks (2.1%):
      58,000     Eighteenth Bank........................          348,534

      45,000     Sanwa Bank, Ltd........................          483,402
                                                           ---------------
                                                                  831,936
                                                           ---------------
Chemicals--Petroleum & Inorganic (2.4%):
      43,000     Sekisui Chemical Co....................          423,714

      28,000     Shin-Etsu Chemical Co..................          531,459
                                                           ---------------
                                                                  955,173
                                                           ---------------
Chemicals--Specialty (1.2%):
     105,000     Mitsui Petrochemical IND...............          491,883
                                                           ---------------
Defense (1.2%):
      72,000     Mitsubishi Heavy Industries, Ltd.......          468,136
                                                           ---------------
Electronic Components (1.3%):
      60,000     Hitachi, Limited.......................          533,075
                                                           ---------------
Electronics (1.3%):
      34,000     Matsushita Electric Industrial Co.,
                    Ltd.................................          530,005
                                                           ---------------
Financial Services (0.9%):
      52,000     Daiwa Securities Co., Ltd..............          374,638
                                                           ---------------
Leisure Time Industry (1.1%):
      70,000     Sumitomo Marine & Fire.................          424,037
                                                           ---------------
Photographic Equipment (1.2%):
      14,000     Fuji Photo Film-Ord....................          460,221
                                                           ---------------
Retail--Food Stores (1.4%):
      13,000     ITO-Yokado Co., Ltd....................          577,498
                                                           ---------------
Steel (1.2%):
     230,000     NKK Corporation........................          482,998
                                                           ---------------
Telecom Equipment (0.7%):
      50,000     C-Cube Corporation......................         283,903
                                                           ---------------

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND

                                 MARCH 31, 1997
                                  (UNAUDITED)

   SHARES
     OR
  PRINCIPAL                     SECURITY                       MARKET
   AMOUNT                      DESCRIPTION                     VALUE
--------------   ----------------------------------------- --------------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Tires & Rubber Products (1.1%):
      24,000     Bridgestone Corp.......................   $      449,721
                                                           --------------
Total Japan                                                     8,029,204
                                                           --------------
MALAYSIA (0.6%):
Real Estate (0.6%):
     160,000     Hong Leong Properties BHD..............          252,975
                                                           --------------
Total Malaysia                                                    252,975
                                                           --------------
MEXICO (1.6%):
Building & Construction (1.6%):
     170,000     CEMEX, S.A. DE C.V.....................          621,612
                                                           --------------
Total Mexico                                                      621,612
                                                           --------------
NETHERLANDS (4.4%):
Banks (0.7%):
       7,000     ING Grouep N.V.........................          275,781
                                                           --------------
Electronic Components (1.1%):
       9,000     Philips Electronics....................          419,830
                                                           --------------
Retail--General Merchandise (1.4%):
      12,000     Vendex International N.V...............          568,089
                                                           --------------
Transportation--Misc. (1.2%):
      11,000     Koninklijke Van Ommeren NV.............          480,872
                                                           --------------
Total Netherlands                                               1,744,572
                                                           --------------
PERU (1.5%):
Telecom Equipment (1.5%):
      26,200     Telefonica del Peru-ADR................          582,950
                                                           --------------
Total Peru                                                        582,950
                                                           --------------
PHILIPPINES (1.1%):
Banks (1.1%):
      30,000     Equitable Banking Corp.................          128,921
      25,000     Philippine National Bank...............          298,691
                                                           --------------
Total Philippines                                                 427,612
                                                           --------------
SINGAPORE (2.6%):
Banks (0.7%):
      27,000     United Overseas Bank, Ltd..............          276,480
                                                           --------------
Electrical Equipment (0.7%):
     100,000     GP Batteries International (ADR).......          273,000
                                                           --------------
COMMON STOCKS, CONTINUED:
SINGAPORE, CONTINUED:
Publishing (0.7%):
      15,000     Singapore Press Holdings...............   $      272,952
                                                           --------------
Real Estate (0.5%):
      67,000     DBS Land, Ltd..........................          229,003
                                                           --------------
Total Singapore                                                 1,051,435
                                                           --------------
SOUTH AFRICA (3.3%):
Building & Construction (1.7%):
     280,000     Murray & Roberts Holdings, Ltd.........          677,747
                                                           --------------
Manufacturing (1.6%):
     115,000     AECI, Ltd..............................          663,382
                                                           --------------
Total South Africa                                              1,341,129
                                                           --------------
SPAIN (2.9%):
Banks (1.7%):
       9,700     Banco Santander SA.....................          667,100
                                                           --------------
Telecom Equipment (1.2%):
      20,200     Telefonica De Espana...................          486,584
                                                           --------------
Total Spain                                                     1,153,684
                                                           --------------
SWITZERLAND (4.9%):
Banks (1.5%):
       5,000     Credit Suisse Group-Reg................          599,568
                                                           --------------
Chemicals--Specialty (0.0%):
         250     CIBA Specialty Chemicals...............           20,651
                                                           --------------
Medical Equipment & Supplies (0.8%):
         250     Novartis AG-REG Shs....................          309,936
                                                           --------------
Pharmaceuticals (1.5%):
          70     RocheAG-Genussshein....................          604,705
                                                           --------------
Transportation--Misc. (1.1%):
         450     Danzas Holdings AG-REG.................          440,747
                                                           --------------
Total Switzerland                                               1,975,607
                                                           --------------
     Total Common Stocks                                       37,075,193
                                                           --------------
SHORT TERM INVESTMENT FUNDS (6.8%):
$2,716,303       Bank Of New York, 4.7%, 1/1/80.........        2,716,303
                                                           --------------
Total Short Term Investment Funds                               2,716,303
                                                           --------------
     Total (Cost--$39,199,981)(a)                          $   39,791,496
                                                           ==============

---------------
Percentages indicated are based on net assets of $40,091,720.
(a) Represents cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

             Unrealized appreciation ..................... $    1,919,064
             Unrealized depreciation .....................     (1,327,549)
                                                           --------------
           Net unrealized appreciation ................... $      591,515
                                                           ==============


                       See notes to financial statements


                          [LOGO OF BB&T APPEARS HERE]

                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)


1.   ORGANIZATION:

     The BB&T Mutual Funds Group ("The Group") commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

     The Group is authorized to issue an unlimited number of shares without par value. The Group offers shares of the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund, the Small Company Growth Fund and the International Equity Fund (January 2, 1997) (referred to individually as a "Fund" and collectively as the "Funds"). The Group offers three classes of shares: Class A Shares, Class B Shares, and Trust Shares. Class A Shares are offered with a front-end sales charge on the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund, the North Carolina Intermediate Tax-Free Fund, the Growth and Income Stock Fund, the Balanced Fund, the Small Company Growth Fund and the International Equity Fund (collectively, "the variable net asset funds"). Class B Shares are offered subject to a contingent deferred sales charge which varies based on the length of time Class B Shares are held in accordance with the Prospectus. Each class of shares has identical rights and privileges except with respect to the distribution fees borne by the Class A Shares and Class B Shares, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Sales of shares of the Group may be made to customers of Branch Banking & Trust Company (BB&T) and its affiliates, to all accounts of correspondent banks of BB&T and to the general public. BB&T serves as investment adviser to the Group.

     The U.S. Treasury Money Market Fund (the "money market fund") seeks current income with liquidity and stability of principle. The Short-Intermediate U.S. Government Income Fund and the Intermediate U.S. Government Bond Fund seek current income consistent with preservation of capital. The North Carolina Intermediate Tax-Free Fund seeks to produce a high level of current interest income that is exempt from both federal income tax and North Carolina personal income tax. The Growth and Income Stock Fund seeks capital growth, current income or both. The Balanced Fund seeks long-term capital growth and current income. The Small Company Growth Fund seeks long-term capital appreciation. The International Equity Fund Series long-term capital appreciation through investments primarily in equity securities of foreign issuers.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997
                                  (UNAUDITED)


     SECURITIES VALUATION:

     Investments of the money market fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition the U.S. Treasury Money Market Fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the variable net asset funds are valued at their market values determined on the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and market values of investments are reflected as unrealized appreciation or depreciation.

     FOREIGN CURRENCY TRANSLATION:

     Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of realized gains or losses and unrealized appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY CONTRACTS:

     Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

     SECURITIES TRANSACTIONS AND RELATED INCOME:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued


                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997
                                  (UNAUDITED)


     WHEN-ISSUED AND FORWARD COMMITMENTS:

     The Funds may purchase securities on a "when-issued" basis and may also purchase or sell securities on a forward commitment. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are received.

     REPURCHASE AGREEMENTS:

     Each Fund may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Money Market Fund, the Short-Intermediate U.S. Government Income Fund, the Intermediate U.S. Government Bond Fund and the North Carolina Intermediate Tax-Free Fund. Dividends from net investment income are declared and paid monthly for the Growth and Income Stock Fund and the Balanced Fund. Dividends from net investment income are declared and paid quarterly for the Small Company Growth Fund and the International Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES:

     It is the policy of each Fund of the Group to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                   Continued

                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997
                                  (UNAUDITED)


     OTHER:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses for the Group are prorated to the Funds on the basis of relative net assets. All expenses in connection with the Small Company Growth Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being amortized over a period of two years commencing with the initial public offering.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities) for the six months ended March 31, 1997 are as follows:


                                                                          PURCHASES           SALES
                                                                          ---------           -----
     Short-Intermediate U.S. Government Income Fund............          $80,499,170       $57,124,877
     Intermediate U.S. Government Bond Fund....................          $56,987,877       $47,165,727
     North Carolina Intermediate Tax-Free Fund.................          $35,092,857       $   956,281
     Growth and Income Stock Fund..............................          $48,702,444       $33,929,139
     Balanced Fund.............................................          $16,931,652       $13,327,330
     Small Company Growth Fund.................................          $24,380,066       $20,486,831
     International Equity Fund (a)..............................         $38,013,907       $ 1,774,708

     (a) For the period from January 2, 1997 (commencement of operations) to March 31, 1997.


4.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided to the Group by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average net assets of each of the Funds. Pursuant to a Sub-Advisory Agreement with BB&T, PNC Bank manages the Small Company Growth Fund subject to the general supervision of the Group's Board of Trustees and BB&T. For its services, PNC Bank is entitled to a fee, payable by BB&T, at the following annual rates as a percentage of the average daily net assets: (1) 0.50% of net assets up to $50 million, (2) 0.45% of net assets in excess of $50 million and less than or equal to $100 million, and (3) 0.40% of net assets in excess of $100 million.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, whom certain officers of the Funds are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers of the Funds. Fees payable to BISYS for administration services are established under terms of the administration contract at the annual rate of 0.20% as a percentage of the average daily net assets of each Fund. BISYS Ohio, serves the Funds as transfer agent and mutual fund accountant.

                                   Continued

                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997
                                  (UNAUDITED)


     The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% and 1.00% of the average daily net assets of the Class A Shares and Class B Shares, respectively. The fees may be used by BISYS to pay banks, including the adviser, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset funds. For the six months ended March 31, 1997, BISYS received $730,054 from commissions earned on sales of shares of the Funds' variable net asset value funds, of which $693,683 was allowed to affiliated broker/dealers of the Funds.

     BB&T and BISYS may voluntarily reduce or reimburse fees to assist the Funds in maintaining competitive expense ratios.

     Information regarding these transactions is as follows for the six months ended March 31, 1997.


                                                                                      ADMINISTRATION  DISTRIBUTION
                                                      INVESTMENT ADVISORY FEES             FEES           FEES
                                                 -----------------------------------  --------------- ------------
                                                       (AS A                                                        TRANSFER AGENT
                                                     PERCENTAGE         VOLUNTARY      VOLUNTARY       VOLUNTARY        AND
                                                     OF AVERAGE            FEE            FEE             FEE         MUTUAL FUND
                                                     NET ASSETS)        REDUCTIONS     REDUCTIONS      REDUCTIONS   ACCOUNTING FEES
                                                 -------------------  --------------  -------------   ------------  ---------------
U.S. Treasury Money Market Fund ...............        0.40%                    --             --        $ 42,638        $ 86,446
Short-Intermediate U.S. Government
   Income Fund ................................        0.60%              $ 41,579             --        $  7,608        $ 45,758
Intermediate U.S. Government
   Bond Fund ..................................        0.60%              $ 64,610             --        $  5,191        $ 70,549
North Carolina Intermediate Tax-
   Free Fund ..................................        0.60%              $ 25,409       $ 12,609        $ 15,979        $ 37,618
Growth and Income Stock Fund ..................        0.74%              $312,372             --        $ 29,116        $123,699
Balanced Fund .................................        0.74%              $108,616             --        $ 16,831        $ 84,484
Small Company Growth Fund .....................        1.00%              $    796             --        $ 10,210        $ 93,633
International Equity Fund .....................        1.00%              $  3,713       $    743        $     79        $ 31,600


                                   Continued

                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997


5.   CAPITAL SHARE TRANSACTIONS:

     Transactions in capital shares for the Group were as follows:

                                                    U.S. TREASURY                          SHORT INTERMEDIATE U.S.
                                                  MONEY MARKET FUND                         GOVERNMENT INCOME FUND
                                       -----------------------------------------------------------------------------------
                                           FOR THE               FOR THE                FOR THE               FOR THE
                                          SIX MONTHS               YEAR                SIX MONTHS              YEAR
                                            ENDED                 ENDED                  ENDED                 ENDED
                                          MARCH 31,           SEPTEMBER 30,            MARCH 31,           SEPTEMBER 30,
                                             1997                  1996                   1997                 1996
                                       -----------------     -----------------       ---------------     -----------------
                                         (UNAUDITED)                                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued .......    $  24,436,501         $  61,519,685         $   368,889          $    780,331
   Dividends reinvested ..............          602,702               893,083             135,366               292,456
   Shares redeemed ...................      (25,011,105)          (48,429,306)         (1,202,762)           (1,717,615)
                                          -------------         -------------         -----------          ------------
   Change in net assets from
     Investor A share transactions ...    $      28,098         $  13,983,462         $  (698,507)         $   (644,828)
                                          =============         =============         ===========          ============
CLASS B SHARES:
   Proceeds from shares issued .......    $   1,319,918         $   1,957,034 (a)
   Dividends reinvested ..............           23,813                16,070 (a)
   Shares redeemed ...................       (1,198,474)             (668,319)(a)
                                          -------------         -------------
   Change in net assets from
     Investor B share transactions ...    $     145,257         $   1,304,785 (a)
                                          =============         =============
TRUST SHARES:
   Proceeds from shares issued .......    $ 144,464,991         $ 386,470,057         $40,145,358          $ 31,220,980
   Dividends reinvested ..............          647,087               812,451             611,855             1,155,628
   Shares redeemed ...................     (155,197,597)         (301,391,098)         (6,378,661)          (14,011,731)
                                          -------------         -------------         -----------          ------------
   Change in net assets from
     Trust share transactions ........    $ (10,085,519)        $  85,891,410         $34,378,552          $ 18,364,877
                                          =============         =============         ===========          ============
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued ............................       24,436,501            61,519,685              37,863                79,521
   Reinvested ........................          602,702               893,083              13,849                29,675
   Redeemed ..........................      (25,011,018)          (48,429,306)           (123,274)             (174,736)
                                          -------------         -------------         -----------          ------------
   Change in Investor A Shares .......           28,185            13,983,462             (71,562)              (65,540)
                                          =============         =============         ===========          ============
CLASS B SHARES:
   Issued ............................        1,319,918             1,957,034 (a)
   Reinvested ........................           23,813                16,070 (a)
   Redeemed ..........................       (1,198,474)             (668,319)(a)
                                          -------------         -------------
   Change in Investor B Shares .......          145,257             1,304,785 (a)
                                          =============         =============
TRUST SHARES:
   Issued ............................      144,464,991           386,470,057           4,120,848             3,184,600
   Reinvested ........................          647,087               812,451              62,494               117,290
   Redeemed ..........................     (155,197,597)         (301,391,098)           (641,609)           (1,422,732)
                                          -------------         -------------         -----------          ------------
   Change in Trust Shares ............      (10,085,519)           85,891,410           3,541,733             1,879,158
                                          =============         =============         ===========          ============

-------------

(a) The fund commenced offering Class B Shares January 1, 1996.

                                   Continued

                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997

                                                            INTERMEDIATE U.S.                    NORTH CAROLINA INTERMEDIATE
                                                           GOVERNMENT BOND FUND                         TAX-FREE FUND
                                                   -------------------------------------     ------------------------------------
                                                       FOR THE             FOR THE              FOR THE             FOR THE
                                                     SIX MONTHS              YEAR             SIX MONTHS             YEAR
                                                        ENDED               ENDED                ENDED               ENDED
                                                      MARCH 31,         SEPTEMBER 30,          MARCH 31,         SEPTEMBER 30,
                                                        1997                 1996                1997                1996
                                                   ----------------    -----------------    ----------------   ------------------
                                                      (UNAUDITED)                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued .................    $    1,147,087      $       923,832      $      612,307      $    1,510,448
   Dividends reinvested ........................            88,262              207,800             140,304             268,478
   Shares redeemed .............................          (365,476)          (2,521,905)           (905,493)         (1,143,115)
                                                    --------------     ----------------     ---------------     ---------------
   Change in net assets from
   Investor A share transactions ...............    $      869,873      $    (1,390,273)     $     (152,882)     $      635,811
                                                    ==============      ===============      ==============      ==============
CLASS B SHARES:
   Proceeds from shares issued .................    $      144,879      $       359,519 (a)
   Dividends reinvested ........................             8,848                5,665 (a)
   Shares redeemed .............................            (5,556)              (8,010)(a)
                                                    --------------     ----------------
   Change in net assets from
   Investor B share transactions ...............    $      148,171      $       357,174 (a)
                                                    ==============      ===============
TRUST SHARES:
   Proceeds from shares issued .................    $   19,576,232      $    65,562,100      $   39,335,716      $   10,310,221
   Dividends reinvested ........................         2,258,738            4,476,007                  --                  --
   Shares redeemed .............................       (12,729,852)         (25,629,116)         (5,388,077)         (9,700,110)
                                                    --------------      ---------------      --------------      --------------
   Change in net assets from Trust
   share transactions ..........................    $    9,105,118      $    44,408,991      $   33,947,639      $      610,111
                                                    ==============      ===============      ==============      ==============
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued ......................................           117,682               93,847              60,420             149,219
   Reinvested ..................................             9,058               21,069              13,842              26,506
   Redeemed ....................................           (37,511)            (258,458)            (89,401)           (112,758)
                                                    --------------      ---------------      --------------      --------------
   Change in Investor A Shares .................            89,229             (143,542)            (15,139)             62,967
                                                    ==============      ===============      ==============      ==============
CLASS B SHARES:
   Issued ......................................            15,028               37,041 (a)
   Reinvested ..................................               911                  591 (a)
   Redeemed ....................................              (575)                (841)(a)
                                                    --------------      ---------------
   Change in Investor B Shares .................            15,364               36,791 (a)
                                                    ==============      ===============
TRUST SHARES:
   Issued ......................................         2,010,819            6,626,543           3,890,321           1,022,116
   Reinvested ..................................           231,421              456,831                  --                  --
   Redeemed ....................................        (1,307,961)          (2,617,022)           (430,495)           (958,821)
                                                    --------------      ---------------      --------------      --------------
   Change in Trust Shares ......................           934,279            4,466,352           3,459,826              63,295
                                                    ==============      ===============      ==============      ==============

-------------

(a) The fund commenced offering Class B Shares January 1, 1996.


                                   Continued

                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997

                                                GROWTH AND INCOME
                                                   STOCK FUND                               BALANCED FUND
                                       -----------------------------------       -----------------------------------
                                          FOR THE             FOR THE               FOR THE              FOR THE
                                         SIX MONTHS             YEAR               SIX MONTHS             YEAR
                                           ENDED               ENDED                 ENDED                ENDED
                                         MARCH 31,          SEPTEMBER 30,          MARCH 31,          SEPTEMBER 30,
                                            1997                1996                  1997                1996
                                       --------------      ---------------       --------------      ---------------
                                        (UNAUDITED)                               (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued ......  $    5,741,406      $     6,811,567       $    1,771,296      $     3,871,025
   Dividends reinvested .............       1,062,574              338,523              642,661              402,738
   Shares redeemed ..................      (1,324,622)          (1,427,065)            (936,482)          (1,928,670)
                                       --------------      ---------------       --------------      ---------------
   Change in net assets from
     Investor A share transactions ..  $    5,479,358      $     5,723,025       $    1,477,475      $     2,345,093
                                       ==============      ===============       ==============      ===============
CLASS B SHARES:
   Proceeds from shares issued ......  $    4,308,241      $     3,738,136 (a)   $    1,657,767      $     2,332,596 (a)
   Dividends reinvested .............         229,771               17,476 (a)          135,505               33,079 (a)
   Shares redeemed ..................        (173,802)             (82,260)(a)          (92,309)             (77,715)(a)
                                       --------------      ---------------       --------------      ---------------
   Change in net assets from
     Investor B share transactions ..  $    4,364,210      $     3,673,352 (a)   $    1,700,963      $     2,287,960 (a)
                                       ==============      ===============       ==============      ===============
TRUST SHARES:
   Proceeds from shares issued ......  $   62,817,183      $    68,337,109       $   13,941,693      $    24,146,440
   Dividends reinvested .............       6,656,056            3,190,245            3,165,089            2,035,268
   Shares redeemed ..................     (52,245,491)         (40,729,870)         (15,767,009)         (11,407,119)
                                       --------------      ---------------       --------------      ---------------
   Change in net assets from
     Trust share transactions .......  $   17,227,748      $    30,797,484       $    1,339,773      $    14,774,589
                                       ==============      ===============       ==============      ===============
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued ...........................         359,194              477,889              144,437              334,248
   Reinvested .......................          67,301               24,085               53,051               34,933
   Redeemed .........................         (81,701)            (100,847)             (76,280)            (166,329)
                                       --------------      ---------------       --------------      ---------------
   Change in Investor A Shares ......         344,794              401,127              121,208              202,852
                                       ==============      ===============       ==============      ===============
CLASS B SHARES:
   Issued ...........................         266,507              258,055 (a)          136,088              200,160 (a)
   Reinvested .......................          14,590                1,200 (a)           11,234                2,850 (a)
   Redeemed .........................         (10,694)              (5,567)(a)           (7,547)              (6,712)(a)
                                       --------------      ---------------       --------------      ---------------
   Change in Investor B Shares ......         270,403              253,688 (a)          139,775              196,298 (a)
                                       ==============      ===============       ==============      ===============
TRUST SHARES:
   Issued ...........................       3,901,869            4,851,989            1,146,048            2,102,026
   Reinvested .......................         420,861              227,034              261,846              177,017
   Redeemed .........................      (2,552,443)          (2,820,394)          (1,291,877)            (986,873)
                                       --------------      ---------------       --------------      ---------------
   Change in Trust Shares ...........       1,770,287            2,258,629              116,017            1,292,170
                                       ==============      ===============       ==============      ===============

-------------

(a) The fund commenced offering Class B Shares January 1, 1996.


                                   Continued

                          [LOGO OF BB&T APPEARS HERE]

                                 MARCH 31, 1997

                                                                          SMALL COMPANY                 INTERNATIONAL
                                                                           GROWTH FUND                   EQUITY FUND
                                                               ------------------------------------- --------------------
                                                                   FOR THE             FOR THE         FOR THE PERIOD
                                                                 SIX MONTHS             YEAR           JANUARY 2, 1997
                                                                    ENDED               ENDED                TO
                                                                  MARCH 31,         SEPTEMBER 30,         MARCH 31,
                                                                    1997                1996               1997(b)
                                                               ----------------   ------------------ --------------------
                                                                 (UNAUDITED)                             (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES:
   Proceeds from shares issued ..............................  $     6,303,743      $   5,198,893      $       192,720
   Dividends reinvested .....................................            8,876                 --                   --
   Shares redeemed ..........................................       (3,839,977)          (321,183)             (10,336)
                                                               ---------------      -------------      ---------------
   Change in net assets from Investor A
   share transactions .......................................  $     2,472,642      $   4,877,710      $       182,384
                                                               ===============      =============      ===============
CLASS B SHARES:
   Proceeds from shares issued ..............................  $     2,924,176      $   2,870,037 (a)  $       235,358
   Dividends reinvested .....................................            4,427                 -- (a)               --
   Shares redeemed ..........................................         (250,418)           (41,375)(a)               --
                                                               ---------------      -------------      ---------------
   Change in net assets from Investor B
   share transactions .......................................  $     2,678,185      $   2,828,662 (a)  $       235,358
                                                               ===============      =============      ===============
TRUST SHARES:
   Proceeds from shares issued ..............................  $    16,122,845      $  14,870,042      $    39,241,471
   Dividends reinvested .....................................           26,916                 --                   --
   Shares redeemed ..........................................       (8,585,342)        (5,559,535)            (396,501)
                                                               ---------------      -------------      ---------------
   Change in net assets from Trust share transactions .......  $     7,564,419      $   9,310,507      $    38,844,970
                                                               ===============      =============      ===============
SHARE TRANSACTIONS:
CLASS A SHARES:
   Issued ...................................................          322,347            294,124               18,851
   Reinvested ...............................................              451                 --                   --
   Redeemed .................................................         (196,685)           (17,579)              (1,000)
                                                               ---------------      -------------      ---------------
   Change in Investor A Shares ..............................          126,113            276,545               17,851
                                                               ===============      =============      ===============
CLASS B SHARES:
   Issued ...................................................          152,373            155,105 (a)           23,023
   Reinvested ...............................................              227                 -- (a)               --
   Redeemed .................................................          (13,807)            (2,142)(a)               --
                                                               ---------------      -------------      ---------------
   Change in Investor B Shares ..............................          138,793            152,963 (a)           23,023
                                                               ===============      =============      ===============
TRUST SHARES:
   Issued ...................................................          822,254            848,861            3,883,045
   Reinvested ...............................................            1,359                 --                   --
   Redeemed .................................................         (444,717)          (295,847)             (38,423)
                                                               ---------------      -------------      ---------------
   Change in Trust Shares ...................................          378,896            553,014            3,844,622
                                                               ===============      =============      ===============

-------------

(a)  The fund commenced offering Class B Shares January 1, 1996.

(b)  Period from commencement of operations.


                                   Continued

                          [LOGO OF BB&T APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND
                                                                  Class A Shares


                              FINANCIAL HIGHLIGHTS


                                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                                                   FOR THE SIX MONTHS    ----------------------------------
                                                         ENDED                                                 OCTOBER 5, 1992 TO
                                                     MARCH 31, 1997       1996         1995          1994     SEPTEMBER 30, 1993 (a)
                                                   ------------------   --------     --------     ---------   ---------------------
                                                      (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ............      $    1.00       $    1.00    $    1.00     $    1.00        $   1.00
                                                       ----------      ----------   ----------    ----------       ---------
INVESTMENT ACTIVITIES
   Net investment income ........................          0.022           0.044        0.047         0.027           0.026
                                                       ----------      ----------   ----------    ----------       ---------
        Total from Investment Activities ........          0.022           0.044        0.047         0.027           0.026
                                                       ----------      ----------   ----------    ----------       ---------
DISTRIBUTIONS
   Net investment income ........................         (0.022)         (0.044)      (0.047)       (0.027)         (0.026)
                                                       ----------      ----------   ----------    ----------       ---------
        Total Distributions .....................         (0.022)         (0.044)      (0.047)       (0.027)         (0.026)
                                                       ----------      ----------   ----------    ----------       ---------
NET ASSET VALUE, END OF PERIOD ..................      $    1.00       $    1.00    $    1.00     $    1.00        $   1.00
                                                       ==========      ==========   ==========    ==========       =========
Total Return ....................................           2.18%(b)        4.49%        4.81%         2.76%           2.60%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ..............      $  27,959       $  27,931    $  13,948     $   1,486        $    279
   Ratio of expenses to average net assets ......           0.94%(c)        0.99%        0.98%         0.94%           0.51%(c)
   Ratio of net investment income to average net
     assets .....................................           4.33%(c)        4.37%        4.81%         2.89%           2.58%(c)
   Ratio of expenses to average net assets* .....           1.24%(c)        1.25%        1.24%         1.32%           1.32%(c)
   Ratio of net investment income to average net
     assets* ....................................           4.03%(c)        4.11%        4.55%         2.51%           1.77%(c)

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c) Annualized.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

U.S. TREASURY MONEY MARKET FUND
Class B Shares


                              Financial Highlights


                                                                       FOR THE SIX MONTHS
                                                                              ENDED                  JANUARY 1, 1996 TO
                                                                         MARCH 31, 1997            SEPTEMBER 30, 1996 (a)
                                                                      ----------------------     ---------------------------
                                                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...........................            $    1.00                     $    1.00
                                                                            ----------                    ----------
INVESTMENT ACTIVITIES
   Net investment income .......................................                0.018                         0.025
                                                                            ----------                    ----------
        Total from Investment Activities .......................                0.018                         0.025
                                                                            ----------                    ----------
DISTRIBUTIONS
   Net investment income .......................................               (0.018)                       (0.025)
                                                                            ----------                    ----------
        Total Distributions ....................................               (0.018)                       (0.025)
                                                                            ----------                    ----------
NET ASSET VALUE, END OF PERIOD .................................            $    1.00                     $    1.00
                                                                            ==========                    ==========
Total Return (excludes redemption charge) ......................                 1.78%(b)                      2.53%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) .............................            $   1,450                     $   1,305
   Ratio of expenses to average net assets .....................                 1.74%(c)                      1.75%(c)
   Ratio of net investment income to average net assets ........                 3.53%(c)                      3.55%(c)

-------------

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                                 U.S. TREASURY MONEY MARKET FUND
                                                                    Trust Shares


                              Financial Highlights


                                          FOR THE SIX MONTHS           FOR THE YEAR ENDED SEPTEMBER 30,
                                                ENDED              -----------------------------------------    OCTOBER 5, 1992 TO
                                            MARCH 31, 1997            1996           1995           1994      SEPTEMBER 30, 1993 (a)
                                        ----------------------     -----------    -----------     ----------  ----------------------
                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..       $     1.00           $     1.00     $     1.00      $    1.00          $    1.00
                                              ----------           ----------     ----------      ---------          ---------
INVESTMENT ACTIVITIES
   Net investment income ..............            0.023                0.046          0.050          0.030              0.027
                                              ----------           ----------     ----------      ---------          ---------
     Total from Investment Activities .            0.023                0.046          0.050          0.030              0.027
                                              ----------           ----------     ----------      ---------          ---------
DISTRIBUTIONS
   Net investment income ..............           (0.023)              (0.046)        (0.050)        (0.030)            (0.027)
                                              ----------           ----------     ----------      ---------          ---------
     Total Distributions ..............           (0.023)              (0.046)        (0.050)        (0.030)            (0.027)
                                              ----------           ----------     ----------      ---------          ---------
NET ASSET VALUE, END OF PERIOD ........       $     1.00           $     1.00     $     1.00      $    1.00          $    1.00
                                              ==========           ==========     ==========      =========          =========
Total Return ..........................             2.28%(b)             4.74%          5.07%          3.01%              2.70%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ....       $  195,889           $  205,974     $  120,083      $  77,464          $  74,962
   Ratio of expenses to average net
     assets ...........................             0.74%(c)             0.75%          0.72%          0.67%              0.38%(c)
   Ratio of net investment income to
     average net assets ...............             4.53%(c)             4.63%          4.97%          2.97%              2.71%(c)
   Ratio of expenses to average net
     assets* ..........................             0.74%(c)             0.75%          0.75%          0.83%              0.81%(c)
   Ratio of net investment income to
     average net assets* ..............             4.53%(c)             4.63%          4.95%          2.82%              2.27%(c)

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
Class A Shares


                              Financial Highlights


                                                   FOR THE SIX MONTHS  FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ENDED         --------------------------------    NOVEMBER 30, 1992 TO
                                                     MARCH 31, 1997      1996       1995        1994       SEPTEMBER 30, 1993 (a)
                                                   ------------------  --------  ----------  ----------   -------------------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .............      $   9.73       $  9.88   $    9.60   $   10.29             $   10.00
                                                        ---------      --------  ----------  ----------            ----------
INVESTMENT ACTIVITIES
   Net investment income .........................          0.27          0.55        0.53        0.50                  0.47
   Net realized and unrealized gains (losses) on
     investments .................................         (0.11)        (0.15)       0.29       (0.68)                 0.30
                                                        ---------      --------  ----------  ----------            ----------
        Total from Investment Activities .........          0.16          0.40        0.82       (0.18)                 0.77
                                                        ---------      --------  ----------  ----------            ----------
DISTRIBUTIONS
   Net investment income .........................         (0.27)        (0.55)      (0.54)      (0.50)                (0.48)
   Net realized gains ............................            --            --          --       (0.01)                   --
                                                        ---------      --------  ----------  ----------            ----------
        Total Distributions ......................         (0.27)        (0.55)      (0.54)      (0.51)                (0.48)
                                                        ---------      --------  ----------  ----------            ----------
NET ASSET VALUE, END OF PERIOD ...................      $   9.62       $  9.73   $    9.88   $    9.60             $   10.29
                                                        =========      ========  ==========  ==========            ==========
Total Return (excludes sales charge) .............          1.65%(b)      4.09%       8.74%      (1.86)%                7.80%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ...............      $  5,595       $ 6,356   $   7,102   $  10,345             $  14,915
   Ratio of expenses to average net assets .......          1.12%(c)      1.19%       1.17%       0.89%                 0.56%(c)
   Ratio of net investment income to average net
     assets ......................................          5.58%(c)      5.55%       5.50%       5.01%                 5.43%(c)
   Ratio of expenses to average net assets* ......          1.47%(c)      1.54%       1.58%       1.58%                 1.56%(c)
   Ratio of net investment income to average net
     assets* .....................................          5.23%(c)      5.20%       5.09%       4.32%                 4.42%(c)
   Portfolio turnover(d) .........................         71.02%        54.82%     106.81%       7.06%                14.06%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                  SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                                                                    Trust Shares


                              FINANCIAL HIGHLIGHTS


                                                 FOR THE SIX MONTHS      FOR THE YEAR ENDED SEPTEMBER 30,
                                                       ENDED            ----------------------------------    NOVEMBER 30, 1992 TO
                                                   MARCH 31, 1997         1996        1995        1994       SEPTEMBER 30, 1993 (a)
                                                ----------------------  ----------  ----------  ----------   ----------------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...........     $    9.74          $    9.89   $    9.61   $   10.30          $   10.00
                                                     ----------         ----------  ----------  ----------         ----------
INVESTMENT ACTIVITIES
   Net investment income .......................          0.28               0.57        0.56        0.52               0.49
   Net realized and unrealized gains (losses)
     on investments ............................         (0.11)             (0.15)       0.28       (0.68)              0.30
                                                     ----------         ----------  ----------  ----------         ----------
        Total from Investment Activities .......          0.17               0.42        0.84       (0.16)              0.79
                                                     ----------         ----------  ----------  ----------         ----------
DISTRIBUTIONS
   Net investment income .......................         (0.28)             (0.57)      (0.56)      (0.52)             (0.49)
   Net realized gains ..........................            --                 --          --       (0.01)                --
                                                     ----------         ----------  ----------  ----------         ----------
        Total Distributions ....................         (0.28)             (0.57)      (0.56)      (0.53)             (0.49)
                                                     ----------         ----------  ----------  ----------         ----------
NET ASSET VALUE, END OF PERIOD .................     $    9.63          $    9.74   $    9.89   $    9.61          $   10.30
                                                     ==========         ==========  ==========  ==========         ==========
Total Return ...................................          1.78%(b)           4.36%       9.01%      (1.66)%             8.01%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) .............     $  96,020          $  62,621   $  45,005   $  38,208          $  34,646
   Ratio of expenses to average net assets .....          0.87%(c)           0.93%       0.93%       0.71%              0.39%(c)
   Ratio of net investment income to average
     net assets ................................          5.84%(c)           5.81%       5.78%       5.20%              5.60%(c)
   Ratio of expenses to average net assets* ....          0.97%(c)           1.03%       1.08%       1.08%              1.05%(c)
   Ratio of net investment income to average
     net assets* ...............................          5.74%(c)           5.71%       5.64%       4.83%              4.94%(c)
   Portfolio turnover(d) .......................         71.02%             54.82%     106.81%       7.06%             14.06%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

INTERMEDIATE U.S. GOVERNMENT BOND FUND
Class A Shares


                              FINANCIAL HIGHLIGHTS


                                                                                 FOR THE YEAR ENDED
                                                      FOR THE SIX MONTHS            SEPTEMBER 30,
                                                            ENDED           -----------------------------      OCTOBER 9, 1992 TO
                                                        MARCH 31, 1997      1996       1995        1994      SEPTEMBER 30, 1993 (a)
                                                      -------------------   ------    -------     -------    ----------------------
                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .................    $    9.63       $   9.88   $   9.33    $  10.39            $ 10.00
                                                          ----------      ---------  ---------   ---------           --------
INVESTMENT ACTIVITIES
   Net investment income .............................         0.27           0.56       0.59        0.59               0.63
   Net realized and unrealized gains (losses) on
     investments .....................................        (0.14)         (0.25)      0.55       (1.04)              0.39
                                                           ---------       --------  ---------   ---------           --------
        Total from Investment Activities .............         0.13           0.31       1.14       (0.45)              1.02
                                                           ---------       --------  ---------   ---------           --------
DISTRIBUTIONS
   Net investment income .............................        (0.27)         (0.56)     (0.59)      (0.59)             (0.63)
   Net realized gains ................................           --             --         --       (0.02)                --
                                                           ---------       --------  ---------   ---------           --------
        Total Distributions ..........................        (0.27)         (0.56)     (0.59)      (0.61)             (0.63)
                                                           ---------       --------  ---------   ---------           --------

NET ASSET VALUE, END OF PERIOD .......................     $   9.49        $  9.63   $   9.88    $   9.33            $ 10.39
                                                           =========       ========  ========    =========           ========
Total Return (excludes sales charge) .................         1.30%(b)       3.17%     12.63%      (4.48)%            10.53%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ...................     $  4,456        $ 3,659   $  5,173    $  6,772            $ 5,238
   Ratio of expenses to average net assets ...........         1.13%(c)       1.13%      1.09%       0.96%              0.59%(c)
   Ratio of net investment income to average net
     assets ..........................................         5.61%(c)       5.68%      6.22%       6.03%              6.26%(c)
   Ratio of expenses to average net assets* ..........         1.47%(c)       1.48%      1.50%       1.56%              1.55%(c)
   Ratio of net investment income to average net
     assets* .........................................         5.27%(c)       5.33%      5.81%       5.43%              5.30%(c)
   Portfolio turnover(d) .............................        37.25%         76.29%     68.91%       0.38%             15.27%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                          INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                  Class B Shares


                              FINANCIAL HIGHLIGHTS


                                                                               FOR THE SIX MONTHS
                                                                                     ENDED                  JANUARY 1, 1996 TO
                                                                                 MARCH 31, 1997           SEPTEMBER 30, 1996 (a)
                                                                             -----------------------    ---------------------------
                                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...................................            $  9.60                      $  10.17
                                                                                    -------                      --------
INVESTMENT ACTIVITIES
   Net investment income ...............................................               0.23                          0.31
   Net realized and unrealized losses on investments ...................              (0.14)                        (0.57)
                                                                                    -------                      --------
        Total from Investment Activities ...............................               0.09                         (0.26)
                                                                                    -------                      --------
DISTRIBUTIONS
   Net investment income ...............................................              (0.23)                        (0.31)
                                                                                    -------                      --------
        Total Distributions ............................................              (0.23)                        (0.31)
                                                                                    -------                      --------

NET ASSET VALUE, END OF PERIOD .........................................            $  9.46                      $   9.60
                                                                                    =======                      ========
Total Return (excludes redemption charge) ..............................               0.92%(b)                     (2.48)%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) .....................................            $   494                      $    353
   Ratio of expenses to average net assets .............................               1.86%(c)                      1.85%(c)
   Ratio of net investment income to average net assets ................               4.77%(c)                      5.01%(c)
   Ratio of expenses to average net assets* ............................               1.96%(c)                      1.95%(c)
   Ratio of net investment income to average net assets* ...............               4.67%(c)                      4.91%(c)
   Portfolio turnover(d) ...............................................              37.25%                        76.29%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

INTERMEDIATE U.S. GOVERNMENT BOND FUND
Trust Shares


                              FINANCIAL HIGHLIGHTS


                                               FOR THE SIX MONTHS     FOR THE YEAR ENDED SEPTEMBER 30,
                                                      ENDED          ------------------------------------     OCTOBER 9, 1992 TO
                                                 MARCH 31, 1997         1996        1995         1994       SEPTEMBER 30, 1993 (a)
                                              --------------------   -----------  ----------   ----------   ----------------------
                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .........      $    9.64          $   9.89   $    9.34    $   10.40          $   10.00
                                                    -----------      ----------   ---------    ---------          ----------
INVESTMENT ACTIVITIES
   Net investment income ....................            0.28              0.58        0.61         0.62               0.64
   Net realized and unrealized gains
     (losses) on investments ................           (0.13)            (0.25)       0.55        (1.04)              0.40
                                                   -----------       -----------  ----------   ----------         ----------
        Total from Investment Activities ....            0.15              0.33        1.16        (0.42)              1.04
                                                   -----------       -----------  ----------   ----------         ----------
DISTRIBUTIONS
   Net investment income ....................           (0.28)            (0.58)      (0.61)       (0.62)             (0.64)
   Net realized gains .......................              --                --          --        (0.02)                --
                                                   -----------       -----------  ----------   ----------         ----------
        Total Distributions .................           (0.28)            (0.58)      (0.61)       (0.64)             (0.64)
                                                   -----------       -----------  ----------   ----------         ----------

NET ASSET VALUE, END OF PERIOD ..............      $     9.51        $     9.64   $    9.89    $    9.34          $   10.40
                                                   ===========       ===========  ==========   ==========         ==========
Total Return ................................            1.53%(b)          3.43%      12.91%       (4.23)%            10.76%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ..........      $  126,871        $  119,633   $  78,578    $  68,451          $  59,816
   Ratio of expenses to average net assets ..            0.86%(c)          0.87%       0.85%        0.70%              0.39%(c)
   Ratio of net investment income to average
     net assets .............................            5.77%(c)          5.94%       6.43%        6.27%              6.45%(c)
   Ratio of expenses to average net assets* .            0.96%(c)          0.97%       1.00%        1.06%              1.03%(c)
   Ratio of net investment income to average
     net assets* ............................            5.67%(c)          5.84%       6.28%        5.91%              5.82%(c)
   Portfolio turnover(d) ....................           37.25%            76.29%      68.91%        0.38%             15.27%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements

                             [LOGO OF BB&T APPEARS]

                                       NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                                                                  Class A Shares


                              FINANCIAL HIGHLIGHTS


                                                    FOR THE SIX MONTHS    FOR THE YEAR ENDED SEPTEMBER 30,
                                                          ENDED           --------------------------------    OCTOBER 16, 1992 TO
                                                      MARCH 31, 1997         1996      1995       1994       SEPTEMBER 30, 1993 (a)
                                                    ---------------------  ---------  --------  ----------  ----------------------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...............     $  10.05          $ 10.15    $  9.78   $   10.29          $   10.00
                                                         --------          -------    -------   ---------          ---------
INVESTMENT ACTIVITIES
   Net investment income ...........................         0.19             0.36       0.36        0.36               0.36
   Net realized and unrealized gains (losses) on
     investments ...................................        (0.03)           (0.10)      0.37       (0.50)              0.29
                                                         --------          -------    -------   ---------          ---------
        Total from Investment Activities ...........         0.16             0.26       0.73       (0.14)              0.65
                                                         --------          -------    -------   ---------          ---------
DISTRIBUTIONS
   Net investment income ...........................        (0.19)           (0.36)     (0.36)      (0.36)             (0.36)
   Net realized gains ..............................           --               --         --       (0.01)                --
                                                         --------          -------    -------   ---------          ---------
        Total Distributions ........................        (0.19)           (0.36)     (0.36)      (0.37)             (0.36)
                                                         --------          -------    -------   ---------          ---------

NET ASSET VALUE, END OF PERIOD .....................     $  10.02          $ 10.05    $ 10.15   $    9.78          $   10.29
                                                         ========          =======    =======   =========          =========
Total Return (excludes sales charge) ...............         1.62%(b)         2.61%      7.61%      (1.33)%             6.60%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) .................     $  9,085          $ 9,261    $ 8,717   $  11,083          $  13,695
   Ratio of expenses to average net assets .........         1.06%(c)         1.11%      1.05%       0.75%              0.43%(c)
   Ratio of net investment income to average net
     assets ........................................         3.82%(c)         3.58%      3.63%       3.63%              3.80%(c)
   Ratio of expenses to average net assets* ........         1.56%(c)         1.61%      1.63%       1.66%              1.77%(c)
   Ratio of net investment income to average net
     assets* .......................................         3.32%(c)         3.08%      3.05%       2.72%              2.45%(c)
   Portfolio turnover(d) ...........................         1.89%           20.90%      9.38%       0.56%              5.92%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Trust Shares


                              FINANCIAL HIGHLIGHTS


                                                FOR THE SIX MONTHS     FOR THE YEAR ENDED SEPTEMBER 30,
                                                      ENDED           ----------------------------------     OCTOBER 16, 1992 TO
                                                   MARCH 31, 1997       1996        1995        1994       SEPTEMBER 30, 1993 (a)
                                               ---------------------  ----------  ----------  ----------   -----------------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..........      $   10.05        $   10.15   $    9.78   $   10.29          $   10.00
                                                     ----------       ----------  ----------  ----------         ----------
INVESTMENT ACTIVITIES
   Net investment income ......................           0.20             0.38        0.37        0.38               0.36
   Net realized and unrealized gains (losses)
     on investments ...........................          (0.03)           (0.10)       0.37       (0.50)              0.29
                                                     ----------       ----------  ----------  ----------         ----------
        Total from Investment Activities ......           0.17             0.28        0.74       (0.12)              0.65
                                                     ----------       ----------  ----------  ----------         ----------
DISTRIBUTIONS
   Net investment income ......................          (0.20)           (0.38)      (0.37)      (0.38)             (0.36)
   Net realized gains .........................             --               --          --       (0.01)                --
                                                     ----------       ----------  ----------  ----------         ----------
        Total Distributions ...................          (0.20)           (0.38)      (0.37)      (0.39)             (0.36)
                                                     ----------       ----------  ----------  ----------         ----------
NET ASSET VALUE, END OF PERIOD ................      $   10.02        $   10.05   $   10.15   $    9.78          $   10.29
                                                     ==========       ==========  ==========  ==========         ==========
Total Return ..................................           1.68%(b)         2.77%       7.77%      (1.18)%             6.62%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ............      $  63,046        $  28,443   $  28,091   $  27,770          $  20,128
   Ratio of expenses to average net assets ....           0.87%(c)         0.96%       0.91%       0.63%              0.42%(c)
   Ratio of net investment income to average
     net assets ...............................           4.05%(c)         3.72%       3.78%       3.77%              3.80%(c)
   Ratio of expenses to average net assets* ...           1.03%(c)         1.11%       1.13%       1.17%              1.30%(c)
   Ratio of net investment income to average
     net assets* ..............................           3.89%(c)         3.57%       3.55%       3.24%              2.92%(c)
   Portfolio turnover(d) ......................           1.89%           20.90%       9.38%       0.56%              5.92%

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND
                                                                  Class A Shares


                              FINANCIAL HIGHLIGHTS


                                                    FOR THE SIX MONTHS    FOR THE YEAR ENDED SEPTEMBER 30,
                                                           ENDED        ----------------------------------    OCTOBER 9, 1992 TO
                                                      MARCH 31, 1997      1996         1995         1994    SEPTEMBER 30, 1993 (a)
                                                    ------------------  ----------   ----------   --------- ----------------------
                                                        (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .............       $   15.31      $   12.97    $   11.26    $  11.26          $ 10.00
                                                         ----------     ----------   ----------   ---------         --------
INVESTMENT ACTIVITIES
   Net investment income .........................            0.13           0.26         0.25        0.25             0.28
   Net realized and unrealized gains on
     investments .................................            1.31           2.43         1.98        0.12             1.27
                                                         ----------     ----------   ----------   ---------         --------
        Total from Investment Activities .........            1.44           2.69         2.23        0.37             1.55
                                                         ----------     ----------   ----------   ---------         --------
DISTRIBUTIONS
   Net investment income .........................           (0.13)         (0.26)       (0.25)      (0.26)           (0.29)
   Net realized gains ............................           (0.63)         (0.09)       (0.12)      (0.11)              --
   In excess of net realized gains ...............              --             --        (0.15)         --               --
                                                         ----------     ----------   ----------   ---------         --------
        Total Distributions ......................           (0.76)         (0.35)       (0.52)      (0.37)           (0.29)
                                                         ----------     ----------   ----------   ---------         --------
NET ASSET VALUE, END OF PERIOD ...................       $   15.99      $   15.31    $   12.97    $  11.26          $ 11.26
                                                         ==========     ==========   ==========   =========         ========
Total Return (excludes sales charge) .............            9.49%(b)      20.97%       20.62%       3.33%           15.72%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ...............       $  25,290      $  18,949    $  10,842    $  7,973          $ 6,009
   Ratio of expenses to average net assets .......            1.09%(c)       1.11%        1.07%       0.92%            0.63%(c)
   Ratio of net investment income to average net
     assets ......................................            1.60%(c)       1.82%        2.15%       2.26%            2.85%(c)
   Ratio of expenses to average net assets* ......            1.58%(c)       1.60%        1.60%       1.65%            1.68%(c)
   Ratio of net investment income to average net
     assets* .....................................            1.11%(c)       1.33%        1.62%       1.52%            1.81%(c)
   Portfolio turnover(d) .........................           13.58%         19.82%        8.73%      21.30%           27.17%
   Average commission rate(e) ....................       $  0.0649      $  0.0721           --          --               --

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

GROWTH AND INCOME STOCK FUND
Class B Shares


                              FINANCIAL HIGHLIGHTS


                                                                       FOR THE SIX MONTHS
                                                                              ENDED                JANUARY 1, 1996 TO
                                                                         MARCH 31, 1997          SEPTEMBER 30, 1996 (a)
                                                                       ------------------        ----------------------
                                                                           (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ............................             $ 15.29                     $ 13.78
                                                                              -------                     -------
INVESTMENT ACTIVITIES
   Net investment income ........................................                0.07                        0.13
   Net realized and unrealized gains on investments .............                1.28                        1.52
                                                                              -------                     -------
        Total from Investment Activities ........................                1.35                        1.65
                                                                              -------                     -------
DISTRIBUTIONS
   Net investment income ........................................               (0.07)                      (0.14)
   Net realized gains ...........................................               (0.63)                         --
                                                                              -------                     -------
        Total Distributions .....................................               (0.70)                      (0.14)
                                                                              -------                     -------
NET ASSET VALUE, END OF PERIOD ..................................             $ 15.94                     $ 15.29
                                                                              =======                     =======
Total Return (excludes redemption charge) .......................                8.92%(b)                   12.01%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ..............................             $ 8,356                     $ 3,880
   Ratio of expenses to average net assets ......................                1.84%(c)                    1.85%(c)
   Ratio of net investment income to average net assets .........                0.87%(c)                    1.13%(c)
   Ratio of expenses to average net assets* .....................                2.08%(c)                    2.09%(c)
   Ratio of net investment income to average net assets* ........                1.63%(c)                    0.89%(c)
   Portfolio turnover(d) ........................................               13.58%                      19.82%
   Average commission rate(e) ...................................             $0.0649                     $0.0721

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                                    GROWTH AND INCOME STOCK FUND
                                                                    Trust Shares


                              FINANCIAL HIGHLIGHTS


                                             FOR THE SIX MONTHS       FOR THE YEAR ENDED SEPTEMBER 30,
                                                    ENDED          --------------------------------------   OCTOBER 9, 1992 TO
                                               MARCH 31, 1997         1996          1995        1994      SEPTEMBER 30, 1993 (a)
                                            ---------------------  -----------   -----------  ---------- ------------------------
                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......     $    15.34        $    12.99    $    11.28   $   11.28         $   10.00
                                                 ----------        ----------    ----------   ---------         ---------
INVESTMENT ACTIVITIES
   Net investment income ...................           0.15              0.29          0.28        0.28              0.30
   Net realized and unrealized gains on
     investments ...........................           1.31              2.44          1.98        0.11              1.28
                                                 ----------        ----------    ----------   ---------         ---------
        Total from Investment Activities ...           1.46              2.73          2.26        0.39              1.58
                                                 ----------        ----------    ----------   ---------         ---------
DISTRIBUTIONS
   Net investment income ...................          (0.15)            (0.29)        (0.28)      (0.28)            (0.30)
   Net realized gains ......................          (0.63)            (0.09)        (0.12)      (0.11)               --
   In excess of net realized gains .........             --                --         (0.15)         --                --
                                                 ----------        ----------    ----------   ---------         ---------
        Total Distributions ................          (0.78)            (0.38)        (0.55)      (0.39)            (0.30)
                                                 ----------        ----------    ----------   ---------         ---------
NET ASSET VALUE, END OF PERIOD .............     $    16.02        $    15.34    $    12.99   $   11.28         $   11.28
                                                 ==========        ==========    ==========   =========         =========
Total Return ...............................           9.61%(b)         21.31%        20.88%       3.58%            16.06%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) .........     $  244,065        $  206,659    $  145,603   $  89,355         $  82,358
   Ratio of expenses to average net assets .           0.84%(c)          0.86%         0.82%       0.66%             0.40%(c)
   Ratio of net investment income to
     average net assets ....................           1.86%(c)          2.07%         2.40%       2.51%             3.08%(c)
   Ratio of expenses to average net assets*            1.08%(c)          1.10%         1.10%       1.15%             1.17%(c)
   Ratio of net investment income to
     average net assets* ...................           1.62%(c)          1.83%         2.11%       2.02%             2.31%(c)
   Portfolio turnover(d) ...................          13.58%            19.82%         8.73%      21.30%            27.17%
   Average commission rate(e) ..............     $   0.0649        $   0.0721            --          --                --

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

BALANCED FUND
Class A Shares


                              FINANCIAL HIGHLIGHTS


                                                                               FOR THE YEAR ENDED
                                                    FOR THE SIX MONTHS              SEPTEMBER 30,
                                                          ENDED          ----------------------------------     JULY 1, 1993 TO
                                                      MARCH 31, 1997       1996         1995        1994     SEPTEMBER 30, 1993 (a)
                                                   --------------------  ----------   ---------   ---------  ----------------------
                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..............     $   11.96        $   11.04    $   9.76    $  10.20           $ 10.00
                                                        ----------       ----------   ---------   ---------          --------
INVESTMENT ACTIVITIES
   Net investment income ..........................          0.23             0.43        0.44        0.38              0.08
   Net realized and unrealized gains (losses) on
     investments ..................................          0.38             0.92        1.27       (0.44)             0.21
                                                        ----------       ----------   ---------   ---------          --------
        Total from Investment Activities ..........          0.61             1.35        1.71       (0.06)             0.29
                                                        ----------       ----------   ---------   ---------          --------
DISTRIBUTIONS
   Net investment income ..........................         (0.23)           (0.43)      (0.43)      (0.38)            (0.09)
   Net realized gains .............................         (0.37)              --          --          --                --
                                                        ----------       ----------   ---------   ---------          --------
        Total Distributions .......................         (0.60)           (0.43)      (0.43)      (0.38)            (0.09)
                                                        ----------       ----------   ---------   ---------          --------
NET ASSET VALUE, END OF PERIOD ....................     $   11.97        $   11.96    $  11.04    $   9.76           $ 10.20
                                                        ==========       ==========   =========   =========          ========
Total Return (excludes sales charge) ..............          5.11%(b)        12.43%      18.00%      (0.64)%            2.88%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ................     $  13,921        $  12,456    $  9,257    $  8,560           $ 2,569
   Ratio of expenses to average net assets ........          1.19%(c)         1.20%       1.17%       0.98%             0.50%(c)
   Ratio of net investment income to average net
     assets .......................................          3.80%(c)         3.78%       4.27%       4.02%             4.39%(c)
   Ratio of expenses to average net assets* .......          1.68%(c)         1.69%       1.71%       1.75%             2.00%(c)
   Ratio of net investment income to average net
     assets* ......................................          3.31%(c)         3.29%       3.73%       3.25%             2.89%(c)
   Portfolio turnover(d) ..........................         15.68%           19.87%      23.68%      12.91%             8.32%
   Average commission rate(e) .....................     $  0.0626        $  0.0749          --          --                --

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                                                   BALANCED FUND
                                                                  Class B Shares


                              FINANCIAL HIGHLIGHTS


                                                                     FOR THE SIX MONTHS
                                                                            ENDED               JANUARY 1, 1996 TO
                                                                       MARCH 31, 1997         SEPTEMBER 30, 1996 (a)
                                                                    --------------------     ------------------------
                                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ............................           $ 11.91                    $ 11.54
                                                                            --------                   --------
INVESTMENT ACTIVITIES
   Net investment income ........................................              0.18                       0.27
   Net realized and unrealized gains on investments .............              0.39                       0.37
                                                                            --------                   --------
        Total from Investment Activities ........................              0.57                       0.64
                                                                            --------                   --------
DISTRIBUTIONS
   Net investment income ........................................             (0.19)                     (0.27)
   Net realized gains ...........................................             (0.37)                        --
                                                                            --------                   --------
        Total Distributions .....................................             (0.56)                     (0.27)
                                                                            --------                   --------
NET ASSET VALUE, END OF PERIOD ..................................           $ 11.92                    $ 11.91
                                                                            ========                   ========
Total Return (excludes redemption charge) .......................              4.76%(b)                   5.67%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ..............................           $ 4,007                    $ 2,339
   Ratio of expenses to average net assets ......................              1.94%(c)                   1.95%(c)
   Ratio of net investment income to average net assets .........              3.05%(c)                   3.13%(c)
   Ratio of expenses to average net assets* .....................              2.18%(c)                   2.18%(c)
   Ratio of net investment income to average net assets* ........              2.81%(c)                   2.90%(c)
   Portfolio turnover(d) ........................................             15.68%                     19.87%
   Average commission rate(e) ...................................           $0.0626                    $0.0749

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

BALANCED FUND
Trust Shares


                              FINANCIAL HIGHLIGHTS


                                                 FOR THE SIX MONTHS     FOR THE YEAR ENDED SEPTEMBER 30,
                                                       ENDED          ------------------------------------     JULY 1, 1993 TO
                                                   MARCH 31, 1997       1996         1995        1994       SEPTEMBER 30, 1993 (a)
                                                --------------------  ----------   ----------  ---------- ------------------------
                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...........     $   11.93        $   11.01    $    9.74   $   10.18          $   10.00
                                                     ----------       ----------   ----------  ----------         ----------
INVESTMENT ACTIVITIES
   Net investment income .......................          0.25             0.46         0.46        0.40               0.09
   Net realized and unrealized gains (losses)
     on investments ............................          0.39             0.92         1.27       (0.44)              0.18
                                                     ----------       ----------   ----------  ----------         ----------
        Total from Investment Activities .......          0.64             1.38         1.73       (0.04)              0.27
                                                     ----------       ----------   ----------  ----------         ----------
DISTRIBUTIONS
   Net investment income .......................         (0.25)           (0.46)       (0.46)      (0.40)             (0.09)
   Net realized gains ..........................         (0.37)              --           --          --                 --
                                                     ----------       ----------   ----------  ----------         ----------
        Total Distributions ....................         (0.62)           (0.46)       (0.46)      (0.40)             (0.09)
                                                     ----------       ----------   ----------  ----------         ----------
NET ASSET VALUE, END OF PERIOD .................     $   11.95        $   11.93    $   11.01   $    9.74          $   10.18
                                                     ==========       ==========   ==========  ==========         ==========
Total Return ...................................          5.34%(b)        12.74%       18.23%      (0.42)%             2.74%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) .............     $  70,833        $  69,374    $  49,794   $  39,715          $  20,374
   Ratio of expenses to average net assets .....          0.95%(c)         0.95%        0.92%       0.73%              0.44%(c)
   Ratio of net investment income to average
     net assets ................................          4.04%(c)         4.03%        4.51%       4.22%              4.44%(c)
   Ratio of expenses to average net assets* ....          1.19%(c)         1.19%        1.21%       1.25%              1.47%(c)
   Ratio of net investment income to average
     net assets* ...............................          3.80%(c)         3.79%        4.22%       3.70%              3.42%(c)
   Portfolio turnover(d) .......................         15.68%           19.87%       23.68%      12.91%              8.32%
   Average commission rate(e) ..................     $  0.0626        $  0.0749           --          --                 --

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                                      SMALL COMPANY GROWTH FUND
                                                                 Class A Shares


                              FINANCIAL HIGHLIGHTS


                                                                 FOR THE SIX MONTHS      FOR THE YEAR
                                                                       ENDED                 ENDED          DECEMBER 7, 1994 TO
                                                                   MARCH 31, 1997     SEPTEMBER 30, 1996   SEPTEMBER 30, 1995 (a)
                                                                  ----------------   -------------------- -----------------------
                                                                    (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .........................       $   21.06             $   14.53              $  10.00
                                                                     ----------            ----------             ---------
INVESTMENT ACTIVITIES
   Net investment loss .......................................           (0.05)                (0.20)                (0.08)
   Net realized and unrealized gains (losses) on investments .           (4.94)                 6.73                  4.61
                                                                     ----------            ----------             ---------
        Total from Investment Activities .....................           (4.99)                 6.53                  4.53
                                                                     ----------            ----------             ---------
DISTRIBUTIONS
   Net realized gains ........................................           (0.02)                   --                    --
                                                                     ----------            ----------             ---------
        Total Distributions ..................................           (0.02)                   --                    --
                                                                     ----------            ----------             ---------
NET ASSET VALUE, END OF PERIOD ...............................       $   16.05             $   21.06              $  14.53
                                                                     ==========            ==========             =========
Total Return (excludes sales charge) .........................          (23.71)%(b)            44.94%                45.30% (b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ...........................       $   7,673             $   7,413              $  1,096
   Ratio of expenses to average net assets ...................            1.94% (c)             2.01%                 2.50% (c)
   Ratio of net investment loss to average net assets ........           (1.18)%(c)            (1.26)%               (1.56)%(c)
   Ratio of expenses to average net assets* ..................            2.19% (c)             2.26%                 2.84% (c)
   Ratio of net investment loss to average net assets* .......           (1.43)%(c)            (1.51)%               (1.90)%(c)
   Portfolio turnover(d) .....................................           48.44%                71.62%                46.97%
   Average commission rate(e) ................................       $  0.0538             $  0.0562                    --

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

SMALL COMPANY GROWTH FUND
Class B Shares


                              FINANCIAL HIGHLIGHTS


                                                                        FOR THE SIX MONTHS
                                                                               ENDED              JANUARY 1, 1996 TO
                                                                          MARCH 31, 1997        SEPTEMBER 30, 1996 (a)
                                                                       ---------------------  ---------------------------
                                                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ..............................          $   20.92                 $   15.24
                                                                             ---------                 ---------
INVESTMENT ACTIVITIES
   Net investment loss ............................................              (0.05)                    (0.21)
   Net realized and unrealized gains (losses) on investments ......              (4.98)                     5.89
                                                                             ---------                 ---------
        Total from Investment Activities ..........................              (5.03)                     5.68
                                                                             ---------                 ---------
DISTRIBUTIONS
   Net realized gains .............................................              (0.02)                       --
                                                                             ---------                 ---------
        Total Distributions .......................................              (0.02)                       --
                                                                             ---------                 ---------
NET ASSET VALUE, END OF PERIOD ....................................          $   15.87                 $   20.92
                                                                             =========                 =========
Total Return (excludes redemption charge) .........................             (24.06)%(b)                37.27% (b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ................................          $   4,631                 $   3,200
   Ratio of expenses to average net assets ........................               2.69% (c)                 2.72% (c)
   Ratio of net investment loss to average net assets .............              (1.90)%(c)                (2.01)%(c)
   Portfolio turnover(d) ..........................................              48.44%                    71.62%
   Average commission rate(e) .....................................          $  0.0538                 $  0.0562


-------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                                       SMALL COMPANY GROWTH FUND
                                                                    Trust Shares


                              FINANCIAL HIGHLIGHTS


                                                                   FOR THE SIX MONTHS      FOR THE YEAR
                                                                          ENDED               ENDED           DECEMBER 7, 1994 TO
                                                                     MARCH 31, 1997     SEPTEMBER 30, 1996   SEPTEMBER 30, 1995 (a)
                                                                   ------------------   ------------------   ----------------------
                                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ............................         $ 21.18             $ 14.57                 $ 10.00
                                                                          -------             -------                 -------
INVESTMENT ACTIVITIES
   Net investment loss ..........................................           (0.05)              (0.17)                  (0.07)
   Net realized and unrealized gains (losses) on investments ....           (4.95)               6.78                    4.64
                                                                          -------             -------                 -------
        Total from Investment Activities ........................           (5.00)               6.61                    4.57
                                                                          -------             -------                 -------
DISTRIBUTIONS
   Net realized gains ...........................................           (0.02)                 --                      --
                                                                          -------             -------                 -------
        Total Distributions .....................................           (0.02)                 --                      --
                                                                          -------             -------                 -------
NET ASSET VALUE, END OF PERIOD ..................................         $ 16.16             $ 21.18                 $ 14.57
                                                                          =======             =======                 =======
Total Return ....................................................          (23.62)%(b)          45.37%                  45.70% (b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ..............................         $33,873             $36,373                 $16,962
   Ratio of expenses to average net assets ......................            1.70% (c)           1.79%                   2.33% (c)
   Ratio of net investment loss to average net assets ...........           (0.93)%(c)          (1.00)%                 (1.34)%(c)
   Ratio of expenses to average net assets* .....................            1.70% (c)           1.79%                   2.42% (c)
   Ratio of net investment loss to average net assets* ..........           (0.93)%(c)          (1.00)%                 (1.43)%(c)
   Portfolio turnover(d) ........................................           48.44%              71.62%                  46.97%
   Average commission rate(e) ...................................         $0.0538             $0.0562                      --

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

INTERNATIONAL EQUITY FUND
Class A Shares


                              FINANCIAL HIGHLIGHTS


                                                                                                      JANUARY 2, 1997
                                                                                                            TO
                                                                                                     MARCH 31, 1997(a)
                                                                                                     -----------------
                                                                                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........................................................            $   10.00
                                                                                                         ---------
INVESTMENT ACTIVITIES
   Net realized and unrealized gains on investments .........................................                 0.34
                                                                                                         ---------
        Total from Investment Activities ....................................................                 0.34
                                                                                                         ---------
DISTRIBUTIONS
   Net investment income ....................................................................                (0.03)
                                                                                                         ---------
        Total Distributions .................................................................                (0.03)
                                                                                                         ---------
NET ASSET VALUE, END OF PERIOD ..............................................................            $   10.31
                                                                                                         =========
Total Return (excludes sales charge) ........................................................                 3.35% (b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ..........................................................            $     184
   Ratio of expenses to average net assets ..................................................                 2.14% (c)
   Ratio of net investment income to average net assets .....................................                 0.03% (c)
   Ratio of expenses to average net assets* .................................................                 2.41% (c)
   Ratio of net investment loss to average net assets* ......................................                (0.24)%(c)
   Portfolio turnover(d) ....................................................................                 5.61%
   Average commission rate(e) ...............................................................            $  0.0555

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.


                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

                                                       INTERNATIONAL EQUITY FUND
                                                                  Class B Shares


                              FINANCIAL HIGHLIGHTS


                                                                                JANUARY 2, 1997
                                                                                      TO
                                                                               MARCH 31, 1997(a)
                                                                               -----------------
                                                                                  (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ......................................          $ 10.00
                                                                                     -------
INVESTMENT ACTIVITIES
   Net investment loss ....................................................            (0.01)
   Net realized and unrealized gains on investments .......................             0.34
                                                                                     -------
        Total from Investment Activities ..................................             0.33
                                                                                     -------
DISTRIBUTIONS
   Net investment income ..................................................            (0.02)
                                                                                     -------
        Total Distributions ...............................................            (0.02)
                                                                                     -------
NET ASSET VALUE, END OF PERIOD ............................................          $ 10.31
                                                                                     =======
Total Return (excludes redemption charge) .................................             3.27% (b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) ........................................          $   237
   Ratio of expenses to average net assets ................................             2.86% (c)
   Ratio of net investment loss to average net assets .....................            (0.49)%(c)
   Portfolio turnover(d) ..................................................             5.61%
   Average commission rate(e) .............................................          $0.0555

-------------

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

INTERNATIONAL EQUITY FUND
Trust Shares


                              FINANCIAL HIGHLIGHTS


                                                                                     JANUARY 2, 1997
                                                                                           TO
                                                                                    MARCH 31, 1997(a)
                                                                                  ----------------------
                                                                                       (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................        $   10.00
                                                                                        ----------
INVESTMENT ACTIVITIES
   Net realized and unrealized gains on investments ............................             0.35
                                                                                        ----------
        Total from Investment Activities .......................................             0.35
                                                                                        ----------
DISTRIBUTIONS
   Net investment income .......................................................            (0.03)
                                                                                        ----------
        Total Distributions ....................................................            (0.03)
                                                                                        ----------
NET ASSET VALUE, END OF PERIOD .................................................        $   10.32
                                                                                        ==========
Total Return ...................................................................             3.48%(b)

RATIOS/SUPPLEMENTARY DATA:
   Net Assets, End of Period (000) .............................................        $  39,670
   Ratio of expenses to average net assets .....................................             2.00%(c)
   Ratio of net investment income to average net assets ........................             0.08%(c)
   Ratio of expenses to average net assets* ....................................             2.06%(c)
   Ratio of net investment income to average net assets* .......................             0.02%(c)
   Portfolio turnover(d) .......................................................             5.61%
   Average commission rate(e) ..................................................        $  0.0555

-------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

                       See notes to financial statements

                          [LOGO OF BB&T APPEARS HERE]

============================================

  [LOGO OF BB&T MUTUAL FUNDS APPEARS HERE]

             SEMI-ANNUAL REPORT

              To Shareholders

             INVESTMENT ADVISER
     Branch Banking and Trust Company
       434 Fayetteville Street Mall
             Raleigh, NC 27601

                DISTRIBUTOR
            BISYS Fund Services
             3435 Stelzer Road
            Columbus, OH 43219

               LEGAL COUNSEL
               Ropes & Gray
            1301 K Street, N.W.
                Suite 800 E.
          Washington, D.C. 20005


              TRANSFER AGENT
        BISYS Fund Services Ohio, Inc.
             3435 Stelzer Road
            Columbus, OH 43219

                 AUDITORS
          KPMG Peat Marwick LLP
      Two Nationwide Plaza, Suite 1600
            Columbus, OH 43215


              March 31, 1997

============================================

                                                                         5/97